UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number            811-21475

                             RBC Funds Trust

(Exact name of registrant as specified in charter)

50 South Sixth Street, Suite 2350

                                 Minneapolis, MN 55402

(Address of principal executive offices) (Zip code)

Kathleen A. Gorman

50 South Sixth Street, Suite 2350

                                 Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (612)-376-7128

Date of fiscal year end:  September 30

Date of reporting period:  March 31, 2018

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

	RBC Funds

About your Semi Annual Report	This semi-annual report (Unaudited) includes detailed information about your Fund including financial statements, performance, and a complete list of its holdings.
	The RBC Funds compare their performance against various indices. Each of these indices is a widely recognized measure of return for the underlying category of securities. However, the indices are unmanaged, do not include fees, and cannot be invested in directly.

We hope the financial information presented will help you evaluate your investment in the RBC Funds. We also encourage you to read your Fund’s prospectus for further detail as to your Fund’s investment policies and risk profile. RBC Funds prospectuses and performance information subsequent to the date of this report are available on our website at www.rbcgam.us.

A description of the policies and procedures that your Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-422-2766; (ii) on the Fund’s website at www.rbcgam.us; and (iii) on the Securities and Exchange Commission’s (the “Commission”) website at http://www.sec.gov.

Information regarding how your Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) on the Fund’s website at www.rbcgam.us; and (ii) on the Commission’s website at http://www.sec.gov.

A schedule of each Fund’s portfolio holdings is filed with the Commission for the first and third quarters of each fiscal year on Form N-Q. This information is available on the Commission’s website at http://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room is available by calling 1-800-SEC-0330.

Table of Contents	Portfolio Managers	1
	Performance Summary	2
	Fund Statistics
	- Access Capital Community Investment Fund	4
	- RBC Impact Bond Fund	5
	Schedule of Portfolio Investments	6
	Financial Statements
	- Statements of Assets and Liabilities	31
	- Statements of Operations	33
	- Statements of Changes in Net Assets	34
	Financial Highlights	36
	Notes to Financial Statements	40
	Share Class Information	53
	Supplemental Information	54
	Approval of Investment Advisory Agreement	56

PORTFOLIO MANAGERS

RBC Global Asset Management (U.S.) Inc.(“RBC GAM (US)”) serves as the investment advisor to the Funds. RBC GAM (US) employs a team approach to the management of the Funds, with no individual team member being solely responsible for the investment decisions. The Funds’ management team has access to RBC GAM (US)’s investment research and other money management resources.

Brian Svendahl, CFA

Managing Director, Co-Head, U.S. Fixed Income

Brian Svendahl oversees the fixed income research, portfolio management and trading at RBC GAM (US). In addition to shaping the firm’s overall fixed income philosophy and process, he is a portfolio manager for the Funds and many of RBC GAM (US)’s government mandates. Brian joined RBC GAM (US) in 2005 and most recently led the mortgage and government team before being promoted to Co-Head. Prior to joining RBC GAM (US), he held several risk management, research and trading positions at Wells Fargo. Brian’s experience also includes liability management and implementing balance sheet hedging strategies. He earned a BS in economics from the University of Minnesota and a BBA in finance and an MBA from the University of Minnesota Carlson School of Management. Brian is a CFA charterholder.

Brian Svendahl, CFA

Scott Kirby

Vice President, Senior Portfolio Manager

Scott Kirby is a member of the government and mortgage research team in RBC GAM (US)’s fixed income group and serves as co-portfolio manager for the firm’s community investment strategy, including the Access Capital Community Investment Fund. Scott joined RBC GAM (US) in 2012 and most recently served as manager of investments of a broad-based asset portfolio for a large foundation, supporting its mission to reduce poverty. Previously he led the structured assets investment team of Ameriprise Financial/Riversource Investments, where he served as senior portfolio manager for more than $20 billion in agency and non-agency mortgage-backed, commercial mortgage-backed and asset-backed securities. He earned a BS in finance and an MBA in finance from the University of Minnesota Carlson School of Management.

Scott Kirby

PERFORMANCE SUMMARY

	1 Year	3 Year	5 Year	10 Year	Since Inception	Net Expense Ratio(a)		Gross Expense Ratio(b)
Average Annual Total Returns as of March 31, 2018 (Unaudited)

Access Capital Community Investment Fund
Class A(d)
- Including Max Sales Charge of 3.75%	(4.08)%	(0.97)%	0.20%	2.40%	3.60%
- At Net Asset Value	(0.35)%	0.32%	0.96%	2.79%	3.80%	0.99%		1.09%
Class I(e)
- At Net Asset Value	0.01%	0.72%	1.34%	3.08%	4.11%	0.63%		0.64%

Bloomberg Barclays U.S. Securitized Index(g)	0.79%	1.14%	1.80%	3.51%	4.69%
Bloomberg Barclays U.S. Aggregate Bond Index(g)	1.20%	1.20%	1.82%	3.63%	4.77%
RBC Impact Bond Fund(c)
Class I
- At Net Asset Value	N/A	N/A	N/A	N/A	(1.79)%	0.45	%(f)	4.46	%(f)
Class R6
- At Net Asset Value	N/A	N/A	N/A	N/A	(1.78)%	0.40	%(f)	4.32	%(f)

Bloomberg Barclays U.S. Aggregate Bond Index(g)	N/A	N/A	N/A	N/A	(1.39)%

Performance data quoted represents past performance. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted. Performance shown reflects contractual fee waivers, without such fee waivers total returns would be reduced.For performance data current to the most recent month-end go to www.rbcgam.us. Please see footnotes below.

(a)	The Fund’s expenses reflect the most recent year end (September 30, 2017) for the Access Capital Community Investment Fund and the period from December 18, 2017 (commencement of operations) to March 31, 2018 for the RBC Impact Bond Fund.

(b)	The advisor has contractually agreed to waive fees and/or pay operating expenses to keep total operating expenses (excluding certain fees such as brokerage costs, interest, taxes and acquired fund fees and expenses) at 0.95% for Class A shares and 0.70% for Class I shares of the Access Capital Investment Fund and at 0.45% for Class I shares and 0.40% for Class R6 shares of the Impact Bond Fund until January 31, 2019.

(c)	The inception date for the RBC Impact Bond Fund is December 18, 2017.

(d)	The inception date for Class A shares of the Fund is January 29, 2009. All performance shown for such class of shares prior to its inception date is based on the performance of the Class I shares of the Fund, adjusted to reflect the fees and expenses of Class A shares, as applicable.

(e)	Class I commenced operations on July 28, 2008. The performance in the table reflects the performance of Access Capital Strategies Community Investment Fund, Inc., the predecessor to the Fund. From its inception, June 23, 1998, until May 30, 2006, the predecessor fund elected status as a business development company. From May 31, 2006 until July 27, 2008, the predecessor fund operated as a continuously offered closed-end interval management company. If the predecessor fund had operated as an open-end management company, performance may have been adversely affected. Fund performance reflects applicable fee waivers/expense reimbursements which, if excluded, would cause performance to be lower.

PERFORMANCE SUMMARY

(f)	Annualized.
(g)	Each of the comparative indices is a widely recognized market value weighted measure of the return of securities, but do not include sales fees or operating expenses. You cannot invest directly in indices.

The Bloomberg Barclays US Aggregate Bond Index measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. It includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities (agency and non-agency).

The Bloomberg Barclays US Securitized Index represents the securitized portion (mortgage-backed, asset-backed and commercial mortgage-backed securities) of the Bloomberg Barclays US Aggregate Bond Index. You cannot invest directly in an index.

FUND STATISTICS (UNAUDITED)
Access Capital Community Investment Fund
Investment Objective	Seeks to invest in geographically specific debt securities located in portions of the United States designated by Fund shareholders.
Benchmark	Bloomberg Barclays U.S. Securitized Index Bloomberg Barclays U.S. Aggregate Bond Index

Asset Allocation as of 3/31/18 (% of Fund’s investments)
Top Ten Holdings (excluding investment companies) (as of 3/31/18) (% of Fund’s net assets)

Fannie Mae, Pool #AK2386,

3.50%, 2/1/42

Ginnie Mae, Series 2012-58,

Class B, 2.20%, 3/1/44

Ginnie Mae, Series 2012-33,

Class B, 2.89%, 3/1/46

Fannie Mae, Pool #CA1152,

3.50%, 2/1/48

Freddie Mac, Pool #V83890,

3.50%, 2/1/48

Ginnie Mae, Pool #AC9541,

2.12%, 2/1/48

1.44% 1.22% 0.94% 0.86% 0.82% 0.81%

Fannie Mae, Pool #AM4392,

3.79%, 10/1/23

Ginnie Mae, Series 2012-114,

Class A, 2.10%, 1/1/53

Missouri Housing Development Commission, Revenue, Series 1, 3.75%, 3/1/42

Fannie Mae, Pool #AS7675,

3.00%, 8/1/46

0.81% 0.77% 0.68% 0.67%
*A listing of all portfolio holdings can be found beginning on page 6
Growth of $1,000,000 Initial Investment Over 10 Years
The graph reflects an initial investment of $ 1,000,000 over a 10 year period and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance of other classes will vary due to differences in fee structures.

FUND STATISTICS (UNAUDITED)
RBC Impact Bond Fund
Seeks to achieve a high level of current income consistent with preservation of capital.				Investment Objective
Bloomberg Barclays U.S. Aggregate Bond Index				Benchmark
Asset Allocation as of 3/31/18 (% of Fund’s investments)
U.S. Treasury Notes, 1.38%, 1/31/21 U.S. Treasury Notes, 1.63%, 12/31/19 Fannie Mae, (TBA), 3.50%, 4/1/48 Fannie Mae, (TBA), 3.00%, 4/1/48 Fannie Mae, (TBA), 4.00%, 4/1/48	11.58% 9.82% 7.76% 7.75% 6.72%	U.S. Treasury Notes, 1.13%, 1/31/19 U.S. Treasury Notes, 1.88%, 1/31/22 U.S. Treasury Notes, 1.75%, 1/31/23 U.S. Treasury Bonds, 2.75%, 11/15/47 Fannie Mae, (TBA), 4.50%, 4/1/48	5.91% 4.85% 3.83% 2.94% 2.91%	Top Ten Holdings (excluding investment companies) (as of 3/31/18) (% of Fund’s net assets)
*A listing of all portfolio holdings can be found beginning on page 28
Growth of $1,000,000 Initial Investment Since Inception (12/18/17)
The graph reflects an initial investment of $1,000,000 over the period from December 18, 2017 (commencement of operations) to March 31, 2018 and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund

March 31, 2018 (Unaudited)

Principal Amount		Value

U.S. Government Agency Backed Mortgages — 94.33%
Fannie Mae — 57.22%
$ 164,870	Pool #257613, 5.50%, 6/1/38	$180,681
65,832	Pool #257656, 6.00%, 8/1/38	73,135
122,845	Pool #257663, 5.50%, 8/1/38	136,526
108,989	Pool #257890, 5.50%, 2/1/38	121,126
115,373	Pool #257892, 5.50%, 2/1/38	129,213
76,656	Pool #257913, 5.50%, 1/1/38	84,690
65,820	Pool #257926, 5.50%, 3/1/38	74,076
60,160	Pool #258022, 5.50%, 5/1/34	67,027
131,667	Pool #258070, 5.00%, 6/1/34	142,248
39,803	Pool #258121, 5.50%, 6/1/34	44,272
126,341	Pool #258152, 5.50%, 8/1/34	138,714
69,543	Pool #258157, 5.00%, 8/1/34	74,926
64,351	Pool #258163, 5.50%, 8/1/34	71,040
112,592	Pool #258166, 5.50%, 9/1/34	123,495
86,465	Pool #258224, 5.50%, 12/1/34	93,946
59,808	Pool #258238, 5.00%, 1/1/35	64,578
90,810	Pool #258251, 5.50%, 1/1/35	100,132
109,009	Pool #258305, 5.00%, 3/1/35	117,693
90,884	Pool #258336, 5.00%, 4/1/35	98,731
60,278	Pool #258340, 5.00%, 3/1/35	65,445
15,146	Pool #258393, 5.00%, 5/1/35	16,175
63,518	Pool #258394, 5.00%, 5/1/35	69,091
178,003	Pool #258395, 5.50%, 6/1/35	195,219
60,576	Pool #258403, 5.00%, 6/1/35	65,885
81,420	Pool #258404, 5.00%, 6/1/35	88,230
47,555	Pool #258410, 5.00%, 4/1/35	51,718
102,788	Pool #258448, 5.00%, 8/1/35	110,174
185,530	Pool #258450, 5.50%, 8/1/35	203,268
90,790	Pool #258456, 5.00%, 8/1/35	98,063
78,788	Pool #258571, 5.50%, 11/1/35	86,390
88,834	Pool #258600, 6.00%, 1/1/36	99,860
220,422	Pool #258627, 5.50%, 2/1/36	239,880
102,537	Pool #258634, 5.50%, 2/1/36	112,792
55,085	Pool #258658, 5.50%, 3/1/36	61,375
51,009	Pool #258737, 5.50%, 12/1/35	56,358
42,124	Pool #259004, 8.00%, 2/1/30	49,572
44,160	Pool #259030, 8.00%, 4/1/30	50,860
44,195	Pool #259181, 6.50%, 3/1/31	49,736
11,385	Pool #259187, 6.50%, 4/1/31	12,215
70,788	Pool #259190, 6.50%, 4/1/31	80,006
80,758	Pool #259316, 6.50%, 11/1/31	91,058
30,266	Pool #259378, 6.00%, 12/1/31	34,032
34,090	Pool #259393, 6.00%, 1/1/32	38,449
42,953	Pool #259590, 5.50%, 11/1/32	47,740
173,398	Pool #259611, 5.50%, 11/1/32	190,163
44,733	Pool #259634, 5.50%, 12/1/32	48,604

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2018 (Unaudited)

Principal Amount		Value

$ 138,677	Pool #259659, 5.50%, 2/1/33	$152,670
33,130	Pool #259671, 5.50%, 2/1/33	36,839
80,559	Pool #259686, 5.50%, 3/1/33	88,647
37,726	Pool #259722, 5.00%, 5/1/33	40,724
49,475	Pool #259724, 5.00%, 5/1/33	53,582
117,772	Pool #259725, 5.00%, 5/1/33	126,696
107,089	Pool #259729, 5.00%, 6/1/33	115,586
62,043	Pool #259761, 5.00%, 6/1/33	66,947
102,899	Pool #259764, 5.00%, 7/1/33	111,049
113,233	Pool #259777, 5.00%, 7/1/33	121,872
82,897	Pool #259781, 5.00%, 7/1/33	89,486
50,220	Pool #259789, 5.00%, 7/1/33	54,393
91,961	Pool #259807, 5.00%, 8/1/33	99,236
124,212	Pool #259816, 5.00%, 8/1/33	133,728
27,827	Pool #259819, 5.00%, 8/1/33	30,137
51,416	Pool #259830, 5.00%, 8/1/33	55,518
34,040	Pool #259848, 5.00%, 9/1/33	36,868
72,268	Pool #259867, 5.50%, 10/1/33	79,738
61,165	Pool #259869, 5.50%, 10/1/33	66,953
106,650	Pool #259875, 5.50%, 10/1/33	116,916
69,720	Pool #259876, 5.50%, 10/1/33	76,900
14,161	Pool #259879, 5.50%, 10/1/33	15,387
98,455	Pool #259930, 5.00%, 11/1/33	105,303
38,206	Pool #259998, 5.00%, 3/1/34	41,389
668,246	Pool #465946, 3.61%, 9/1/20	680,086
1,786,806	Pool #468226, 3.86%, 6/1/21	1,838,418
272,256	Pool #469101, 3.75%, 2/1/27	281,050
770,731	Pool #469239, 2.69%, 10/1/18	768,707
429,088	Pool #470439, 2.91%, 5/1/22	428,779
3,030,666	Pool #470561, 2.94%, 2/1/22	3,035,928
901,925	Pool #470828, 3.53%, 3/1/32	909,173
895,711	Pool #471478, 2.61%, 8/1/22	884,860
3,299,384	Pool #471948, 2.86%, 7/1/22	3,289,140
170,413	Pool #557295, 7.00%, 12/1/29	191,966
30,632	Pool #576445, 6.00%, 1/1/31	33,385
72,395	Pool #579402, 6.50%, 4/1/31	81,774
133,567	Pool #583728, 6.50%, 6/1/31	150,520
65,198	Pool #585148, 6.50%, 7/1/31	73,425
34,402	Pool #590931, 6.50%, 7/1/31	38,705
54,107	Pool #590932, 6.50%, 7/1/31	60,308
38,615	Pool #601865, 6.50%, 4/1/31	41,797
35,386	Pool #601868, 6.00%, 7/1/29	39,225
50,131	Pool #607611, 6.50%, 11/1/31	56,611
98,473	Pool #634271, 6.50%, 5/1/32	111,249
42,523	Pool #644232, 6.50%, 6/1/32	48,146
25,652	Pool #644432, 6.50%, 7/1/32	28,899
41,851	Pool #644437, 6.50%, 6/1/32	47,325
1,907,606	Pool #663159, 5.00%, 7/1/32(a)	2,049,281

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2018 (Unaudited)

Principal Amount		Value

$ 78,463	Pool #670278, 5.50%, 11/1/32	$87,060
37,552	Pool #676702, 5.50%, 11/1/32	41,249
51,898	Pool #677591, 5.50%, 12/1/32	57,127
171,045	Pool #681883, 6.00%, 3/1/33	190,848
120,234	Pool #686542, 5.50%, 3/1/33	130,637
226,956	Pool #695961, 5.50%, 1/1/33	248,703
192,424	Pool #696407, 5.50%, 4/1/33	212,165
423,476	Pool #702478, 5.50%, 6/1/33	463,891
123,202	Pool #702479, 5.00%, 6/1/33	132,652
65,353	Pool #703210, 5.50%, 9/1/32	71,007
150,718	Pool #720025, 5.00%, 8/1/33	162,427
249,334	Pool #723066, 5.00%, 4/1/33	268,593
243,828	Pool #723067, 5.50%, 5/1/33	265,919
273,139	Pool #723070, 4.50%, 5/1/33	288,400
290,155	Pool #727311, 4.50%, 9/1/33	306,349
187,994	Pool #727312, 5.00%, 9/1/33	202,904
153,240	Pool #727315, 6.00%, 10/1/33	172,470
39,422	Pool #738589, 5.00%, 9/1/33	42,702
49,863	Pool #739269, 5.00%, 9/1/33	53,996
163,471	Pool #743595, 5.50%, 10/1/33	179,120
158,373	Pool #748041, 4.50%, 10/1/33	166,737
179,186	Pool #749891, 5.00%, 9/1/33	193,423
108,843	Pool #749897, 4.50%, 9/1/33	114,955
10,083	Pool #750984, 5.00%, 12/1/18	10,168
9,108	Pool #751008, 5.00%, 12/1/18	9,176
227,948	Pool #753533, 5.00%, 11/1/33	244,610
86,802	Pool #755679, 6.00%, 1/1/34	97,939
56,322	Pool #755746, 5.50%, 12/1/33	62,683
41,216	Pool #763551, 5.50%, 3/1/34	45,900
93,509	Pool #763820, 5.50%, 1/1/34	102,797
20,390	Pool #765216, 5.00%, 1/1/19	20,582
3,764	Pool #773096, 4.50%, 3/1/19	3,799
27,456	Pool #773476, 5.50%, 7/1/19	27,937
46,004	Pool #776851, 6.00%, 10/1/34	52,071
717,057	Pool #777621, 5.00%, 2/1/34	774,046
127,503	Pool #781437, 6.00%, 8/1/34	142,196
83,320	Pool #781741, 6.00%, 9/1/34	93,633
15,428	Pool #781907, 5.00%, 2/1/21	15,865
139,722	Pool #781954, 5.00%, 6/1/34	150,976
165,541	Pool #781959, 5.50%, 6/1/34	179,864
263,691	Pool #783893, 5.50%, 12/1/34	289,507
74,548	Pool #783929, 5.50%, 10/1/34	82,286
16,637	Pool #788329, 6.50%, 8/1/34	17,966
121,712	Pool #797627, 5.00%, 7/1/35	131,447
113,009	Pool #798725, 5.50%, 11/1/34	125,464
98,619	Pool #799548, 6.00%, 9/1/34	110,295
943,129	Pool #806754, 4.50%, 9/1/34	996,354
330,059	Pool #806757, 6.00%, 9/1/34	369,631

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2018 (Unaudited)

Principal Amount		Value

$ 751,050	Pool #806761, 5.50%, 9/1/34	$822,791
115,779	Pool #808205, 5.00%, 1/1/35	124,989
198,762	Pool #815009, 5.00%, 4/1/35	214,597
99,064	Pool #817641, 5.00%, 11/1/35	107,329
121,607	Pool #820334, 5.00%, 9/1/35	131,386
313,136	Pool #820335, 5.00%, 9/1/35	336,968
180,656	Pool #820336, 5.00%, 9/1/35	195,921
394,640	Pool #822008, 5.00%, 5/1/35	426,212
174,439	Pool #829005, 5.00%, 8/1/35	188,477
39,196	Pool #829006, 5.50%, 9/1/35	43,489
166,806	Pool #829275, 5.00%, 8/1/35	180,167
158,737	Pool #829276, 5.00%, 8/1/35	171,452
114,982	Pool #829277, 5.00%, 8/1/35	123,913
436,133	Pool #829649, 5.50%, 3/1/35	477,500
298,392	Pool #844361, 5.50%, 11/1/35	326,829
152,440	Pool #845245, 5.50%, 11/1/35	169,296
59,130	Pool #866969, 6.00%, 2/1/36	66,963
158,773	Pool #867569, 6.00%, 2/1/36	177,670
119,473	Pool #870599, 6.00%, 6/1/36	134,122
188,300	Pool #871072, 5.50%, 2/1/37	206,358
176,378	Pool #884693, 5.50%, 4/1/36	194,535
465,549	Pool #885724, 5.50%, 6/1/36	508,346
229,435	Pool #911730, 5.50%, 12/1/21	238,241
75,118	Pool #919368, 5.50%, 4/1/37	83,319
287,670	Pool #922582, 6.00%, 12/1/36	321,120
339,109	Pool #934941, 5.00%, 8/1/39	366,437
301,605	Pool #934942, 5.00%, 9/1/39	325,910
167,761	Pool #941204, 5.50%, 6/1/37	184,557
61,598	Pool #943394, 5.50%, 6/1/37	68,901
100,163	Pool #944502, 6.00%, 6/1/37	110,846
344,531	Pool #948600, 6.00%, 8/1/37	385,160
100,352	Pool #952598, 6.00%, 7/1/37	112,643
125,229	Pool #952623, 6.00%, 8/1/37	140,414
164,133	Pool #952678, 6.50%, 8/1/37	184,769
95,302	Pool #952693, 6.50%, 8/1/37	106,597
346,414	Pool #958502, 5.07%, 5/1/19	351,670
104,031	Pool #975769, 5.50%, 3/1/38	114,738
77,849	Pool #982898, 5.00%, 5/1/38	84,512
143,174	Pool #984842, 5.50%, 6/1/38	156,904
117,643	Pool #986239, 6.00%, 7/1/38	130,694
127,602	Pool #986957, 5.50%, 7/1/38	139,839
72,869	Pool #990510, 5.50%, 8/1/38	81,326
280,962	Pool #990511, 6.00%, 8/1/38	313,175
168,883	Pool #990617, 5.50%, 9/1/38	186,978
134,783	Pool #AA0526, 5.00%, 12/1/38	145,665
128,969	Pool #AA0644, 4.50%, 3/1/39	136,466
300,342	Pool #AA0645, 4.50%, 3/1/39	317,800
146,754	Pool #AA2243, 4.50%, 5/1/39	155,765

9

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2018 (Unaudited)

Principal Amount		Value

$ 404,440	Pool #AA3142, 4.50%, 3/1/39	$429,907
93,672	Pool #AA3143, 4.00%, 3/1/39	97,221
490,952	Pool #AA3206, 4.00%, 4/1/39	508,557
494,850	Pool #AA3207, 4.50%, 3/1/39	523,613
140,319	Pool #AA4468, 4.00%, 4/1/39	145,351
241,380	Pool #AA7042, 4.50%, 6/1/39	256,805
391,631	Pool #AA7658, 4.00%, 6/1/39	405,675
113,024	Pool #AA7659, 4.50%, 6/1/39	119,523
135,610	Pool #AA7741, 4.50%, 6/1/24	140,920
3,128,050	Pool #AB7798, 3.00%, 1/1/43	3,077,463
1,554,724	Pool #AB9204, 3.00%, 4/1/43	1,529,581
1,013,660	Pool #AB9831, 3.00%, 6/1/43	997,426
461,711	Pool #AC1463, 5.00%, 8/1/39	498,918
108,323	Pool #AC1464, 5.00%, 8/1/39	118,271
935,780	Pool #AC2109, 4.50%, 7/1/39	989,587
49,757	Pool #AC4394, 5.00%, 9/1/39	54,233
544,300	Pool #AC4395, 5.00%, 9/1/39	589,183
123,643	Pool #AC5328, 5.00%, 10/1/39	133,606
244,765	Pool #AC5329, 5.00%, 10/1/39	264,490
295,649	Pool #AC6304, 5.00%, 11/1/39	319,567
219,568	Pool #AC6305, 5.00%, 11/1/39	237,330
146,529	Pool #AC6307, 5.00%, 12/1/39	158,315
320,301	Pool #AC6790, 5.00%, 12/1/39	346,213
1,371,862	Pool #AC7199, 5.00%, 12/1/39(a)	1,482,200
537,429	Pool #AD1470, 5.00%, 2/1/40	588,548
1,306,233	Pool #AD1471, 4.50%, 2/1/40	1,397,669
278,867	Pool #AD1560, 5.00%, 3/1/40	301,296
1,001,111	Pool #AD1585, 4.50%, 2/1/40	1,071,189
368,805	Pool #AD1586, 5.00%, 1/1/40	405,268
624,204	Pool #AD1638, 4.50%, 2/1/40	659,706
155,607	Pool #AD1640, 4.50%, 3/1/40	164,457
1,555,358	Pool #AD1942, 4.50%, 1/1/40(a)	1,664,719
358,166	Pool #AD1943, 5.00%, 1/1/40	392,458
1,113,499	Pool #AD1988, 4.50%, 2/1/40	1,191,444
390,690	Pool #AD2896, 5.00%, 3/1/40	422,297
498,650	Pool #AD4456, 4.50%, 4/1/40	526,855
751,282	Pool #AD4458, 4.50%, 4/1/40	793,776
498,840	Pool #AD4940, 4.50%, 6/1/40	527,835
362,645	Pool #AD4946, 4.50%, 6/1/40	383,723
358,854	Pool #AD5728, 5.00%, 4/1/40	387,885
491,200	Pool #AD7239, 4.50%, 7/1/40	519,751
181,451	Pool #AD7242, 4.50%, 7/1/40	193,302
188,586	Pool #AD7256, 4.50%, 7/1/40	199,607
547,177	Pool #AD7271, 4.50%, 7/1/40	578,127
281,333	Pool #AD7272, 4.50%, 7/1/40	297,774
286,941	Pool #AD8960, 5.00%, 6/1/40	310,244
243,554	Pool #AD9613, 4.50%, 8/1/40	257,330
1,080,755	Pool #AD9614, 4.50%, 8/1/40	1,141,885

10

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2018 (Unaudited)

Principal Amount		Value

$ 346,838	Pool #AE2011, 4.00%, 9/1/40	$359,276
1,881,940	Pool #AE2012, 4.00%, 9/1/40(a)	1,949,426
219,750	Pool #AE2023, 4.00%, 9/1/40	227,630
713,535	Pool #AE5432, 4.00%, 10/1/40	739,121
352,170	Pool #AE5435, 4.50%, 9/1/40	372,090
359,678	Pool #AE5806, 4.50%, 9/1/40	380,584
606,079	Pool #AE5861, 4.00%, 10/1/40	627,812
537,426	Pool #AE5862, 4.00%, 10/1/40	556,866
372,662	Pool #AE5863, 4.00%, 10/1/40	386,026
304,047	Pool #AE6850, 4.00%, 10/1/40	314,950
237,060	Pool #AE6851, 4.00%, 10/1/40	245,561
164,381	Pool #AE7699, 4.00%, 11/1/40	171,457
501,457	Pool #AE7703, 4.00%, 10/1/40	523,044
1,034,945	Pool #AE7707, 4.00%, 11/1/40	1,072,058
398,180	Pool #AH0300, 4.00%, 11/1/40	412,458
651,560	Pool #AH0301, 3.50%, 11/1/40	657,770
54,647	Pool #AH0302, 4.00%, 11/1/40	56,999
464,446	Pool #AH0306, 4.00%, 12/1/40	481,101
493,772	Pool #AH0508, 4.00%, 11/1/40	511,478
942,846	Pool #AH0537, 4.00%, 12/1/40	976,656
948,666	Pool #AH0914, 4.50%, 11/1/40	1,002,325
659,490	Pool #AH0917, 4.00%, 12/1/40	683,139
769,368	Pool #AH1077, 4.00%, 1/1/41	797,559
828,094	Pool #AH2973, 4.00%, 12/1/40	857,789
452,131	Pool #AH2980, 4.00%, 1/1/41	468,344
1,033,196	Pool #AH5656, 4.00%, 1/1/41	1,070,246
251,440	Pool #AH5657, 4.00%, 2/1/41	260,457
521,069	Pool #AH5658, 4.00%, 2/1/41	539,754
545,341	Pool #AH5662, 4.00%, 2/1/41	564,812
737,289	Pool #AH5882, 4.00%, 2/1/26	761,770
627,098	Pool #AH6764, 4.00%, 3/1/41	649,194
1,713,199	Pool #AH6768, 4.00%, 3/1/41(a)	1,773,563
338,592	Pool #AH7277, 4.00%, 3/1/41	351,950
1,046,906	Pool #AH7281, 4.00%, 3/1/41	1,084,774
382,679	Pool #AH7526, 4.50%, 3/1/41	404,444
781,325	Pool #AH7537, 4.00%, 3/1/41	808,854
615,893	Pool #AH8878, 4.50%, 4/1/41	650,730
462,131	Pool #AH8885, 4.50%, 4/1/41	488,271
479,005	Pool #AH9050, 3.50%, 2/1/26	489,157
559,825	Pool #AI0114, 4.00%, 3/1/41	580,075
939,577	Pool #AI1846, 4.50%, 5/1/41	992,722
620,792	Pool #AI1847, 4.50%, 5/1/41	656,099
1,309,957	Pool #AI1848, 4.50%, 5/1/41	1,384,052
863,298	Pool #AI1849, 4.50%, 5/1/41	923,459
512,812	Pool #AJ0651, 4.00%, 8/1/41	530,880
486,493	Pool #AJ7668, 4.00%, 11/1/41	503,634
664,965	Pool #AJ9133, 4.00%, 1/1/42	687,771
8,839,369	Pool #AK2386, 3.50%, 2/1/42(a)	8,934,668

11

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2018 (Unaudited)

Principal Amount		Value

$ 3,174,652	Pool #AK6715, 3.50%, 3/1/42	$3,208,879
879,564	Pool #AK6716, 3.50%, 3/1/42	889,046
690,524	Pool #AK6718, 3.50%, 2/1/42	697,968
624,320	Pool #AM0414, 2.87%, 9/1/27	604,411
451,233	Pool #AM0635, 2.55%, 10/1/22	444,640
905,139	Pool #AM1750, 3.04%, 12/1/30	888,465
4,818,987	Pool #AM4392, 3.79%, 10/1/23	4,995,419
486,463	Pool #AM4590, 3.18%, 10/1/20	490,465
2,293,977	Pool #AM5335, 3.69%, 2/1/24	2,368,164
237,751	Pool #AM6907, 3.68%, 10/1/32	245,546
1,501,403	Pool #AM7764, 3.05%, 1/1/27	1,483,597
952,126	Pool #AM7938, 2.59%, 12/1/25	927,149
289,341	Pool #AM9239, 3.03%, 6/1/25	287,411
486,115	Pool #AM9780, 3.31%, 3/1/31	481,308
350,000	Pool #AN0360, 3.95%, 12/1/45	365,217
1,096,518	Pool #AN0915, 3.01%, 2/1/26	1,085,691
322,342	Pool #AN1381, 2.56%, 8/1/26	309,897
971,905	Pool #AN2066, 2.75%, 7/1/26	945,790
1,000,000	Pool #AN2398, 2.52%, 7/1/28	938,086
990,820	Pool #AN2746, 2.30%, 9/1/26	935,762
1,000,000	Pool #AN3157, 2.25%, 10/1/26	938,030
489,709	Pool #AN3919, 2.82%, 12/1/26	476,620
1,964,796	Pool #AN4408, 3.35%, 1/1/27	1,975,996
886,423	Pool #AN5053, 3.34%, 4/1/27	889,462
320,000	Pool #AN5468, 3.22%, 5/1/27	317,680
1,000,000	Pool #AN5848, 3.15%, 6/1/27	987,370
215,344	Pool #AN6580, 3.36%, 9/1/29	214,860
993,177	Pool #AN7154, 3.21%, 10/1/32	972,941
1,960,000	Pool #AN7490, 3.15%, 11/1/27	1,931,885
997,349	Pool #AN7904, 3.44%, 12/1/27	1,013,482
498,680	Pool #AN7982, 2.80%, 1/1/26	488,251
1,000,000	Pool #AN8458, 2.97%, 2/1/25	991,126
941,828	Pool #AO2923, 3.50%, 5/1/42	951,393
2,196,081	Pool #AO8029, 3.50%, 7/1/42(a)	2,218,385
692,177	Pool #AP7483, 3.50%, 9/1/42	699,207
668,397	Pool #AQ6710, 2.50%, 10/1/27	662,836
1,654,430	Pool #AQ7193, 3.50%, 7/1/43	1,669,682
2,594,686	Pool #AR3088, 3.00%, 1/1/43	2,553,131
582,458	Pool #AR6712, 3.00%, 1/1/43	573,766
754,201	Pool #AR6928, 3.00%, 3/1/43	742,004
331,995	Pool #AR6933, 3.00%, 3/1/43	326,626
911,839	Pool #AS1916, 4.00%, 3/1/44	941,117
609,174	Pool #AS1917, 4.00%, 3/1/44	630,543
204,525	Pool #AS2129, 4.00%, 3/1/44	211,092
1,005,258	Pool #AS2439, 4.00%, 5/1/44	1,040,521
1,637,702	Pool #AS2784, 4.00%, 7/1/44	1,687,728
1,495,497	Pool #AS3244, 4.00%, 9/1/44	1,541,180
1,948,439	Pool #AS3494, 4.00%, 10/1/44(a)	2,007,958

12

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2018 (Unaudited)

Principal Amount		Value

$ 1,407,789	Pool #AS3726, 4.00%, 11/1/44	$1,450,792
1,483,133	Pool #AS3728, 4.00%, 11/1/44(a)	1,528,438
988,435	Pool #AS3926, 3.50%, 12/1/44	994,767
666,591	Pool #AS3929, 4.00%, 12/1/44	686,537
731,175	Pool #AS3930, 4.00%, 11/1/44	753,053
1,043,126	Pool #AS4070, 4.00%, 12/1/44	1,081,836
795,968	Pool #AS4240, 3.50%, 1/1/45	801,067
1,226,746	Pool #AS4388, 3.50%, 2/1/45	1,234,605
728,765	Pool #AS4390, 3.50%, 2/1/45	733,434
1,024,371	Pool #AS4732, 3.50%, 4/1/45	1,030,933
1,824,909	Pool #AS4743, 3.50%, 4/1/45(a)	1,836,600
1,156,073	Pool #AS4905, 3.50%, 4/1/45	1,164,202
1,002,387	Pool #AS4910, 3.50%, 5/1/45	1,008,182
1,087,765	Pool #AS5118, 3.50%, 5/1/45	1,094,054
1,244,350	Pool #AS5341, 3.50%, 7/1/45	1,251,544
1,394,112	Pool #AS5576, 4.00%, 8/1/45	1,435,391
798,757	Pool #AS5919, 3.50%, 9/1/45	803,125
807,754	Pool #AS5922, 3.50%, 9/1/45	811,919
1,312,155	Pool #AS6303, 4.00%, 11/1/45	1,350,802
1,509,738	Pool #AS6469, 4.00%, 12/1/45(a)	1,554,205
522,441	Pool #AS6607, 4.00%, 1/1/46	537,829
1,530,138	Pool #AS6778, 3.50%, 3/1/46(a)	1,537,549
1,159,939	Pool #AS6958, 3.50%, 4/1/46	1,165,557
1,497,760	Pool #AS7138, 3.50%, 5/1/46(a)	1,505,014
798,963	Pool #AS7139, 3.50%, 5/1/46	802,833
1,853,395	Pool #AS7334, 3.00%, 6/1/46	1,811,838
1,621,109	Pool #AS7335, 3.00%, 5/1/46	1,584,760
1,012,239	Pool #AS7336, 3.00%, 6/1/46	989,701
3,470,878	Pool #AS7504, 3.00%, 7/1/46	3,393,054
816,906	Pool #AS7512, 3.00%, 7/1/46	798,589
995,835	Pool #AS7516, 3.00%, 7/1/46	973,506
1,664,136	Pool #AS7517, 3.00%, 6/1/46	1,626,823
877,537	Pool #AS7518, 3.00%, 7/1/46	857,861
2,580,490	Pool #AS7674, 3.00%, 8/1/46	2,521,017
4,240,522	Pool #AS7675, 3.00%, 8/1/46	4,142,791
1,924,807	Pool #AS7676, 3.00%, 8/1/46	1,880,446
1,264,933	Pool #AS8054, 3.00%, 10/1/46	1,235,780
1,812,042	Pool #AS8076, 3.00%, 10/1/46	1,770,280
1,056,096	Pool #AS8077, 3.00%, 10/1/46	1,031,756
1,746,987	Pool #AS8289, 3.00%, 10/1/46	1,706,725
2,851,512	Pool #AS8440, 3.00%, 11/1/46	2,785,794
1,893,489	Pool #AS8441, 3.00%, 11/1/46	1,849,850
2,480,788	Pool #AS8633, 3.50%, 1/1/47	2,490,478
1,392,990	Pool #AS8776, 3.50%, 2/1/47	1,398,431
1,991,439	Pool #AS8777, 3.50%, 2/1/47	1,999,218
798,784	Pool #AS9308, 4.00%, 2/1/47	820,688
1,922,952	Pool #AS9381, 4.00%, 4/1/47	1,975,232
1,642,728	Pool #AS9549, 4.00%, 5/1/47	1,687,389

13

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2018 (Unaudited)

Principal Amount		Value

$ 2,946,666	Pool #AS9550, 4.00%, 5/1/47	$3,026,779
1,336,219	Pool #AS9727, 3.50%, 6/1/47	1,341,438
895,852	Pool #AS9728, 3.50%, 6/1/47	899,352
1,804,255	Pool #AS9729, 4.00%, 6/1/47	1,853,308
1,271,605	Pool #AS9825, 4.00%, 6/1/47	1,305,382
1,128,605	Pool #AT2688, 3.00%, 5/1/43	1,110,353
507,128	Pool #AT2691, 3.00%, 5/1/43	499,720
780,089	Pool #AT3963, 2.50%, 3/1/28	769,698
570,139	Pool #AT7873, 2.50%, 6/1/28	562,544
755,275	Pool #AU0971, 3.50%, 8/1/43	762,237
1,012,987	Pool #AU2165, 3.50%, 7/1/43	1,022,325
857,155	Pool #AU2188, 3.50%, 8/1/43	865,056
797,112	Pool #AU3700, 3.50%, 8/1/43	804,461
701,135	Pool #AU4653, 3.50%, 9/1/43	709,132
440,406	Pool #AU6054, 4.00%, 9/1/43	454,685
479,624	Pool #AU6718, 4.00%, 10/1/43	496,598
990,237	Pool #AU7003, 4.00%, 11/1/43	1,025,592
704,137	Pool #AU7005, 4.00%, 11/1/43	729,277
1,052,944	Pool #AV0679, 4.00%, 12/1/43	1,090,537
475,647	Pool #AV9282, 4.00%, 2/1/44	490,920
1,101,153	Pool #AW0993, 4.00%, 5/1/44	1,140,467
386,393	Pool #AW1565, 4.00%, 4/1/44	398,800
211,329	Pool #AW3671, 4.00%, 4/1/44	218,742
951,865	Pool #AW5046, 4.00%, 7/1/44	980,942
883,691	Pool #AW5047, 4.00%, 7/1/44	910,685
471,420	Pool #AW7040, 4.00%, 6/1/44	487,957
747,067	Pool #AW8629, 3.50%, 5/1/44	753,020
976,273	Pool #AX2884, 3.50%, 11/1/44	984,968
1,757,708	Pool #AX4860, 3.50%, 12/1/44(a)	1,768,968
1,043,875	Pool #AY0075, 3.50%, 11/1/44	1,050,563
1,475,267	Pool #AY1389, 3.50%, 4/1/45(a)	1,484,718
1,149,218	Pool #AY3435, 3.50%, 5/1/45	1,155,862
1,226,594	Pool #AY5571, 3.50%, 6/1/45	1,233,685
1,688,033	Pool #BC0802, 3.50%, 4/1/46(a)	1,696,210
1,435,151	Pool #BC0804, 3.50%, 4/1/46	1,442,102
1,271,860	Pool #BC1135, 3.00%, 6/1/46	1,243,342
2,661,490	Pool #BD3807, 3.00%, 7/1/46	2,600,151
1,707,401	Pool #BD5021, 3.50%, 2/1/47	1,716,204
2,135,129	Pool #BD7140, 4.00%, 4/1/47	2,193,178
2,339,826	Pool #BE4232, 3.00%, 12/1/46	2,285,900
1,455,914	Pool #BE9743, 3.50%, 4/1/47	1,461,601
2,458,773	Pool #BH2665, 3.50%, 9/1/47	2,466,840
1,430,940	Pool #BH4071, 3.50%, 10/1/47	1,434,965
1,451,985	Pool #BH4659, 4.00%, 6/1/47	1,491,461
1,213,312	Pool #BH6930, 3.50%, 9/1/47	1,216,724
2,687,218	Pool #BJ0657, 4.00%, 2/1/48	2,759,227
3,211,890	Pool #CA0114, 3.50%, 8/1/47	3,222,429
1,036,241	Pool #CA0115, 3.50%, 8/1/47	1,039,641

14

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2018 (Unaudited)

Principal Amount		Value

$ 1,035,711	Pool #CA0268, 3.50%, 8/1/47	$1,039,109
2,920,486	Pool #CA0334, 3.50%, 9/1/47	2,930,068
2,999,261	Pool #CA0534, 3.50%, 10/1/47	3,007,696
1,207,544	Pool #CA0536, 3.50%, 10/1/47	1,210,940
1,108,004	Pool #CA0551, 4.00%, 10/1/47	1,137,522
1,146,122	Pool #CA0565, 3.50%, 10/1/47	1,150,778
1,586,329	Pool #CA0742, 3.50%, 11/1/47	1,590,791
1,073,916	Pool #CA0743, 3.50%, 11/1/47	1,077,272
1,208,841	Pool #CA0825, 3.50%, 12/1/47	1,212,241
1,850,001	Pool #CA0909, 3.50%, 12/1/47	1,855,204
1,469,471	Pool #CA0981, 3.50%, 12/1/47	1,473,489
2,850,991	Pool #CA1069, 3.50%, 1/1/48	2,858,787
1,809,362	Pool #CA1070, 3.50%, 1/1/48	1,814,168
1,434,835	Pool #CA1115, 3.50%, 1/1/48	1,438,647
1,071,586	Pool #CA1116, 3.50%, 1/1/48	1,074,433
1,940,629	Pool #CA1130, 3.50%, 1/1/48	1,945,784
1,905,697	Pool #CA1131, 3.50%, 2/1/48	1,910,759
1,878,942	Pool #CA1132, 3.50%, 1/1/48	1,883,933
1,901,173	Pool #CA1133, 3.50%, 2/1/48	1,906,223
1,981,088	Pool #CA1134, 3.50%, 1/1/48	1,986,351
1,914,768	Pool #CA1137, 3.50%, 2/1/48	1,919,854
1,899,265	Pool #CA1140, 3.50%, 1/1/48	1,904,310
1,874,653	Pool #CA1144, 3.50%, 2/1/48	1,879,632
5,298,281	Pool #CA1152, 3.50%, 2/1/48(a)	5,312,354
1,119,365	Pool #CA1160, 3.50%, 2/1/48	1,122,338
1,136,948	Pool #CA1161, 3.50%, 2/1/48	1,139,968
1,032,617	Pool #CA1162, 3.50%, 2/1/48	1,035,360
1,466,311	Pool #CA1338, 4.00%, 3/1/48	1,505,832
1,873,702	Pool #CA1339, 3.50%, 3/1/48	1,878,679
1,969,518	Pool #CA1418, 4.00%, 3/1/48	2,022,295
1,736,414	Pool #CA1420, 4.00%, 3/1/48	1,783,216
1,121,752	Pool #CA1468, 4.00%, 3/1/48	1,151,987
2,761,535	Pool #CA1469, 4.00%, 3/1/48	2,835,536
1,138,970	Pool #CA1471, 4.00%, 3/1/48	1,169,669
54,969	Pool #MC0013, 5.50%, 12/1/38	61,263
90,069	Pool #MC0014, 5.50%, 12/1/38	100,550
73,595	Pool #MC0016, 5.50%, 11/1/38	81,331
144,155	Pool #MC0038, 4.50%, 3/1/39	154,584
49,627	Pool #MC0059, 4.00%, 4/1/39	51,864
87,684	Pool #MC0081, 4.00%, 5/1/39	90,828
108,552	Pool #MC0112, 4.50%, 6/1/39	116,643
92,831	Pool #MC0127, 4.50%, 7/1/39	98,328
61,729	Pool #MC0135, 4.50%, 6/1/39	66,195
517,723	Pool #MC0154, 4.50%, 8/1/39	550,324
92,772	Pool #MC0160, 4.50%, 8/1/39	98,266
216,853	Pool #MC0171, 4.50%, 9/1/39	232,474
319,027	Pool #MC0177, 4.50%, 9/1/39	337,371
125,824	Pool #MC0270, 4.50%, 3/1/40	133,059

15

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2018 (Unaudited)

Principal Amount		Value

$ 367,771	Pool #MC0325, 4.50%, 7/1/40	$394,090
94,043	Pool #MC0426, 4.50%, 1/1/41	99,363
532,615	Pool #MC0584, 4.00%, 1/1/42	550,882
164,676	Pool #MC0585, 4.00%, 1/1/42	170,324
65,354	Pool #MC3344, 5.00%, 12/1/38	71,192

		354,559,125

Freddie Mac — 12.88%
83,315	Pool #A10124, 5.00%, 6/1/33	89,891
130,808	Pool #A10548, 5.00%, 6/1/33	140,673
224,034	Pool #A12237, 5.00%, 8/1/33	241,314
92,254	Pool #A12969, 4.50%, 8/1/33	97,386
34,727	Pool #A12985, 5.00%, 8/1/33	37,682
58,342	Pool #A12986, 5.00%, 8/1/33	63,331
39,700	Pool #A14028, 4.50%, 9/1/33	42,002
133,623	Pool #A14325, 5.00%, 9/1/33	144,179
81,319	Pool #A15268, 6.00%, 10/1/33	91,673
267,880	Pool #A15579, 5.50%, 11/1/33	293,539
48,781	Pool #A17393, 5.50%, 12/1/33	53,344
110,321	Pool #A17397, 5.50%, 1/1/34	122,175
239,080	Pool #A18617, 5.50%, 1/1/34	264,309
256,013	Pool #A19019, 5.50%, 2/1/34	284,217
83,378	Pool #A20070, 5.50%, 3/1/34	92,415
311,597	Pool #A20540, 5.50%, 4/1/34	342,337
107,069	Pool #A21679, 5.50%, 4/1/34	116,137
165,757	Pool #A23192, 5.00%, 5/1/34	179,043
433,810	Pool #A25310, 5.00%, 6/1/34	467,327
175,673	Pool #A25311, 5.00%, 6/1/34	189,672
76,285	Pool #A26395, 6.00%, 9/1/34	85,889
167,991	Pool #A28241, 5.50%, 10/1/34	185,851
15,045	Pool #A30055, 5.00%, 11/1/34	16,057
182,781	Pool #A30591, 6.00%, 12/1/34	205,626
242,412	Pool #A31135, 5.50%, 12/1/34	266,606
235,976	Pool #A33167, 5.00%, 1/1/35	253,972
207,691	Pool #A34999, 5.50%, 4/1/35	229,962
416,711	Pool #A37185, 5.00%, 9/1/35	450,057
195,249	Pool #A38830, 5.00%, 5/1/35	209,967
96,385	Pool #A40538, 5.00%, 12/1/35	103,387
122,996	Pool #A42095, 5.50%, 1/1/36	136,080
110,586	Pool #A42097, 5.00%, 1/1/36	119,509
166,739	Pool #A42098, 5.50%, 1/1/36	183,394
327,092	Pool #A42803, 5.50%, 2/1/36	362,543
102,873	Pool #A42805, 6.00%, 2/1/36	115,393
234,754	Pool #A44639, 5.50%, 3/1/36	258,124
270,568	Pool #A45396, 5.00%, 6/1/35	292,206
147,222	Pool #A46321, 5.50%, 7/1/35	163,713
204,520	Pool #A46746, 5.50%, 8/1/35	226,667
89,841	Pool #A46996, 5.50%, 9/1/35	99,793

16

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2018 (Unaudited)

Principal Amount		Value

$ 312,957	Pool #A46997, 5.50%, 9/1/35	$343,801
132,598	Pool #A47552, 5.00%, 11/1/35	143,686
242,928	Pool #A47553, 5.00%, 11/1/35	262,377
85,626	Pool #A47554, 5.50%, 11/1/35	95,745
157,451	Pool #A48789, 6.00%, 5/1/36	175,557
82,243	Pool #A49013, 6.00%, 5/1/36	92,811
77,028	Pool #A49843, 6.00%, 6/1/36	86,414
272,826	Pool #A49844, 6.00%, 6/1/36	304,525
15,412	Pool #A49845, 6.50%, 6/1/36	16,248
84,100	Pool #A50128, 6.00%, 6/1/36	91,199
268,061	Pool #A59530, 5.50%, 4/1/37	293,862
197,039	Pool #A59964, 5.50%, 4/1/37	218,560
82,066	Pool #A61754, 5.50%, 5/1/37	91,286
95,746	Pool #A61915, 5.50%, 6/1/37	106,233
144,120	Pool #A61916, 6.00%, 6/1/37	160,870
102,269	Pool #A63456, 5.50%, 6/1/37	113,470
152,268	Pool #A64012, 5.50%, 7/1/37	166,924
92,433	Pool #A64015, 6.00%, 7/1/37	103,644
409,479	Pool #A66061, 5.50%, 8/1/37	453,178
225,779	Pool #A66122, 6.00%, 8/1/37	253,254
99,822	Pool #A66133, 6.00%, 6/1/37	112,343
205,879	Pool #A68766, 6.00%, 10/1/37	231,036
68,821	Pool #A70292, 5.50%, 7/1/37	75,628
113,357	Pool #A75113, 5.00%, 3/1/38	122,501
90,143	Pool #A76187, 5.00%, 4/1/38	97,766
721,461	Pool #A91887, 5.00%, 4/1/40	789,802
281,557	Pool #A92388, 4.50%, 5/1/40	297,934
439,889	Pool #A93962, 4.50%, 9/1/40	465,474
546,387	Pool #A95573, 4.00%, 12/1/40	566,087
270,091	Pool #A96339, 4.00%, 12/1/40	279,829
413,224	Pool #A97099, 4.00%, 1/1/41	428,123
459,052	Pool #A97715, 4.00%, 3/1/41	475,316
378,266	Pool #A97716, 4.50%, 3/1/41	399,735
30,916	Pool #B31140, 6.50%, 10/1/31	32,864
65,318	Pool #B31493, 5.00%, 2/1/34	67,822
54,471	Pool #B31532, 5.00%, 5/1/34	56,562
82,585	Pool #B31546, 5.50%, 5/1/34	86,817
50,255	Pool #B31547, 5.50%, 5/1/34	52,834
83,309	Pool #B31551, 5.50%, 6/1/34	87,559
58,900	Pool #B31587, 5.00%, 11/1/34	61,195
58,511	Pool #B31588, 5.50%, 11/1/34	61,499
13,121	Pool #B50450, 4.50%, 1/1/19	13,193
1,862	Pool #B50470, 4.50%, 4/1/19	1,873
34,481	Pool #B50496, 5.50%, 9/1/19	34,965
18,674	Pool #B50499, 5.00%, 11/1/19	18,859
15,969	Pool #B50504, 5.50%, 11/1/19	16,218
41,038	Pool #B50506, 5.00%, 11/1/19	41,588
33,728	Pool #C37233, 7.50%, 2/1/30	38,050

17

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2018 (Unaudited)

Principal Amount		Value

$ 104,042	Pool #C51686, 6.50%, 5/1/31	$116,940
50,615	Pool #C53210, 6.50%, 6/1/31	56,948
42,469	Pool #C60020, 6.50%, 11/1/31	47,746
46,899	Pool #C65616, 6.50%, 3/1/32	52,216
41,851	Pool #C73273, 6.00%, 11/1/32	46,727
160,318	Pool #C73525, 6.00%, 11/1/32	181,045
52,161	Pool #C74672, 5.50%, 11/1/32	57,556
80,306	Pool #C77844, 5.50%, 3/1/33	84,888
57,069	Pool #C77845, 5.50%, 3/1/33	63,239
34,884	Pool #C78252, 5.50%, 3/1/33	38,100
54,908	Pool #J00980, 5.00%, 1/1/21	56,392
8,471	Pool #J05466, 5.50%, 6/1/22	8,567
435,307	Pool #J21142, 2.50%, 11/1/27	431,447
562,035	Pool #J23532, 2.50%, 5/1/28	554,241
152,405	Pool #Q00465, 4.50%, 4/1/41	161,007
682,821	Pool #Q05867, 3.50%, 12/1/41	690,262
375,257	Pool #Q06239, 3.50%, 1/1/42	379,347
316,732	Pool #Q06406, 4.00%, 2/1/42	327,657
1,199,470	Pool #Q13349, 3.00%, 11/1/42	1,179,698
1,247,670	Pool #Q17662, 3.00%, 4/1/43	1,227,103
1,070,020	Pool #Q18754, 3.00%, 6/1/43	1,052,381
949,301	Pool #Q18772, 3.00%, 6/1/43	933,652
971,777	Pool #Q32756, 3.00%, 4/1/45	952,417
999,319	Pool #Q33966, 3.50%, 6/1/45	1,005,213
1,122,285	Pool #Q41898, 3.50%, 7/1/46	1,127,852
812,577	Pool #Q41900, 3.50%, 7/1/46	816,354
1,260,440	Pool #Q41901, 3.50%, 7/1/46	1,266,693
1,327,175	Pool #Q43155, 3.00%, 9/1/46	1,296,588
1,417,722	Pool #Q43157, 3.00%, 9/1/46	1,385,048
1,004,306	Pool #V82990, 4.00%, 3/1/47	1,032,356
1,006,867	Pool #V83121, 3.50%, 3/1/47	1,010,918
2,709,213	Pool #V83123, 4.00%, 5/1/47	2,783,187
2,171,121	Pool #V83124, 3.50%, 4/1/47	2,179,856
2,311,911	Pool #V83185, 3.50%, 5/1/47	2,321,212
2,081,686	Pool #V83186, 4.00%, 5/1/47	2,138,526
1,873,545	Pool #V83446, 3.50%, 9/1/47	1,879,034
2,154,184	Pool #V83528, 3.50%, 11/1/47	2,160,495
1,594,830	Pool #V83558, 3.50%, 10/1/47	1,599,502
1,079,992	Pool #V83568, 3.50%, 11/1/47	1,083,156
1,885,137	Pool #V83750, 3.50%, 12/1/47	1,890,659
5,096,150	Pool #V83890, 3.50%, 2/1/48	5,110,283
1,411,226	Pool #V83900, 3.50%, 1/1/48	1,415,140
3,109,093	Pool #V83915, 3.50%, 1/1/48	3,117,716
3,501,036	Pool #V83916, 4.00%, 1/1/48	3,595,537
1,029,139	Pool #V84044, 4.00%, 1/1/48	1,056,837
1,607,480	Pool #WA3103, 3.30%, 2/1/27	1,600,444
2,000,000	Pool #WN3000, 3.14%, 1/1/28(b)	1,978,726
1,046,936	Series 2017-SB42, Class A10F, 2.96%, 10/1/27(c)	1,023,497

18

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2018 (Unaudited)

Principal Amount		Value

$ 1,996,478	Series 2017-SB43, Class A10F, 3.00%, 10/1/27(c)	$1,951,908
996,908	Series 2017-SB43, Class A10H, (LIBOR USD 1-Month + 3.190%), 3.20%, 10/1/37(d)	974,529
1,747,211	Series 2017-SB44, Class A10F, 3.03%, 11/1/27(c)	1,705,285
629,322	Series 2018-SB45, Class A10F, 3.16%, 11/1/27(c)	621,593
3,900,000	Series 2018-SB47, Class A10F, 3.35%, 1/1/28(b),(c)	3,914,987

		79,647,265

Ginnie Mae — 24.23%
87,164	Pool #409117, 5.50%, 6/1/38	94,229
686,391	Pool #442423, 4.00%, 9/1/41	711,836
97,621	Pool #487643, 5.00%, 2/1/39	105,312
269,814	Pool #616936, 5.50%, 1/1/36	296,396
313,413	Pool #617904, 5.75%, 9/1/23	313,662
1,414,480	Pool #618363, 4.00%, 9/1/41	1,466,915
463,559	Pool #624106, 5.13%, 3/1/34	463,611
320,981	Pool #654705, 4.00%, 9/1/41	332,880
404,233	Pool #664269, 5.85%, 6/1/38	408,275
25,011	Pool #675509, 5.50%, 6/1/38	27,770
280,109	Pool #697672, 5.50%, 12/1/38	308,481
276,028	Pool #697814, 5.00%, 2/1/39	297,776
365,587	Pool #697885, 4.50%, 3/1/39	386,537
112,105	Pool #698112, 4.50%, 5/1/39	118,564
524,114	Pool #698113, 4.50%, 5/1/39	554,312
130,919	Pool #699294, 5.63%, 9/1/38	142,322
1,641,567	Pool #713519, 6.00%, 7/1/39	1,845,608
116,967	Pool #714561, 4.50%, 6/1/39	123,706
279,267	Pool #716822, 4.50%, 4/1/39	295,358
238,526	Pool #716823, 4.50%, 4/1/39	252,269
120,285	Pool #717132, 4.50%, 5/1/39	127,478
519,336	Pool #720080, 4.50%, 6/1/39	552,119
232,686	Pool #720521, 5.00%, 8/1/39	252,274
559,692	Pool #724629, 5.00%, 7/1/40	602,194
855,459	Pool #726550, 5.00%, 9/1/39	926,936
278,369	Pool #729018, 4.50%, 2/1/40	293,940
380,577	Pool #729346, 4.50%, 7/1/41	402,623
478,299	Pool #738844, 3.50%, 10/1/41	484,614
323,699	Pool #738845, 3.50%, 10/1/41	327,973
1,210,834	Pool #738862, 4.00%, 10/1/41	1,256,572
330,459	Pool #747241, 5.00%, 9/1/40	354,624
781,744	Pool #748654, 3.50%, 9/1/40	791,332
154,057	Pool #748846, 4.50%, 9/1/40	165,105
501,352	Pool #757016, 3.50%, 11/1/40	507,502
450,298	Pool #757017, 4.00%, 12/1/40	467,571
558,791	Pool #759297, 4.00%, 1/1/41	580,204
353,795	Pool #759298, 4.00%, 2/1/41	367,352
266,270	Pool #762877, 4.00%, 4/1/41	276,577
298,890	Pool #763564, 4.50%, 5/1/41	316,204

19

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2018 (Unaudited)

Principal Amount		Value

$ 292,244	Pool #770391, 4.50%, 6/1/41	$309,174
497,128	Pool #770481, 4.00%, 8/1/41	515,906
117,155	Pool #770482, 4.50%, 8/1/41	126,266
621,162	Pool #770517, 4.00%, 8/1/41	644,626
536,234	Pool #770529, 4.00%, 8/1/41	556,490
538,350	Pool #770537, 4.00%, 8/1/41	558,686
381,597	Pool #770738, 4.50%, 6/1/41	403,300
548,311	Pool #779592, 4.00%, 11/1/41	568,637
130,360	Pool #779593, 4.00%, 11/1/41	135,193
477,154	Pool #AA6312, 3.00%, 4/1/43	472,606
801,240	Pool #AA6424, 3.00%, 5/1/43	793,353
1,300,951	Pool #AB2733, 3.50%, 8/1/42	1,320,161
2,109,487	Pool #AB2745, 3.00%, 8/1/42	2,088,721
1,797,940	Pool #AB2841, 3.00%, 9/1/42	1,780,241
523,318	Pool #AB2843, 3.00%, 9/1/42	518,167
124,488	Pool #AB2852, 3.50%, 9/1/42	126,326
5,378,865	Pool #AC9541, 2.12%, 2/1/48	5,029,515
693,505	Pool #AE6946, 3.00%, 6/1/43	686,678
184,536	Pool #AE8253, 4.00%, 2/1/44	191,088
531,031	Pool #AG8915, 4.00%, 2/1/44	549,887
996,645	Pool #AK6446, 3.00%, 1/1/45	983,409
746,065	Pool #AK7036, 3.00%, 4/1/45	736,156
1,044,913	Pool #AO3594, 3.50%, 8/1/45	1,057,077
917,319	Pool #AO8336, 3.50%, 9/1/45	927,710
1,189,924	Pool #AP3887, 3.50%, 9/1/45	1,203,403
639,549	Pool #AR4919, 3.50%, 3/1/46	646,394
1,167,290	Pool #AR4970, 3.50%, 4/1/46	1,179,783
1,688,317	Pool #AR9008, 3.00%, 5/1/46	1,661,542
1,775,832	Pool #AS2837, 3.50%, 3/1/46	1,794,839
1,137,675	Pool #AS2921, 3.50%, 4/1/46	1,149,852
1,005,690	Pool #AS4332, 3.00%, 6/1/46	989,741
1,056,651	Pool #AS5511, 3.50%, 3/1/46	1,067,960
1,552,520	Pool #AX7237, 3.50%, 11/1/46	1,567,196
700,000	Series 2012-100, Class B, 2.31%, 11/1/51(c)	648,701
2,245,469	Series 2012-107, Class A, 1.15%, 1/1/45	2,060,788
1,600,000	Series 2012-112, Class B, 2.61%, 1/1/53(c)	1,523,604
5,063,443	Series 2012-114, Class A, 2.10%, 1/1/53(c)	4,761,067
1,985,994	Series 2012-115, Class A, 2.13%, 4/1/45	1,897,256
2,452,579	Series 2012-120, Class A, 1.90%, 2/1/53	2,282,119
1,120,975	Series 2012-131, Class A, 1.90%, 2/1/53	1,059,845
588,990	Series 2012-144, Class AD, 1.77%, 1/1/53	556,059
6,000,000	Series 2012-33, Class B, 2.89%, 3/1/46	5,834,711
200,000	Series 2012-35, Class C, 3.25%, 11/1/52(c)	198,070
1,600,000	Series 2012-45, Class C, 3.33%, 4/1/53(c)	1,577,258
1,471,686	Series 2012-53, Class AC, 2.38%, 12/1/43	1,428,899
8,000,000	Series 2012-58, Class B, 2.20%, 3/1/44	7,585,616
407,564	Series 2012-70, Class A, 1.73%, 5/1/42	400,879
471,592	Series 2012-72, Class A, 1.71%, 5/1/42	466,399

20

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2018 (Unaudited)

Principal Amount		Value

$ 1,489,217	Series 2012-78, Class A, 1.68%, 3/1/44	$1,456,487
947,046	Series 2013-101, Class AG, 1.76%, 4/1/38	930,818
1,114,601	Series 2013-105, Class A, 1.71%, 2/1/37	1,085,896
1,075,021	Series 2013-107, Class A, 2.00%, 5/1/40	1,047,725
421,984	Series 2013-126, Class BK, 2.45%, 10/1/47(c)	401,506
301,949	Series 2013-127, Class A, 2.00%, 3/1/52	298,198
711,602	Series 2013-17, Class A, 1.13%, 1/1/49	674,762
721,509	Series 2013-29, Class AB, 1.77%, 10/1/45	691,779
696,353	Series 2013-33, Class A, 1.06%, 7/1/38	671,500
1,961,722	Series 2013-63, Class AB, 1.38%, 3/1/45	1,847,363
1,256,349	Series 2013-97, Class AC, 2.00%, 6/1/45	1,198,891
734,287	Series 2014-148, Class A, 2.65%, 11/1/43	728,561
2,838,718	Series 2014-172, Class AF, 2.50%, 9/1/41	2,808,993
57,921	Series 2014-47, Class AB, 2.25%, 8/1/40	57,690
262,259	Series 2014-54, Class AB, 2.62%, 10/1/43	260,986
495,999	Series 2014-77, Class AC, 2.35%, 10/1/40	490,604
660,231	Series 2014-82, Class AB, 2.40%, 5/1/45	649,718
124,438	Series 2015-107, Class AB, 2.50%, 11/1/49	120,294
2,613,071	Series 2015-114, Class AD, 2.50%, 10/31/51	2,538,363
996,454	Series 2015-128, Class AD, 2.50%, 12/1/50	966,340
759,134	Series 2015-130, Class AH, 2.90%, 8/1/47(c)	748,627
2,741,194	Series 2015-135, Class AC, 2.35%, 4/1/49	2,626,914
1,011,202	Series 2015-136, Class AC, 2.50%, 3/1/47	982,223
766,003	Series 2015-15, Class A, 2.00%, 11/1/48	726,058
1,552,015	Series 2015-154, Class AD, 2.50%, 5/1/54	1,481,181
950,550	Series 2015-171, Class DA, 2.37%, 3/1/46	912,884
1,498,039	Series 2015-2, Class A, 2.50%, 12/1/44	1,473,990
1,508,977	Series 2015-22, Class A, 2.40%, 8/1/47	1,462,249
1,950,541	Series 2015-70, Class AB, 2.30%, 11/1/48	1,854,643
349,208	Series 2015-75, Class A, 3.00%, 2/1/44	346,218
331,634	Series 2015-98, Class AB, 2.20%, 11/1/43	322,156
703,265	Series 2016-11, Class AD, 2.25%, 11/1/43	685,127
932,144	Series 2016-14, Class AB, 2.15%, 8/1/42	902,909
1,945,771	Series 2016-152, Class EA, 2.20%, 7/31/58	1,828,224
2,406,551	Series 2016-157, Class AC, 2.00%, 11/1/50	2,273,469
924,321	Series 2016-26, Class A, 2.25%, 12/1/55	898,703
860,808	Series 2016-28, Class AB, 2.40%, 11/1/55	840,554
762,753	Series 2016-36, Class AB, 2.30%, 6/1/56	735,312
914,146	Series 2016-39, Class AH, 2.50%, 9/1/44	891,426
1,061,359	Series 2016-50, Class A, 2.30%, 7/1/52	1,026,860
2,323,073	Series 2016-64, Class CA, 2.30%, 3/1/45	2,246,157
1,939,327	Series 2016-67, Class A, 2.30%, 7/1/56	1,877,092
976,129	Series 2016-94, Class AC, 2.20%, 8/1/57	917,329
835,484	Series 2016-96, Class BA, 1.95%, 3/1/43	806,720
1,487,423	Series 2017-127, Class AB, 2.50%, 2/1/59	1,426,412
1,489,739	Series 2017-135, Class AE, 2.60%, 10/1/58	1,423,289
992,623	Series 2017-140, Class A, 2.50%, 2/1/59	951,264
496,614	Series 2017-157, Class AH, 2.55%, 2/1/53	481,285

21

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2018 (Unaudited)

Principal Amount		Value

$1,474,112	Series 2017-23, Class AC, 2.30%, 3/1/57	$1,423,807
1,970,188	Series 2017-41, Class AC, 2.25%, 3/1/57	1,897,920
1,180,821	Series 2017-46, Class A, 2.50%, 11/1/57	1,121,785
2,128,135	Series 2017-71, Class AS, 2.70%, 4/1/57	2,054,409
977,734	Series 2017-9, Class AE, 2.40%, 9/1/50	938,775
3,931,618	Series 2017-94, Class AH, 2.60%, 2/1/59	3,776,040
1,396,508	Series 2018-2, Class AD, 2.40%, 3/1/59	1,340,488
998,626	Series 2018-26, Class AD, 2.50%, 3/1/52	973,425
2,493,320	Series 2018-3, Class AG, 2.50%, 10/1/58	2,394,495

		150,217,260

Total U.S. Government Agency Backed Mortgages		584,423,650

(Cost $592,853,560)

U.S. Government Agency Obligations — 5.38%
Small Business Administration — 5.35%
374,036	0.88%, 1/1/32(b)	386,738
49,278	0.91%, 4/1/20(b)	49,691
5,644,370	1.26%, 7/18/30(b),(e),(f)	144,609
115,916	(Prime Index - 2.700%), 1.80%, 3/25/29(d)	115,323
162,781	(Prime Index - 2.650%), 1.85%, 3/25/28(d)	162,269
937,377	(Prime Index - 2.600%), 1.90%, 7/25/41(d)	937,359
935,113	(Prime Index - 2.600%), 1.90%, 9/25/41(d)	935,104
471,706	(Prime Index - 2.600%), 1.90%, 9/25/41(d)	471,702
918,210	(Prime Index - 2.600%), 1.90%, 7/25/42(d)	918,251
1,827,558	(Prime Index - 2.550%), 1.95%, 7/25/42(d)	1,833,481
479,176	(Prime Index - 2.525%), 1.98%, 11/25/41(d)	481,445
984,918	(Prime Index - 2.500%), 2.00%, 2/25/28(d)	987,218
1,321,116	(Prime Index - 1.400%), 3.10%, 7/25/41(d)	1,382,251
42,890	3.36%, 7/1/21(b)	44,385
1,060,131	3.36%, 7/8/24(b)	1,134,765
54,178	3.61%, 4/4/20(b)	55,322
349,389	3.85%, 9/16/34(b)	371,686
786,548	(Prime Index - 0.373%), 4.12%, 11/25/27(d)	834,118
541,845	(Prime Index - 0.152%), 4.34%, 2/25/40(d)	599,148
930,599	(Prime Index - 0.013%), 4.49%, 7/25/29(d)	1,008,636
201,435	(Prime Index + 0.044%), 4.54%, 12/25/40(d)	225,817
1,264,145	(Prime Index + 0.103%), 4.60%, 8/25/29(d)	1,373,924
1,082,033	(Prime Index + 0.154%), 4.65%, 6/25/29(d)	1,177,365
1,146,327	(Prime Index + 0.194%), 4.70%, 11/25/28(d)	1,245,299
388,318	(Prime Index + 0.355%), 4.86%, 2/25/26(d)	416,526
47,076	5.13%, 2/28/24(b)	50,252
962,863	(Prime Index + 0.685%), 5.19%, 3/25/30(d)	1,074,726
170,347	(Prime Index + 0.700%), 5.20%, 2/25/28(d)	187,531
176,766	(Prime Index + 0.745%), 5.25%, 8/25/27(d)	194,166
361,340	(Prime Index + 0.774%), 5.27%, 6/25/28(d)	399,825
818,282	(Prime Index + 0.774%), 5.27%, 9/25/28(d)	906,930
973,301	(Prime Index + 0.786%), 5.29%, 2/25/28(d)	1,074,884

22

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2018 (Unaudited)

Principal Amount		Value

$ 814,885	(Prime Index + 0.800%), 5.29%, 3/25/29(d)	$907,196
379,026	(Prime Index + 0.820%), 5.32%, 2/25/30(d)	425,101
1,388,105	(Prime Index + 0.843%), 5.34%, 5/25/29(d)	1,550,248
1,661,825	(Prime Index + 0.845%), 5.35%, 6/25/29(d)	1,857,117
1,638,682	(Prime Index + 0.858%), 5.36%, 2/25/29(d)	1,827,553
380,156	(Prime Index + 0.885%), 5.39%, 1/25/29(d)	424,252
954,322	(Prime Index + 0.890%), 5.39%, 7/25/30(d)	1,076,346
763,989	(Prime Index + 0.908%), 5.41%, 7/25/29(d)	856,353
1,628,885	(Prime Index + 1.131%), 5.63%, 9/25/28(d)	1,825,805
848,304	(Prime Index + 1.183%), 5.69%, 5/25/29(d)	957,780
155,356	(Prime Index + 1.211%), 5.71%, 11/25/26(d)	171,873
89,399	(Prime Index + 1.554%), 6.05%, 7/25/28(d)	100,999

		33,161,369

United States Department of Agriculture — 0.03%
164,414	5.38%, 10/26/22(b)	169,564

Total U.S. Government Agency Obligations		33,330,933

(Cost $33,835,160)

Municipal Bonds — 4.02%
California — 0.72%
975,000	California Statewide Communities Development Authority Revenue, Series B, 5.25%, 10/20/42, (Credit Support: Ginnie Mae), Callable 5/11/18 @ 102	986,525
1,000,000	City & County of San Francisco Affordable Housing GO, Series F, 2.39%, 6/15/26	944,040
1,675,000	City of Los Angeles Housing GO, Series A, 2.95%, 9/1/28, Callable 9/1/27 @ 100	1,608,067
1,000,000	City of Los Angeles Housing GO, Series A, 3.15%, 9/1/30, Callable 9/1/27 @ 100	950,560

		4,489,192

Colorado — 0.08%
486,014	Colorado Housing & Finance Authority Revenue, 3.40%, 11/1/45, (Credit Support: FHA)	482,733

District of Columbia — 0.17%
1,090,851	District of Columbia Housing Finance Agency Refunding Revenue, 3.24%, 3/1/49, (Credit Support: FHA)	1,067,005

Georgia — 0.16%
1,000,000	Atlanta Development Authority Revenue, 2.87%, 12/1/26	970,560

23

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2018 (Unaudited)

Principal Amount		Value

Illinois — 0.19%
$ 260,000	City of Chicago Multi Family Revenue, Mercy Preservation Project, 4.55%, 8/1/26, (Credit Support: Freddie Mac), Callable 8/1/20 @ 100	$272,093
973,490	Illinois State Housing Development Authority Revenue, Series A, 2.63%, 3/1/48, (Credit Support: FHA)	926,032

		1,198,125

Massachusetts — 0.24%
250,000	Massachusetts Housing Finance Agency Revenue, Series 170, 2.21%, 6/1/18	249,645
330,000	Massachusetts Housing Finance Agency Revenue, Series 170, 2.31%, 12/1/18	328,040
160,000	Massachusetts Housing Finance Agency Revenue, Series 170, 2.51%, 6/1/19	159,648
575,000	Massachusetts Housing Finance Agency Revenue, Series 170, 2.61%, 12/1/19	571,820
205,000	Massachusetts Housing Finance Agency Revenue, Series 170, 3.09%, 6/1/20	206,714

		1,515,867

Minnesota — 0.08%
498,538	City of Minnetonka Housing Revenue, 3.00%, 11/1/34, (Credit Support: Fannie Mae)	488,547

Missouri — 0.67%
4,206,839	Missouri Housing Development Commission Revenue, Series 1, 3.75%, 3/1/42, (Credit Support: FHA), Callable 3/1/25 @ 100	4,182,187

New York — 1.69%
400,000	New York City Housing Development Corp. Revenue, 1.93%, 11/1/21	387,444
170,000	New York City Housing Development Corp. Revenue, 2.04%, 5/1/22	163,985
100,000	New York City Housing Development Corp. Revenue, 2.14%, 11/1/22	96,276
200,000	New York City Housing Development Corp. Revenue, 2.37%, 5/1/24	190,550
40,000	New York City Housing Development Corp. Revenue, 2.47%, 11/1/24	38,160
300,000	New York City Housing Development Corp. Revenue, 2.62%, 5/1/26, Callable 11/1/25 @ 100	282,939
500,000	New York City Housing Development Corp. Revenue, Series B-1, 3.56%, 11/1/26, Callable 2/1/26 @ 100	504,500
1,000,000	New York City Housing Development Corp. Revenue, Series B-1, 3.61%, 11/1/27, Callable 2/1/26 @ 100	1,006,010
500,000	New York City Housing Development Corp. Revenue, 3.33%, 2/1/28, Callable 8/1/25 @ 100	489,590
500,000	New York City Housing Development Corp. Revenue, Series B-1, 3.81%, 11/1/29, Callable 2/1/26 @ 100	502,000

24

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2018 (Unaudited)

Principal Amount		Value

$ 650,000	New York State Housing Finance Agency Revenue, Series A, 4.50%, 11/15/27, (Credit Support: Fannie Mae), Callable 5/11/18 @ 100	$650,592
1,000,000	New York State Housing Finance Agency Revenue, Series A, 4.65%, 11/15/38, (Credit Support: Fannie Mae), Callable 5/11/18 @ 100	1,000,570
1,140,000	New York State Mortgage Agency Revenue, Series 187, 1.59%, 4/1/18	1,140,000
1,335,000	New York State Mortgage Agency Revenue, Series 184, 2.10%, 4/1/19	1,328,752
1,335,000	New York State Mortgage Agency Revenue, Series 184, 1.59%, 4/1/18	1,335,000
1,335,000	New York State Mortgage Agency Revenue, Series 184, 1.85%, 10/1/18	1,330,341

		10,446,709

Vermont — 0.02%
100,000	Vermont Housing Finance Agency Revenue, 3.45%, 11/1/29	98,120

Total Municipal Bonds		24,939,045

(Cost $25,149,911)

Corporate Bonds — 0.07%
Consumer, Non-cyclical — 0.07%
435,000	Montefiore Medical Center, 2.15%, 10/20/26	411,935

Total Corporate Bonds		411,935

(Cost $435,000)

Shares
Investment Company — 1.07%
6,654,320	U.S. Government Money Market Fund, RBC Institutional Class 1(g)	6,654,320

Total Investment Company		6,654,320

(Cost $6,654,320)

Total Investments		$649,759,883
(Cost $658,927,951)(h) — 104.87%
Liabilities in excess of other assets — (4.87)%		(30,189,842)

NET ASSETS — 100.00%		$619,570,041

25

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2018 (Unaudited)

(a)	This security is either fully or partially pledged as collateral for reverse repurchase agreements.
(b)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.
(c)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(d)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on March 31, 2018.
(e)	Interest Only security represents the right to receive the monthly interest payment on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool.
(f)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(g)	Affiliated investment.
(h)	See Notes to Financial Statements for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Financial futures contracts as of March 31, 2018:

Long Position	Number of Contracts	Expiration Date	Value/Unrealized Appreciation	Notional Value		Clearinghouse
Five Year U.S. Treasury Notes	100	June 2018	$56,310	USD	$11,390,135	Barclays Capital
Ten Year U.S. Treasury Notes	20	June 2018	26,815	USD	2,395,998	Barclays Capital

Total			$83,125

Reverse repurchase agreements as of March 31, 2018:

Counterparty	Rate	Trade Date	Maturity Date	Net Closing Amount	Par Value
Citigroup Global Markets, Inc.	1.78%	2/2/18	5/3/18	$4,457,749	$4,438,000
Goldman Sachs	1.71%	2/12/18	4/3/18	13,611,250	13,579,000
Citigroup Global Markets, Inc.	1.75%	2/12/18	4/17/18	11,602,986	11,567,000
Citigroup Global Markets, Inc.	1.91%	3/13/18	5/16/18	5,042,063	5,025,000

Total					$34,609,000

26

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2018 (Unaudited)

Abbreviations used are defined below:

FHA - Insured by Federal Housing Administration

GO - General Obligations

LIBOR - London Interbank Offered Rate

USD - United States Dollar

See Notes to the Financial Statements.

27

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Impact Bond Fund

March 31, 2018 (Unaudited)

Principal Amount		Value

U.S. Government Agency Backed Mortgages — 53.79%
Fannie Mae — 43.97%
$330,000	(TBA), 4.00%, 4/1/48	$338,611
400,000	(TBA), 3.00%, 4/1/48	390,156
390,000	(TBA), 3.50%, 4/1/48	390,823
140,000	(TBA), 4.50%, 4/1/48	146,584
50,000	Pool #AN0360, 3.95%, 12/1/45	52,174
97,208	Pool #AN1381, 2.56%, 8/1/26	93,455
99,603	Pool #AN7868, 3.06%, 12/1/27	97,768
99,864	Pool #AN8300, 3.03%, 2/1/30	97,089
100,000	Pool #AN8458, 2.97%, 2/1/25	99,113
100,000	Pool #BJ0657, 4.00%, 2/1/48	102,680
100,000	Pool #BJ4987, 4.00%, 3/1/48	103,398
100,000	Pool #BJ4993, 3.50%, 2/1/48	100,516
99,728	Pool #CA1066, 4.00%, 1/1/48	102,400
98,839	Pool #CA1068, 3.50%, 1/1/48	99,109

		2,213,876

Freddie Mac — 5.99%
100,000	Pool #V84044, 4.00%, 1/1/48	102,691
99,892	Series 2018-SB45, Class A10F, 3.16%, 11/1/27(a)	98,666
100,000	Series 2018-SB47, Class A10F, 3.35%, 1/1/28(a),(b)	100,384

		301,741

Ginnie Mae — 3.83%
99,751	Series 2018-2, Class AD, 2.40%, 3/1/59	95,749
99,863	Series 2018-26, Class AD, 2.50%, 3/1/52	97,342

		193,091

Total U.S. Government Agency Backed Mortgages		2,708,708

(Cost $2,714,981)

U.S. Treasury Obligations — 38.94%
U.S. Treasury Bonds — 2.94%
155,000	2.75%, 11/15/47	148,176

U.S. Treasury Notes — 36.00%
300,000	1.13%, 1/31/19	297,610
600,000	1.38%, 1/31/21	583,336
500,000	1.63%, 12/31/19	494,531
200,000	1.75%, 1/31/23	192,672
250,000	1.88%, 1/31/22	244,336

		1,812,485

Total U.S. Treasury Obligations		1,960,661

(Cost $1,985,551)

28

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Impact Bond Fund (cont.)

March 31, 2018 (Unaudited)

Principal Amount		Value

Municipal Bonds — 12.69%
California — 4.85%
$100,000	City of Los Angeles Housing GO, Series A, 2.95%, 9/1/28, Callable 9/1/27 @ 100	$96,004
100,000	City of Sunnyvale Wastewater Revenue Series A, 3.20%, 4/1/26	98,208
50,000	County of Alameda Housing GO, Series A, 2.56%, 8/1/20	50,022

		244,234

Colorado — 0.99%
50,000	Denver City & County School District No 1 GO, Series B, 2.99%, 12/1/24, (Credit Support: State Aid Withholding)	49,779

Georgia — 2.92%
75,000	Atlanta Urban Residential Finance Authority Revenue, Series A, 2.39%, 12/1/22	73,168
75,000	Macon-Bibb County Urban Development Authority Revenue, Series A, 3.00%, 12/1/24, (Credit Support: County Guaranteed)	74,048

		147,216

New Jersey — 1.98%
100,000	Township of Brick GO, Series B, 3.00%, 9/1/22	99,476

Vermont — 1.95%
100,000	Vermont Housing Finance Agency Revenue, 3.45%, 11/1/29	98,120

Total Municipal Bonds		638,825

(Cost $645,879)

U.S. Government Agency Obligations — 6.40%
Small Business Administration — 6.40%
98,492	(Prime Index - 2.500%), 2.00%, 2/25/28(c)	98,722
99,503	(Prime Rate + 0.627%), 5.13%, 3/25/43(c)	114,974
98,723	(Prime Index + 0.700%), 5.20%, 2/25/28(c)	108,682

		322,378

Total U.S. Government Agency Obligations		322,378

(Cost $323,069)

Asset Backed Securities — 1.98%
100,000	Tesla Auto Lease Trust, Series 2018-A, Class C, 2.97%, 4/20/20(d)	99,731

Total Asset Backed Securities		99,731

(Cost $99,987)

29

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Impact Bond Fund (cont.)

March 31, 2018 (Unaudited)

Principal Amount		Value

Corporate Bonds — 1.97%
Technology — 1.97%
$100,000	Apple, Inc., 2.85%, 2/23/23	$99,178

Total Corporate Bonds		99,178

(Cost $98,711)

Shares
Investment Company — 11.15%
561,386	U.S. Government Money Market Fund, RBC Institutional Class 1(e)	561,386

Total Investment Company		561,386

(Cost $561,386)

Total Investments		$6,390,867
(Cost $6,429,564)(f) — 126.92%

Liabilities in excess of other assets — (26.92)%		(1,355,510)

NET ASSETS — 100.00%		$5,035,357

(a)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(b)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.

(c)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on March 31, 2018.

(d)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(e)	Affiliated investment.

(f)	See Notes to Financial Statements for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

GO - General Obligations

TBA - To-be-announced

See Notes to the Financial Statements.

30

FINANCIAL STATEMENTS
Statements of Assets and Liabilities

March 31, 2018 (Unaudited)

	Access Capital Community Investment Fund	RBC Impact Bond Fund
Assets:
Investments in securities, at value:
Unaffiliated investments (cost $652,273,631 and $5,868,178, respectively)	$643,105,563	$5,829,481
Affiliated investments (cost $6,654,320 and $561,386, respectively)	6,654,320	561,386
Cash at broker for financial future contracts	4,349,137	—
Interest and dividend receivable	1,985,390	17,491
Receivable from advisor	—	17,319
Receivable for capital shares issued	1,336,204	—
Receivable for investments sold	229,762	1,559
Unrealized appreciation on futures contracts	83,125	—
Prepaid expenses and other assets	25,925	3,258

Total Assets	657,769,426	6,430,494

Liabilities:
Cash overdraft	125	—
Distributions payable	752,731	—
Payable for capital shares redeemed	192,648	9
Payable for investments purchased	2,234,413	1,361,580
Reverse repurchase agreements (including interest of $75,378 and $0, respectively)	34,684,378	—
Accrued expenses and other payables:
Investment advisory fees	267,016	—
Accounting fees	13,919	6,225
Audit fees	34,096	14,406
Trustees’ fees	—	174
Distribution fees	6,449	—
Transfer agent fees	—	1,855
Other	13,610	10,888

Total Liabilities	38,199,385	1,395,137

Net Assets	$619,570,041	$5,035,357

Net Assets Consists of:
Capital	$669,240,687	$5,149,194
Distributions in excess of net investment income	(2,055,666)	(255)
Accumulated net realized losses from investment transactions and futures contracts	(38,530,037)	(74,885)
Net unrealized depreciation on investments and futures contracts	(9,084,943)	(38,697)

Net Assets	$619,570,041	$5,035,357

31

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (cont.)

March 31, 2018 (Unaudited)

	Access Capital Community Investment Fund		RBC Impact Bond Fund
Net Assets
Class A		$23,083,315	$	N/A
Class I		596,486,726		2,579,363
Class R6		N/A		2,455,994

Total		$619,570,041		$5,035,357

Shares Outstanding (1,000,000,000 shares authorized, 100,000,000 shares registered at $.0000001 par value for Access Capital Community Investment Fund/Unlimited number of shares authorized, no par value for RBC Impact Bond Fund):

Class A		2,631,778		N/A
Class I		68,042,285		263,979
Class R6		N/A		251,352

Total		70,674,063		515,331

Net Asset Values and Redemption Prices Per Share:
Class A(a)		$8.77	$	N/A

Class I		$8.77		$9.77

Class R6	$	N/A		$9.77

Maximum Offering Price Per Share:
Class A		$9.11	$	N/A

Maximum Sales Charge - Class A		3.75%		N/A

(a)	For Class A shares, redemption price per share will be reduced by 1.00% for sales of shares within 12 months of purchase (only applicable on purchases of $1 million or more on which no initial sales charge was paid). Such reduction is not reflected in the net asset value and the redemption price per share.

See Notes to the Financial Statements.

32

FINANCIAL STATEMENTS

Statements of Operations

For the Six Months Ended March 31, 2018 (Unaudited)

	Access Capital Community Investment Fund	RBC Impact Bond Fund(a)
Investment Income:
Interest income	$9,507,487	$28,334
Dividend income - affiliated	53,001	3,530

Total Investment Income	9,560,488	31,864

Expenses:
Investment advisory fees	1,550,434	4,870
Distribution fees–Class A	30,773	—
Accounting fees	83,780	15,590
Audit fees	25,971	14,406
Custodian fees	20,715	5,220
Insurance fees	4,239	—
Legal fees	20,560	988
Registrations and filing fees	24,623	1,185
Shareholder reports	14,917	1,411
Transfer agent fees–Class A	25,877	—
Transfer agent fees–Class I	54,076	2,032
Transfer agent fees–Class R6	—	1,016
Trustees’ fees and expenses	22,473	254
Interest expense	212,191	—
Tax expense	1,875	1,369
Offering fees	—	11,804
Other fees	5,944	1,009

Total expenses before fee waiver/reimbursement	2,098,448	61,154
Expenses waived/reimbursed by:
Advisor	(16,724)	(55,239)

Net expenses	2,081,724	5,915

Net Investment Income	7,478,764	25,949

Realized/Unrealized Gains/(Losses):
Net realized gains/(losses) on:
Investment transactions	(1,612,266)	(74,885)
Futures contracts	(1,075,841)	—

Net realized losses	(2,688,107)	(74,885)

Net change in unrealized appreciation/ (depreciation) on:
Investments	(14,598,443)	(38,697)
Futures contracts	130,625	—

Net unrealized losses	(14,467,818)	(38,697)

Net realized/unrealized losses	(17,155,925)	(113,582)

Change in net assets resulting from operations	$(9,677,161)	$(87,633)

(a)	For the period from December 18, 2017 . (commencement of operations) to March 31, 2018.

See Notes to the Financial Statements.

33

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Access Capital Community Investment Fund
	For the Six Months Ended March 31, 2018 (Unaudited)	For the Year Ended September 30, 2017
From Investment Activities
Operations:
Net investment income	$7,478,764	$14,637,670
Net realized gains/(losses) from investments and futures contracts	(2,688,107)	2,886,282
Net change in unrealized depreciation on investments and futures contracts	(14,467,818)	(15,941,954)

Change in net assets resulting from operations	(9,677,161)	1,581,988

Distributions to Class A Shareholders:
From net investment income	(283,509)	(545,493)
Distributions to Class I Shareholders:
From net investment income	(7,928,515)	(16,290,496)

Change in net assets resulting from shareholder distributions	(8,212,024)	(16,835,989)

Capital Transactions:
Proceeds from shares issued	113,054,031	131,118,785
Distributions reinvested	4,220,376	10,003,466
Cost of shares redeemed	(123,711,122)	(82,132,507)

Change in net assets resulting from capital transactions	(6,436,715)	58,989,744

Net increase/(decrease) in net assets	(24,325,900)	43,735,743
Net Assets:
Beginning of period	643,895,941	600,160,198

End of period	$619,570,041	$643,895,941

Distributions in excess of net investment income	$(2,055,666)	$(1,322,406)

Share Transactions:
Issued	12,683,832	14,520,336
Reinvested	475,710	1,106,067
Redeemed	(13,890,661)	(9,086,004)

Change in shares resulting from capital transactions	(731,119)	6,540,399

See Notes to the Financial Statements.

34

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

RBC Impact Bond Fund
For the Period Ended March 31, 2018(a) (Unaudited)
From Investment Activities
Operations:
Net investment income	$25,949
Net realized losses from investments	(74,885)
Net change in unrealized depreciation on investments	(38,697)

Change in net assets resulting from operations	(87,633)

Distributions to Class I Shareholders:
From net investment income	(12,970)
Distributions to Class R6 Shareholders:
From net investment income	(13,234)

Change in net assets resulting from shareholder distributions	(26,204)

Capital Transactions:
Proceeds from shares issued	5,123,000
Distributions reinvested	26,203
Cost of shares redeemed	(9)

Change in net assets resulting from capital transactions	5,149,194

Net increase in net assets	5,035,357
Net Assets:
Beginning of period	—

End of period	$5,035,357

Distributions in excess of net investment income	$(255)

Share Transactions:
Issued	512,655
Reinvested	2,677
Redeemed	(1)

Change in shares resulting from capital transactions	515,331

(a)For the period from December 18, 2017 (commencement of operations) to March 31, 2018.

See Notes to the Financial Statements.

35

FINANCIAL HIGHLIGHTS

Access Capital Community Investment Fund	(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period
Class A
Six Months Ended 3/31/18 (Unaudited)	$9.02	0.09	(0.24)	(0.15)	(0.10)	(0.10)	$8.77
Year Ended 9/30/17	9.26	0.18	(0.20)	(0.02)	(0.22)	(0.22)	9.02
Year Ended 9/30/16	9.25	0.22	0.03	0.25	(0.24)	(0.24)	9.26
Year Ended 9/30/15	9.27	0.24	0.01	0.25	(0.27)	(0.27)	9.25
Year Ended 9/30/14	9.28	0.27	0.02	0.29	(0.30)	(0.30)	9.27
Year Ended 9/30/13	9.77	0.28	(0.46)	(0.18)	(0.31)	(0.31)	9.28
Class I
Six Months Ended 3/31/18 (Unaudited)	$9.02	0.11	(0.24)	(0.13)	(0.12)	(0.12)	$8.77
Year Ended 9/30/17	9.25	0.21	(0.19)	0.02	(0.25)	(0.25)	9.02
Year Ended 9/30/16	9.24	0.25	0.03	0.28	(0.27)	(0.27)	9.25
Year Ended 9/30/15	9.26	0.27	0.01	0.28	(0.30)	(0.30)	9.24
Year Ended 9/30/14	9.27	0.31	0.01	0.32	(0.33)	(0.33)	9.26
Year Ended 9/30/13	9.76	0.31	(0.46)	(0.15)	(0.34)	(0.34)	9.27

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

36

FINANCIAL HIGHLIGHTS

Access Capital Community Investment Fund	(Selected data for a share outstanding throughout the periods indicated)

			Ratios/Supplemental Data
	Total Return(a)(b)		Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets After Fees Waived/ Reimbursed and Excluding Interest Expense		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses to Average Net Assets*		Portfolio Turnover Rate**
Class A
Six Months Ended 3/31/18 (Unaudited)	(1.65	)%(c)	$23,083	1.02	%(d)	0.95	%(d)	2.07	%(d)	1.10	%(d)	13%
Year Ended 9/30/17	(0.24)%		24,568	0.99%		0.95%		2.01%		1.09%		17%
Year Ended 9/30/16	2.74%		21,269	1.01%		0.95%		2.33%		1.10%		13%
Year Ended 9/30/15	2.69%		21,135	1.00%		0.95%		2.55%		1.06%		23%
Year Ended 9/30/14	3.26%		19,454	1.01%		0.95%		2.91%		1.06%		10%
Year Ended 9/30/13	(1.92)%		14,869	0.99%		0.92%		2.99%		0.99%		23%
Class I
Six Months Ended 3/31/18 (Unaudited)	(1.47	)%(c)	$596,487	0.66	%(d)	0.59	%(d)	2.43	%(d)	0.66	%(d)	13%
Year Ended 9/30/17	0.23%		619,328	0.63%		0.58%		2.38%		0.64%		17%
Year Ended 9/30/16	3.12%		578,891	0.64%		0.58%		2.67%		0.64%		13%
Year Ended 9/30/15	2.95%		511,106	0.63%		0.58%		2.91%		0.63%		23%
Year Ended 9/30/14	3.76%		478,605	0.65%		0.58%		3.34%		0.65%		10%
Year Ended 9/30/13	(1.69)%		504,970	0.74%		0.67%		3.28%		0.74%		23%

*	During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(a)	Excludes sales charge.
(b)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.
(c)	Not annualized.
(d)	Annualized.

See Notes to the Financial Statements.

37

FINANCIAL HIGHLIGHTS

RBC Impact Bond Fund	(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period
Class I
Period Ended 3/31/18 (Unaudited)(b)	$10.00	0.04	(0.22)	(0.18)	(0.05)	(0.05)	$9.77
Class R6
Period Ended 3/31/18 (Unaudited)(b)	$10.00	0.05	(0.23)	(0.18)	(0.05)	(0.05)	$9.77

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	For the period from December 18, 2017 (commencement of operations) to March 31, 2018.

38

FINANCIAL HIGHLIGHTS

RBC Impact Bond Fund	(Selected data for a share outstanding throughout the periods indicated)

			Ratios/Supplemental Data
	Total Return(a)(b)		Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets After Fees Waived/ Reimbursed and Excluding Interest Expense		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses to Average Net Assets*		Portfolio Turnover Rate**
Class I
Period Ended 3/31/18 (Unaudited)(c)	(1.79	)%(d)	$2,579	0.45	%(e)	0.45	%(e)	1.82	%(e)	4.46	%(e)	187%
Class R6
Period Ended 3/31/18 (Unaudited)(c)	(1.78	)%(d)	$2,456	0.40	%(e)	0.40	%(e)	1.88	%(e)	4.32	%(e)	187%

*	During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(a)	Excludes sales charge.
(b)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.
(c)	For the period from December 18, 2017 (commencement of operations) to March 31, 2018.
(d)	Not annualized.
(e)	Annualized.

See Notes to the Financial Statements.

39

NOTES TO FINANCIAL STATEMENTS

March 31, 2018 (Unaudited)

1. Organization:

RBC Funds Trust (the “Trust”) is registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company. The Trust was organized as a Delaware statutory trust on December 16, 2003 and currently consists of 18 portfolios. Overall responsibility for the management of the Trust is vested in its Board of Trustees (the “Board”). The predecessor fund for the Access Capital Community Investment Fund was reorganized into a series of the Trust, effective July 28, 2008.This report includes the following two investment portfolios (each a “Fund” and collectively, the “Funds”):

- Access Capital Community Investment Fund

- RBC Impact Bond Fund (“Impact Bond Fund”)

The Funds offer two share classes: The Access Capital Community Investment Fund offers Class A and Class I shares. The Impact Bond Fund offers Class I and Class R6 shares. Class A shares are offered with a 3.75% maximum front-end sales charge and a 1.00% contingent deferred sales charge (“CDSC”) for redemption within 12 months of a $1 million or greater purchase on which no front-end sales charge was paid. Class I and Class R6 shares (intended for investors meeting certain investment minimum thresholds) are not subject to either a front-end sales charge or a CDSC.

RBC Global Asset Management (U.S.) Inc. (“RBC GAM (US)” or “Advisor” or “Co-Administrator”) acts as the investment advisor for the Fund. The officers of the Trust (“Fund Management”) are also employees of RBC GAM (US) or its affiliates.

2. Significant Accounting Policies

Each Fund is an investment company that follows accounting and reporting guidance under the Financial Accounting Standards Board. Summarized below are the significant accounting policies of the Funds. These policies conform to accounting principles generally accepted in the United States of America (“U.S. GAAP”). Fund Management follows these policies when preparing financial statements. Fund Management may also be required to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The financial statements are as of the close of regular trading on the New York Stock Exchange (“NYSE”).

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables-Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

Security Valuation:

The Board has adopted pricing and valuation procedures for determining the fair value of each Fund’s investments. Fair value of a security is considered to be the price that a fund might reasonably expect to receive upon its current sale in an orderly transaction between market participants.

Fixed income securities, including to-be-announced (“TBA”) commitments and municipal bonds, are generally valued based on evaluated prices received from third-party pricing services or from broker-dealers who make markets in the securities and are generally categorized as Level 2 in the fair value hierarchy (see “Fair Value Measurements” below for additional information). The pricing services utilize both dealer-supplied valuations and electronic data processing techniques that take into account multiple appropriate factors such as institutional-size trading in similar groups of securities, market spreads, interest rates, and fundamental security analytical data including yield, quality, coupon rate, maturity and type of issue.

40

NOTES TO FINANCIAL STATEMENTS

Mortgage-related securities represent direct or indirect participation in, or are secured by and payable from, mortgage loans secured by real property and include pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. Government agencies or instrumentalities, or private issuers, including commercial banks, savings and loan institutions, private mortgage insurance bankers and other secondary market issuers. These mortgage-related securities are generally valued by pricing services that use broker-dealer quotations or valuation estimates from their internal pricing models. These pricing models generally consider such factors as current market data, estimated cash flows, market-based yield spreads, and estimated prepayment rates. Securities valued using such techniques and inputs are generally categorized as Level 2 in the fair value hierarchy. To the extent significant inputs are unobservable, the securities will be categorized as Level 3.

Exchange-traded futures are valued at the last sale price at the close of the market on the principal exchange on which they are traded and are categorized as Level 1 in the fair value hierarchy. Investments in open-end investment companies (mutual funds) are valued at net asset value and are categorized as Level 1 in the fair value hierarchy.

The Board has delegated to the Funds’ Pricing Committee (“Pricing Committee”) the responsibility for implementing the pricing and valuation procedures, including responsibility for determining the fair value of the Funds’ securities or other assets and liabilities. The Pricing Committee includes representatives of the Funds’ Advisor, and Co-Administrator, including personnel from accounting and operations, investment management, trading, risk management, compliance and legal. The Pricing Committee meets at least quarterly to review and approve Fund valuation matters, including a review of the Funds’ pricing activity and operations, fair value measurements, pricing vendors, policies and procedures, and related controls. At least a quorum of the Pricing Committee shall meet more frequently, as needed, to consider and approve time-sensitive fair valuation matters. The Pricing Committee reports to the Valuation, Portfolio Management and Performance Committee (“Valuation Committee”) of the Board. Members of the Pricing Committee meet with the Valuation Committee and the Board at each of their regularly scheduled meetings to discuss valuation matters and actions taken during the period.

The Board has adopted procedures to determine the fair value of a security when a price is not available from a pricing service or broker- dealer or Fund Management determines that a price provided by a pricing service or broker-dealer does not approximate fair value. Fair valuation may also be used when a significant valuation event affecting the value of a security or market sector is determined to have occurred between the time when a security’s market closes and the time the Fund’s net asset value is calculated. The fair value of the security will be determined in good faith by the Pricing Committee in accordance with procedures and methodologies adopted by the Board. General factors used in determining the fair value of securities include, but are not limited to, fundamental analytical data relating to the security, the issuer and the market, such as duration, prepayment and default rates; general level of interest rates and changes in interest rates; information from broker-dealers; trading in similar securities; any restrictions on disposition of the security; and an evaluation of the forces that influence the market in which the investments are traded. These securities are either categorized as Level 2 or 3 in the fair value hierarchy, depending on the relevant inputs used.

When the Funds utilize fair valuation methods that use significant unobservable inputs to determine a security’s value, such securities will be categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Funds’ policy is intended to result in a calculation of a Fund’s net asset value that fairly reflects security values as of the time of pricing, the Funds cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Funds could obtain for a security if they were to dispose of it as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Funds may differ from the value that would be realized if the securities were sold.

The Funds’ Pricing Committee employs various methods for calibrating the valuation approach related to securities categorized within Level 2 and Level 3 of the fair value hierarchy. These methods may include regular due diligence of the Funds’ pricing vendors, a regular review of key inputs and assumptions, transaction back-testing or disposition analysis to compare unrealized gains and losses to

41

NOTES TO FINANCIAL STATEMENTS

realized gains and losses, reviews of missing and stale prices and large movements in market value, and reviews of any market related activities. Additionally, the pricing of all fair value holdings is subsequently reported to the Valuation Committee and Board.

Fair Value Measurements:

The Funds disclose the fair value of their investments in a hierarchy that categorizes investments based on the inputs to valuation techniques used to measure fair value. The three levels of the fair value hierarchy are as follows:

•    Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date.

•    Level 2 - Significant inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active. Observable inputs may include quoted prices for similar securities, interest rates, spreads, prepayment spreads, etc.

•    Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

Inputs used in determining fair value of an investment may include, but are not limited to, price information, volatility statistics, credit and market data, and other factors, all of which may be either observable or unobservable. Inputs can vary among investments and will be impacted by the investment type and volume of activity for the particular security or similar securities in the market. Investments in the Level 3 category are generally supported by transactions and quoted prices from dealers participating in the market for those investments. Investments may be included in the Level 3 category due to a lack of market activity or transparency. Internal valuation models may also be used as a pricing source for Level 3 investments. Internal valuation models may rely on one or more unobservable inputs, such as estimated cash flows, financial statement analysis and discount rates.

The summary of inputs used to determine the fair value of the Funds’ investments as of March 31, 2018 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Access Capital Community Investment Fund Assets:
Investments in Securities
Municipal Bonds	$—	$24,939,045	$—	$24,939,045
U.S. Government Agency Backed Mortgages	—	584,423,650	—	584,423,650
U.S. Government Agency Obligations	—	33,186,324	144,609	33,330,933
Investment Company	6,654,320	—	—	6,654,320
Corporate Bonds	—	411,935	—	411,935
Other Financial Instruments*
Financial futures contracts	83,125	—	—	83,125

Total Assets	$6,737,445	$642,960,954	$144,609	$649,843,008

Liabilities:
Other Financial Instruments*
Reverse Repurchase Agreement	$—	$34,609,000	$—	$34,609,000

42

NOTES TO FINANCIAL STATEMENTS

Impact Bond Fund
Assets:
Investments in Securities
Municipal Bonds	$—	$638,825	$—	$638,825
U.S. Government Agency Backed Mortgages	—	2,708,708	—	2,708,708
U.S. Treasury Obligations	—	1,960,661	—	1,960,661
U.S. Government Agency Obligations	—	322,378	—	322,378
Asset Backed Securities	—	99,731	—	99,731
Investment Company	561,386	—	—	561,386
Corporate Bonds	—	99,178	—	99,178

Total Assets	$561,386	$5,829,481	$—	$6,390,867

*Other financial instruments are futures contracts which are reflected in the Schedule of Portfolio Investments and are shown at the unrealized appreciation/(depreciation) on the contracts and reverse repurchase agreements which are reflected in the Schedule of Portfolio Investments and shown in the Statement of Assets and Liabilities at their par value plus accrued interest.

During the period ended March 31, 2018, the Funds recognized no transfers to/from Level 1 or 2. The Funds’ policy is to recognize transfers between Level 1, Level 2 and Level 3 at the end of the year utilizing fair value at the beginning of the year.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Access Capital Community Investment Fund
U.S. Government Agency Obligations– (Small Business Administration)
Balance as of 9/30/17(value)	$ 164,880
Change in unrealized appreciation (depreciation)	(20,271)
Balance as of 3/31/18(value)	$ 144,609

The Access Capital Community Investment Fund’s assets assigned to the Level 3 category were valued using the valuation methodology and technique deemed most appropriate in the circumstances. The significant unobservable inputs used include assumptions regarding the particular security’s cash flow profile, prepayments and potential defaults which may not be generally observable for either the security or for assets of a similar type. Inputs with respect to variable rate securities may also include assumptions regarding future interest rate changes. Significant changes in any of these assumptions may result in a lower or higher fair value measurement.

Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at March 31, 2018	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
U.S. Government Agency Obligations (Small Business Administration)	$144,609	Discounted Cash Flow	Yield (Discount Rate of Cash Flows) Constant Default Rate Amortization Rate	4.59%-5.28%(4.99%) 0.00%(0.00%) 0.0036-0.0039(0.0037)

43

NOTES TO FINANCIAL STATEMENTS

Financial Instruments:

Reverse Repurchase Agreements:

To obtain short-term financing, the Access Capital Community Investment Fund entered into reverse repurchase agreements with primary dealers that report to the Federal Reserve Bank of New York or the 100 largest U.S. commercial banks, who are deemed creditworthy under guidelines approved by the Board. Interest on the value of the reverse repurchase agreements is based upon competitive market rates at the time of issuance. At the time the Fund enters into a reverse repurchase agreement, it will establish and maintain a segregated account with the custodian containing qualifying assets having a value, including accrued interest, not less than the repurchase price. Based on requirements with certain exchanges and third party broker-dealers, the Fund may also be required to deliver or deposit securities or cash as collateral. For the period ended March 31, 2018, the average amount borrowed was approximately $27,419,154 and the daily weighted average interest rate was 1.55%. Reverse repurchase agreements are shown on the Schedule of Portfolio Investments.

Reverse repurchase transactions are entered into by the Fund under Master Repurchase Agreements (“MRA”), which permit the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund. With reverse repurchase transactions, typically the Fund and the counterparties are permitted to sell, repledge, or use the collateral associated with the transaction. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the Fund receives or posts securities as collateral with a market value in excess of the repurchase price to be received or paid by the Fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund is considered an unsecured creditor with respect to excess collateral and, as such, the return of excess collateral may be delayed.

Details of open reverse repurchase agreements for the Access Capital Community Investment Fund at March 31, 2018 were as follows:

Counterparty	Reverse Repurchase Agreements	Fair Value of Non-cash Collateral Pledged[1]	Cash Collateral Pledged	Net Amount[2]
Citigroup Global Markets, Inc.	$21,030,000	$(21,030,000)	$—	$—
Goldman Sachs	13,579,000	(13,579,000)	—	—

	$34,609,000	$(34,609,000)	$—	$—

1Collateral with a value of $40,304,256 has been pledged in connection with open reverse repurchase agreements. Excess of collateral pledged to the individual counterparty is not shown for financial reporting purposes.

2Net amount represents the net amount payable due to the counterparty in the event of default.

In the event the buyer of securities under a MRA files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the agreement may be restricted while the other party, or its trustee or receiver, determines whether or not to enforce the Fund’s obligation to repurchase the securities.

TBA Commitments:

The Funds may enter into TBA commitments to purchase or sell securities for a fixed price at a future date. TBA commitments are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased/sold declines/increases prior to settlement date, which is in addition to the risk of decline in the value of a Fund’s other assets. Unsettled TBA commitments are valued at the current value of the underlying securities, according to the procedures described under “Security Valuation”. As of March 31, 2018, the the Impact Bond Fund had outstanding TBA commitments.

Mortgage Backed Securities:

Because the Funds will focus on community development investments, such as securities backed by commercial and/or residential mortgage loans, it will be affected by risks not typically associated with

44

NOTES TO FINANCIAL STATEMENTS

funds that do not specialize in community development investments. These risks include credit and prepayment risk and risk due to default on underlying loans within a security. Changes in economic conditions, including delinquencies and/or defaults or assets underlying these securities, can affect the value, income and/or liquidity of such positions.

In addition, the Access Capital Community Investment Fund invests in certain mortgage backed securities that qualify under the Community Reinvestment Act of 1977 (“CRA”) in which the Fund may pay a premium for the geographically or other targeted nature of the securities. There can be no guarantee, however, that a similar premium will be received if the security is sold by the Fund.

Derivatives:

The Funds may use derivative instruments, including futures, forwards, options, indexed securities, swaps and inverse securities as tools in the management of portfolio assets. The Funds may use such derivatives through either the creation of long or short positions to hedge various investments, for investment purposes, for risk management and/or to increase income or gain to the Funds. Derivatives allow the Funds to manage their risk exposure more quickly and efficiently than other types of instruments. Derivatives may be riskier than other types of investments and could result in losses that significantly exceed a Fund’s original investment. Derivatives are subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives may not be successful, resulting in losses to a Fund, and the cost of such strategies may reduce the Fund’s returns.

Hedging also involves the risk that changes in the value of the derivative will not match those of the holdings being hedged as expected by the Funds, in which case any losses on the holdings being hedged may not be reduced and may be increased. There can be no assurance that a Fund’s hedging strategy will reduce risk or that hedging transactions will be available or cost effective. The Funds are subject to interest rate risk in the normal course of pursuing their investment objectives by investing in various derivative financial instruments, as described below. For open derivative instruments as of March 31, 2018, see the following section for financial futures contracts.

Financial Futures Contracts:

The Funds may enter into futures contracts in an effort to manage the duration of the portfolio and hedge against certain market risk. A futures contract on a securities index is an agreement obligating one party to pay, and entitling the other party to receive, during the term of the contract, cash payments based on the level of a specified securities index. Futures transactions involve brokerage costs and require a Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if a Fund had not entered into any futures transactions.

The Funds entered into U.S. Treasury bond futures and U.S. Treasury Notes futures during the period ended March 31, 2018.

Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Funds each day, depending on the daily fluctuations in the fair value of the underlying instrument. A Fund would record an unrealized gain or loss each day equal to these daily payments.

Open futures contracts are shown on the Schedules of Portfolio Investments. Underlying collateral pledged for open futures contracts is the cash at brokers for financial futures contracts shown on the Statements of Assets and Liabilities at March 31, 2018.

Fair Values of derivative instruments as of March 31, 2018 are as follows:

45

NOTES TO FINANCIAL STATEMENTS

Fair Values of Derivative Financial Instrument as of March 31, 2018
Statement of Assets and Liabilities Location
Asset Derivatives
	Access Capital Community Investment Fund	Impact Bond Fund
Interest Rate Risk:
Unrealized appreciation on futures contracts	$83,125	$—

Total	$83,125	$—

The effect of derivative instruments on the Statement of Operations during the period ended March 31, 2018 is as follows:

Derivative Instruments Categorized by Risk Exposure	Access Capital Community Investment Fund	Impact Bond Fund
Net realized Gain/(Loss) From:
Interest Rate Risk:
Financial futures contracts	$(1,075,841)	$—

Total	$(1,075,841)	$—

Derivative Instruments Categorized by Risk Exposure	Access Capital Community Investment Fund	Impact Bond Fund
Net Change in Unrealized Appreciation/(Depreciation) From:
Interest Rate Risk:
Financial futures contracts	$130,625	$—

Total	$130,625	$—

For the period ended March 31, 2018, the average volume of derivative activities based on ending quarterly outstanding amounts are as follows:

	Access Capital Community Investment Fund	Impact Bond Fund
Futures long position (contracts)	120	—

Counterparty Credit Risk:

Derivatives may also expose a Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations). To the extent amounts due to the Funds from their counterparties are not fully collateralized contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance. A Fund’s maximum risk of loss from counterparty credit risk on over-the-counter (“OTC”) derivatives is generally the aggregate unrealized gain in excess of any collateral pledged by the counterparty to the Funds.

With exchange-traded futures, the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange-traded futures with respect

46

NOTES TO FINANCIAL STATEMENTS

to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Affiliated Investments:

The Funds invest in other Funds of the Trust (an “Affiliated Fund”). The Funds invest in U.S. Government Money Market Fund-RBC Institutional Class 1 as a cash sweep vehicle. The income earned by the Funds from the Affiliated Fund for the period is disclosed in the Statement of Operations. The table below details the transactions of the Funds in the Affiliated Fund.

	Value September 30, 2017	Purchases	Sales	Value March 31, 2018	Dividends
Investments in U.S. Government Money Market Fund —RBC Institutional Class 1
Access Capital Community Investment Fund	$6,618,447	$190,030,657	$189,994,784	$6,654,320	$53,001
Impact Bond Fund	—	2,862,305	2,300,919	561,386	3,530

Credit Enhancement:

Certain obligations held by the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements and third party insurance.

Investment Transactions and Income:

Investment transactions are recorded on trade date. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are calculated based on the cost of the specific security (also known as identified cost basis). Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount using the effective yield method. Paydown gains and losses on mortgage- and asset-backed securities are included in the financial statements as interest income.

Expense, Investment Income and Gain/Loss Allocation:

Each Fund pays the expenses that are directly related to its operations, such as custodian fees or advisory fees. Expenses incurred by the Trust, such as trustee or legal fees, are allocated among each of the Funds in the Trust either proportionately based upon each Fund’s relative net assets or using another reasonable basis such as equally across all Funds in the Trust, depending on the nature of the expense. Individual share classes within a Fund are charged expenses specific to that class, such as distribution fees and transfer agent fees. Within a Fund, expenses other than class specific expenses are allocated daily to each class based upon the proportion of relative net assets. Investment income and realized and unrealized gains or losses are allocated to each class of shares based on relative net assets.

Distributions to Shareholders:

Each Fund pays out any income that it receives, less expenses, in the form of dividends and capital gains to its shareholders. Income dividends are declared daily and paid monthly. Dividends will also be paid to a redeeming shareholder at any time during the month upon total redemption of shares in an account. Capital gain distributions are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are calculated based

47

NOTES TO FINANCIAL STATEMENTS

on federal income tax regulations, which may differ from US GAAP. These “book/tax” differences may be either temporary or permanent in nature. To the extent these differences are determined, as of the end of the tax year, to be permanent (e.g., reclassification of paydown gains and losses, and expiring capital loss carryforward), they are reclassified within a Fund’s capital account based on their federal tax basis treatment.

3. Agreements and Other Transactions with Affiliates:

The Trust has entered into an investment advisory agreement with RBC GAM (US) under which RBC GAM (US) manages each Funds’ assets and furnishes related office facilities, equipment, research and personnel. The agreement requires each Fund to pay RBC GAM (US) a monthly fee based upon average daily net assets. Under the terms of the agreement, RBC GAM (US) is entitled to receive fees based on a percentage of the average daily net assets of each of the Funds as follows:

Annual Rate
Access Capital Community Investment Fund	0.50%
Impact Bond Fund	0.35%

RBC GAM (US) has contractually agreed to waive fees and/or make payments in order to keep total operating expenses (excluding certain fees such as interest, taxes and acquired fund fees and expenses) of the Funds to the following levels pursuant to an expense limitation agreement.

	Class A Annual Rate	Class I Annual Rate	Class R6 Annual Rate
Access Capital Community Investment Fund	0.95%	0.70%	N/A
Impact Bond Fund	N/A	0.45%	0.40%

This expense limitation agreement is in place until January 31, 2019 and shall continue for additional one-year terms unless terminated by either party at any time. Each Fund will carry forward, for a period not to exceed 12 months (3 years for Impact Bond Fund) from the date on which a waiver or reimbursement is made by RBC GAM (US), any expenses in excess of the expense limitation and repay RBC GAM (US) such amounts, provided the Fund is able to effect such repayment and remain in compliance with the expense limitation.

As of March 31, 2018, the amounts subject to possible recoupment under the expense limitation agreement were:

	FYE 9/30/17	FYE 9/30/18	Total
Access Capital Community Investment Fund	$11,441	$ 9,871	$21,312
Impact Bond Fund	—	54,811	54,811

RBC GAM (US) may also voluntarily waive and/or reimburse operating expenses of any Fund from time to time. Any such voluntary program may be changed or eliminated at any time without notice, and expenses waived under such programs are not subject to recoupment.

RBC GAM (US) voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Funds pay to RBC GAM(US) indirectly through its investment in an affiliated money market fund. For the six months ended March 31, 2018, the amount waived was $6,853 and $428 for Access Capital Community Investment Fund and Impact Bond Fund, respectively, and is included in expenses waived/reimbursed by Advisor in the Statement of Operations.

RBC GAM (US) serves as co-administrator to the Funds. BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) serves as co-administrator and fund accounting agent. Services provided under the administrative services contract include providing day-to-day administration of matters related to the Funds, maintenance of their records and the preparation of reports. Under the terms of the administrative services contract, RBC GAM (US) does not receive a fee for its role as co-administrator. BNY Mellon receives a fee for its services payable by each Fund based in part on each Fund’s average net assets. BNY Mellon’s fee is included with “Accounting fees” in the Statement of Operation.

48

NOTES TO FINANCIAL STATEMENTS

Certain Officers and Trustees of the Trust are affiliated with the Advisor. Such Officers and Trustees receive no compensation from the Funds for serving their respective roles.

The Trust currently pays each of the independent Trustees (Trustees of the Trust who are not directors, officers or employees of the Advisor, either Co-Administrator or Distributor) an annual retainer of $54,000 ($49,000 prior to October 1, 2017). The Board Chairperson and Audit Committee Chairperson each receive an additional retainer of $2,500 annually, and all other trustees serving as Chair of a Board committee each receive an additional retainer of $1,000 annually. In addition, Independent Trustees receive a quarterly meeting fee of $6,500 for each in-person Board meeting attended, a meeting fee of $1,500 for each telephonic or Special Board meeting attended, a $1,500 fee for each Board committee meeting attended, and are reimbursed for all out-of -pocket expenses relating to attendance at such meetings. These amounts are included in the Statements of Operations in “Trustee’ fees”.

In conjunction with the launch of the Impact Bond Fund, the Advisor invested seed capital in the Fund to provide the Fund with its initial investment assets. The table below shows, as of March 31, 2018, the Fund’s net assets, the shares (if any) of the Fund held by the Advisor, and the percent of total net assets represented by the Advisor’s investment.

	Net Assets	Shares held by Advisor	% of Fund Net Assets
Impact Bond Fund	$5,035,357	501,712	97.3%

4. Fund Distribution:

Each of the Funds that offers Class A shares has adopted a Master Distribution 12b-1 Plan (the “Plan”) in which Quasar Distributors LLC (the “Distributor”) acts as the Funds’ distributor. The Plan permits each Fund to make payments for, or to reimburse the Distributor for, distribution-related costs and expenses of marketing shares of Class A covered under the Plan, and/or for providing shareholder services. The Plan does not apply to Class I and Class R6. The following chart shows the current Plan fee rate for Class A.

Class A
12b-1 Plan Fee	0.25%*

* Under the 12b-1 plan, the maximum fee rate for Class A shares is 0.50%. Currently the Board has approved an annual limit of 0.25%.

Plan fees are based on average daily net assets of Class A. Up to 0.25% of each Plan fee may be designated as a service fee, as defined by the applicable rules of the Financial Industry Regulatory Authority. The Distributor, subject to applicable legal requirements, may waive the Plan fee voluntarily, in whole or in part. For the period ended March 31, 2018, there were no fees waived by the Distributor.

5. Securities Transactions:

The cost of securities purchased and proceeds from securities sold (excluding securities maturing less than one year from acquisition) for the period ended March 31, 2018 were as follows:

	Purchases (Excl. U.S. Gov’t)	Sales (Excl. U.S. Gov’t)	Purchases of U.S. Gov’t.	Sales of U.S. Gov’t.
Access Capital Community Investment Fund	$ 2,752,698	$12,406,468	$103,780,943	$73,757,885
Impact Bond Fund	14,200,215	8,258,363	—	—

6. Capital Share Transactions:

The Trust is authorized to issue 1,000,000,000 shares of beneficial interest (“shares outstanding”) with par value of $.0000001 for Access Capital Community Investment Fund and an unlimited number of

49

NOTES TO FINANCIAL STATEMENTS

shares of beneficial interest without par value for Impact Bond Fund. Transactions in capital stock of the Funds are summarized on the following pages:

	Access Capital Community Investment Fund		Impact Bond Fund
	For the Six Months Ended March 31, 2018 (Unaudited)	For the Year Ended September 30, 2017	For the Period Ended March 31, 2018 (Unaudited)(a)
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$6,142,483	$8,626,271	$—
Distributions reinvested	269,727	525,759	—
Cost of shares redeemed	(7,187,874)	(5,303,511)	—

Change in Class A	$(775,664)	$3,848,519	$—

Class I
Proceeds from shares issued	$106,911,548	$122,492,514	$2,623,000
Distributions reinvested	3,950,649	9,477,707	12,969
Cost of shares redeemed	(116,523,248)	(76,828,996)	(9)

Change in Class I	$(5,661,051)	$55,141,225	$2,635,960

Class R6
Proceeds from shares issued	$—	$—	$2,500,000
Distributions reinvested	—	—	13,234

Change in Class R6	$—	$—	$2,513,234

Change in net assets resulting from capital transactions	$(6,436,715)	$58,989,744	$5,149,194

SHARE TRANSACTIONS:
Class A
Issued	694,217	952,608	—
Reinvested	30,402	58,111	—
Redeemed	(815,709)	(585,129)	—

Change in Class A	(91,090)	425,590	—

Class I
Issued	11,989,615	13,567,728	262,655
Reinvested	445,308	1,047,956	1,325
Redeemed	(13,074,952)	(8,500,875)	(1)

Change in Class I	(640,029)	6,114,809	263,979

Class R6
Issued	—	—	250,000
Reinvested	—	—	1,352

Change in Class R6	—	—	251,352

Change in shares resulting from capital transactions	(731,119)	6,540,399	515,331

(a)For the period from December 18, 2017 (commencement of operations) to March 31, 2018.

50

NOTES TO FINANCIAL STATEMENTS

7. Federal Income Taxes:

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to distribute substantially all of its net investment income and net realized capital gains. Therefore, no federal tax liability is recorded in the financial statements of each Fund.

Fund Management has analyzed the Fund’s tax positions taken or expected to be taken on federal income tax returns for all open tax years (the tax years ended September 30 of the years 2014, 2015, 2016 and 2017 for Access Capital Community Investment Fund) and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

As of March 31, 2018, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for each Fund was as follows:

	Tax Cost Of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Access Capital Community Investment Fund	$658,927,951	$6,829,939	$(15,998,007)	$(9,168,068)
Impact Bond Fund	6,429,564	11,365	(50,062)	(38,697)
The difference between book basis and tax basis unrealized appreciation/depreciation is attributable primarily to the tax mark-to-market of derivatives.

The tax character of distributions during the year ended September 30, 2017 were as follows:

	Distributions Paid From
	Ordinary Income	Total Taxable Distributions	Total Distributions Paid
Access Capital Community Investment Fund	$17,002,469	$17,002,469	$17,002,469

The tax basis of components of accumulated earnings/(losses) and tax character of distributions are determined at fiscal year end, and will be included in the Annual Report dated September 30, 2018.

As of September 30, 2017, the Access Capital Community Investment Fund had capital loss carryforwards for federal income tax purposes as follows:

	Capital Loss Carryforward	Expires
Access Capital Community Investment Fund	$11,587,282	2018
	$4,011,206	2019

As of September 30, 2017, the Access Capital Community Investment Fund had a short-term capital loss carryforward of $9,227,405 and a long-term capital loss carryforward of $11,063,537 available to offset future realized capital gains in accordance with the Regulated Investment Company Modernization Act of 2010. These capital loss carryforwards are not subject to expiration and must first be utilized to offset future realized gains of the same character and must be utilized prior to the utilization of the loss carryforwards subject to expiration that are described above.

Under current tax law, capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The

51

NOTES TO FINANCIAL STATEMENTS

Access Capital Community Investment Fund did not have any deferred qualified late-year capital losses which will be treated as arising on the first business day of the fiscal year ending September 30, 2018.

8. Subsequent Events:

Fund Management has evaluated the impact of all subsequent events on the Funds and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

52

SHARE CLASS INFORMATION (UNAUDITED)

The Funds offer Class A, Class I and Class R6 shares.

Class A

Class A shares of Access Capital Community Investment Fund are available for purchase primarily through investment advisors, broker-dealers, banks and other financial services intermediaries. Class A shares of the Fund are currently subject to a maximum up-front sales charge of 3.75% and a 1.00% CDSC for redemption within 12 months of a $1 million or greater purchase. Class A shares currently include a 0.25% annual 12b-1 service and distribution fee.

Class I

Class I shares are intended for investors meeting certain minimum investment thresholds. This share class does not have an up-front sales charge (load) or a 12b-1 service and distribution fee.

Class R6

Class R6 shares are available in Impact Bond Fund. This share class is intended for investors meeting certain minimum investment thresholds. This share class does not have an up-front sales charge (load) or a 12b-1 service and distribution fee.

53

SUPPLEMENTAL INFORMATION (UNAUDITED)

Shareholder Expense Examples

As a shareholder of the the RBC Funds, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the RBC Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2017 through March 31, 2018.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 10/1/17	Ending Account Value 3/31/18	Expenses Paid During Period* 10/1/17–3/31/18	Annualized Expense Ratio During Period 10/1/17–3/31/18
Access Capital Community Investment Fund
Class A	$1,000.00	$983.50	$5.04	1.02%
Class I	1,000.00	985.30	3.27	0.66%
Impact Bond Fund**
Class I	1,000.00	982.10	1.26	0.45%
Class R6	1,000.00	982.20	1.12	0.40%

*Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 182/365 (to reflect one half year period).

**Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 103/365 (to reflect December 18, 2017 (commencement of operations) through March 31, 2018).

54

SUPPLEMENTAL INFORMATION (UNAUDITED)

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each RBC Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/17	Ending Account Value 3/31/18	Expenses Paid During Period* 10/1/17-3/31/18	Annualized Expense Ratio During Period 10/1/17-3/31/18
Access Capital Community Investment Fund
Class A	$1,000.00	$1,019.85	$5.14	0.95%
Class I	1,000.00	1,021.64	3.33	0.59%
Impact Bond Fund**
Class I	1,000.00	1,012.84	1.28	0.45%
Class R6	1,000.00	1,012.98	1.14	0.40%

*Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 182/365 (to reflect one half year period).

**Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 103/365 (to reflect December 18, 2017 (commencement of operations) through March 31, 2018).

55

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)

Information Regarding the Approval of Investment Advisory Agreement

This section provides information regarding the approval of the investment advisory agreement for the RBC Impact Bond Fund (the “Fund”), which commenced operations on December 18, 2017. RBC Global Asset Management (U.S.) Inc. (the “Advisor”) serves as investment advisor for the Fund.

The Board of Trustees of RBC Funds Trust (the “Trust”) created the Fund following a 2017 strategic review of the RBC Funds family in order to respond to market demand and provide investors with access to the Advisor’s fixed income and impact investing capabilities. During meetings in August, September and December of 2017, the Board met with representatives from the Advisor’s senior management team and investment team to discuss relevant information regarding the Fund and the proposed management of the Fund by the Advisor. In addition to considering information specifically requested and presented in connection with the meetings regarding the capabilities of the Advisor and its planned management of the Fund, the Trustees also considered information presented in connection with renewals of investment advisory agreements for other RBC Funds managed by the same investment team, as well as information provided at regular quarterly Board and Committee meetings throughout the year. In connection with their deliberations, the independent Trustees were advised by independent legal counsel with regard to the information and materials considered, the Trustees’ responsibilities with regard to the information and materials, and the Trustees’ responsibilities under relevant laws and regulations.

As part of their review of the advisory agreement, the independent Trustees requested and considered information regarding the advisory services to be performed for the Fund by the Advisor, the staffing and qualifications of the personnel responsible for operating and managing the Fund, and the relevant experience of the Advisor. The Trustees focused their consideration of the agreement on reviewing the nature, quality, and extent of the services to be provided under the agreement and the performance of the Advisor in managing products in a similar style to the Fund. In this regard, the Board considered the Advisor’s record in managing the Access Capital Community Investment Fund, its expertise with respect to fixed income and impact investing, and the performance record of a composite of accounts managed by the Advisor in a style similar to that of the Fund. The Trustees recognized the Advisor’s strong research and fundamental analysis capabilities, the supporting operational, regulatory and compliance capabilities, and expressed confidence in the capabilities and experience of the Advisor’s investment team.

The Trustees also reviewed information regarding the anticipated expense structure of the Fund, along with comparative information on the services to be rendered to, and fees to be paid by, the Fund. Although the Advisor indicated that it was premature to impose contractual advisory fee breakpoints, the Trustees noted that the Board and Advisor would evaluate fee and expense levels and breakpoints going forward as profitability and economy of scale information for the Fund is developed over time. The Trustees recognized that the management fee was below the median of competitor fund fees, and viewed favorably the Advisor’s agreement to contractually limit the annual expenses of the Fund through at least January 31, 2019. The Trustees concluded that the Fund’s advisory fee proposed to be payable to the Advisor was fair and reasonable in light of the level and quality of the services to be provided under all of the circumstances and was within the range of what might have been negotiated at arms’ length.

Based upon their review, the Trustees determined that they were satisfied with the nature, extent, and quality of the services expected to be provided by the Advisor and it is in the interest of the Fund and its shareholders for the Trustees to approve the Agreement with respect to the Fund. In arriving at their collective decision to approve the Agreement, the Trustees did not assign relative weights to the factors discussed above or deem any one or group of them to be controlling in and of itself.

56

RBC Funds

P.O. Box 701

Milwaukee, WI 53201-0701

800-422-2766

www.rbcgam.us

Performance data represents past performance and does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

This report and the financial statements contained herein are provided for the information of RBC Funds shareholders. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, charges and expenses of the funds. Please read the prospectus carefully before investing.

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. There is no assurance that certain securities will remain in or out of each fund’s portfolio. The views expressed in this report reflect those of the portfolio managers through the period ended March 31, 2018.

NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

RBC Global Asset Management (U.S.) Inc. serves as investment advisor for the RBC Funds. RBC Funds are distributed by Quasar Distributors LLC.

The RBC Funds are pleased to offer shareholder reports printed entirely on Forest

Stewardship Council® certified paper. FSC® certification ensures that the paper used in this report contains fiber from well-managed and responsibly harvested forests that meet strict environmental and socioeconomic standards.

RBCF-II SAR 03-18

	RBC Funds

About your Semi Annual Report	This semi-annual report (Unaudited) includes detailed information about your Fund including financial statements, performance, and a complete list of its holdings.

The RBC Funds compare their performance against various indices. Each of these indices is a widely recognized measure of return for the underlying category of securities. However, the indices are unmanaged, do not include fees, and cannot be invested in directly.

We hope the financial information presented will help you evaluate your investment in the RBC Funds. We also encourage you to read your Fund’s prospectus for further detail as to your Fund’s investment policies and risk profile. RBC Funds prospectuses and performance information subsequent to the date of this report are available on our website at www.rbcgam.us.

A description of the policies and procedures that your Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-422-2766; (ii) on the Fund’s website at www.rbcgam.us; and (iii) on the Securities and Exchange Commission’s (the “Commission”) website at http://www.sec.gov.

Information regarding how your Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) on the Fund’s website at www.rbcgam.us; and (ii) on the Commission’s website at http://www.sec.gov.

A schedule of each Fund’s portfolio holdings is filed with the Commission for the first and third quarters of each fiscal year on Form N-Q. This information is available on the Commission’s website at http://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room is available by calling 1-800-SEC-0330.

Table of Contents	Portfolio Managers	1
	Performance Summary	4
	Fund Statistics
	- RBC Bluebay Emerging Market Debt Fund	7
	- RBC Bluebay High Yield Bond Fund	8
	- RBC Bluebay Diversified Credit Fund	9
	Schedule of Portfolio Investments	10
	Financial Statements
	- Statements of Assets and Liabilities	43
	- Statements of Operations	45
	- Statements of Changes in Net Assets	47
	Financial Highlights	50
	Notes to Financial Statements	57
	Share Class Information	80
	Supplemental Information	81

PORTFOLIO MANAGERS

RBC Global Asset Management (U.S.) Inc. (“RBC GAM (US)”) serves as the investment advisor and BlueBay Asset Management LLP (“BlueBay”) serves as an investment sub-advisor to each of the Funds and BlueBay Asset Management USA LLC (“BlueBay US”) serves as an investment sub-advisor for the RBC BlueBay High Yield Bond Fund and RBC BlueBay Diversified Credit Fund. The sub-advisors are responsible for the overall management of the Funds’ portfolios. The individuals primarily responsible for the day-to-day management of the Funds’ portfolios are set forth below.

David Dowsett

Partner, Co-Chief Investment Officer & Co-Head of Emerging Market Debt

David Dowsett is Co-Chief Investment Officer of BlueBay and Co-Head of the Emerging Market Debt team at the firm and is responsible for portfolio management of the RBC BlueBay Emerging Market Debt Fund and RBC BlueBay Diversified Credit Fund. David joined BlueBay in April 2002. Previously he spent seven years at Deutsche Asset Management (formerly Morgan Grenfell Asset Management) where he was a Board Director with responsibility for emerging markets and a member of the Investment Policy Committee for all fixed income. David has a BA (Hons) degree in Politics and Economics from Durham University.

Nick Shearn

Portfolio Manager

Nick Shearn is responsible for portfolio management of the RBC BlueBay Diversified Credit Fund. Nick joined BlueBay in June 2011 from The Royal Bank of Scotland, where he was Head of Local Markets Rates Trading for the CEEMEA region. Prior to this he spent ten years at Deutsche Bank in Johannesburg (1998-2002) and London (2002-2008) trading local markets products. Before trading emerging markets products, Nick focused on the Eurobond markets and was Head of Liquid Credit Trading at JP Morgan before joining DKB International as Head of Trading in 1995. He has a BSc Econ (Hons) from Queen Mary College, London University.
Polina Kurdyavko

Partner, Senior Portfolio Manager

Polina Kurdyavko is Head of the Emerging Market Corporate Debt team at BlueBay and the lead portfolio manager for the BlueBay long only and alternative emerging market corporate bond portfolios, including the RBC BlueBay Emerging Market Debt Fund and RBC BlueBay Diversified Credit Fund. Polina joined BlueBay in July 2005 from UBS where she worked as a Credit Analyst in EMEA corporate research. Her role involved secondary coverage of CEEMEA issuers and research support for primary issuance of select corporates. Prior to this, Polina was with Alliance Capital where she started as an emerging markets equity analyst and then moved on to pioneer emerging markets quantitative research at Alliance. Polina holds an MSc (Hons) in Finance from the People’s Friendship University of Russia, Moscow and is a CFA charterholder.

1

PORTFOLIO MANAGERS
Michael Reed
Senior Portfolio Manager

Michael Reed is responsible for portfolio management of the RBC BlueBay Diversified Credit Fund. Michael joined BlueBay in October 2007 from Pendragon, where, as a Partner, he ran the company’s convertible arbitrage strategies. Prior to that, he was a Managing Director of Salomon Brothers, responsible for international convertible bond trading between 1994 and 2002. Michael joined the Japanese Warrant Arbitrage desk at Salomon in 1989 and spent two years trading Japanese Warrant Arbitrage in Tokyo. Michael holds a Bachelor of Engineering from Southampton University.

Mark Dowding
Partner, Co-Head Investment Grade
Senior Portfolio Manager

Mark Dowding Co-Heads the investment grade team at BlueBay, is a member of the asset allocation committee and is responsible for portfolio management of the RBC BlueBay Diversified Credit Fund. Mark joined BlueBay in August 2010 from Deutsche Asset Management, where he was Head of Fixed Income in Europe. Prior to this, Mark was Head of Fixed Income in Europe for Invesco, where he managed a range of global fixed income portfolios for retail and institutional clients. Mark started his career as a Fixed Income Portfolio Manager at Morgan Grenfell in 1993 and holds a BA Hons in Economics from the University of Warwick.

Justin Jewell
Co-Head of Long Only Strategies
Senior Portfolio Manager

Justin Jewell is responsible for portfolio management of the RBC BlueBay Diversified Credit Fund and the RBC BlueBay High Yield Bond Fund. Justin joined BlueBay in April 2009, initially as Head of High Yield Trading, before moving into portfolio management at the beginning of 2012. He has over ten years’ industry experience and spent a large part of his career at UBS where, most recently, he was Director of High Yield and Distressed Trading in Europe. Justin worked as a senior trader at MKM Longboat LLP between June and November 2008, though he returned to UBS after the fund wound down. Justin has a BSc in Economics from the London School of Economics and Political Science.

Tom Kreuzer
Co-Head of Long Only Strategies
Senior Portfolio Manager

Tom Kreuzer is responsible for portfolio management of the RBC BlueBay Diversified Credit Fund and the RBC BlueBay High Yield Bond Fund. Tom joined BlueBay in July 2002 and is a Portfolio Manager and Head of North American High Yield Credit based in the Stamford, Connecticut, office. Prior to BlueBay, Tom spent three years at Deutsche Bank within the Leveraged Finance and Financial Sponsor Group, in New York and London, where he was an analyst prior to being promoted to Associate in 2002. Tom holds a BA (cum laude) from Middlebury College, USA.

2

PORTFOLIO MANAGERS
Marc Stacey
Senior Portfolio Manager

Marc Stacey is a Senior Portfolio Manager within the Investment Grade team focusing on non-soverign debt and specialising in financials and is responsible for portfolio management of the RBC BlueBay Diversified Credit Fund. Marc started at BlueBay in June 2004 as an operations analyst before joining the Investment Grade Debt Team in March 2006 as a trader. He moved to his current role in January 2011. As a lead portfolio manager, Marc has been instrumental in driving the success of the European IG credit strategies as well as the peer-leading performance of the Financial Capital Bond Fund. Prior to BlueBay, Marc spent two years at CSFB focusing on credit derivatives. He holds a Bachelor of Business Science (Hons) in Economics and Finance from the University of Cape Town, South Africa.

3

PERFORMANCE SUMMARY

	1 Year(a)	3 Year(a)	5 Year(a)	Since Inception(a)	Net Expense Ratio(b)(c)		Gross Expense Ratio(b)(c)
Average Annual Total Returns as of March 31, 2018 (Unaudited)

RBC Bluebay Emerging Market Debt Fund
Class A
- Including Max Sales Charge of 4.25%	2.51%	2.20%	(0.40)%	1.62%
- At Net Asset Value	7.07%	3.68%	0.48%	2.32%	1.15%		7.94%
Class I
- At Net Asset Value	7.13%	3.88%	0.68%	2.53%	0.90%		2.24%
Class R6
- At Net Asset Value	7.31%	3.96%	0.78%	2.64%	0.85%	(d)	53.42%	(d)

JPMorgan EMBI Global Diversified Index(e)	4.30%	5.78%	4.68%	6.15%
JPMorgan GBI-EM Global Diversified Index(e)	12.99%	17.20%	(3.28)%	1.68%
RBC Bluebay High Yield Bond Fund
Class A
- Including Max Sales Charge of 4.25%	(0.42)%	2.62%	3.39%	5.51%
- At Net Asset Value	4.02%	4.11%	4.29%	6.23%	0.70%		4.44%
Class I
- At Net Asset Value	4.17%	4.42%	4.59%	6.53%	0.45%		1.44%

ICE BofAML US High Yield Index(e)	3.67%	5.18%	5.01%	7.23%
ICE BofAML Global High Yield Constrained Index(e)	6.65%	6.41%	5.05%	7.56%
RBC Bluebay Diversified Credit Fund
Class I
- At Net Asset Value	8.01%	3.37%	N/A	3.75%	1.00%		1.32%
Class R6
- At Net Asset Value	8.05%	3.42%	N/A	3.79%	0.95%	(d)	54.27%	(d)

ICE LIBOR USD 3 Month(e)	1.46%	0.91%	N/A	0.85%

Performance data quoted represents past performance. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted. Performance shown reflects contractual fee waivers, without such fee waivers total returns would be reduced. Performance information does not reflect the 2% fee on shares redeemed or exchanged within 30 days of purchase. If such redemption fee was included, performance would be reduced. For performance data current to the most recent month-end go to www.rbcgam.us. Please see footnotes below.

(a)	The inception date (commencement of operations) is November 27, 2013 for Class A shares, December 27, 2016 for Class R6 shares and November 30, 2011 for Class I shares for each Fund except RBC BlueBay Diversified Credit Fund, which is December 9, 2014 for Class I shares. The performance in the table for the Class A and Class R6 shares prior to the inception of those classes reflects the performance of the Class I shares since the Fund’s inception.

4

PERFORMANCE SUMMARY

(b)	The Funds’ expenses reflect actual expenses for the most recent year end except for Class R6 which is from December 27, 2016 (commencement of operations) through September 30, 2017.

(c)	Effective October 2, 2017, the advisor has contractually agreed to waive fees and/or make payments in order to keep total operating expenses at annual ratios of 1.12% for Class A, 0.87% for Class I and 0.82% for Class R6 of BlueBay Emerging Market Debt Fund and 0.69% for Class I and 0.64% for Class R6 of BlueBay Diversified Credit Fund until January 31, 2019. Effective November 1, 2017, the advisor has contractually agreed to waive fees and/or make payments in order to keep total operating expenses at annual ratios of 0.82% for Class A and 0.57% for Class I of BlueBay High Yield Bond Fund until January 31, 2019.

(d)	Annualized.

(e)	Each of the comparative indices is a widely recognized market value weighted measure of the return of securities, but do not include sales fees or operating expenses. You cannot invest directly in indices.

JPMorgan Emerging Markets Bond Index (“EMBI”) Global Diversified is a subset of the JPMorgan EMBI. The JPMorgan EMBI tracks the performance of U.S. dollar-denominated Brady bonds, Eurobonds and traded loans issued by sovereign and quasi-sovereign entities in emerging markets. The JPMorgan EMBI Global Diversified limits the weights of countries with larger debt stocks by including only a specified portion of these countries’ eligible current face amounts of debt outstanding.

JPMorgan GBI-EM Global Diversified Index tracks the performance of local currency-denominated bonds issued by governments in emerging markets. It includes only countries directly accessible by most of the international investor base. The maximum weight to a country is capped at 10%.

The ICE BofAML US High Yield Index tracks the performance of U.S. dollar—denominated below investment grade corporate debt publicly issued in the U.S. domestic market.

The ICE BofAML Global High Yield Constrained Index tracks the performance of all U.S. dollar-, Canadian dollar-, Great British pound-, and Euro-denominated, below investment grade (based on an average of Moody’s, S&P, and Fitch) corporate debt publicly issued in the major domestic or Eurobond markets. Constituents are market capitalization-weighted based on their current amount outstanding, provided the total allocation to an individual issuer does not exceed 2%.

The ICE LIBOR USD 3 Month is a wholesale funding rate, for three-month maturities in U.S. dollars, anchored in LIBOR panel banks’ unsecured wholesale transactions to the greatest extent possible, with a waterfall to enable a rate to be published in all market circumstances. LIBOR panel banks’ submissions are ranked by ICE Benchmark Administration, and the upper and lower quartiles are excluded to remove outliers. The relevant rate is then calculated as the trimmed arithmetic mean of the remaining submissions, rounded to five decimal places. Each LIBOR panel bank’s submission carries an equal weight, subject to the trimming.

5

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6

FUND STATISTICS (UNAUDITED)

RBC Bluebay Emerging Market Debt Fund
High level of total return consisting of income and capital appreciation.				Investment Objective Benchmark
JPMorgan EMBI Global Diversified Index

*Includes U.S. dollar denominated cash equivalent investments representing 6.11% of investments.				Asset Allocation as of 3/31/18 (% of Fund’s investments) & Top Five Industries (as of 3/31/18) (% of Fund’s net assets)
Ecuador Government International Bond, 7.88%, 1/23/28	5.04%	Bahamas Government International Bond, 6.00%, 11/21/28	2.07%	Top Ten Holdings (excluding investment companies) (as of 3/31/18) (% of Fund’s net assets)
Argentine Republic Government International Bond, 5.88%, 1/11/28	2.98%	Argentine Republic Government International Bond, 4.63%, 1/11/23	1.92%
Iraq International Bond, 5.80%, 1/15/28	2.44%	Petrobras Global Finance BV, 5.75%, 2/1/29	1.90%
Honduras Government International Bond, 7.50%, 3/15/24	2.34%	Bolivian Government International Bond, 4.50%, 3/20/28	1.88%
Ecopetrol SA, 5.88%, 5/28/45	2.09%
Republic of South Africa Government Bond, 8.75%, 2/28/48	2.07%
*A listing of all portfolio holdings can be found beginning on page 10

				Growth of $1,000,000 Initial Investment Since Inception (11/30/11)

The graph reflects an initial investment of $1,000,000 over the period from November 30, 2011 (commencement of operations) to March 31, 2018 and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

7

	FUND STATISTICS (UNAUDITED)

	RBC Bluebay High Yield Bond Fund
Investment Objective	High level of total return consisting of income and capital appreciation.
Benchmark	BofA Merrill Lynch High Yield Master II Index

Asset Allocation as of 3/31/18 (% of Fund’s investments) & Top Five Industries (as of 3/31/18) (% of Fund’s net assets)	*Includes U.S. dollar denominated cash equivalent investments representing 3.15% of investments.
Top Ten Holdings (excluding investment companies) (as of 3/31/18) (% of Fund’s net assets)	Momentive Performance Materials, Inc., 3.88%, 10/24/21	1.54%	JPMorgan Chase & Co., (LIBOR USD 3-Month + 3.470%), 7.90%, 10/30/66	1.26%
	Solera LLC / Solera Finance, Inc., 10.50%, 3/1/24	1.39%	T-Mobile USA, Inc., 6.63%, 4/1/23	1.19%
	Equinix, Inc., 5.38%, 1/1/22	1.39%	Reynolds Group Issuer, Inc. /	1.15%
	Level 3 Parent LLC, 5.75%, 12/1/22	1.35%	Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.75%, 10/15/20
	LTF Merger Sub, Inc., 8.50%, 6/15/23	1.32%	CSC Holdings LLC, 10.13%, 1/15/23	1.11%
	CCO Holdings LLC / CCO Holdings Capital Corp., 5.13%, 5/1/27	1.31%

	*A listing of all portfolio holdings can be found beginning on page 19

Growth of $1,000,000 Initial Investment Since Inception (11/30/11)

	The graph reflects an initial investment of $1,000,000 over the period from November 30, 2011 (commencement of operations) to March 31, 2018 and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

8

FUND STATISTICS (UNAUDITED)
RBC Bluebay Diversified Credit Fund
High level of total return consisting of income and capital appreciation.				Investment Objective
3-Month USD LIBOR Index				Benchmark
				Asset Allocation as of 3/31/18 (% of Fund’s investments) & Top Five Industries (as of 3/31/18) (% of Fund’s net assets)

*Includes U.S. dollar denominated cash equivalent investments representing 7.27% of investments.
Republic of South Africa Government Bond, 10.50%, 12/21/26	2.42%	Stichting AK Rabobank Certificaten, 6.50%, 3/29/67	1.81%	Top Ten Holdings (excluding investment companies) (as of 3/31/18) (% of Fund’s net assets)
CaixaBank SA, (5 Year EUR Swap + 6.498%), 6.75%, 9/13/66	2.20%	Ecuador Government International Bond, 7.88%, 1/23/28	1.57%
Intesa Sanpaolo SpA, (5 Year EUR Swap + 7.192%), 7.75%, 7/11/66	2.18%	Colombian TES, 10.00%, 7/24/24	1.53%
Brazil Notas do Tesouro Nacional Series F, 10.00%, 1/1/23	1.98%	Malaysia Government Bond, 3.80%, 8/17/23	1.23%
Nationwide Building Society, 10.25%, 6/20/66	1.95%	Turkey Government Bond, 10.50%, 8/11/27	1.20%
*A listing of all portfolio holdings can be found beginning on page 28
				Growth of $100,000 Initial Investment Since Inception (12/9/14)
The graph reflects an initial investment of $100,000 over the period from December 9, 2014 (commencement of operations) to March 31, 2018 and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Bluebay Emerging Market Debt Fund

March 31, 2018 (Unaudited)

Principal Amount		Value
Foreign Governnment Bonds — 69.19%
Argentina — 8.67%
$400,000	Argentine Republic Government International Bond, 4.63%, 1/11/23	$385,261
635,000	Argentine Republic Government International Bond, 5.88%, 1/11/28	598,011
370,000	Argentine Republic Government International Bond, 6.88%, 1/11/48	336,552
578,970	Argentine Republic Government International Bond, 13.24%, 12/15/35(a)	47,476
210,000	Province of Jujuy Argentina, 8.63%, 9/20/22	217,105
150,000	Provincia de Cordoba, 7.13%, 6/10/21	157,327

		1,741,732

Azerbaijan — 1.88%
210,000	Republic of Azerbaijan International Bond, 3.50%, 9/1/32	175,993
200,000	Republic of Azerbaijan International Bond, 4.75%, 3/18/24	200,943

		376,936

Bahamas — 2.07%
400,000	Bahamas Government International Bond, 6.00%, 11/21/28	415,533

Bahrain — 0.93%
200,000	Bahrain Government International Bond, 6.75%, 9/20/29	186,593

Barbados — 0.02%
5,000	Barbados Government International Bond, 7.25%, 12/15/21	4,371

Belarus — 2.15%
200,000	Republic of Belarus International Bond, 6.88%, 2/28/23	211,567
200,000	Republic of Belarus International Bond, 7.63%, 6/29/27	219,825

		431,392

Bolivia — 1.88%
400,000	Bolivian Government International Bond, 4.50%, 3/20/28	377,000

Brazil — 0.90%
200,000	Brazilian Government International Bond, 5.00%, 1/27/45	179,827

Costa Rica — 2.87%
200,000	Costa Rica Government International Bond, 4.38%, 4/30/25	189,416
200,000	Costa Rica Government International Bond, 5.63%, 4/30/43	180,867
200,000	Costa Rica Government International Bond, 7.00%, 4/4/44	207,150

		577,433

Croatia — 1.05%
200,000	Croatia Government International Bond, 6.75%, 11/5/19	211,807

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Bluebay Emerging Market Debt Fund (cont.)

March 31, 2018 (Unaudited)

Principal Amount		Value
Dominican Republic — 2.47%
$ 145,000	Dominican Republic International Bond, 5.95%, 1/25/27	$152,594
195,000	Dominican Republic International Bond, 6.50%, 2/15/48	202,488
130,000	Dominican Republic International Bond, 6.85%, 1/27/45	140,465

		495,547

Ecuador — 6.04%
1,055,000	Ecuador Government International Bond, 7.88%, 1/23/28	1,012,800
200,000	Ecuador Government International Bond, 7.95%, 6/20/24	200,750

		1,213,550

Egypt — 2.18%
225,000	Egypt Government International Bond, 5.58%, 2/21/23	228,232
200,000	Egypt Government International Bond, 7.90%, 2/21/48	210,319

		438,551

El Salvador — 3.27%
181,000	El Salvador Government International Bond, 5.88%, 1/30/25	177,380
219,000	El Salvador Government International Bond, 6.38%, 1/18/27	217,540
110,000	El Salvador Government International Bond, 7.65%, 6/15/35	115,706
127,000	El Salvador Government International Bond, 8.63%, 2/28/29	146,209

		656,835

Gabon — 0.99%
200,000	Gabon Government International Bond, 6.38%, 12/12/24	197,810

Ghana — 1.13%
200,000	Ghana Government International Bond, 9.25%, 9/15/22	227,411

Honduras — 2.34%
425,000	Honduras Government International Bond, 7.50%, 3/15/24	469,413

Indonesia — 1.00%
200,000	Perusahaan Penerbit SBSN Indonesia III, 4.40%, 3/1/28	201,500

Iraq — 2.44%
510,000	Iraq International Bond, 5.80%, 1/15/28	489,302

Ivory Coast — 1.18%
250,000	Ivory Coast Government International Bond, 6.13%, 6/15/33	237,736

Jamaica — 1.10%
200,000	Jamaica Government International Bond, 6.75%, 4/28/28	221,733

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Bluebay Emerging Market Debt Fund (cont.)

March 31, 2018 (Unaudited)

Principal Amount		Value
Jordan — 0.97%
$ 200,000	Jordan Government International Bond, 5.75%, 1/31/27	$194,390

Kenya — 2.34%
245,000	Kenya Government International Bond, 7.25%, 2/28/28	255,691
200,000	Kenya Government International Bond, 8.25%, 2/28/48	213,770

		469,461

Mongolia — 1.54%
275,000	Mongolia Government International Bond, MTN, 8.75%, 3/9/24	309,158

Nigeria — 6.66%
200,000	Nigeria Government International Bond, 6.75%, 1/28/21	210,502
200,000	Nigeria Government International Bond, 7.14%, 2/23/30	207,478
200,000	Nigeria Government International Bond, MTN, 7.63%, 11/28/47	206,782
200,000	Nigeria Government International Bond, 7.70%, 2/23/38	210,069
56,103,000(b)	Nigeria OMO Bill, 15.03%, 7/12/18(c)	149,848
69,133,000(b)	Nigeria OMO Bill, 18.87%, 4/5/18(c)	192,036
58,396,000(b)	Nigeria OMO Bill, 19.12%, 4/12/18(c)	161,728

		1,338,443

Oman — 1.69%
350,000	Oman Government International Bond, 5.63%, 1/17/28	340,149

South Africa — 3.79%
5,000,000(b)	Republic of South Africa Government Bond, 8.75%, 2/28/48	416,683
240,000	Republic of South Africa Government International Bond, 4.85%, 9/27/27	236,887
100,000	Republic of South Africa Government International Bond, 6.25%, 3/8/41	107,149

		760,719

Sri Lanka — 1.01%
200,000	Sri Lanka Government International Bond, 6.00%, 1/14/19	203,516

Tunisia — 0.99%
210,000	Banque Centrale de Tunisie International Bond, 5.75%, 1/30/25	199,780

Turkey — 2.09%
240,000	Turkey Government International Bond, 4.88%, 10/9/26	226,162
240,000	Turkey Government International Bond, 4.88%, 4/16/43	193,530

		419,692

Ukraine — 1.13%
100,000	Ukraine Government International Bond, 7.75%, 9/1/23	103,591
120,000	Ukraine Government International Bond, 7.75%, 9/1/24	123,007

		226,598

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Bluebay Emerging Market Debt Fund (cont.)

March 31, 2018 (Unaudited)

Principal Amount		Value

Venezuela — 0.42%
$ 75,000	Venezuela Government International Bond, 7.75%, 10/13/19(d)	$22,350
40,000	Venezuela Government International Bond, 8.25%, 10/13/24(d)	11,800
150,000	Venezuela Government International Bond, 11.75%, 10/21/26(d)	49,950

		84,100

Total Foreign Governnment Bonds		13,898,018

(Cost $14,038,171)
Corporate Bonds — 24.16%
Argentina — 0.97%
200,000	Agua y Saneamientos Argentinos SA, 6.63%, 2/1/23	194,587

Azerbaijan — 1.10%
200,000	Southern Gas Corridor CJSC, 6.88%, 3/24/26	220,040

Bahrain — 1.00%
200,000	CBB International Sukuk Co. SPC, 6.88%, 10/5/25	201,500

Brazil — 3.26%
200,000	Cemig Geracao e Transmissao SA, 9.25%, 12/5/24	214,245
42,000	Petrobras Global Finance BV, 5.63%, 5/20/43	36,618
395,000	Petrobras Global Finance BV, 5.75%, 2/1/29	381,294
21,000	Petrobras Global Finance BV, 7.38%, 1/17/27	22,754

		654,911

Colombia — 2.09%
426,000	Ecopetrol SA, 5.88%, 5/28/45	420,812

Ecuador — 0.94%
200,000	Petroamazonas EP, 4.63%, 11/6/20	189,500

Indonesia — 0.99%
200,000	Minejesa Capital BV, 5.63%, 8/10/37	198,500

Israel — 0.98%
200,000	Israel Electric Corp. Ltd., 4.25%, 8/14/28(e)	195,897

Kazakhstan — 1.97%
200,000	KazMunayGas National Co. JSC, 4.75%, 4/19/27	200,000
200,000	KazMunayGas National Co. JSC, 5.75%, 4/19/47	196,479

		396,479

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Bluebay Emerging Market Debt Fund (cont.)

March 31, 2018 (Unaudited)

Principal Amount		Value

Mexico — 2.31%
$ 220,000	Petroleos Mexicanos, 5.35%, 2/12/28	$ 216,620
255,000	Petroleos Mexicanos, 6.35%, 2/12/48	246,394

		463,014

Mongolia — 1.07%
200,000	Trade & Development Bank of Mongolia LLC, MTN, 9.38%, 5/19/20	214,562

Pakistan — 1.61%
335,000	Third Pakistan International Sukuk Co. Ltd. (The), 5.63%, 12/5/22	323,343

Peru — 2.33%
200,000	Petroleos del Peru SA, 4.75%, 6/19/32	194,920
275,000	Petroleos del Peru SA, 5.63%, 6/19/47	273,565

		468,485

Ukraine — 1.04%
200,000	State Savings Bank of Ukraine Via SSB #1 Plc, STEP, 9.38%, 3/10/23	209,663

United Kingdom — 2.24%
4,185,000(f)	ICBC Standard Bank Plc, EMTN, 18.30%, 6/14/18(c),(e)	229,197
4,100,000(f)	ICBC Standard Bank Plc, EMTN, 20.57%, 7/26/18(c),(e)	220,286

		449,483

Venezuela — 0.26%
128,584	Petroleos de Venezuela SA, 6.00%, 11/15/26(d)	34,718
55,000	Petroleos de Venezuela SA, 9.00%, 11/17/21(d)	17,737

		52,455

Total Corporate Bonds		4,853,231

(Cost $4,943,880)

Shares
Investment Company — 6.07%
1,219,624	JPMorgan 100% US Treasury Securities Money Market Fund, Capital Shares	1,219,624

Total Investment Company		1,219,624

(Cost $1,219,624)

Total Investments		$19,970,873
(Cost $20,201,675)(g) — 99.42%

Other assets in excess of liabilities — 0.58%		117,271

NET ASSETS — 100.00%		$20,088,144

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Bluebay Emerging Market Debt Fund (cont.)

March 31, 2018 (Unaudited)

(a)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(b)	Investment in non-U.S. Dollars. Principal amount reflects local currency.

(c)	Zero Coupon Bond. The rate represents the yield at time of purchase.

(d)	Issuer filed for bankruptcy and/or is in default of interest payments.

(e)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(f)	Principal amount denoted in Egyptian Pound.

(g)	See Notes to Financial Statements for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Foreign currency exchange contracts as of March 31, 2018:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Value/Unrealized Appreciation (Depreciation)
CNH	1,177,808	USD	182,047	Citibank N.A.	4/4/18	$ 5,704
CNH	1,241,897	USD	191,953	Citibank N.A.	4/4/18	6,014
CNH	23,792	USD	3,680	Citibank N.A.	4/4/18	113
IDR	6,520,000,000	USD	469,663	Citibank N.A.	6/27/18	1,998
MXN	410,760	USD	21,891	Citibank N.A.	6/27/18	386
MXN	7,678,952	USD	415,000	Citibank N.A.	6/27/18	1,469
PLN	1,678,080	EUR	394,652	Citibank N.A.	6/27/18	2,163
USD	31,004	EUR	25,000	Citibank N.A.	6/27/18	30
USD	32,909	ZAR	387,585	Citibank N.A.	6/27/18	569
CNH	679,118	USD	100,551	Citibank N.A.	9/19/18	6,887
CNH	386,099	USD	57,186	Citibank N.A.	9/19/18	3,895
CNH	772,130	USD	114,373	Citibank N.A.	9/19/18	7,779
CNH	740,775	USD	109,702	Citibank N.A.	9/19/18	7,490
SAR	2,079,895	USD	551,696	Citibank N.A.	11/7/18	2,826

						$ 47,323

USD	372,000	CNH	2,443,497	Citibank N.A.	4/4/18	$(17,511)
BRL	95,300	USD	29,104	Citibank N.A.	6/4/18	(398)
BRL	95,314	USD	29,104	Citibank N.A.	6/4/18	(394)
BRL	1,319,374	USD	403,446	Citibank N.A.	6/4/18	(6,032)
BRL	96,849	USD	29,545	Citibank N.A.	6/4/18	(373)
USD	424,204	MXN	8,022,209	Citibank N.A.	6/27/18	(10,881)
USD	3,653	MXN	67,504	Citibank N.A.	6/27/18	(8)
USD	6,981	CNY	47,312	Citibank N.A.	9/19/18	(491)
USD	85,253	CNY	577,802	Citibank N.A.	9/19/18	(5,999)
USD	101,766	CNY	689,872	Citibank N.A.	9/19/18	(7,185)
USD	186,000	CNY	1,263,135	Citibank N.A.	9/19/18	(13,486)
USD	233,979	SAR	884,862	Citibank N.A.	11/7/18	(1,934)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Bluebay Emerging Market Debt Fund (cont.)

March 31, 2018 (Unaudited)

						Value/Unrealized
					Settlement	Appreciation
Currency Purchased		Currency Sold		Counterparty	Date	(Depreciation)
USD	316,021	SAR	1,195,033	Citibank N.A.	11/7/18	$ (2,587)
USD	361,000	OMR	141,048	Citibank N.A.	11/14/18	(3,411)
						$(70,690)

Total						$(23,367)

Financial futures contracts as of March 31, 2018:

Long Position	Number of Contracts	Expiration Date	Value/Unrealized Appreciation	Notional Value		Clearinghouse
Ten Year Ultra U.S. Treasury Bonds	6	June 2018	$7,158	USD	$774,035	Citigroup Global Markets, Inc.
Total			$7,158

Short Position	Number of Contracts	Expiration Date	Value/Unrealized Depreciation	Notional Value		Clearinghouse
90-Day Euro Dollar	21	March 2020	$(5,255)	USD	$5,098,008	Citigroup Global Markets, Inc.
Total			$(5,255)

Interest rate swaps as of March 31, 2018:

Fixed Rate	Floating Rate	Payment Frequency	Counterparty	Expiration Date	Notional Amount (000)		Value/Unrealized Appreciation (Depreciation)
9.10%	BRL-CDI	Expiration	Citigroup Global Markets Inc.	1/4/21	BRL	4,204(a)	$ 56,589
9.20%	BRL-CDI	Expiration	Citigroup Global Markets Inc.	1/4/21	BRL	527(a)	6,895
11.78%	BRL-CDI	Expiration	Citigroup Global Markets Inc.	1/4/21	BRL	381(a)	17,578
							$ 81,062

7.99%	BRL-CDI	Expiration	Citigroup Global Markets Inc.	1/2/19	BRL	10,500(a)	(51,682)
Total							$ 29,380

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Bluebay Emerging Market Debt Fund (cont.)

March 31, 2018 (Unaudited)

(a) The Fund pays the fixed rate on these swaps.

Credit default swaps buy protection as of March 31, 2018:

Fixed Rate	Issuer	Payment Frequency	Counterparty	Expiration Date	Notional Amount (000)	Premium Paid/ (Received)	Value/ Unrealized Depreciation	Value
1.00%	Eskom	Quarterly	JPMorgan Chase Bank, N.A.	12/20/22	USD 21	$2,584	$(97)	$2,487

Total						$2,584	$(97)	$2,487

Credit default swaps sell protection as of March 31, 2018:

Fixed Rate	Issuer	Payment Frequency	Counterparty	Expiration Date	ICS*	Notional Amount (000)(a)	Premium Paid/ (Received)	Value/ Unreal. App.	Value
5.00%	ITraxx Crossover, Series 29	Quarterly	Citigroup Global Markets Inc.	6/20/23	0.028	EUR850	$104,162	$3,807	$107,969

Total							$104,162	$3,807	$107,969

(a)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

*	Implied Credit Spread (“ICS”), represented in absolute terms, utilized in determining the value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default or other credit event for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/ selling protection and may include upfront payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Bluebay Emerging Market Debt Fund (cont.)

March 31, 2018 (Unaudited)

Abbreviations used are defined below:

BRL - Brazilian Real

BRL-CDI - Brazil Cetip InterBank Deposit Rate

CNH - Chinese Yuan Renminbi

CNY - China Yuan

EUR - Euro

IDR - Indonesian Rupiah

MTN - Medium Term Note

MXN - Mexican Peso

OMR - Omani Rial

PLN - Polish Zloty

SAR - Saudi Arabian Riyal

STEP - Step Coupon Bond

USD - United States Dollar

ZAR - South African Rand

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Foreign Governnment Bonds	69.19%
Energy	13.19%
Financial	4.35%
Utilities	4.01%
Government	2.61%
Other*	6.65%
100.00%

* Includes cash, Investment Company, interest and dividend receivable, pending trades and Fund share transactions, interest rate swaps, credit default swaps, financial futures contracts, foreign currency exchange contracts and accrued expenses payable.

See Notes to the Financial Statements.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Bluebay High Yield Bond Fund

March 31, 2018 (Unaudited)

Principal
Amount		Value

Corporate Bonds — 90.91%
Australia — 0.64%
$ 300,000	Quintis Ltd., 8.75%, 8/1/23(a),(b),(c),(d)	$255,000

Belgium — 0.48%
200,000	Telenet Finance Luxembourg Notes Sarl, 5.50%, 3/1/28(a)	190,163

Brazil — 1.28%
200,000	Banco do Brasil SA/Cayman, (10 Year. US Treasury Yield Curve Rate T Note Constant Maturity + 6.362%), 9.00%, 12/18/66(e)	214,072
280,000	Eldorado International Finance GmbH, 8.63%, 6/16/21(a)	298,200

		512,272

Canada — 1.74%
170,000	Norbord, Inc., 6.25%, 4/15/23(a)	179,627
90,000	Quebecor Media, Inc., 5.75%, 1/15/23	92,297
170,000	Teck Resources Ltd., 6.25%, 7/15/41	180,200
162,000	Telesat Canada / Telesat LLC, 8.88%, 11/15/24(a)	177,795
65,000	Tervita Escrow Corp., 7.63%, 12/1/21(a)	65,947

		695,866

France — 0.98%
400,000	SFR Group SA, 6.00%, 5/15/22(a)	390,048

Germany — 1.91%
340,000	Fresenius Medical Care US Finance II, Inc., 5.88%, 1/31/22(a)	363,800
183,000(f)	KME AG, 6.75%, 2/1/23(a)	227,999
140,000(f)	ProGroup AG, 3.00%, 3/31/26(a)	170,988

		762,787

Ghana — 0.56%
225,000	Tullow Oil Plc, 7.00%, 3/1/25(a)	225,000

Italy — 0.67%
200,000(f)	Intesa Sanpaolo SpA, (5 Year EUR Swap + 5.856%), 6.25%, 11/16/66(e)	267,614

Luxembourg — 2.83%
320,000	Altice Financing SA, 6.63%, 2/15/23(a)	316,651
320,000(f)	Altice Finco SA, 4.75%, 1/15/28	344,617
200,000	Altice Luxembourg SA, 7.75%, 5/15/22(a)	185,500
230,000(f)	LSF10 Wolverine Investments SCA, 5.00%, 3/15/24(a)	285,438

		1,132,206

Netherlands — 1.80%
180,000(f)	Maxeda DIY Holding BV, 6.13%, 7/15/22	211,962
75,000(f)	Stichting AK Rabobank Certificaten, 6.50%, 3/29/67	112,655

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Bluebay High Yield Bond Fund (cont.)

March 31, 2018 (Unaudited)

Principal
Amount		Value

160,000(f)	Ziggo Secured Finance BV, 4.25%, 1/15/27	$198,471
$ 208,000	Ziggo Secured Finance BV, 5.50%, 1/15/27(a)	195,460

		718,548

Spain — 2.64%
200,000(f)	Banco Bilbao Vizcaya Argentaria SA, (5 Year EUR Swap + 5.779%), 5.88%, 8/24/66(e)	264,982
200,000(f)	Banco Santander SA, (5 Year EUR Swap + 5.410%), 6.25%, 6/12/66(e)	255,624
200,000(f)	Bankia SA, (5 Year EUR Swap + 5.819%), 6.00%, 10/18/66(e)	258,472
200,000(f)	CaixaBank SA, (5 Year EUR Swap + 6.498%), 6.75%, 9/13/66(e)	277,676

		1,056,754

Sweden — 0.97%
320,000(g)	Verisure Midholding AB, 5.75%, 12/1/23(a)	388,360

United Arab Emirates — 0.50%
210,000	DAE Funding LLC, 5.00%, 8/1/24(a)	198,712

United Kingdom — 4.74%
230,000(g)	Algeco Global Finance Plc, 6.50%, 2/15/23(a)	282,752
200,000	Aston Martin Capital Holdings Ltd., 6.50%, 4/15/22(a)	208,000
200,000(f)	Barclays Plc, (5 Year GBP Swap + 4.910%), 5.88%, 12/15/66(e)	278,365
200,000(g)	HSBC Holdings Plc, (5 Year EUR Swap + 3.844%), 4.75%, 1/4/67(e)	255,352
200,000	HSBC Holdings Plc, (USD ICE Swap Rate 11:00 am NY 5 + 3.746%), 6.00%, 11/22/66(e)	196,500
310,000	HSBC Holdings Plc, (USD ICE Swap Rate 11:00 am NY 5 + 3.606%), 6.50%, 9/23/66(e)	316,572
260,000(f)	Virgin Media Receivables Financing Notes I DAC, 5.50%, 9/15/24	357,648

		1,895,189

United States — 68.22%
188,000	Acadia Healthcare Co., Inc., 5.63%, 2/15/23	190,350
377,000	ADT Corp. (The), 3.50%, 7/15/22	350,139
129,000	Alta Mesa Holdings LP / Alta Mesa Finance Services Corp., 7.88%, 12/15/24	134,321
160,000(h)	AMC Entertainment Holdings, Inc., 6.38%, 11/15/24	229,252
130,000	Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.38%, 9/15/24	130,975
250,000	Assurant, Inc., (LIBOR USD 3-Month + 4.135%), 7.00%, 3/27/48(e)	255,558
360,000	Ball Corp., 4.38%, 12/15/20	365,850
240,000	Berry Global, Inc., 5.50%, 5/15/22	246,300
202,000	Blackboard, Inc., 9.75%, 10/15/21(a)	171,700
353,000	BlueLine Rental Finance Corp. / BlueLine Rental LLC, 9.25%, 3/15/24(a)	378,480
350,000	California Resources Corp., 8.00%, 12/15/22(a)	274,750

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Bluebay High Yield Bond Fund (cont.)

March 31, 2018 (Unaudited)

Principal
Amount		Value

$ 550,000	CCO Holdings LLC / CCO Holdings Capital Corp., 5.13%, 5/1/27(a)	$522,170
180,000	CDW LLC / CDW Finance Corp., 5.00%, 9/1/23	182,493
271,000	CenturyLink, Inc., 6.45%, 6/15/21	276,420
390,000	Cequel Communications Holdings I LLC / Cequel Capital Corp., 5.13%, 12/15/21(a)	388,537
186,000	Cequel Communications Holdings I LLC / Cequel Capital Corp., 6.38%, 9/15/20(a)	189,261
331,000	Cequel Communications Holdings I LLC / Cequel Capital Corp., 7.50%, 4/1/28(a)	338,447
248,000	Cheniere Corpus Christi Holdings LLC, 7.00%, 6/30/24	274,350
199,000	Churchill Downs, Inc., 4.75%, 1/15/28(a)	187,557
270,000	Cinemark USA, Inc., 4.88%, 6/1/23	266,571
385,000	Cleveland-Cliffs, Inc., 4.88%, 1/15/24(a)	373,450
70,000	Cleveland-Cliffs, Inc., 5.75%, 3/1/25(a)	66,850
232,000(g)	Coty, Inc., 4.00%, 4/15/23(a)	286,295
318,000	CRC Escrow Issuer LLC / CRC Finco, Inc., 5.25%, 10/15/25(a)	304,860
190,000	CSC Holdings LLC, 5.25%, 6/1/24	180,738
400,000	CSC Holdings LLC, 10.13%, 1/15/23(a)	444,000
200,000	DCP Midstream LP, (LIBOR USD 3-Month + 5.148%), 7.38%, 6/15/66(e)	199,250
140,000	DCP Midstream Operating LP, (LIBOR USD 3-Month + 3.850%), 5.85%, 5/21/43(a),(e)	132,300
370,000	Dell, Inc., 5.65%, 4/15/18	370,518
9,000	Diamondback Energy, Inc., 5.38%, 5/31/25(a)	9,117
158,000	Diamondback Energy, Inc., 5.38%, 5/31/25	160,449
290,000	DISH DBS Corp., 4.25%, 4/1/18	290,000
180,000	DISH DBS Corp., 5.13%, 5/1/20	179,793
46,000	Energy Ventures Gom LLC / EnVen Finance Corp., 11.00%, 2/15/23(a)	46,460
90,000	Ensco Plc, 7.75%, 2/1/26	82,409
110,000	EP Energy LLC / Everest Acquisition Finance, Inc., 8.00%, 2/15/25(a)	73,425
540,000	Equinix, Inc., 5.38%, 1/1/22	556,200
360,000	ESH Hospitality, Inc., 5.25%, 5/1/25(a)	350,208
469,000	Extraction Oil & Gas, Inc., 5.63%, 2/1/26(a)	443,205
190,000	First Data Corp., 5.38%, 8/15/23(a)	193,325
110,000	Frontier Communications Corp., 6.25%, 9/15/21	96,113
136,000	Frontier Communications Corp., 8.50%, 4/1/26(a)	131,580
167,000	FTS International, Inc., 6.25%, 5/1/22	167,418
184,000	Gulfport Energy Corp., 6.38%, 5/15/25	176,180
88,000	HCA, Inc., 5.88%, 5/1/23	91,080
150,000	Hilton Domestic Operating Co., Inc., 4.25%, 9/1/24	145,500
240,000	Howard Hughes Corp. (The), 5.38%, 3/15/25(a)	237,000
270,000	Iron Mountain, Inc., 4.38%, 6/1/21(a)	271,350
109,000	Iron Mountain, Inc., 4.88%, 9/15/27(a)	101,098
150,000	Iron Mountain, Inc., 5.25%, 3/15/28(a)	141,188
500,000	JPMorgan Chase & Co., (LIBOR USD 3-Month + 3.470%), 7.90%, 10/30/66(e)	502,550

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Bluebay High Yield Bond Fund (cont.)

March 31, 2018 (Unaudited)

Principal
Amount		Value

$ 280,000	KAR Auction Services, Inc., 5.13%, 6/1/25(a)	$278,600
333,000	Kenan Advantage Group, Inc. (The), 7.88%, 7/31/23(a)	341,325
308,000	Laureate Education, Inc., 8.25%, 5/1/25(a)	330,330
542,000	Level 3 Parent LLC, 5.75%, 12/1/22	540,645
—	Live Nation Entertainment, Inc., 4.88%, 11/1/24(a)	—
241,683	Live Nation Entertainment, Inc., 5.38%, 6/15/22(a)	247,121
505,000	LTF Merger Sub, Inc., 8.50%, 6/15/23(a)	528,356
130,000	Meredith Corp., 6.88%, 2/1/26(a)	133,413
137,000	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., 5.63%, 5/1/24	141,110
193,000	MGM Resorts International, 5.25%, 3/31/20	197,846
170,000	MGM Resorts International, 6.63%, 12/15/21	182,485
634,000	Momentive Performance Materials, Inc Escrow Bond., 8.88%, 10/15/20(b),(c),(d)	—
590,000	Momentive Performance Materials, Inc., 3.88%, 10/24/21	616,727
190,000	Momentive Performance Materials, Inc., 4.69%, 4/24/22	200,450
218,000	NCL Corp. Ltd., 4.75%, 12/15/21(a)	220,117
120,000(g)	Netflix, Inc., 3.63%, 5/15/27	145,242
375,000	Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(a)	374,707
194,000	OI European Group BV, 4.00%, 3/15/23(a)	184,723
110,000	Parsley Energy LLC / Parsley Finance Corp., 5.25%, 8/15/25(a)	109,038
79,000	Parsley Energy LLC / Parsley Finance Corp., 5.63%, 10/15/27(a)	79,000
273,000	Plastipak Holdings, Inc., 6.25%, 10/15/25(a)	272,317
155,000	Post Holdings, Inc., 5.50%, 3/1/25(a)	152,675
320,000	Quicken Loans, Inc., 5.25%, 1/15/28(a)	299,200
230,000(g)	Quintiles IMS, Inc., 3.25%, 3/15/25	283,243
187,000	Realogy Group LLC / Realogy Co-Issuer Corp., 4.88%, 6/1/23(a)	179,053
175,000	RegionalCare Hospital Partners Holdings, Inc., 8.25%, 5/1/23(a)	182,000
402,000	Resolute Forest Products, Inc., 5.88%, 5/15/23	409,537
455,481	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.75%, 10/15/20	461,174
390,000	Rite Aid Corp., 6.13%, 4/1/23(a)	392,925
170,000	Sabre GLBL, Inc., 5.25%, 11/15/23(a)	171,751
370,000	SBA Communications Corp., 4.88%, 7/15/22	372,775
150,000(g)	Scientific Games International, Inc., 5.50%, 2/15/26(a)	174,077
242,000	Scientific Games International, Inc., 10.00%, 12/1/22	260,604
100,000(g)	Sealed Air Corp., MTN, 4.50%, 9/15/23	138,055
370,000	Sirius XM Radio, Inc., 3.88%, 8/1/22(a)	354,460
383,000	Sirius XM Radio, Inc., 5.00%, 8/1/27(a)	360,020
500,000	Solera LLC / Solera Finance, Inc., 10.50%, 3/1/24(a)	556,250
90,000	Southwestern Energy Co., 7.50%, 4/1/26	90,900
90,000	Southwestern Energy Co., 7.75%, 10/1/27	91,575
390,000	Springleaf Finance Corp., 6.88%, 3/15/25	391,462
170,000	Sprint Capital Corp., 8.75%, 3/15/32	177,650
80,000	Sprint Corp., 7.25%, 9/15/21	82,700
280,000	Station Casinos LLC, 5.00%, 10/1/25(a)	266,000
194,000	Sunoco LP / Sunoco Finance Corp., 4.88%, 1/15/23(a)	186,967
107,000	Sunoco LP / Sunoco Finance Corp., 5.50%, 2/15/26(a)	103,255

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Bluebay High Yield Bond Fund (cont.)

March 31, 2018 (Unaudited)

Principal
Amount		Value

$ 26,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.13%, 11/15/19	$26,065
94,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.13%, 2/1/25	93,530
390,000	Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc., 5.25%, 4/15/21(a)	393,381
230,000	Tenet Healthcare Corp., 5.13%, 5/1/25(a)	221,087
110,000	Tenet Healthcare Corp., 7.00%, 8/1/25(a)	108,213
65,000	Tenet Healthcare Corp., 8.13%, 4/1/22	67,763
67,000	T-Mobile USA, Inc., 4.75%, 2/1/28	64,404
460,000	T-Mobile USA, Inc., 6.63%, 4/1/23	475,240
149,000	United Rentals North America, Inc., 4.63%, 10/15/25	144,903
150,000	Valeant Pharmaceuticals International, 6.75%, 8/15/21(a)	150,375
90,000	Valeant Pharmaceuticals International, Inc., 5.50%, 11/1/25(a)	87,395
237,390	Valeant Pharmaceuticals International, Inc., 5.88%, 5/15/23(a)	210,387
180,000	Valeant Pharmaceuticals International, Inc., 7.00%, 3/15/24(a)	187,650
231,000	Valeant Pharmaceuticals International, Inc., 9.00%, 12/15/25(a)	228,790
100,000(h)	Vantiv LLC / Vanity Issuer Corp., 3.88%, 11/15/25(a)	138,117
200,000	Vantiv LLC / Vanity Issuer Corp., 4.38%, 11/15/25(a)	193,250
381,000	ViaSat, Inc., 5.63%, 9/15/25(a)	366,827
90,000	West Corp., 8.50%, 10/15/25(a)	87,075
30,000	WMG Acquisition Corp., 5.00%, 8/1/23(a)	30,038
199,000	Zayo Group LLC / Zayo Capital, Inc., 5.75%, 1/15/27(a)	194,522
370,000	Zayo Group LLC / Zayo Capital, Inc., 6.00%, 4/1/23	380,175

		27,268,437

Zambia — 0.95%
200,000	First Quantum Minerals Ltd., 6.88%, 3/1/26(a)	189,589
190,000	First Quantum Minerals Ltd., 7.00%, 2/15/21(a)	190,369

		379,958

Total Corporate Bonds		36,336,914

(Cost $36,562,104)

Bank Loans — 1.05%
United States — 1.05%
203,000	California Resources Corp., 1st Lien Term Loan, (LIBOR 1-Month + 5.75%), 6.57%, 12/31/22(e)	205,728
140,000	Gavilan Resources LLC, 2nd Lien Term Loan, (LIBOR 1-Month + 7.000%), 7.79%, 3/1/24(e)	140,088
57,932	Vertellus Holdings LLC, 1st Lien Term Loan, (LIBOR 1-Month + 9.000%), 10.88%, 4/30/18(c),(d),(e)	57,179
15,981	Vertellus Holdings LLC , 2nd Lien Term Loan, (LIBOR 1-Month + 12.000%), 13.88%, 10/29/21(c),(d),(e)	15,982
16,231	Vertellus Specialties, Inc., Term Loan, (LIBOR 1-Month ), 0.00%, 12/31/49(c),(d),(e)	0

		418,977

Total Bank Loans		418,977

(Cost $421,864)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Bluebay High Yield Bond Fund (cont.)

March 31, 2018 (Unaudited)

Shares		Value

Common Stocks — 0.68%
Italy — 0.06%
7,620	Italiaonline SpA	$26,816

United States — 0.62%
12,576	Cleveland-Cliffs, Inc.*	87,403
2,271	T-Mobile US, Inc.*	138,622
12,785	Valencia Bidco LLC*,(c),(d)	20,833

		246,858

Total Common Stocks		273,674

(Cost $279,372)
Rights/Warrants — 0.00%
Australia — 0.00%
48,100	Quintis Ltd., Warrants, Expire 7/15/18*,(c)	0

Mexico — 0.00%
3,026	Urbi Desarrollos Urbanos SAB de CV Warrants, Expire 12/31/49*,(c),(d)	521

Total Rights/Warrants		521

(Cost $0)

Investment Company — 3.01%
1,203,352	JPMorgan 100% US Treasury Securities Money Market Fund, Capital Shares	1,203,352

Total Investment Company		1,203,352

(Cost $1,203,352)

Total Investments		$38,233,438
(Cost $38,466,692)(i) — 95.65%

Other assets in excess of liabilities — 4.35%		1,737,636

NET ASSETS — 100.00%		$39,971,074

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Bluebay High Yield Bond Fund (cont.)

March 31, 2018 (Unaudited)

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Issuer filed for bankruptcy and/or is in default of interest payments.
(c)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on March 31, 2018.
(f)	Investment in non-U.S. Dollars. Principal amount reflects local currency.
(g)	Principal amount denoted in Euros.
(h)	Principal amount denoted in British Pounds.
(i)	See Notes to Financial Statements for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).
*	Non-income producing security.

Foreign currency exchange contracts as of March 31, 2018:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Value/Unrealized Appreciation
USD	124,905	EUR	100,000	Citibank N.A.	6/27/18	$ 1,008
USD	4,367,427	EUR	3,517,000	Citibank N.A.	6/27/18	9,958
USD	249,318	EUR	200,000	Citibank N.A.	6/27/18	1,523
USD	1,437,800	GBP	1,020,000	Citibank N.A.	6/27/18	1,140
Total						$ 13,629

Financial futures contracts as of March 31, 2018:

Short Position	Number of Contracts	Expiration Date	Value/Unrealized Depreciation	Notional Value	Clearinghouse
Five Year U.S. Treasury Notes	18	June 2018	$(5,829)	USD $2,052,503	Citigroup Global Markets, Inc.
Ten Year U.S. Treasury Notes	1	June 2018	(1,299)	USD 119,842	Citigroup Global Markets, Inc.
Total			$(7,128)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Bluebay High Yield Bond Fund (cont.)

March 31, 2018 (Unaudited)

Credit default swaps sell protection as of March 31, 2018:

Fixed Rate	Issuer	Payment Frequency	Counterparty	Expiration Date	ICS*	Notional Amount (000)(a)	Premium Paid/ (Received)	Value/ Unreal. App. (Dep.)	Value
5.00%	High Yield CDX Index, Series 29	Quarterly	Citigroup Global Markets Inc.	12/20/22	0.034	USD 1,320	$80,906	$7,243	$88,149
5.00%	High Yield CDX Index, Series 29	Quarterly	Citigroup Global Markets Inc.	12/20/22	0.034	USD 1,880	120,249	5,296	125,545
5.00%	High Yield CDX Index, Series 29	Quarterly	Citigroup Global Markets Inc.	12/20/22	0.034	USD 800	53,999	(576)	53,423

Total							$255,154	$11,963	$267,117

(a)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

*	Implied Credit Spread (“ICS”), represented in absolute terms, utilized in determining the value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default or other credit event for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/ selling protection and may include upfront payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

Abbreviations used are defined below:

EUR - Euro

GBP - United Kingdom Pound Sterling

LIBOR - London Interbank Offered Rate

MTN - Medium Term Note

USD - United States Dollar

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Bluebay High Yield Bond Fund (cont.)

March 31, 2018 (Unaudited)

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Communications	22.32%
Financial	17.79%
Consumer, Cyclical	11.63%
Consumer, Non-cyclical	11.63%
Energy	9.16%
Basic Materials	7.97%
Industrial	7.09%
Technology	4.62%
Diversified	0.43%
Other*	7.36%
100.00%

* Includes cash, Investment Company, interest and dividend receivable, pending trades and Fund share transactions, warrants, credit default swaps, financial futures contracts, foreign currency exchange contracts and accrued expenses payable.

See Notes to the Financial Statements.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Bluebay Diversified Credit Fund

March 31, 2018 (Unaudited)

Principal Amount		Value

Foreign Governnment Bonds — 48.73%
Argentina — 3.90%
7,688,787(a)	Argentina POM Politica Monetaria, (Argentina Central Bank 7D Repo Reference Rate), 27.93%, 6/21/20(b)	$409,015
7,902,776(a)	Argentine Bonos del Tesoro, 18.20%, 10/3/21	393,314
$ 345,000	Argentine Republic Government International Bond, 4.63%, 1/11/23	332,288
830,000	Argentine Republic Government International Bond, 5.88%, 1/11/28	781,652
360,000(c)	Argentine Republic Government International Bond, 6.06%, 12/15/35(d),(e)	37,430
515,000	Argentine Republic Government International Bond, 6.88%, 1/11/48	468,444
349,922	Argentine Republic Government International Bond, 13.24%, 12/15/35(e)	28,694
330,000	Province of Jujuy Argentina, 8.63%, 9/20/22	341,164
150,000	Provincia de Cordoba, 7.13%, 6/10/21	157,327

		2,949,328

Armenia — 0.42%
290,000	Republic of Armenia International Bond, 7.15%, 3/26/25	320,088

Azerbaijan — 0.57%
260,000	Republic of Azerbaijan International Bond, 3.50%, 9/1/32	217,896
215,000	Republic of Azerbaijan International Bond, 4.75%, 3/18/24	216,014

		433,910

Bahamas — 0.89%
645,000	Bahamas Government International Bond, 6.00%, 11/21/28	670,048

Belarus — 1.14%
503,000	Republic of Belarus International Bond, 6.88%, 2/28/23	532,091
303,000	Republic of Belarus International Bond, 7.63%, 6/29/27	333,034

		865,125

Bolivia — 1.12%
900,000	Bolivian Government International Bond, 4.50%, 3/20/28	848,250

Brazil — 2.47%
4,628,000(a)	Brazil Notas do Tesouro Nacional Series F, 10.00%, 1/1/23	1,498,825
200,000	Brazilian Government International Bond, 5.00%, 1/27/45	179,827
200,000	Brazilian Government International Bond, 5.63%, 2/21/47	194,399

		1,873,051

Chile — 1.12%
430,000,000(a)	Bonos de la Tesoreria de la Republica en pesos, 4.50%, 3/1/26	713,422
80,000,000(a)	Bonos de la Tesoreria de la Republica en pesos, 5.00%, 3/1/35	131,719

		845,141

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Bluebay Diversified Credit Fund (cont.)

March 31, 2018 (Unaudited)

Principal Amount		Value

Colombia — 1.77%
506,000,000(a)	Colombian TES, 7.00%, 6/30/32	$182,545
2,689,600,000(a)	Colombian TES, 10.00%, 7/24/24	1,154,901

		1,337,446

Costa Rica — 0.88%
$ 230,000	Costa Rica Government International Bond, 4.38%, 4/30/25	217,829
425,000	Costa Rica Government International Bond, 7.16%, 3/12/45	446,321

		664,150

Dominican Republic — 0.94%
215,000	Dominican Republic International Bond, 5.95%, 1/25/27	226,261
309,000	Dominican Republic International Bond, 6.50%, 2/15/48	320,866
155,000	Dominican Republic International Bond, 6.85%, 1/27/45	167,477

		714,604

Ecuador — 2.73%
1,240,000	Ecuador Government International Bond, 7.88%, 1/23/28	1,190,400
225,000	Ecuador Government International Bond, 7.95%, 6/20/24	225,844
200,000	Ecuador Government International Bond, 8.88%, 10/23/27	203,657
400,000	Ecuador Government International Bond, 10.75%, 3/28/22	443,052

		2,062,953

Egypt — 0.92%
390,000	Egypt Government International Bond, 5.58%, 2/21/23	395,602
285,000	Egypt Government International Bond, 7.90%, 2/21/48	299,704

		695,306

El Salvador — 1.18%
192,000	El Salvador Government International Bond, 5.88%, 1/30/25	188,160
317,000	El Salvador Government International Bond, 6.38%, 1/18/27	314,887
210,000	El Salvador Government International Bond, 7.65%, 6/15/35	220,894
145,000	El Salvador Government International Bond, 8.63%, 2/28/29	166,931

		890,872

Gabon — 0.57%
435,000	Gabon Government International Bond, 6.38%, 12/12/24	430,237

Ghana — 0.29%
200,000	Ghana Government International Bond, 7.88%, 8/7/23	218,141

Honduras — 0.58%
400,000	Honduras Government International Bond, 7.50%, 3/15/24	441,800

Hungary — 0.26%
47,090,000(a)	Hungary Government Bond, 3.00%, 10/27/27	194,861

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Bluebay Diversified Credit Fund (cont.)

March 31, 2018 (Unaudited)

Principal Amount		Value

Indonesia — 2.32%
2,839,000,000(a)	Indonesia Treasury Bond, 6.13%, 5/15/28	$196,496
568,000,000(a)	Indonesia Treasury Bond, 7.00%, 5/15/27	41,637
9,813,000,000(a)	Indonesia Treasury Bond, 7.50%, 5/15/38	719,526
4,411,000,000(a)	Indonesia Treasury Bond, 8.25%, 5/15/36	345,836
1,412,000,000(a)	Indonesia Treasury Bond, 8.38%, 3/15/24	111,255
1,679,000,000(a)	Indonesia Treasury Bond, 8.75%, 5/15/31	137,503
2,445,000,000(a)	Indonesia Treasury Bond, 9.00%, 3/15/29	202,677

		1,754,930

Iraq — 0.90%
$ 710,000	Iraq International Bond, 5.80%, 1/15/28	681,185

Ivory Coast — 0.29%
230,000	Ivory Coast Government International Bond, 6.13%, 6/15/33	218,717

Jamaica — 0.29%
200,000	Jamaica Government International Bond, 6.75%, 4/28/28	221,733

Kenya — 0.99%
480,000	Kenya Government International Bond, 7.25%, 2/28/28	500,947
230,000	Kenya Government International Bond, 8.25%, 2/28/48	245,835

		746,782

Malaysia — 1.61%
3,599,000(a)	Malaysia Government Bond, 3.80%, 8/17/23	929,754
302,000(a)	Malaysia Government Bond, 3.84%, 4/15/33	72,967
344,000(a)	Malaysia Government Bond, 3.88%, 3/10/22	89,979
493,000(a)	Malaysia Government Bond, 3.96%, 9/15/25	127,412

		1,220,112

Mexico — 1.93%
3,610,000(a)	Mexican Bonos, 5.75%, 3/5/26	180,480
12,150,000(a)	Mexican Bonos, 6.50%, 6/10/21	654,833
1,820,000(a)	Mexican Bonos, 7.75%, 11/13/42	101,522
4,310,000(a)	Mexican Bonos, 10.00%, 12/5/24	271,391
3,760,000(a)	Mexican Bonos, 10.00%, 11/20/36	256,248

		1,464,474

Mongolia — 0.87%
205,000	Mongolia Government International Bond, 5.63%, 5/1/23	202,035
200,000	Mongolia Government International Bond, MTN, 8.75%, 3/9/24	224,842
200,000	Mongolia Government International Bond, MTN, 10.88%, 4/6/21	230,166

		657,043

Nigeria — 2.95%
61,641,000(a)	Nigeria Government Bond, 16.29%, 3/17/27	193,106

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Bluebay Diversified Credit Fund (cont.)

March 31, 2018 (Unaudited)

Principal
Amount		Value

$ 225,000	Nigeria Government International Bond, MTN, 6.50%, 11/28/27	$228,124
210,000	Nigeria Government International Bond, 6.75%, 1/28/21	221,027
200,000	Nigeria Government International Bond, 7.14%, 2/23/30	207,478
220,000	Nigeria Government International Bond, MTN, 7.63%, 11/28/47	227,461
280,000	Nigeria Government International Bond, 7.70%, 2/23/38	294,097
230,000	Nigeria Government International Bond, 7.88%, 2/16/32	250,306
93,976,000(a)	Nigeria OMO Bill, 14.71%, 5/24/18(e)	255,959
133,223,000(a)	Nigeria Treasury Bill, 14.90%, 8/2/18(e)	353,019

		2,230,577

Peru — 0.77%
359,000(a)	Peru Government Bond, 6.15%, 8/12/32(f)	122,112
648,000(a)	Peruvian Government International Bond, 6.35%, 8/12/28	225,510
114,000(a)	Peruvian Government International Bond, 6.95%, 8/12/31	41,556
500,000(a)	Peruvian Government International Bond, 8.20%, 8/12/26	193,953

		583,131

Poland — 0.81%
1,118,000(a)	Republic of Poland Government Bond, 2.50%, 7/25/27	310,482
1,072,000(a)	Republic of Poland Government Bond, 2.75%, 4/25/28	301,763

		612,245

Romania — 0.42%
490,000(a)	Romania Government Bond, 4.75%, 2/24/25	133,259
650,000(a)	Romania Government Bond, 5.80%, 7/26/27	188,279

		321,538

Russia — 1.94%
8,602,000(a)	Russian Federal Bond - OFZ, 7.00%, 8/16/23	153,881
4,187,000(a)	Russian Federal Bond - OFZ, 7.05%, 1/19/28	73,655
12,291,000(a)	Russian Federal Bond - OFZ, 7.50%, 8/18/21	221,601
5,358,000(a)	Russian Federal Bond - OFZ, 7.70%, 3/23/33	97,666
46,273,000(a)	Russian Federal Bond - OFZ, 7.75%, 9/16/26	853,548
3,508,000(a)	Russian Federal Bond - OFZ, 8.15%, 2/3/27	66,471

		1,466,822

South Africa — 4.81%
600,089(a)	Republic of South Africa Government Bond, 6.25%, 3/31/36	39,355
5,427,594(a)	Republic of South Africa Government Bond, 7.00%, 2/28/31	406,196
1,545,407(a)	Republic of South Africa Government Bond, 8.50%, 1/31/37	126,781
1,113,172(a)	Republic of South Africa Government Bond, 8.75%, 1/31/44	92,454
6,293,560(a)	Republic of South Africa Government Bond, 8.75%, 2/28/48	524,483
18,779,384(a)	Republic of South Africa Government Bond, 10.50%, 12/21/26	1,831,374
500,000	Republic of South Africa Government International Bond, 4.85%, 9/27/27	493,516
120,000	Republic of South Africa Government International Bond, 6.25%, 3/8/41	128,578

		3,642,737

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Bluebay Diversified Credit Fund (cont.)

March 31, 2018 (Unaudited)

Principal
Amount		Value

Sri Lanka — 0.30%
$ 220,000	Sri Lanka Government International Bond, 6.00%, 1/14/19	$223,868

Thailand — 1.72%
5,130,000(a)	Thailand Government Bond, 2.13%, 12/17/26	160,568
5,067,000(a)	Thailand Government Bond, 3.40%, 6/17/36	167,434
6,082,000(a)	Thailand Government Bond, 3.63%, 6/16/23	211,228
18,927,000(a)	Thailand Government Bond, 3.65%, 12/17/21	649,991
3,294,000(a)	Thailand Government Bond, 3.65%, 6/20/31	113,751

		1,302,972

Tunisia — 0.60%
180,000(c)	Banque Centrale de Tunisie International Bond, 5.63%, 2/17/24	226,403
240,000	Banque Centrale de Tunisie International Bond, 5.75%, 1/30/25	228,320

		454,723

Turkey — 3.00%
3,979,919(a)	Turkey Government Bond, 10.50%, 8/11/27	909,915
1,043,375(a)	Turkey Government Bond, 10.60%, 2/11/26	240,857
918,080(a)	Turkey Government Bond, 10.70%, 2/17/21	217,103
2,165,366(a)	Turkey Government Bond, 11.00%, 3/2/22	511,251
291,536(a)	Turkey Government Bond, 11.00%, 2/24/27	68,611
400,000	Turkey Government International Bond, 4.88%, 4/16/43	322,551

		2,270,288

Ukraine — 0.29%
210,000	Ukraine Government International Bond, 7.75%, 9/1/23	217,542

Uruguay — 0.17%
3,704,000(a)	Uruguay Government International Bond, 9.88%, 6/20/22	132,202

Total Foreign Governnment Bonds (Cost $37,001,190)		36,878,932

Corporate Bonds — 25.31%
Argentina — 0.30%
230,000	Agua y Saneamientos Argentinos SA, 6.63%, 2/1/23	223,775

Australia — 0.21%
190,000	Quintis Ltd., 8.75%, 8/1/23(f),(g),(h)	161,500

Austria — 1.14%
400,000(a)	Erste Group Bank AG, (5 Year EUR Swap + 6.204%), 6.50%, 10/15/66(b)	561,314
200,000(a)	Erste Group Bank AG, (5 Year EUR Swap + 9.020%), 8.88%, 10/15/66(b)	298,334

		859,648

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Bluebay Diversified Credit Fund (cont.)

March 31, 2018 (Unaudited)

Principal
Amount		Value

Azerbaijan — 0.49%
$ 340,000	Southern Gas Corridor CJSC, 6.88%, 3/24/26	$374,068

Bahrain — 0.39%
295,000	CBB International Sukuk Co. SPC, 6.88%, 10/5/25	297,213

Brazil — 0.77%
86,000	Petrobras Global Finance BV, 5.63%, 5/20/43	74,980
475,000	Petrobras Global Finance BV, 5.75%, 2/1/29	458,518
44,000	Petrobras Global Finance BV, 7.38%, 1/17/27	47,674

		581,172

Colombia — 0.61%
470,000	Ecopetrol SA, 5.88%, 5/28/45	464,276

France — 1.72%
200,000	BNP Paribas SA, (USD Swap Semi 30/360 5 Year + 4.916%), 6.75%, 3/14/67(b)	208,941
180,000(i)	Credit Agricole SA, (5 Year GBP Swap + 4.535%), 7.50%, 6/23/66(b)	290,860
200,000	Credit Agricole SA, (USD Swap Semi 30/360 5 Year + 6.185%), 8.13%, 3/23/67(b)	227,823
320,000	Societe Generale SA, (USD Swap Semi 30/360 5 Year + 4.979%), 7.88%, 6/18/66(b)	346,722
200,000	Societe Generale SA, (USD ICE Swap Rate 11:00 am NY 5 + 5.873%), 8.00%, 3/29/67(b)	223,377

		1,297,723

India — 0.21%
10,000,000(a)	HDFC Bank Ltd., 8.10%, 3/22/25	155,010

Italy — 3.34%
1,100,000(a)	Intesa Sanpaolo SpA, (5 Year EUR Swap + 7.192%), 7.75%, 7/11/66(b)	1,648,784
600,000(a)	UniCredit SpA, (5 Year EUR Swap + 9.300%), 9.25%, 6/3/66(b)	881,473

		2,530,257

Mexico — 0.97%
1,460,000(a)	Comision Federal de Electricidad, 8.18%, 12/23/27	77,539
370,000	Petroleos Mexicanos, 5.35%, 2/12/28	364,317
305,000	Petroleos Mexicanos, 6.35%, 2/12/48	294,706

		736,562

Mongolia — 0.28%
200,000	Trade & Development Bank of Mongolia LLC, MTN, 9.38%, 5/19/20	214,563

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Bluebay Diversified Credit Fund (cont.)

March 31, 2017 (Unaudited)

Principal Amount		Value
Netherlands — 1.81%
910,000(a)	Stichting AK Rabobank Certificaten, 6.50%, 3/29/67	$1,366,887

Pakistan — 0.54%
$ 420,000	Third Pakistan International Sukuk Co. Ltd. (The), 5.63%, 12/5/22	405,385

Peru — 0.56%
425,000	Petroleos del Peru SA, 5.63%, 6/19/47	422,783

South Africa — 0.10%
1,000,000(a)	Eskom Holdings SOC Ltd., MTN, 7.85%, 4/2/26	78,156

Spain — 5.40%
400,000(a)	Banco Bilbao Vizcaya Argentaria SA, (5 Year EUR Swap + 5.779%), 5.88%, 8/24/66(b)	529,965
200,000(a)	Banco Bilbao Vizcaya Argentaria SA, (5 Year EUR Swap + 9.177%), 8.88%, 7/14/66(b)	290,832
300,000(a)	Banco Santander SA, (5 Year EUR Swap + 5.640%), 6.25%, 12/11/66(b)	406,707
300,000(a)	Banco Santander SA, (5 Year EUR Swap + 6.803%), 6.75%, 7/25/66(b)	414,033
600,000(a)	Bankia SA, (5 Year EUR Swap + 5.819%), 6.00%, 10/18/66(b)	775,415
1,200,000(a)	CaixaBank SA, (5 Year EUR Swap + 6.498%), 6.75%, 9/13/66(b)	1,666,056

		4,083,008

Switzerland — 0.37%
270,000	Credit Suisse Group AG, (USD Swap Semi 30/360 5 Year + 5.108%), 7.13%, 7/29/66(b)	282,746

Ukraine — 0.37%
270,000	State Savings Bank of Ukraine Via SSB #1 Plc, STEP, 9.38%, 3/10/23(j)	283,044

United Kingdom — 5.73%
500,000(a)	Barclays Plc, (5 Year GBP Swap + 6.462%), 7.25%, 6/15/66(b)	747,181
350,000(c)	HSBC Holdings Plc, (5 Year EUR Swap + 3.844%), 4.75%, 1/4/67(b)	446,866
350,000	HSBC Holdings Plc, (USD ICE Swap Rate 11:00 am NY 5 + 3.746%), 6.00%, 11/22/66(b)	343,875
12,274,304(k)	ICBC Standard Bank Plc, EMTN, 17.24%, 7/12/18(e)	663,752

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Bluebay Diversified Credit Fund (cont.)

March 31, 2017 (Unaudited)

Principal Amount		Value
390,000(a)	Lloyds Banking Group Plc, (5 Year GBP Swap + 4.830%), 7.88%, 6/27/66(b)	$658,378
700,000(a)	Nationwide Building Society, 10.25%, 6/20/66(d)	1,473,147

		4,333,199

Total Corporate Bonds		19,150,975

(Cost $18,761,111)

Convertible Bonds — 15.64%
China — 2.96%
5,000,000(a)	China Railway Construction Corp. Ltd., 1.50%, 12/21/21	743,642
$ 600,000	Ctrip.com International Ltd., 1.99%, 7/1/25	692,760
775,000	Shanghai Port Group BVI Holding Co. Ltd., 0.00%, 8/9/21(e)	807,550
		2,243,952

France — 0.15%
301,200(a)	Genfit, 3.50%, 10/16/22	111,925

Hong Kong — 2.19%
760,000	Bagan Capital Ltd., 0.93%, 9/23/21(e)	741,380
600,000	China Overseas Finance Investment Cayman V Ltd., 2.88%, 1/5/23(e)	632,450
285,000	PB Issuer No 4 Ltd., 3.25%, 7/3/21	285,689

		1,659,519

Malaysia — 1.92%
562,000	Cahaya Capital Ltd., 0.84%, 9/18/21(e)	574,411
1,080,000(l)	Indah Capital Ltd., 5.35%, 10/24/18(e)	881,363

		1,455,774

Norway — 1.71%
400,000(c)	Marine Harvest ASA, 0.13%, 11/5/20	613,718
680,000	Ship Finance International Ltd., 5.75%, 10/15/21	678,737

		1,292,455

United Kingdom — 3.68%
400,000(a)	BP Capital Markets Plc, 1.00%, 4/28/23	652,042
300,000(a)	Helical Bar Jersey Ltd., 4.00%, 6/17/19	424,966
500,000(a)	J Sainsbury Plc, (5 Year GBP Swap + 9.727%), 2.88%, 1/30/67(b)	700,271
300,000(a)	Philippine Peso Finance Jersey Ltd., 4.25%, 5/20/19	477,931
500,000	Premier Oil Finance Jersey Ltd., MTN, 2.50%, 5/31/22	526,125

		2,781,335

United States — 3.03%
497,000	BioMarin Pharmaceutical, Inc., 1.50%, 10/15/20	547,321
515,000	Blackhawk Network Holdings, Inc., 1.50%, 1/15/22	568,109
292,000	Exact Sciences Corp., 1.00%, 1/15/25	259,409
250,000	II-VI, Inc., 0.25%, 9/1/22(f)	275,500
200,000	Lumentum Holdings, Inc., 0.25%, 3/15/24	252,942

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Bluebay Diversified Credit Fund (cont.)

March 31, 2017 (Unaudited)

Principal Amount		Value
$211,000	Sarepta Therapeutics, Inc., 1.50%, 11/15/24(f)	$262,951
70,000	TESARO, Inc., 3.00%, 10/1/21	125,825

		2,292,057

Total Convertible Bonds (Cost $11,399,385)		11,837,017

Shares
Investment Company — 7.04%
5,324,527	JPMorgan 100% US Treasury Securities Money Market Fund, Capital Shares	5,324,527

Total Investment Company		5,324,527

(Cost $5,324,527)

Total Investments		$73,191,451
(Cost $72,486,213)(m) — 96.72%

Other assets in excess of liabilities — 3.28%		2,481,843

NET ASSETS — 100.00%		$75,673,294

(a)	Investment in non-U.S. Dollars. Principal amount reflects local currency.
(b)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on March 31, 2018.
(c)	Principal amount denoted in Euros.
(d)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(e)	Zero Coupon Bond. The rate represents the yield at time of purchase.
(f)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.
(h)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(i)	Principal amount denoted in British Pounds.
(j)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.
(k)	Principal amount denoted in Egyptian Pound.
(l)	Principal amount denoted in Singapore Dollars.
(m)	See Notes to Financial Statements for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Bluebay Diversified Credit Fund (cont.)

March 31, 2018 (Unaudited)

Foreign currency exchange contracts as of March 31, 2018:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Value/Unrealized Appreciation (Depreciation)
COP	328,505,425	USD	114,838	Citigroup Global Markets Inc.	6/27/18	$2,353
EUR	64,000	USD	79,058	Citibank N.A.	6/27/18	236
HUF	179,557,222	USD	711,283	Citibank N.A.	6/27/18	397
IDR	17,335,225,459	USD	1,249,296	Citigroup Global Markets Inc.	6/27/18	4,745
PEN	1,671,162	USD	513,887	Citigroup Global Markets Inc.	6/27/18	2,693
PHP	3,271,177	USD	61,834	Citigroup Global Markets Inc.	6/27/18	256
PLN	1,478,823	EUR	348,819	Citibank N.A.	6/27/18	632
RON	1,085,568	USD	286,638	Citibank N.A.	6/27/18	334
RUB	1,683,557	USD	29,000	Citibank N.A.	6/27/18	78
TRY	247,968	USD	61,000	Citibank N.A.	6/27/18	189
TRY	175,000	USD	43,047	Citibank N.A.	6/27/18	137
TRY	1,229,550	USD	300,000	Citibank N.A.	6/27/18	3,408
USD	891,841	EUR	719,000	Citibank N.A.	6/27/18	1,019
USD	10,178,027	EUR	8,207,000	Citibank N.A.	6/27/18	9,775
USD	18,603	EUR	15,000	Citibank N.A.	6/27/18	18
USD	61,982	EUR	50,000	Citibank N.A.	6/27/18	34
USD	5,822,582	GBP	4,129,000	Citibank N.A.	6/27/18	6,925
USD	834,211	JPY	87,511,016	Citibank N.A.	6/27/18	6,724
USD	162,856	THB	5,050,139	Citibank N.A.	6/27/18	863
USD	29,760	TRY	120,343	Citibank N.A.	6/27/18	63
USD	804,030	ZAR	9,611,941	Citibank N.A.	6/27/18	2,035
USD	531,000	PEN	1,713,803	Citigroup Global Markets Inc.	6/27/18	1,239
CNH	4,195,978	USD	655,222	Citibank N.A.	9/19/18	8,588

						$52,741

USD	25,484	MYR	99,643	Citigroup Global Markets Inc.	4/27/18	$(289)
BRL	2,512,666	USD	766,562	Citigroup Global Markets Inc.	6/4/18	(9,711)
BRL	2,338,562	USD	708,400	Citigroup Global Markets Inc.	6/4/18	(3,992)
CZK	10,635,480	USD	518,333	Citibank N.A.	6/27/18	(516)
CZK	7,094,180	USD	346,348	Citibank N.A.	6/27/18	(949)
EUR	78,000	USD	97,721	Citibank N.A.	6/27/18	(1,081)
GBP	50,000	USD	71,368	Citibank N.A.	6/27/18	(943)
HUF	21,342,186	USD	85,157	Citibank N.A.	6/27/18	(567)
JPY	22,000,000	USD	208,313	Citibank N.A.	6/27/18	(286)
PLN	4,567,298	USD	1,337,992	Citibank N.A.	6/27/18	(1,274)
RUB	10,439,729	USD	181,153	Citibank N.A.	6/27/18	(844)
THB	3,401,177	USD	109,569	Citibank N.A.	6/27/18	(470)
THB	10,921,203	USD	351,508	Citibank N.A.	6/27/18	(1,188)
THB	3,577,202	USD	115,351	Citibank N.A.	6/27/18	(605)
USD	739,711	CNH	4,705,000	Citibank N.A.	6/27/18	(7,292)
USD	278,631	MXN	5,227,391	Citibank N.A.	6/27/18	(4,877)
USD	46,000	MXN	850,968	Citibank N.A.	6/27/18	(152)
USD	21,000	PLN	71,834	Citibank N.A.	6/27/18	(24)
USD	24,000	RON	90,958	Citibank N.A.	6/27/18	(45)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Bluebay Diversified Credit Fund (cont.)

March 31, 2018 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	846,529	SGD	1,113,000	Citibank N.A.	6/27/18	$ (4,181)
USD	342,278	TRY	1,392,476	Citibank N.A.	6/27/18	(1,334)
USD	232,954	TRY	946,800	Citibank N.A.	6/27/18	(682)
USD	250,852	ZAR	3,017,400	Citibank N.A.	6/27/18	(912)
USD	50,397	ZAR	617,000	Citibank N.A.	6/27/18	(1,084)
USD	321,160	CLP	195,168,809	Citigroup Global Markets Inc.	6/27/18	(1,911)
USD	33,000	COP	92,532,000	Citigroup Global Markets Inc.	6/27/18	(10)
USD	242,093	IDR	3,352,864,266	Citigroup Global Markets Inc.	6/27/18	(455)
USD	56,000	IDR	775,320,000	Citigroup Global Markets Inc.	6/27/18	(87)
USD	152,068	INR	10,000,000	Citigroup Global Markets Inc.	6/27/18	(35)
USD	659,877	TWD	19,041,750	Citigroup Global Markets Inc.	6/27/18	(366)
ZAR	1,366,585	USD	115,740	Citibank N.A.	6/27/18	(1,716)
USD	643,000	CNH	4,195,978	Citibank N.A.	9/19/18	(20,810)
USD	402,000	OMR	156,620	Citibank N.A.	11/14/18	(2,644)

						$(71,332)

Total						$(18,591)

Financial futures contracts as of March 31, 2018:

Short Position	Number of Contracts	Expiration Date	Value/Unrealized Depreciation	Notional Value		Clearinghouse
90-Day Euro Dollar	23	March 2020	$(5,853)	USD	$5,583,532	Credit Suisse Securities (USA) LLC
Ultra Ten Year U.S. Treasury Bonds	5	June 2018	(4,353)	USD	644,944	Credit Suisse Securities (USA) LLC

Total			$(10,206)

Interest rate swaps as of March 31, 2018:

Fixed Rate	Floating Rate	Payment Frequency	Counterparty	Expiration Date	Notional Amount (000)		Value/Unrealized Appreciation (Depreciation)
8.79%	BRL-CDI	Expiration	Citigroup Global Markets, Inc.	1/4/21	BRL	19,116(a)	$ 165,038
			Citigroup Global
7.92%	BRL-CDI	Expiration	Markets, Inc.	1/4/21	BRL	782(a)	0
	INR-MIBOR-OIS-COMPOUND
6.69%	-COMPOUND	Expiration	HSBC Securities	11/17/22	INR	71,121(a)	4,877

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Bluebay Diversified Credit Fund (cont.)

March 31, 2018 (Unaudited)

Fixed Rate	Floating Rate	Payment Frequency	Counterparty	Expiration Date	Notional Amount (000)		Value/Unrealized Appreciation (Depreciation)
			Citigroup Global
7.81%	MXN-TIIE-Banxico	Monthly	Markets, Inc.	6/3/27	MXN	6,800(a)	$4,774
			Citigroup Global
7.62%	MXN-TIIE-Banxico	Monthly	Markets, Inc.	9/26/22	MXN	6,200(a)	3,167

							$177,856
			Citigroup Global
6.90%	BRL-CDI	Expiration	Markets, Inc.	1/2/19	BRL	51,442(a)	(81,739)
	HUF-BUBOR		Citigroup Global
2.07%	-Reuters	Annually	Markets, Inc.	3/21/28	HUF	80,187(a)	(2,108)
			Citigroup Global
2.16%	USD-BBA-LIBOR	Expiration	Markets Inc.	3/5/20	USD	21,100(a)	(5,729)
			Citigroup Global
2.17%	USD-BBA-LIBOR	Annually	Markets Inc.	3/2/20	USD	6,400(a)	(3,886)
9.81%	USD-BBA-LIBOR	Annually	BNP Paribas SA	3/20/28	USD	782(b)	(6,081)

							$(99,543)

Total							$78,313

(a) The Counterparty pays the fixed rate on these swaps.

(b) The Fund pays the fixed rate on these swaps.

Credit default swaps sell protection as of March 31, 2018:

Fixed Rate	Issuer	Payment Frequency	Counterparty	Expiration Date	ICS*	Notional Amount (000)(a)	Premium Paid/ (Received)	Value/ Unreal. App. (Dep.)	Value
1.00%	ITraxx Senior Financials, Series 27	Quarterly	Citigroup Global Markets, Inc.	6/20/22	0.004	EUR2,500	$74,683	$(3,464)	$71,219
1.00%	ITraxx Senior Financials, Series 27	Quarterly	Citigroup Global Markets, Inc.	6/20/22	0.004	EUR2,500	71,305	4,459	75,764
5.00%	ITraxx Crossover, Series 29	Quarterly	Citigroup Global Markets, Inc.	6/20/23	0.028	EUR1,000	122,543	5,940	128,483

Total							$268,531	$6,935	$275,466

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Bluebay Diversified Credit Fund (cont.)

March 31, 2017 (Unaudited)

(a)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
*	Implied Credit Spread (“ICS”), represented in absolute terms, utilized in determining the value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default or other credit event for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/ selling protection and may include upfront payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Bluebay Diversified Credit Fund (cont.)

March 31, 2017 (Unaudited)

Abbreviations used are defined below:
BBA-LIBOR - British Bankers Association London Interbank Offered Rate
BRL - Brazilian Real
BRL-CDI - Brazil Cetip InterBank Deposit Rate
CLP - Chilean Peso
CNH - Chinese Yuan Renminbi
COP - Colombian Peso
CZK - Czech Koruna
EUR - Euro
GBP - United Kingdom Pound Sterling
HUF - Hungarian Forint
HUF-BUBOR - Budapest Interbank Offered Rate for Hungarian Forint
IDR - Indonesian Rupiah
INR - Indian Rupee
INR-MIBOR-OIS-COMPOUND - Mumbai Interbank Offered Rate - Overnight Index Swap
JPY - Japanese Yen
LIBOR - London Interbank Offered Rate
MTN - Medium Term Note
MXN - Mexican Peso
MXN-TIIE-Banxico - Mexican Interbank Equilibrium Interest Rate
MYR - Malaysian Ringgit
OMR - Omani Rial
PEN - Peruvian Nuevo Sol
PHP - Philippine Peso
PLN - Polish Zloty
RON - Romanian Leu
RUB - Russian Ruble
SGD - Singapore Dollar
STEP - Step Coupon Bond
THB - Thai Baht
TRY - Turkish Lira
TWD - Taiwan Dollar
USD - United States Dollar
ZAR - South African Rand

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Bluebay Diversified Credit Fund (cont.)

March 31, 2017 (Unaudited)

Portfolio Diversification (Unaudited)

Percentage
Industries	of Net Assets
Foreign Governnment Bonds	48.73%
Financial	26.04%
Energy	4.86%
Consumer, Non-cyclical	4.54%
Industrial	2.62%
Government	0.93%
Communications	0.91%
Utilities	0.50%
Technology	0.34%
Basic Materials	0.21%
Other*	10.32%

100.00%

*	Includes cash, Investment Company, interest and dividend receivable, pending trades and Fund share transactions, interest rate swaps, credit default swaps, financial futures contracts, foreign currency exchange contracts and accrued expenses payable.

See Notes to the Financial Statements.

FINANCIAL STATEMENTS

Statements of Assets and Liabilities

March 31, 2018 (Unaudited)

	RBC BlueBay Emerging Market Debt Fund	RBC BlueBay High Yield Bond Fund	RBC BlueBay Diversified Credit Fund
Assets:
Investments, at value (cost $20,201,675, $38,466,692 and $72,486,213, respectively)	$19,970,873	$38,233,438	$73,191,451
Cash	3,061	3,179	10,781
Cash at broker for financial future contracts	16,461	27,962	201,755
Segregated cash for swap contracts	7,440	23,069	741,994
Cash at broker for forward foreign currency exchange contracts	—	—	810,026
Foreign currency, at value (cost $195,689, $535,336 and $1,033,054, respectively)	195,258	531,567	1,027,526
Interest and dividend receivable	272,486	561,514	888,366
Receivable from advisor	9,185	3,564	—
Receivable for capital shares issued	50,000	176,000	—
Receivable for investments sold	1,100,336	1,333,508	1,090,672
Credit default swaps at value (premiums paid $106,746, $255,154 and $268,531, respectively)	110,456	267,117	275,466
Unrealized appreciation on futures contracts	7,158	—	—
Unrealized appreciation on interest rate swaps contracts	81,062	—	177,856
Unrealized appreciation on forward foreign currency exchange contracts	47,323	13,629	52,741
Prepaid expenses and other assets	30,934	14,876	12,984

Total Assets	21,902,033	41,189,423	78,481,618

Liabilities:
Foreign withholding tax payable	6,909	7,234	7,317
Payable for capital shares redeemed	10,078	—	2,813
Payable for investments purchased	1,605,868	1,157,717	2,526,144
Unrealized depreciation on forward foreign currency exchange contracts	70,690	—	71,332
Unrealized depreciation on interest rate swaps contracts	51,682	—	99,543
Unrealized depreciation on futures contracts	5,255	7,128	10,206
Accrued expenses and other payables:
Investment advisory fees	—	—	17,535
Accounting fees	10,841	11,090	11,534
Audit fees	29,458	31,029	35,644
Custodian fees	19,460	—	15,386
Shareholder reports	—	—	5,077
Transfer agent fees	749	—	1,592
Other	2,899	4,151	4,201

Total Liabilities	1,813,889	1,218,349	2,808,324

Net Assets	$20,088,144	$39,971,074	$75,673,294

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (cont.)

March 31, 2018 (Unaudited)

	RBC BlueBay Emerging Market Debt Fund	RBC BlueBay High Yield Bond Fund		RBC BlueBay Diversified Credit Fund
Net Assets Consists of:
Capital	$25,516,107		$39,802,861		$73,128,171
Undistributed net investment income	200,855		242,072		444,745
Accumulated net realized gains/(losses) from investment transactions, foreign currency, written options, futures contracts and swap contracts	(5,406,238)		144,579		1,119,217
Net unrealized appreciation/(depreciation) on investments, foreign currency, futures contracts and swap contracts	(222,580)		(218,438)		981,161

Net Assets	$20,088,144		$39,971,074		$75,673,294

Net Assets
Class A	$31,629		$589,080	$	N/A
Class I	20,045,242		39,381,994		75,662,227
Class R6	11,273		N/A		11,067

Total	$20,088,144		$39,971,074		$75,673,294

Shares Outstanding (Unlimited number of shares authorized, no par value):
Class A	3,174		58,008		N/A
Class I	1,996,208		3,856,701		7,363,652
Class R6	1,119		N/A		1,077

Total	2,000,501		3,914,709		7,364,729

Net Asset Values and Redemption Prices Per Share:
Class A	$9.96 (a)		$10.16	$	N/A

Class I	$10.04		$10.21		$10.28

Class R6	$10.08 (b)	$	N/A		$10.27	(c)

Maximum Offering Price Per Share:
Class A	$10.40		$10.61	$	N/A

Maximum Sales Charge - Class A	4.25%		4.25%		N/A

(a)	Net Asset value is calculated using unrounded net assets of $31,629.44 divided by the unrounded shares outstanding of 3,174.085.

(b)	Net Asset value is calculated using unrounded net assets of $11,273.05 divided by the unrounded shares outstanding of 1,118.669.

(c)	Net asset value is calculated using unrounded net assets of $11,066.84 divided by the unrounded shares outstanding of 1,077.385.

See Notes to the Financial Statements.

FINANCIAL STATEMENTS

Statements of Operations

For the Six Months Ended March 31, 2018

(Unaudited)

	RBC BlueBay Emerging Market Debt Fund	RBC BlueBay High Yield Bond Fund	RBC BlueBay Diversified Credit Fund
Investment Income:
Interest income	$622,937	$917,146	$1,767,894
Dividend income	3,902	4,340	17,243
Foreign tax withholding	(2,685)	—	—

Total Investment Income	624,154	921,486	1,785,137

Expenses:
Investment advisory fees	70,297	135,332	219,073
Distribution fees–Class A	59	194	—
Accounting fees	25,699	32,593	35,399
Audit fees	23,039	23,855	26,508
Custodian fees	37,459	31,797	42,088
Insurance fees	2,119	2,118	2,120
Legal fees	2,823	4,029	8,923
Registrations and filing fees	27,151	19,323	21,478
Shareholder reports	4,009	5,538	9,135
Transfer agent fees–Class A	1,831	1,916	—
Transfer agent fees–Class I	3,402	2,942	1,979
Transfer agent fees–Class R6	2,080	—	2,080
Trustees’ fees and expenses	662	1,269	2,492
Interest expense	2,219	—	—
Tax expense	4,980	5,233	5,387
Other fees	3,107	2,830	2,668

Total expenses before fee waiver/reimbursement	210,936	268,969	379,330
Expenses waived/reimbursed by:
Advisor	(127,115)	(162,313)	(123,128)

Net expenses	83,821	106,656	256,202

Net Investment Income	540,333	814,830	1,528,935

Realized/Unrealized Gains/(Losses):
Net realized gains/(losses) on:
Investment transactions	37,615	275,282	1,652,150
Foreign currency transactions	(34,891)	169,697	530,584
Foreign currency exchange contracts	(9,048)	(57,912)	(754,873)
Foreign tax	(3,550)	—	—
Written options	(36,720)	(66,697)	6,330
Futures contracts	64,748	142,596	1,442,457
Swap agreements	(18,159)	100,131	(77,129)

Net realized gains/(losses)	(5)	563,097	2,799,519

Net change in unrealized appreciation/(depreciation) on:
Investments	(470,679)	(1,169,793)	(1,588,448)
Foreign currency	4,525	11,740	226,447
Foreign currency exchange contracts	(63,064)	(63,501)	(119,864)

FINANCIAL STATEMENTS

Statements of Operations (cont.)

For the Six Months Ended March 31, 2018

(Unaudited)

	RBC BlueBay Emerging Market Debt Fund	RBC BlueBay High Yield Bond Fund	RBC BlueBay Diversified Credit Fund
Futures contracts	$5,946	$(21,961)	$(104,083)
Swap agreements	(13,608)	11,963	85,248

Net unrealized losses	(536,880)	(1,231,552)	(1,500,700)

Change in net assets resulting from operations	$3,448	$146,375	$2,827,754

See Notes to the Financial Statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	RBC BlueBay Emerging Market Debt Fund
	For the Six Months Ended March 31, 2018 (Unaudited)	For the Year Ended September 30, 2017
From Investment Activities
Operations:
Net investment income	$540,333	$990,434
Net realized gains/(losses) from investments, foreign currency, written options, futures contracts and swap contracts transactions	(5)	146,585
Net change in unrealized depreciation on investments, foreign currency, futures contracts and swap contracts	(536,880)	(128,174)

Change in net assets resulting from operations	3,448	1,008,845

Distributions to Class A Shareholders:
From net investment income	(1,768)	—
Distributions to Class I Shareholders:
From net investment income	(655,231)	—
Distributions to Class R6 Shareholders:
From net investment income	(380)	—

Change in net assets resulting from shareholder distributions	(657,379)	—

Capital Transactions:
Proceeds from shares issued	2,055,400	3,187,000
Distributions reinvested	648,316	—
Cost of shares redeemed	(519,949)	(4,816,640)

Change in net assets resulting from capital transactions	2,183,767	(1,629,640)

Net increase/(decrease) in net assets	1,529,836	(620,795)
Net Assets:
Beginning of period	18,558,308	19,179,103

End of period	$20,088,144	$18,558,308

Undistributed net investment income	$200,855	$317,901

Share Transactions:
Issued	204,176	327,478
Reinvested	64,461	—
Redeemed	(50,717)	(500,387)

Change in shares resulting from capital transactions	217,920	(172,909)

See Notes to the Financial Statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	RBC BlueBay High Yield Bond Fund
	For the Six Months Ended March 31, 2018 (Unaudited)	For the Year Ended September 30, 2017
From Investment Activities
Operations:
Net investment income	$814,830	$1,684,621
Net realized gains from investments, foreign currency, written options, futures contracts and swap contracts transactions	563,097	213,492
Net change in unrealized appreciation/(depreciation) on investments, foreign currency, futures contracts and swap contracts	(1,231,552)	747,912

Change in net assets resulting from operations	146,375	2,646,025

Distributions to Class A Shareholders:
From net investment income	(1,037)	(4,613)
Distributions to Class I Shareholders:
From net investment income	(1,088,834)	(962,932)

Change in net assets resulting from shareholder distributions	(1,089,871)	(967,545)

Capital Transactions:
Proceeds from shares issued	2,942,211	4,699,003
Distributions reinvested	1,089,854	967,485
Cost of shares redeemed	(499,460)	(2,617,296)

Change in net assets resulting from capital transactions	3,532,605	3,049,192

Net increase in net assets	2,589,109	4,727,672
Net Assets:
Beginning of period	37,381,965	32,654,293

End of period	$39,971,074	$37,381,965

Undistributed net investment income	$242,072	$517,113

Share Transactions:
Issued	285,160	464,683
Reinvested	105,533	96,122
Redeemed	(48,302)	(259,898)

Change in shares resulting from capital transactions	342,391	300,907

See Notes to the Financial Statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	RBC BlueBay Diversified Credit Fund
	For the Six Months Ended March 31, 2018 (Unaudited)	For the Year Ended September 30, 2017
From Investment Activities
Operations:
Net investment income	$1,528,935	$2,498,102
Net realized gains/(losses) from investments, foreign currency, written options, futures contracts and swap contracts transactions	2,799,519	(853,929)
Net change in unrealized appreciation/(depreciation) on investments, foreign currency, futures contracts and swap contracts	(1,500,700)	1,362,918

Change in net assets resulting from operations	2,827,754	3,007,091

Distributions to Class I Shareholders:
From net investment income	(2,360,212)	(1,593,358)
Distributions to Class R6 Shareholders:
From net investment income	(350)	—

Change in net assets resulting from shareholder distributions	(2,360,562)	(1,593,358)

Capital Transactions:
Proceeds from shares issued	469,774	1,783,417
Distributions reinvested	2,351,212	1,586,698
Cost of shares redeemed	(321,663)	(546,654)

Change in net assets resulting from capital transactions	2,499,323	2,823,461

Net increase in net assets	2,966,515	4,237,194
Net Assets:
Beginning of period	72,706,779	68,469,585

End of period	$75,673,294	$72,706,779

Undistributed net investment income	$444,745	$1,276,372

Share Transactions:
Issued	46,022	179,684
Reinvested	232,317	165,626
Redeemed	(31,398)	(54,955)

Change in shares resulting from capital transactions	246,941	290,355

See Notes to the Financial Statements.

FINANCIAL HIGHLIGHTS

RBC Bluebay Emerging Market Debt Fund

(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities				Distributions
	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) on Investments	Redemption Fees	Total from Investment Activities	Net Investment Income	Net Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period
Class A
Six Months Ended 3/31/18 (Unaudited)	$10.36	0.28	(0.30)	—	(0.02)	(0.38)	—	—	(0.38)	$ 9.96
Year Ended 9/30/17	9.78	0.50	0.08	—	0.58	—	—	—	—	10.36
Year Ended 9/30/16	8.64	0.45	0.69	—	1.14	—	—	—	—	9.78
Year Ended 9/30/15	9.75	0.40	(1.44)	—	(1.04)	(0.07)	—	—	(0.07)	8.64
Period Ended 9/30/14(b)	9.83	0.33	(0.08)	—	0.25	(0.18)	(0.15)	—	(0.33)	9.75
Class I
Six Months Ended 3/31/18 (Unaudited)	$10.41	0.29	(0.29)	—	—	(0.37)	—	—	(0.37)	$10.04
Year Ended 9/30/17	9.81	0.54	0.06	—	0.60	—	—	—	—	10.41
Year Ended 9/30/16	8.64	0.50	0.67	—	1.17	—	—	—	—	9.81
Year Ended 9/30/15	9.75	0.36	(1.39)	—	(1.03)	(0.08)	—	—	(0.08)	8.64
Year Ended 9/30/14	9.92	0.40	(0.17)	—	0.23	(0.24)	—	(0.16)	(0.40)	9.75
Year Ended 9/30/13	10.88	0.30	(0.78)	—	(0.48)	(0.11)	(0.18)	(0.19)	(0.48)	9.92
Class R6
Six Months Ended 3/31/18 (Unaudited)	$10.42	0.29	(0.28)	—	0.01	(0.35)	—	—	(0.35)	$10.08
Period Ended 9/30/17(c)	9.25	0.45	0.72	—	1.17	—	—	—	—	10.42

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	For the period from November 27, 2013 (commencement of operations) to September 30, 2014.

(c)	For the period from December 27, 2016 (commencement of operations) to September 30, 2017.

FINANCIAL HIGHLIGHTS

RBC Bluebay Emerging Market Debt Fund

(Selected data for a share outstanding throughout the periods indicated)

			Ratios/Supplemental Data
	Total Return(a)(b)		Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses to Average Net Assets*		Portfolio Turnover Rate**
Class A
Six Months Ended 3/31/18 (Unaudited)	0.03	%(c)	$32	1.14	%(d)	5.51	%(d)	10.20	%(d)	196%
Year Ended 9/30/17	5.94%		63	1.15%		5.17%		7.94%		251%
Year Ended 9/30/16	13.08%		112	1.15%		4.96%		4.54%		279%
Year Ended 9/30/15	(10.72)%		241	1.15%		4.32%		3.84%		282%
Period Ended 9/30/14(e)	2.51	%(c)	10	1.25	%(d)	3.91	%(d)	53.32	%(d)	233%
Class I
Six Months Ended 3/31/18 (Unaudited)	0.03	%(c)	$20,045	0.89	%(d)	5.77	%(d)	2.21	%(d)	196%
Year Ended 9/30/17	6.23%		18,484	0.90%		5.54%		2.24%		251%
Year Ended 9/30/16	13.43%		19,067	0.90%		5.44%		1.79%		279%
Year Ended 9/30/15	(10.67)%		26,588	0.90%		3.81%		1.14%		282%
Year Ended 9/30/14	2.32%		216,014	1.00%		4.04%		1.05%		233%
Year Ended 9/30/13	(4.70)%		185,882	1.00%		2.79%		1.10%		203%
Class R6
Six Months Ended 3/31/18 (Unaudited)	0.10	%(c)	$11	0.85	%(d)	5.80	%(d)	39.27	%(d)	196%
Period Ended 9/30/17(f)	12.65	%(c)	11	0.85	%(d)	5.93	%(d)	53.42	%(d)	251%

*	During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(a)	Excludes sales charge.

(b)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.

(c)	Not annualized.

(d)	Annualized.

(e)	For the period from November 27, 2013 (commencement of operations) to September 30, 2014.

(f)	For the period from December 27, 2016 (commencement of operations) to September 30, 2017.

See Notes to the Financial Statements.

FINANCIAL HIGHLIGHTS

RBC Bluebay High Yield Bond Fund

(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
Class A
Six Months Ended 3/31/18 (Unaudited)	$10.42	0.21	(0.18)	0.03	(0.29)	—	(0.29)	$10.16
Year Ended 9/30/17	9.98	0.47	0.26	0.73	(0.29)	—	(0.29)	10.42
Year Ended 9/30/16	9.82	0.48	0.16	0.64	(0.41)	(0.07)	(0.48)	9.98
Year Ended 9/30/15	10.41	0.46	(0.44)	0.02	(0.26)	(0.35)	(0.61)	9.82
Period Ended 9/30/14(b)	10.41	0.41	0.04	0.45	(0.45)	—	(0.45)	10.41
Class I
Six Months Ended 3/31/18 (Unaudited)	$10.46	0.22	(0.17)	0.05	(0.30)	—	(0.30)	$10.21
Year Ended 9/30/17	9.98	0.49	0.28	0.77	(0.29)	—	(0.29)	10.46
Year Ended 9/30/16	9.82	0.50	0.17	0.67	(0.44)	(0.07)	(0.51)	9.98
Year Ended 9/30/15	10.42	0.48	(0.45)	0.03	(0.28)	(0.35)	(0.63)	9.82
Year Ended 9/30/14	10.35	0.53	0.21	0.74	(0.56)	(0.11)	(0.67)	10.42
Year Ended 9/30/13	10.76	0.60	(0.02)	0.58	(0.60)	(0.39)	(0.99)	10.35

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	For the period from November 27, 2013 (commencement of operations) to September 30, 2014.

FINANCIAL HIGHLIGHTS

RBC Bluebay High Yield Bond Fund

(Selected data for a share outstanding throughout the periods indicated)

		Ratios/Supplemental Data
	Total Return(a)(b)	Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets*	Portfolio Turnover Rate**
Class A
Six Months Ended 3/31/18 (Unaudited)	0.36%(c)	$ 589	0.82%(d)(e)	4.16%(d)	4.10%(d)	68%
Year Ended 9/30/17	7.37%	33	0.70%	4.59%	4.44%	101%
Year Ended 9/30/16	6.86%	831	0.70%	4.86%	2.25%	84%
Year Ended 9/30/15	0.15%	505	0.98%(f)	4.53%	2.38%	128%
Period Ended 9/30/14(g)	4.38%(c)	29	1.20%(d)	4.62%(d)	25.84%(d)	116%
Class I
Six Months Ended 3/31/18 (Unaudited)	0.44%(c)	$39,382	0.55%(d)(e)	4.21%(d)	1.38%(d)	68%
Year Ended 9/30/17	7.89%	37,349	0.45%	4.83%	1.44%	101%
Year Ended 9/30/16	7.14%	31,824	0.45%	5.13%	1.50%	84%
Year Ended 9/30/15	0.28%	29,662	0.75%(f)	4.76%	1.33%	128%
Year Ended 9/30/14	7.36%	34,631	0.95%	5.05%	1.30%	116%
Year Ended 9/30/13	5.54%	29,519	0.95%	5.64%	1.52%	117%

*	During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(a)	Excludes sales charge.

(b)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.

(c)	Not annualized.

(d)	Annualized.

(e)	Beginning November 1, 2017, the net operating expenses were contractually limited to 0.82% and 0.57% of average daily net assets for Class A and Class I respectively. The ratio of net expenses to average net assets represents a blended percentage for the period ended March 31, 2018.

(f)	Beginning August 3, 2015, the net operating expenses were contractually limited to 0.70% and 0.45% of average daily net assets for Class A and Class I respectively. The ratio of net expenses to average net assets represents a blended percentage for the year ended September 30, 2015.

FINANCIAL HIGHLIGHTS

RBC Bluebay High Yield Bond Fund

(Selected data for a share outstanding throughout the periods indicated)

(g)	For the period from November 27, 2013 (commencement of operations) to September 30, 2014.

See Notes to the Financial Statements.

FINANCIAL HIGHLIGHTS

RBC Bluebay Diversified Credit Fund

(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities				Distributions
	Net Asset		Net Realized
	Value,	Net	and Unrealized		Total from	Net	Net			Net Asset
	Beginning	Investment	Gains (Losses)	Redemption	Investment	Investment	Realized	Return	Total	Value, End
	of Period	Income(a)	on Investments	Fees	Activities	Income	Gains	of Capital	Distributions	of Period
Class I
Six Months Ended 3/31/18 (Unaudited)	$10.21	0.21	0.19	—	0.40	(0.33)	—	—	(0.33)	$10.28
Year Ended 9/30/17	10.03	0.36	0.05	—	0.41	(0.23)	—	—	(0.23)	10.21
Year Ended 9/30/16	9.57	0.40	0.31	—	0.71	(0.14)	(0.11)	—	(0.25)	10.03
Period Ended 9/30/15(b)	10.00	0.24	(0.54)	—	(0.30)	(0.13)	—	—	(0.13)	9.57
Class R6
Six Months Ended 3/31/18 (Unaudited)	$10.21	0.21	0.18	—	0.39	(0.33)	—	—	(0.33)	$10.27
Period Ended 9/30/17(c)	9.59	0.26	0.36	—	0.62	—	—	—	—	10.21

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	For the period from December 9, 2014 (commencement of operations) to September 30, 2015.

(c)	For the period from December 27, 2016 (commencement of operations) to September 30, 2017.

FINANCIAL HIGHLIGHTS

RBC Bluebay Diversified Credit Fund

(Selected data for a share outstanding throughout the periods indicated)

			Ratios/Supplemental Data
	Total Return(a)(b)		Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses to Average Net Assets*		Portfolio Turnover Rate**
Class I
Six Months Ended 3/31/18 (Unaudited)	3.88	%(c)	$75,662	0.69	%(d)	4.12	%(d)	1.02	%(d)	129%
Year Ended 9/30/17	4.28%		72,696	1.00%		3.64%		1.32%		215%
Year Ended 9/30/16	7.56%		68,470	1.00%		4.11%		1.29%		246%
Period Ended 9/30/15(e)	(3.08)	%(c)	63,340	1.00	%(d)	2.99	%(d)	1.34	%(d)	193%
Class R6
Six Months Ended 3/31/18 (Unaudited)	3.93	%(c)	$11	0.64	%(d)	4.18	%(d)	39.28	%(d)	129%
Period Ended 9/30/17(f)	6.47	%(c)	11	0.95	%(d)	3.42	%(d)	54.27	%(d)	215%

*	During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(a)	Excludes sales charge.

(b)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.

(c)	Not annualized.

(d)	Annualized.

(e)	For the period from December 9, 2014 (commencement of operations) to September 30, 2015.

(f)	For the period from December 27, 2016 (commencement of operations) to September 30, 2017.

See Notes to the Financial Statements.

NOTES TO FINANCIAL STATEMENTS

March 31, 2018 (Unaudited)

1. Organization:

RBC Funds Trust (the “Trust”) is registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company. The Trust was organized as a Delaware statutory trust on December 16, 2003 and currently consists of 18 portfolios. Overall responsibility for the management of the Trust is vested in its Board of Trustees (the “Board”). This report includes the following three investment portfolios (each a “Fund” and collectively, the “Funds”):

- RBC BlueBay Emerging Market Debt Fund (“Emerging Market Debt Fund”) (formerly known as RBC BlueBay Emerging Market Select Bond Fund)

- RBC BlueBay High Yield Bond Fund (“ High Yield Bond Fund”) (formerly known as RBC BlueBay Global High Yield Bond Fund)

- RBC BlueBay Diversified Credit Fund (“Diversified Credit Fund”)

Class I shares are offered by each Fund; Class A shares are offered by each Fund except Diversified Credit Fund; Class R6 shares are offered by each Fund except High Yield Bond Fund. Class A shares are offered with a 4.25% maximum front-end sales charge and a 1.00% contingent deferred sales charge (“CDSC”) for redemption within 12 months of a $1 million or greater purchase on which no front-end sales charge was paid. Class I shares and Class R6 shares (intended for investors meeting certain investment minimum thresholds) are not subject to either a front-end sales charge or a CDSC.

RBC Global Asset Management (U.S.) Inc. (“RBC GAM (US)” or “Advisor” or “Co-Administrator”) acts as the investment advisor for the Funds and BlueBay Asset Management LLP (“BlueBay“or “Sub-Advisor”) acts as a sub-advisor for each of the Funds. BlueBay Asset Management USA LLC (“BlueBay US”) also acts as a sub-advisor for the High Yield Bond Fund and the Diversified Credit Fund. The officers of the Trust (“Fund Management”) are also employees of RBC GAM (US).

2. Significant Accounting Policies

Each Fund is an investment company that follows accounting and reporting guidance under the Financial Accounting Standards Board. Summarized below are the significant accounting policies of the Funds. These policies conform to accounting principles generally accepted in the United States of America (“U.S. GAAP”). Fund Management follows these policies when preparing financial statements. Fund Management may also be required to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The financial statements are as of the close of regular trading on the New York Stock Exchange (“NYSE”).

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables-Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

Security Valuation:

The Board has adopted pricing and valuation procedures for determining the fair value of each Fund’s investments. Fair value of a security is considered to be the price that a fund might reasonably expect to receive upon its current sale in an orderly transaction between market participants.

Equity securities are generally valued on the basis of prices furnished by third-party pricing services approved by the Board. Equity securities listed on one or more exchanges shall be valued at the last available quoted sale price on the primary trading exchange as of the regularly scheduled closing time of the exchange and are categorized as Level 1 in the fair value hierarchy. (See “Fair Value Measurements” below for additional information). An equity security not listed on an exchange but

NOTES TO FINANCIAL STATEMENTS

listed on NASDAQ shall be valued at the NASDAQ official closing price and is also categorized as Level 1. If there was no sale on the primary exchange on the day the net asset value is calculated or a NASDAQ official closing price is not available, the most recent bid quotation generally will be used and such securities will generally be categorized as Level 2. Investments in open-end investment companies (mutual funds) are valued at net asset value and are categorized as Level 1 in the fair value hierarchy.

Fixed income securities, including to-be-announced (“TBA”) commitments and municipal bonds, are generally valued based on evaluated prices received from third-party pricing services or from broker-dealers who make markets in the securities and are generally categorized as Level 2 in the fair value hierarchy (see “Fair Value Measurements” below for additional information). The pricing services utilize both dealer-supplied valuations and electronic data processing techniques that take into account multiple appropriate factors such as institutional-size trading in similar groups of securities, market spreads, interest rates, and fundamental security analytical data including yield, quality, coupon rate, maturity and type of issue.

Bank loans are valued using recently executed transactions, market price quotations, credit/market events, and cross-asset pricing. Inputs are generally observable market inputs obtained from independent sources. Bank Loans are generally categorized as Level 2 of the fair value hierarchy, unless key inputs are unobservable which would then be as Level 3.

Exchange-traded options, futures and options on futures are valued at the last sale price at the close of the market on the principal exchange on which they are traded. In the absence of any transactions on that day, the closing bid price shall be used for purchased options, futures and options on futures, and the closing ask price shall be used for written options. Such instruments are categorized as Level 1 of the fair value hierarchy. Options contracts traded in the over-the-counter (“OTC”) market shall be valued at the evaluated price provided by an independent pricing service or broker-dealer using a mathematical model which incorporates a number of market data factors, such as trades and prices of the underlying instruments. These contracts are categorized as Level 2 of the fair value hierarchy. Forward foreign currency exchange contracts are marked to market daily based upon foreign currency exchange rates provided by an independent pricing service as of the close of the NYSE, generally 4:00 p.m. EST, and are generally classified as Level 2 within the fair value hierarchy.

Swaps, including credit-default swaps, interest rate swaps and total return swaps, are generally valued by an independent pricing service using a discounted cash flow methodology. This technique is used to value both the fixed and variable components of the swap contracts and takes into account market data and inputs sourced from various institutions and market-makers and includes daily intra-day and closing spreads, credit index quotes, yield curves, and recovery rate assumptions. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair market value of the contract, is included in the Fund’s net assets. These swap contracts are categorized as Level 2 in the fair valuation hierarchy.

Foreign securities valued in non-U.S. dollars are valued in the foreign currency and then converted into the U.S. dollar equivalent using the foreign exchange rate in effect at the close of the NYSE on the day the security’s value is determined. The value of securities traded in markets outside the United States may be affected on a day that the NYSE is closed and an investor is not able to purchase, exchange or redeem shares of the Funds.

The Board has delegated to the Funds’ Pricing Committee (“Pricing Committee”) the responsibility for implementing the pricing and valuation procedures, including responsibility for determining the fair value of the Funds’ securities or other assets and liabilities. The Pricing Committee includes representatives of the Funds’ Advisor, Co-Administrator and Sub-Advisor, including personnel from accounting and operations, investment management, trading, risk management, compliance and legal. The Pricing Committee meets at least quarterly to review and approve Fund valuation matters, including a review of the Funds’ pricing activity and operations, fair value measurements, pricing vendors, policies and procedures, and related controls. At least a quorum of the Pricing Committee shall meet more frequently, as needed, to consider and approve time-sensitive fair valuation matters. The Pricing Committee reports to the Valuation, Portfolio Management and Performance Committee (“Valuation Committee”) of the Board. Members of the Pricing Committee meet with the Valuation

NOTES TO FINANCIAL STATEMENTS

Committee and the Board at each of their regularly scheduled meetings to discuss valuation matters and actions taken during the period.

The Board has adopted procedures to determine the fair value of a security when a price is not available from a pricing service or broker-dealer or Fund Management determines that a price provided by a pricing service or broker-dealer does not approximate fair value. Fair valuation may also be used when a significant valuation event affecting the value of a security or market sector is determined to have occurred between the time when a security’s market closes and the time the Fund’s net asset value is calculated. The fair value of the security will be determined in good faith by the Pricing Committee in accordance with procedures and methodologies adopted by the Board. General factors used in determining the fair value of securities include, but are not limited to, fundamental analytical data relating to the security, the issuer and the market, such as duration, prepayment and default rates; general level of interest rates and changes in interest rates; information from broker-dealers; trading in similar securities; any restrictions on disposition of the security; and an evaluation of the forces that influence the market in which the investments are traded. These securities are either categorized as Level 2 or 3 in the fair value hierarchy, depending on the relevant inputs used.

When the Funds utilize fair valuation methods that use significant unobservable inputs to determine a security’s value, such securities will be categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Funds’ policy is intended to result in a calculation of a Fund’s net asset value that fairly reflects security values as of the time of pricing, the Funds cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Funds could obtain for a security if they were to dispose of it as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Funds may differ from the value that would be realized if the securities were sold.

The Funds’ Pricing Committee employs various methods for calibrating the valuation approach related to securities categorized within Level 2 and Level 3 of the fair value hierarchy. These methods may include regular due diligence of the Funds’ pricing vendors, a regular review of key inputs and assumptions, transaction back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing and stale prices and large movements in market value, and reviews of any market related activities. Additionally, the pricing of all fair value holdings is subsequently reported to the Valuation Committee and Board.

Fair Value Measurements:

The Funds disclose the fair value of their investments in a hierarchy that categorizes investments based on the inputs to valuation techniques used to measure fair value. The three levels of the fair value hierarchy are as follows:

•  Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date.

•  Level 2 - Significant inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active. Observable inputs may include quoted prices for similar securities, interest rates, spreads, prepayment spreads, etc.

•  Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

Inputs used in determining fair value of an investment may include, but are not limited to, price information, volatility statistics, credit and market data, and other factors, all of which may be either observable or unobservable. Inputs can vary among investments and will be impacted by the investment type and volume of activity for the particular security or similar securities in the market. Investments in the Level 3 category are generally supported by transactions and quoted prices from dealers participating in the market for those investments. Investments may be included in the Level 3 category due to a lack of market activity or transparency. Internal valuation models may also be used as

NOTES TO FINANCIAL STATEMENTS

a pricing source for Level 3 investments. Internal valuation models may rely on one or more unobservable inputs, such as estimated cash flows, financial statement analysis and discount rates.

The summary of inputs used to determine the fair value of the Funds’ investments as of March 31, 2018 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Emerging Market Debt Fund
Assets:
Investments in Securities(a)
Corporate Bonds	$—	$4,853,231	$—	$4,853,231
Foreign Governnment Bonds	—	13,898,018	—	13,898,018
Investment Company	1,219,624	—	—	1,219,624
Other Financial Instruments*
Foreign currency exchange contracts - forward contracts	—	47,323	—	47,323
Financial futures contracts	7,158	—	—	7,158
Credit default swaps	—	110,456	—	110,456
Interest rate swaps	—	81,062	—	81,062

Total Assets	$1,226,782	$18,990,090	$—	$20,216,872

Liabilities:
Other Financial Instruments*
Financial futures contracts	$(5,255)	$ —	$—	$ (5,255)
Interest Rate Swaps	—	(51,682)	—	(51,682)
Foreign currency exchange contracts - forward contracts	—	(70,690)	—	(70,690)

Total Liabilities	$(5,255)	$(122,372)	$—	$(127,627)

NOTES TO FINANCIAL STATEMENTS

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
High Yield Bond Fund
Assets:
Investments in Securities(a)
Bank Loans
United States	$—	$345,816	$73,161	$418,977
Corporate Bonds
Australia	—	—	255,000	255,000
Belgium	—	190,163	—	190,163
Brazil	—	512,272	—	512,272
Canada	—	695,866	—	695,866
France	—	390,048	—	390,048
Germany	—	762,787	—	762,787
Ghana	—	225,000	—	225,000
Italy	—	267,614	—	267,614
Luxembourg	—	1,132,206	—	1,132,206
Netherlands	—	718,548	—	718,548
Spain	—	1,056,754	—	1,056,754
Sweden	—	388,360	—	388,360
United Arab Emirates	—	198,712	—	198,712
United Kingdom	—	1,895,189	—	1,895,189
United States	—	27,268,437	—	27,268,437
Zambia	—	379,958	—	379,958
Rights/Warrants
Australia	—	—	—	—
Mexico	—	—	521	521
Common Stocks
Italy	26,816	—	—	26,816
United States	226,025	—	20,833	246,858
Investment Company	1,203,352	—	—	1,203,352
Other Financial Instruments*
Foreign currency exchange contracts - forward contracts	—	13,629	—	13,629
Credit default swaps	—	267,117	—	267,117

Total Assets	$1,456,193	$36,708,476	$349,515	$38,514,184

Liabilities:
Other Financial Instruments*
Financial futures contracts	$(7,128)	$—	$—	$(7,128)

NOTES TO FINANCIAL STATEMENTS

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Diversified Credit Fund
Assets:
Investments in Securities(a)
Convertible Bonds	$—	$11,837,017	$—	$11,837,017
Corporate Bonds
Argentina	—	223,775	—	223,775
Australia	—	—	161,500	161,500
Austria	—	859,648	—	859,648
Azerbaijan	—	374,068	—	374,068
Bahrain	—	297,213	—	297,213
Brazil	—	581,172	—	581,172
Colombia	—	464,276	—	464,276
France	—	1,297,723	—	1,297,723
India	—	155,010	—	155,010
Italy	—	2,530,257	—	2,530,257
Mexico	—	736,562	—	736,562
Mongolia	—	214,563	—	214,563
Netherlands	—	1,366,887	—	1,366,887
Pakistan	—	405,385	—	405,385
Peru	—	422,783	—	422,783
South Africa	—	78,156	—	78,156
Spain	—	4,083,008	—	4,083,008
Switzerland	—	282,746	—	282,746
Ukraine	—	283,044	—	283,044
United Kingdom	—	4,333,199	—	4,333,199
Foreign Governnment Bonds	—	36,878,932	—	36,878,932
Investment Company	5,324,527	—	—	5,324,527
Other Financial Instruments*
Foreign currency exchange contracts - forward contracts	—	31,931	—	31,931
Credit default swaps	—	275,466	—	275,466
Interest rate swaps	—	177,856	—	177,856

Total Assets	$5,324,527	$68,190,677	$161,500	$73,676,704

Liabilities:
Other Financial Instruments*
Financial futures contracts	$(10,206)	$ —	$—	$ (10,206)
Foreign currency exchange contracts - forward contracts	—	(50,522)	—	(50,522)
Interest Rate Swaps	—	(99,543)	—	(99,543)

Total Liabilities	$(10,206)	$(150,065)	$—	$(160,271)

NOTES TO FINANCIAL STATEMENTS

(a) The breakdown of the Fund’s investments by country is disclosed in the Schedules of Portfolio Investments.

*Other financial instruments are instruments shown on the Schedule of Portfolio Investments, such as futures contracts, options, swaps and foreign currency exchange contracts which are valued at fair value.

During the period ended March 31, 2018, the Funds recognized no transfers to/from Level 1 or Level 2. The Fund’s policy is to recognize transfers to/from Level 1, Level 2 and Level 3 at the end of the year utilizing fair value at the beginning of the year.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	High Yield Bond Fund
	Bank Loans– (Norway, United States)	Common Stocks– (United States)	Corporate Bonds– (Australia)	Rights/Warrants– (Mexico)
Balance as of 9/30/17(value)	$83,202	$20,833	$ —	$520
Sales (Paydowns)	(8,699)	—	—	—
Realized gain (loss)	202	—	—	—
Transfer into Level 3	—	—	219,000	—
Change in unrealized appreciation (depreciation)	(1,544)	—	36,000	1

Balance as of 3/31/18(value)	$73,161	$20,833	$255,000	$521

				Diversified Credit Fund
				Corporate Bonds– (Australia)
Balance as of 9/30/17(value)				$ —
Transfer into Level 3				138,700
Change in unrealized appreciation (depreciation)				22,800

Balance as of 3/31/18(value)				$161,500

The Funds’ assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. The significant unobservable inputs used in the fair value measurement of the Funds’ investments may include (i) an estimation of the net present value of anticipated cash flows; (ii) an estimation of a normalized earnings level for the company and (iii) the likelihood of achieving normalized earnings. Significant changes in any of those inputs in isolation may result in a significantly lower or higher fair value measurement.

Foreign Currency Transactions:

The values of foreign securities, foreign currencies and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using current exchange rates each business day.

NOTES TO FINANCIAL STATEMENTS

Fluctuations in the value of foreign currency holdings and other assets and liabilities resulting from movements in currency exchange rates are recorded as unrealized foreign currency gains or losses. The effects of changes in foreign currency exchange rates on investments in securities are not segregated from the effects of changes in market prices of those securities on the Statements of Operations. Such fluctuations are included with the net change in unrealized appreciation/depreciation on investment transactions. However, for tax purposes, the effects of fluctuations in foreign currency exchange rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations are segregated pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for both financial reporting and income tax reporting purposes.

Financial Instruments:

Bank Loans:

A Fund may invest in fixed and floating rate loans from one or more financial institutions (“lender(s)”) to a borrower by way of: (i) assignment/transfer of; or (ii) participation in the whole or part of the loan amount outstanding. In both instances, assignments or participations of such loans must be capable of being freely traded and transferred between investors in the loans. Participations typically will result in a Fund having a contractual relationship only with a lender as grantor of the participation but not with the borrower. A Fund acquires a participation interest only if the lender(s) positioned between the Fund and the borrower is determined by the Sub-Advisor to be creditworthy. When purchasing loan participations, a Fund assumes the economic risk associated with the corporate borrower and the credit risk associated with an interposed bank or other financial intermediary. Loan assignments typically involve a transfer of debt from a lender to a third party. When purchasing loan assignments, a Fund assumes the credit risk associated with the corporate borrower only.

Such loans may be secured or unsecured. Loans that are fully secured offer a Fund more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation. In addition, investments in loans through a direct assignment include the risk that if a loan is terminated, a Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral.

Loan participations typically represent direct participation in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates.

A loan is often administered by an agent bank acting as agent for all holders. Unless, under the terms of the loan or other indebtedness, a Fund has direct recourse against the corporate borrower, the Fund may have to rely on the agent bank or other financial intermediary to apply appropriate credit remedies against a corporate borrower.

When a Fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, the Funds may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by the Funds upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. The Funds may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

In connection with floating rate loan interests, the Funds may also enter into unfunded floating rate loan interests (“commitments”). In connection with these commitments, the Funds earn a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Statement of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation or depreciation is included in the Statements of Assets and Liabilities and Statements of Operations.

As of March 31, 2018, the Funds did not have any unfunded floating rate loan interests.

NOTES TO FINANCIAL STATEMENTS

Payment-in-Kind Securities:

The Funds may invest in payment-in-kind securities (“PIKs”). PIKs give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from the unrealized appreciation or depreciation on investments to interest receivable on the Statement of Assets and Liabilities.

For the period ended March 31, 2018, the total in-kind payments received by the Global High Yield Bond Fund and Diversified Credit Fund with respect to PIKs constituted less than 5% of the Fund’s total income and, therefore, such payments were not disclosed as a separate line item on the Statement of Operations.

Derivatives:

The Funds may use derivative instruments, including futures, forwards, options, indexed securities, swaps and inverse securities as tools in the management of portfolio assets. A Fund may use such derivatives through either the creation of long or short positions to hedge various investments, for investment purposes, for risk management and/or to increase income or gain to the Fund. Derivatives allow a Fund to increase or decrease its risk exposure more quickly and efficiently than other types of instruments. Derivatives may be riskier than other types of investments and could result in losses that significantly exceed a Fund’s original investment. Derivatives are subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives may not be successful, resulting in losses to a Fund, and the cost of such strategies may reduce the Fund’s returns.

Hedging also involves the risk that changes in the value of the derivative will not match those of the holdings being hedged as expected by the Funds, in which case any losses on the holdings being hedged may not be reduced and may be increased. There can be no assurance that a Fund’s hedging strategy will reduce risk or that hedging transactions will be available or cost effective. The Funds are subject to interest rate risk and foreign currency exchange risk in the normal course of pursuing their investment objectives by investing in various derivative financial instruments, as described below.

In addition to the risks associated with derivatives in general, the Funds will also be subject to risks related to swap agreements. Because swap agreements are not exchange-traded, but are private contracts into which a Fund and a swap counterparty enter as principals, a Fund may experience a loss or delay in recovering assets if the counterparty defaults on its obligations. Each Fund will segregate or earmark liquid assets in an amount sufficient to cover its obligations under swap agreements.

Financial Futures Contracts:

The Funds may enter into futures contracts in an effort to manage the duration of the portfolio and hedge against certain market risk. A futures contract on a securities index is an agreement obligating one party to pay, and entitling the other party to receive, during the term of the contract, cash payments based on the level of a specified securities index. Futures transactions involve brokerage costs and require a Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if a Fund had not entered into any futures transactions.

The Funds entered into U.S. Treasury Bond futures, Euro Dollar futures and Euro-Bund futures during the period ended March 31, 2018.

Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Funds each day, depending on the daily fluctuations in the fair value of the underlying instrument. A Fund would record an unrealized gain or loss each day equal to these daily payments.

NOTES TO FINANCIAL STATEMENTS

Open futures contracts are shown on the Schedules of Portfolio Investments. Underlying collateral pledged for open futures contracts is the cash at brokers for financial futures contracts shown on the Statements of Assets and Liabilities at March 31, 2018.

Options:

The Funds may write (or sell) put and call options on the securities that the Funds are authorized to buy or already hold in their portfolio. The Funds may also purchase put and call options.

A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the seller to sell (when the option is exercised), the underlying instrument at the exercise price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise price at any time or at a specified time during the option period. When a Fund purchases (writes) an option, an amount equal to the premium paid (received) by a Fund is reflected as an asset (liability). The amount of the asset (liability) is subsequently marked-to-market to reflect the current market value of the option purchased (written). When an instrument is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the instrument acquired or deducted from (or added to) the proceeds of the instrument sold. When an option expires (or a Fund enters into a closing transaction), a Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium received or paid). When a Fund writes a call option, such option is “covered,” meaning that a Fund holds the underlying instrument subject to being called by the option counterparty, or cash in an amount sufficient to cover the obligation. When a Fund writes a put option, such option is covered by cash in an amount sufficient to cover the obligation.

In purchasing and writing options, a Fund bears the market risk of an unfavorable change in the price of the underlying instrument or the risk that a Fund may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in a Fund purchasing or selling a security at a price different from the current market value.

A Fund may execute transactions in both listed (exchange-traded) and OTC options. Listed options involve minimal counterparty risk since listed options are guaranteed against default by the exchange on which they trade. Transactions in certain OTC options may expose a Fund to the risk of default by the counterparty to the transaction. In the event of default by the counterparty to the OTC option transaction, a Fund’s maximum amount of loss is the premium paid (as purchaser) or the unrealized gain of the contract (as writer).

Forward Foreign Currency Exchange Contracts:

The Funds enter into forward foreign currency contracts (“Forward”) to hedge their exposure to changes in foreign currency exchange rates on foreign portfolio holdings (foreign currency exchange risk). In addition, certain Funds may use a Forward to provide exposure to the foreign currency market. A Forward is an agreement between two parties to purchase or sell a foreign currency at a future date at a negotiated forward rate. A Forward is marked-to-market daily and the change in market value is recorded by the Funds as unrealized appreciation or depreciation until the contract settlement date.

The market value of the Forward is determined using the forward rate for the remainder of the outstanding period of the contract, through the delivery date. When a Forward is closed or settled, the Funds record a realized gain or loss equal to the fluctuation in rates during the period a Forward was open.

In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or seller, is the unrealized gain of the contract.

Details of Forward contracts at period end are included in the Schedules of Portfolio Investments under the caption “Foreign currency exchange contracts.”

Swap Agreements:

The Funds may enter into swap agreements, which are agreements involving two parties to exchange the return generated by a security, currency, commodity, interest rate, index, or other measures for the return generated by another instrument, for example, the agreement to pay interest in exchange for a

NOTES TO FINANCIAL STATEMENTS

market-linked return based on a notional amount. The Funds entered into total return, interest rate, credit default and other swap agreements as of March 31, 2018.

Interest rate swap agreements generally involve the agreement by a Fund to pay a counterparty a fixed or floating rate on a fixed notional amount and to receive a fixed or floating rate on a fixed notional amount, but may also involve the agreement to pay or receive payments derived from changes in interest rates. Periodic payments are generally made during the life of the swap agreement according to the terms and conditions of the agreement and at termination or maturity.

The Funds enter into cross-currency swaps to gain or reduce exposure to foreign currencies or as an economic hedge against either specific transactions or portfolio instruments (foreign currency exchange rate and/or interest rate risk). Cross-currency swaps are interest rate swaps in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps may also involve an exchange of notional amounts at the start, during and/or at expiration of the contract, either at the current spot rate or another specified rate.

The Funds enter into credit default swaps to manage their exposure to the market or certain sectors of the market, to reduce their risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which they are not otherwise exposed (credit risk). The Funds enter into credit default swap agreements to provide a measure of protection against the default of an issuer (as buyer of protection) and/or gain credit exposure to an issuer to which it is not otherwise exposed (as seller of protection). The Funds may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps on single-name issuers are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). Credit default swaps on traded indexes are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a writedown, principal or interest shortfall or default of all or individual underlying securities included in the index occurs. As a buyer, if an underlying credit event occurs, the Funds will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Funds will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.

Total return swap agreements involve the commitments to pay or receive an amount generally determined by reference to a security, index or other measure in exchange for a specific market linked return, based on notional amounts. To the extent that the total return of the security, index or other measure underlying the transaction exceeds or falls short of the offsetting interest rate-based obligation, the Funds receive or make a payment to the counterparty. Interim payments and payments received or made by a Fund at the expiration or other termination of the swap agreements are recorded in the Statement of Operations as realized gains or losses, respectively. Swap agreements are marked-to-market daily based on dealer-supplied valuations, and changes in value, including the periodic amounts of interest to be paid or received on swaps, are recorded as unrealized appreciation/ (depreciation). Risks may exceed amounts recognized on the Statements of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the swap

NOTES TO FINANCIAL STATEMENTS

agreements. Details of swap agreements open at period end are included in the Schedules of Portfolio Investments under the captions “Interest rate swaps”, “Credit default swaps” and “Total return swaps”.

Fair Values of derivative instruments as of March 31, 2018 are as follows:

Fair Values of Derivative Financial Instrument as of March 31, 2018(1)
Statement of Assets and Liabilities Location
Asset Derivatives
	Emerging Market Debt Fund	High Yield Bond Fund	Diversified Credit Fund
Credit Risk:
Credit default swaps, at value	$110,456	$267,117	$275,466
Interest Rate Risk:
Unrealized appreciation on interest rate swaps contracts	81,062	—	177,856
Unrealized appreciation on futures contracts	7,158	—	—
Foreign currency exchange risk:
Unrealized appreciation on forward foreign currency exchange contracts	47,323	13,629	52,741

Total	$245,999	$280,746	$506,063

Liability Derivatives
	Emerging Market Debt Fund	High Yield Bond Fund	Diversified Credit Fund
Interest Rate Risk:
Unrealized depreciation on interest rate swaps	$ 51,682	$ —	$ 99,543
Unrealized depreciation on futures contracts	5,255	7,128	10,206
Foreign currency exchange risk:
Unrealized depreciation on forward foreign currency exchange contracts	70,690	—	71,332

Total	$127,627	$7,128	$181,081

NOTES TO FINANCIAL STATEMENTS

The effect of derivative instruments on the Statement of Operations during the period ended March 31, 2018 is as follows:

Derivative Instruments Categorized by Risk Exposure	Emerging Market Debt Fund	High Yield Bond Fund	Diversified Credit Fund
Net realized Gain/(Loss) From:
Credit Risk:
Credit default swaps	$(14,906)	$ 97,731	$ (91,540)
Equity Risk:
Call options purchased(2)	64,774	64,243	(14,852)
Put options purchased(2)	—	—	716
Written Options	(36,720)	(66,697)	6,330
Interest Rate Risk:
Interest rate swaps	(3,253)	2,400	14,411
Financial futures contracts	64,748	142,596	1,442,457
Foreign currency exchange risk:
Forward foreign currency exchange contracts	(9,048)	(57,912)	(754,873)

Total	$ 65,595	$182,361	$ 602,649

Derivative Instruments Categorized by Risk Exposure	Emerging Market Debt Fund	High Yield Bond Fund	Diversified Credit Fund
Net Change in Unrealized Appreciation/(Depreciation) From:
Credit Risk:
Credit default swaps	$ 6,145	$ 11,963	$ 6,935
Equity Risk:
Call options purchased(3)	—	—	(1,600)
Interest Rate Risk:
Interest rate swaps	(19,753)	—	78,313
Financial futures contracts	5,946	(21,961)	(104,083)
Foreign currency exchange risk:
Forward foreign currency exchange contracts	(63,064)	(63,501)	(119,864)

Total	$(70,726)	$(73,499)	$(140,299)

(1) For open derivative instruments as of March 31, 2018, see the preceding tables on the Schedule of Portfolio Investments for credit contracts, foreign currency exchange contracts, interest rate contracts and written options.

(2) Included in net realized gains/(losses) on investment transactions on Statement of Operations.

(3) Included in net change in unrealized appreciation/(depreciation) on investments on Statement of Operations.

For the period ended March 31, 2018, the average volume of derivative activities based on ending quarterly outstanding amounts are as follows:

	Emerging Market Debt Fund	High Yield Bond Fund	Diversified Credit Fund
Futures long position (contracts)	3	—	—
Futures short position (contracts)	17	35	267
Forward foreign currency exchange contracts purchased (U.S. dollar amounts)	$3,764,970	$5,644,360	$24,430,442

NOTES TO FINANCIAL STATEMENTS

	Emerging Market Debt Fund	High Yield Bond Fund	Diversified Credit Fund
Forward foreign currency exchange contracts sold (U.S. dollar amounts)	$3,383,532	$ —	$ 6,290,215
Purchased options (Cost $)	—	5,808	32,748
Written Options (Premium received $)	—	6,263	3,165
Interest rate swaps (Notional Amount in U.S. Dollars)	5,468,160	—	26,006,046
Credit default swaps (Notional Amount in U.S. Dollars)	749,442	2,000	9,391,162

Counterparty Credit Risk:

Derivatives may also expose a Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations). To the extent amounts due to the Funds from their counterparties are not fully collateralized contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance. A Fund’s maximum risk of loss from counterparty credit risk on over-the-counter (“OTC”) derivatives is generally the aggregate unrealized gain in excess of any collateral pledged by the counterparty to the Funds.

For foreign currency exchange contracts, risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts, or if the foreign currency rates change unfavorably.

The Funds’ risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Funds. For OTC purchased options, the Funds bear the risk of loss in the amount of the premiums paid and change in market value of the options should the counterparty not perform under the contracts. Written options by the Funds do not give rise to counterparty credit risk, as written options obligate the Funds to perform and not the counterparty. Counterparty risk related to exchange-traded financial futures contracts and options is minimal because of the protection against defaults provided by the exchange on which they trade.

With exchange-traded purchased options and futures and centrally cleared swaps, the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

In order to better define its contractual rights and to secure rights that will help the Funds mitigate its counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain

NOTES TO FINANCIAL STATEMENTS

ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

Collateral Requirements:

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty.

Cash collateral that has been pledged to cover obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash due to broker for options contracts, cash at broker for financial futures contracts and segregated cash and foreign currency for options contracts and swap contracts and cash received as payable to broker, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of Portfolio Investments. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g. $500,000) before a transfer is required, which is determined at the close of business of a Fund and any additional required collateral is delivered to/pledged by a Fund on the next business day. Typically, a Fund and its counterparties are not permitted to sell, re-pledge or use the collateral they receive. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, a Fund bears the risk of loss from counterparty non-performance. The Funds attempt to mitigate counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

The following tables present the Funds’ gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Funds as of March 31, 2018:

BlueBay Emerging Market Debt

	Citibank N.A.	Citigroup Global Markets, Inc.	JPMorgan Chase Bank, N.A.	Total
Assets:
Forward Currency Exchange Contracts	$ 47,323	$ —	$ —	$ 47,323
Financial Futures Contracts	—	7,158	—	7,158
Swaps	—	189,031	2,487	191,518

Total Assets	47,323	196,189	2,487	245,999
Liabilities:
Forward Currency Exchange Contracts	70,690	—	—	70,690
Financial Futures Contracts	—	5,255	—	5,255
Swaps	—	51,682	—	51,682

Total Liabilities	70,690	56,937	—	127,627

Total Financial and Derivative Net Assets[1]	(23,367)	139,252	2,487	118,372
Total Collateral Received (Pledged)[2]	—	23,901	—	23,901

Net Amount[3]	$(23,367)	$115,351	$2,487	$ 94,471

NOTES TO FINANCIAL STATEMENTS

BlueBay High Yield Bond

	Citibank N.A.	Citigroup Global Markets, Inc.	Total
Assets:
Forward Currency Exchange Contracts	$13,629	$ —	$ 13,629
Swaps	—	267,117	267,117

Total Assets	13,629	267,117	280,746

Liabilities:
Financial Futures Contracts	—	7,128	7,128

Total Liabilities	—	7,128	7,128

Total Financial and Derivative Net Assets[1]	13,629	259,989	273,618
Total Collateral Received (Pledged)[2]	—	51,031	51,031

Net Amount[3]	$13,629	$208,958	$222,587

BlueBay Diversified Credit

	BNP Paribas SA	Citibank N.A.	Citigroup Global Markets, Inc.	Credit Suisse Securities (USA) LLC	HSBC Securities	Total
Assets:
Forward Currency Exchange Contracts	$ —	$ 41,455	$ 11,286	$ —	$ —	$ 52,741
Swaps	—	—	448,445	—	4,877	453,322

Total Assets	—	41,455	459,731	—	4,877	506,063

Liabilities:
Forward Currency Exchange Contracts	—	54,476	16,856	—	—	71,332
Financial Futures Contracts	—	—	—	10,206	—	10,206
Swaps	6,081	—	93,462	—	—	99,543

Total Liabilities	6,081	54,476	110,318	10,206	—	181,081

Total Financial and Derivative Net Assets[1]	(6,081)	(13,021)	349,413	(10,206)	4,877	324,982
Total Collateral Received (Pledged)[2]	—	—	349,413	—	—	349,413

Net Amount[3]	$(6,081)	$(13,021)	$ —	$(10,206)	$4,877	$ (24,431)

1 The amount of derivatives for offset is limited to the amount of assets and/or liabilities that are subject to a MNA.

2 Excess of collateral received (pledged) from/to the individual counterparty may not be shown for financial reporting purposes.

3 Net amount represents the net amount receivable (payable) from/to the individual counterparty in the event of default.

NOTES TO FINANCIAL STATEMENTS

Credit Enhancement:

Certain obligations held by the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements and third party insurance.

Investment Transactions and Income:

Investment transactions are recorded on trade date. Dividend income net of non-reclaimable withholding taxes is recorded on the ex-dividend date. Realized gains and losses from investment transactions are calculated based on the cost of the specific security (also known as identified cost basis). Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount using the effective yield method.

Expense, Investment Income and Gain/Loss Allocation:

Each Fund pays the expenses that are directly related to its operations, such as custodian fees or advisory fees. Expenses incurred by the Trust, such as trustee or legal fees, are allocated among each of the Funds in the Trust either proportionately based upon each Fund’s relative net assets or using another reasonable basis such as equally across all Funds in the Trust, depending on the nature of the expense. Individual share classes within a Fund are charged expenses specific to that class, such as distribution fees and transfer agent fees. Within a Fund, expenses other than class specific expenses are allocated daily to each class based upon the proportion of relative net assets. Investment income and realized and unrealized gains or losses are allocated to each class of shares based on relative net assets.

Distributions to Shareholders:

Each Fund pays out any income that it receives, less expenses, in the form of dividends and capital gains to its shareholders. Income dividends are declared and paid monthly. Capital gain distributions are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are calculated based on federal income tax regulations, which may differ from US GAAP. These “book/tax” differences may be either temporary or permanent in nature. To the extent these differences are determined, as of the end of the tax year, to be permanent, they are reclassified within a Fund’s capital accounts based on their federal tax basis treatment.

3. Agreements and Other Transactions with Affiliates:

The Trust has entered into an investment advisory agreement with RBC GAM (US) under which RBC GAM (US) manages each Funds’ assets and furnishes related office facilities, equipment, research and personnel. The agreement requires each Fund to pay RBC GAM (US) a monthly fee based upon average daily net assets. Under the terms of the agreement, RBC GAM (US) is entitled to receive fees based on a percentage of the average daily net assets of each of the Funds as follows:

Annual Rate
Emerging Market Debt Fund	0.75%
High Yield Bond Fund	0.70%
Diversified Credit Fund	0.85%

RBC GAM (US) has contractually agreed to waive fees and/or make payments in order to keep total operating expenses (excluding certain fees such as interest, taxes and acquired fund fees and expenses) of the Funds to the following levels pursuant to an expense limitation agreement.

	Class A Annual Rate	Class I Annual Rate	Class R6 Annual Rate
Emerging Market Debt Fund	1.12%	0.87%	0.82%
High Yield Bond Fund	0.82%*	0.57%*	N/A
Diversified Credit Fund	N/A	0.69%	0.64%

NOTES TO FINANCIAL STATEMENTS

* Prior to November 1, 2017, the annual rate for High Yield Bond Fund under the expense limitation agreement was 0.70% for Class A and 0.45% for Class I.

This expense limitation agreement is in place until January 31, 2019 and shall continue for additional one-year terms unless terminated by either party at any time. Each Fund will carry forward, for a period not to exceed 3 years from the date on which a waiver or reimbursement is made by RBC GAM (US), any expenses in excess of the expense limitation and repay RBC GAM (US) such amounts, provided the Fund is able to effect such repayment and remain in compliance with the expense limitation.

The amounts subject to possible recoupment under the expense limitation agreement were:

	FYE 9/30/15	FYE 9/30/16	FYE 9/30/17	FYE 9/30/18	Total
Emerging Market Debt Fund	$179,283	$189,953	$246,646	$127,115	$742,997
High Yield Bond Fund	118,523	336,394	349,860	162,313	967,090
Diversified Credit Fund	—	187,847	222,516	123,128	533,491

Each of the Funds are sub-advised by BlueBay, and the Global High Yield Bond Fund and Diversified Credit Fund are also sub-advised by BlueBay US, which are wholly-owned subsidiaries of Royal Bank of Canada, which is also the parent company of the Advisor. The Sub-Advisors are paid by the Advisor out of the advisory fee paid by the Funds to the Advisor.

RBC GAM (US) serves as co-administrator to the Funds. BNY Mellon serves as co-administrator and fund accounting agent. Services provided under the administrative services agreement include providing day-to-day administration of matters related to the Funds, maintenance of their records and the preparation of reports. Under the terms of the administrative services agreement, RBC GAM (US) does not receive a fee for its role as co-administrator. BNY Mellon receives a fee for its services payable by the Funds based in part on the Funds’ average net assets. BNY Mellon’s fee is included with “Accounting fees” in the Statements of Operations.

Certain Officers and Trustees of the Trust are affiliated with the Advisor. Such Officers and Trustees receive no compensation from the Funds for serving in their respective roles.

The Trust currently pays each of the independent Trustees (Trustees of the Trust who are not directors, officers or employees of the Advisor, either Co-Administrator or Distributor) an annual retainer of $54,000. The Board Chairperson and Audit Committee Chairperson each receive an additional retainer of $2,500 annually, and all other trustees serving as Chair of a Board committee each receive an additional retainer of $1,000 annually. In addition, Independent Trustees receive a quarterly meeting fee of $6,500 for each in-person Board meeting attended, a meeting fee of $1,500 for each telephonic or Special Board meeting attended, a $1,500 fee for each Board committee meeting attended, and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings. These amounts are included in the Statement of Operations in “Trustees’ fees”.

In conjunction with the launch of each of the Funds, the Advisor invested seed capital in each Fund to provide each Fund with its initial investment assets. The table below shows, as of March 31, 2018, each Fund’s net assets, the shares (if any) of each Fund held by the Advisor, and the percent of total net assets represented by the Advisor’s investment.

	Net Assets	Shares held by Advisor	% of Fund Net Assets
Emerging Market Debt Fund	$20,088,144	1,119	0.1%
High Yield Bond Fund	$39,971,074	2,923,837	74.7%
Diversified Credit Fund	$75,673,294	4,941,788	67.1%

4. Fund Distribution:

Each of the Funds that offers Class A shares has adopted a Master Distribution 12b-1 Plan (the “Plan”) in which Quasar Distributors LLC (the “Distributor”) acts as the Funds’ distributor. The Plan permits each Fund to make payments for, or to reimburse the Distributor for, distribution-related costs and expenses of marketing shares of Class A covered under the Plan, and/or for providing shareholder

NOTES TO FINANCIAL STATEMENTS

services. The Plan does not apply to Class I and Class R6. The following chart shows the current Plan fee rate for Class A.

Class A
12b-1 Plan Fee	0.25%*

* Under the 12b-1 plan, the maximum fee rate for Class A shares is 0.50%. Currently the Board has approved an annual limit of 0.25%.

Plan fees are based on average daily net assets of Class A. Up to 0.25% of each Plan fee may be designated as a service fee, as defined by the applicable rules of the Financial Industry Regulatory Authority. The Distributor, subject to applicable legal requirements, may waive the Plan fee voluntarily, in whole or in part. For the period ended March 31, 2018, there were no fees waived by the Distributor.

For the period ended March 31, 2018, the Distributor did not receive any commissions for front-end sales charges of Class A shares, of the Funds.

The Distributor did not receive any CDSC fees from Class A shares of the Funds during the period ended March 31, 2018.

5. Securities Transactions:

The cost of securities purchased and proceeds from securities sold (excluding securities maturing less than one year from acquisition) for the period ended March 31, 2018 were as follows:

	Purchases	Sales
Emerging Market Debt Fund	$36,131,961	$33,660,765
High Yield Bond Fund	27,171,618	24,497,608
Diversified Credit Fund	85,783,482	85,870,408

NOTES TO FINANCIAL STATEMENTS

6. Capital Share Transactions:

The Trust is authorized to issue an unlimited number of shares of beneficial interest (“shares outstanding”) without par value. Transactions in capital stock of the Funds are summarized on the following pages:

	Emerging Market Debt Fund		High Yield Bond Fund
	For the Six Months Ended March 31, 2018 (Unaudited)	For the Year Ended September 30, 2017	For the Six Months Ended March 31, 2018 (Unaudited)	For the Year Ended September 30, 2017
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$—	$19,959	$559,810	$1,100
Distributions reinvested	1,768	—	1,020	4,553
Cost of shares redeemed	(31,051)	(69,425)	(2,334)	(805,205)

Change in Class A	$(29,283)	$(49,466)	$558,496	$(799,552)

Class I
Proceeds from shares issued	$2,055,400	$3,157,041	$2,382,401	$4,697,903
Distributions reinvested	646,169	—	1,088,834	962,932
Cost of shares redeemed	(488,898)	(4,747,215)	(497,126)	(1,812,091)

Change in Class I	$2,212,671	$(1,590,174)	$2,974,109	$3,848,744

Class R6
Proceeds from shares issued	$—	$10,000	$—	$—
Distributions reinvested	379	—	—	—

Change in Class R6	$379	$10,000	$—	$—

Change in net assets resulting from capital transactions	$2,183,767	$(1,629,640)	$3,532,605	$3,049,192

SHARE TRANSACTIONS:
Class A
Issued	—	1,906	54,939	107
Reinvested	177	—	99	457
Redeemed	(3,075)	(7,277)	(223)	(80,617)

Change in Class A	(2,898)	(5,371)	54,815	(80,053)

Class I
Issued	204,176	324,491	230,221	464,576
Reinvested	64,246	—	105,434	95,665
Redeemed	(47,642)	(493,110)	(48,079)	(179,281)

Change in Class I	220,780	(168,619)	287,576	380,960

Class R6
Issued	—	1,081	—	—
Reinvested	38	—	—	—

Change in Class R6	38	1,081	—	—

Change in shares resulting from capital transactions	217,920	(172,909)	342,391	300,907

NOTES TO FINANCIAL STATEMENTS

	Diversified Credit Fund
	For the Six Months Ended March 31, 2018 (Unaudited)	For the Year Ended September 30, 2017
CAPITAL TRANSACTIONS:
Class I
Proceeds from shares issued	$ 469,774	$ 1,773,417
Distributions reinvested	2,350,862	1,586,698
Cost of shares redeemed	(321,663)	(546,654)

Change in Class I	$2,498,973	$2,813,461

Class R6
Proceeds from shares issued	$ —	$ 10,000
Distributions reinvested	350	—

Change in Class R6	$ 350	$ 10,000

Change in net assets resulting from capital transactions	$2,499,323	$2,823,461

SHARE TRANSACTIONS:
Class I
Issued	46,022	178,641
Reinvested	232,283	165,626
Redeemed	(31,398)	(54,955)

Change in Class I	246,907	289,312

Class R6
Issued	—	1,043
Reinvested	34	—

Change in Class R6	34	1,043

Change in shares resulting from capital transactions	246,941	290,355

7. Federal Income Taxes:

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to distribute substantially all of its net investment income and net realized capital gains. Therefore, no federal tax liability is recorded in the financial statements of each Fund.

Fund Management has analyzed the Funds’ tax positions taken or expected to be taken on federal income tax returns for all open tax years (the tax years ended September 30 of the years 2014, 2015, 2016 and 2017 for all Funds, except Diversified Credit Fund which is the tax years ended September 30 of the years 2015, 2016 and 2017), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

NOTES TO FINANCIAL STATEMENTS

As of March 31, 2018, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for each Fund was as follows:

	Tax Cost Of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Emerging Market Debt Fund	$20,230,165	$133,949	$(393,241)	$(259,292)
High Yield Bond Fund	38,493,776	495,125	(755,463)	(260,338)
Diversified Credit Fund	72,495,066	1,761,423	(1,065,038)	696,385

The difference between book basis and tax basis unrealized appreciation/depreciation is attributable primarily to the tax deferral of losses on wash sales, currency straddle losses and MTM on derivatives.

The tax character of distributions during the year ended September 30, 2017 were as follows:

	Distributions Paid From
	Ordinary Income	Total Taxable Distributions	Total Distributions Paid
Emerging Market Debt Fund	$—	$—	$—
High Yield Bond Fund	967,545	967,545	967,545
Diversified Credit Fund	1,593,358	1,593,358	1,593,358

The tax basis of components of accumulated earnings/(losses) and tax character of distributions are determined at fiscal year end, and will be included in the Annual Report dated September 30, 2018.

As of September 30, 2017, the Emerging Market Debt Fund, High Yield Bond Fund and Diversified Credit Fund had a short-term capital loss carryforward of $5,338,206, $0 and $950,860, respectively and a long-term capital loss carryforward of $72,144, $382,825 and $426,068, respectively, available to offset future realized capital gains in accordance with the Regulated Investment Company Modernization Act of 2010. These capital loss carryforwards are not subject to expiration and must first be utilized to offset future realized gains of the same character.

Under current tax law, capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Funds had no capital losses which will be treated as arising on the first business day of the fiscal year ending September 30, 2018.

8. Market Timing:

The Trust strongly discourages attempts at market timing by Fund shareholders. Each Fund charges a redemption fee of 2% of the value of the shares redeemed or exchanged within 30 days of purchase, in addition to limiting the number of exchanges that may be made between Funds to five (5) per calendar year. When assessed, the redemption fee is deducted from the redemption proceeds and retained by the Fund, not by the Advisor. This redemption fee is not charged in cases where, for example, the redemption results from an automatic reinvestment or asset re-allocation not specifically directed by the shareholder. The Trust also reserves the right to reject any Fund purchase order made by persons deemed to be market timers. The Funds’ prospectus contains a full description of the Trust’s policies on market timing and/or excessive trading. The redemption fee is recorded as a credit to capital and is included in the capital transactions on the Statements of Changes in Net Assets.

During the six months ended March 31, 2018, there were no redemption fees collected by the Funds.

9. Commitments:

High Yield Bond Fund may invest in floating rate loan interests. In connection with these investments, High Yield Bond Fund may also enter into bridge loan commitments (“commitments”). Commitments may obligate High Yield Bond Fund to furnish temporary financing to a borrower until permanent

NOTES TO FINANCIAL STATEMENTS

financing can be arranged. As of March 31, 2018, High Yield Bond Fund had no outstanding commitments. In connection with these commitments, High Yield Bond Fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Statements of Operations, is recognized ratably over the commitment period.

10. Significant Risks

Shareholder concentration risk:

As of March 31, 2018, the Funds had omnibus accounts which owned more than 10% of a Fund’s outstanding shares as shown below:

	# of Non-Affiliated Omnibus Accounts	% of Fund
Emerging Market Debt Fund	1	25.1%
High Yield Bond Fund	1	20.3%
Diversified Credit Fund	1	30.0%

In addition, two unaffiliated shareholders in aggregate owned 70.4% of the Emerging Market Debt Fund and one unaffiliated shareholder owned 30.0% of the Diversified Credit Fund as of March 31, 2018. Significant transactions by these shareholders may impact the Funds’ performance.

11. Subsequent Events:

Fund Management has evaluated the impact of all subsequent events on the Funds and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

SHARE CLASS INFORMATION (UNAUDITED)

The Funds offer Class A, Class I and Class R6 shares.

Class A

Class A shares are available in all Funds except Diversified Credit Fund. This share class is available for purchase primarily through investment advisors, broker-dealers, banks and other financial services intermediaries. Class A shares of the Funds are currently subject to a maximum up-front sales charge of 4.25% and a 1.00% CDSC for redemption within 12 months of a $1 million or greater purchase. Class A shares currently include a 0.25% (25 bps) annual 12b-1 service and distribution fee.

Class I

Class I shares are available in all Funds. This share class is intended for investors meeting certain minimum investment thresholds. This share class does not have an up-front sales charge (load) or a 12b-1 service and distribution fee.

Class R6

Class R6 shares are available in Emerging Market Debt Fund and Diversified Credit Fund. This share class is intended for investors meeting certain minimum investment thresholds. This share class does not have an up-front sales charge (load) or a 12b-1 service and distribution fee.

SUPPLEMENTAL INFORMATION (UNAUDITED)

Shareholder Expense Examples

As a shareholder of the the RBC Funds, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the RBC Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2017 through March 31, 2018.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

		Beginning Account Value 10/1/17	Ending Account Value 3/31/18	Expenses Paid During Period* 10/1/17–3/31/18	Annualized Expense Ratio During Period 10/1/17–3/31/18
Emerging Market Debt Fund
	Class A	$1,000.00	$1,000.30	$5.69	1.14%
	Class I	1,000.00	1,000.30	4.44	0.89%
	Class R6	1,000.00	1,001.00	4.24	0.85%
High Yield Bond Fund
	Class A	1,000.00	1,003.60	4.10	0.82%
	Class I	1,000.00	1,004.40	2.75	0.55%
Diversified Credit Fund
	Class I	1,000.00	1,038.80	3.51	0.69%
	Class R6	1,000.00	1,039.30	3.25	0.64%

*Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 182/365 (to reflect one half year period).

SUPPLEMENTAL INFORMATION (UNAUDITED)

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each RBC Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value 10/1/17	Ending Account Value 3/31/18	Expenses Paid During Period* 10/1/17-3/31/18	Annualized Expense Ratio During Period 10/1/17-3/31/18
Emerging Market Debt Fund
	Class A	$1,000.00	$1,019.25	$5.74	1.14%
	Class I	1,000.00	1,020.49	4.48	0.89%
	Class R6	1,000.00	1,020.69	4.28	0.85%
High Yield Bond Fund
	Class A	1,000.00	1,020.84	4.13	0.82%
	Class I	1,000.00	1,022.19	2.77	0.55%
Diversified Credit Fund
	Class I	1,000.00	1,021.49	3.48	0.69%
	Class R6	1,000.00	1,021.74	3.23	0.64%

*Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 182/365 (to reflect one half year period).

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RBC Funds

P.O. Box 701

Milwaukee, WI 53201-0701

800-422-2766

www.rbcgam.us

Performance data represents past performance and does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

This report and the financial statements contained herein are provided for the information of RBC Funds shareholders. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, charges and expenses of the funds. Please read the prospectus carefully before investing.

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. There is no assurance that certain securities will remain in or out of each fund’s portfolio. The views expressed in this report reflect those of the portfolio managers through the period ended March 31, 2018.

NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

RBC Global Asset Management (U.S.) Inc. serves as investment advisor for the RBC Funds.

RBC Funds are distributed by Quasar Distributors LLC.

The RBC Funds are pleased to offer shareholder reports printed entirely on Forest

Stewardship Council® certified paper. FSC® certification ensures that the paper used in this report contains fiber from well-managed and responsibly harvested forests that meet strict environmental and socioeconomic standards.

RBCF-BB SAR 03-18

	RBC Funds
About your Semi Annual	This semi-annual report (Unaudited) includes detailed information about your Fund including financial statements, performance, and a complete list of its holdings.
Report

The RBC Funds compare their performance against various indices. Each of these indices is a widely recognized measure of return for the underlying category of securities. However, the indices are unmanaged, do not include fees, and cannot be invested in directly.

	We hope the financial information presented will help you evaluate your investment in the RBC Funds. We also encourage you to read your Fund’s prospectus for further detail as to your Fund’s investment policies and risk profile. RBC Funds prospectuses and performance information subsequent to the date of this report are available on our website at www.rbcgam.us.

	A description of the policies and procedures that your Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-422-2766; (ii) on the Fund’s website at www.rbcgam.us; and (iii) on the Securities and Exchange Commission’s (the “Commission”) website at http://www.sec.gov.

	Information regarding how your Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) on the Fund’s website at www.rbcgam.us; and (ii) on the Commission’s website at http://www.sec.gov.

A schedule of each Fund’s portfolio holdings is filed with the Commission for the first and third quarters of each fiscal year on Form N-Q. This information is available on the Commission’s website at http://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room is available by calling 1-800-SEC-0330.

Table of	Portfolio Managers	1
Contents	Performance Summary	3
	Fund Statistics
	- RBC SMID Cap Growth Fund	7
	- RBC Enterprise Fund	8
	- RBC Small Cap Core Fund	9
	- RBC Microcap Value Fund	10
	- RBC Small Cap Value Fund	11
	Schedule of Portfolio Investments	12
	Financial Statements
	- Statements of Assets and Liabilities	35
	- Statements of Operations	39
	- Statements of Changes in Net Assets	41
	Financial Highlights	46
	Notes to Financial Statements	58
	Share Class Information	71
	Supplemental Information	72

PORTFOLIO MANAGERS

RBC Global Asset Management (U.S.) Inc. (“RBC GAM (US)”) serves as the investment advisor to the RBC Funds. RBC GAM (US) employs a team approach to the management of the Funds, with no individual team member being solely responsible for the investment decisions.

Lance F. James

Managing Director, Senior Portfolio Manager

Lance James heads the team responsible for the Microcap Core/Enterprise, Small Cap Core, Small Cap Value and Mid Cap Value strategies at RBC GAM (US) and is responsible for portfolio management of the RBC Small Cap Core Fund, RBC Enterprise Fund, RBC Microcap Value Fund, and RBC Small Cap Value Fund. Prior to joining RBC GAM (US) in 2006, Lance was an equity analyst and portfolio manager for OFI Institutional and Babson Capital Management, affiliated companies of Mass Mutual Life Insurance Company. During his tenure he served as head of the firm’s small/mid cap value investment team. Prior to joining Babson Capital in 1986, Lance worked at Rockwell International Corporation, EBF Associates of Boston and Hewitt Associates. Lance began his career in the investment industry in 1980. He received an AB in Economics from Princeton University and an MBA in Finance from the Wharton School of Business at the University of Pennsylvania.

Lance F. James

George Prince

Vice President, Portfolio Manager, Senior Equity Analyst

George Prince serves as the co-portfolio manager for the RBC Enterprise Fund. George also serves as a research analyst for the Small Cap Core, Small Cap Value and Mid Cap Value strategies. He joined RBC GAM (US) in 2006 from Eagle Asset Management, where he was a senior equity analyst. Prior to his experience at Eagle Asset Management, George was an analyst at Babson Capital Management. George also has a great deal of entrepreneurial experience and founded SignStorey, a leader in place-based digital communications in retail stores and co-founded Cutting Edge Inc., a global CAD-CAM technology company. George has over 12 years of investment industry experience. He received a BA from Yale University.

George Prince

Kenneth A. Tyszko, CPA, CFA

Managing Director, Senior Portfolio Manager

Ken Tyszko is responsible for portfolio management of the RBC SMID Cap Growth Fund, and is responsible for small, SMID and mid cap growth strategies research and portfolio management at RBC GAM (US). Ken has been in the investment industry since 1984 and has been managing small cap growth and SMID cap growth portfolios since 1988. He joined RBC GAM (US) in 2001. Ken previously served as a portfolio manager for Oberweis Asset Management, ABN AMRO Asset Management (USA) Inc., ABN AMRO Incorporated, and Sears Investment Management Company. His background also includes experience at Main Hurdman, an international accounting and consulting firm. Ken earned a BS in Accountancy from the University of Illinois. He is a CFA charterholder. Ken is a member of the Illinois CPA Society, the CFA Society of Chicago, and the CFA Institute. He has been a guest on Bloomberg Television, Bloomberg Radio, CNBC, and WebFN.

Kenneth A. Tyszko, CPA, CFA

1

PORTFOLIO MANAGERS

Eric Autio

Eric Autio

Senior Equity Analyst/Portfolio Manager

Eric Autio serves as a co-portfolio manager for the RBC Small Cap Value Fund and provides research and analysis for the Microcap Core, Small Cap Core, Small Cap Value and Mid Cap Value strategies at RBC GAM (US). Prior to joining RBC GAM (US) in 2014, he was Senior Equity Analyst and Partner at Buckhead Capital Management where he served as an industry generalist on the small and SMID cap value team. Previously, Eric was Research Analyst and Vice President at SunTrust Robinson Humphrey covering a diverse range of sectors including retail, industrials and business services. He also served as Director with Carolinas Real Data, managing the company’s North Carolina commercial real estate research and software products portfolio, and worked in the Capital Management Group at Wells Fargo. Eric holds a B.A. from Davidson College and an M.B.A. from the Kellogg School of Management at Northwestern University.

2

PERFORMANCE SUMMARY

	1 Year	3 Year	5 Year	10 Year	Since Inception	Net Expense Ratio(a)(b)		Gross Expense Ratio(a)(b)
Average Annual Total Returns as of March 31, 2018 (Unaudited)

RBC SMID Cap Growth Fund(c)(d)
Class A
- Including Max Sales Charge of 5.75%	7.63%	6.73%	9.38%	8.84%	10.74%
- At Net Asset Value	14.22%	8.87%	10.69%	9.49%	10.99%	1.10%		1.50%
Class I
- At Net Asset Value	14.57%	9.14%	10.96%	9.77%	11.30%	0.85%		1.07%
Class R6
- At Net Asset Value	14.64%	9.22%	11.06%	9.98%	11.56%	0.80	%(h)	50.53	%(h)

Russell 2500 Growth Index(i)	19.92%	9.11%	13.37%	11.17%	10.61%
RBC Enterprise Fund(e)(f)
Class A(g)
- Including Max Sales Charge of 5.75%	6.11%	3.99%	6.48%	7.50%	10.16%
- At Net Asset Value	12.56%	6.06%	7.75%	8.14%	10.35%	1.33%		1.96%
Class I(g)
- At Net Asset Value	12.85%	6.33%	8.03%	8.40%	10.62%	1.08%		1.28%

Russell Microcap Index(i)	13.50%	8.04%	11.76%	9.19%	N/A
RBC Small Cap Core Fund(j)(k)
Class A(n)
- Including Max Sales Charge of 5.75%	2.45%	4.31%	8.48%	9.71%	10.24%
- At Net Asset Value	8.69%	6.38%	9.77%	10.36%	10.48%	1.15%		1.47%
Class I(n)
- At Net Asset Value	8.96%	6.65%	10.04%	10.64%	10.63%	0.90%		1.15%
Class R6
- At Net Asset Value	9.02%	6.69%	10.08%	10.81%	11.04%	0.87	%(h)	6.88	%(h)

Russell 2000 Index(i)	11.79%	8.39%	11.47%	9.84%	10.02%
RBC Microcap Value Fund(l)(m)
Class A(o)
- Including Max Sales Charge of 5.75%	1.35%	3.68%	9.27%	8.14%	9.13%
- At Net Asset Value	7.54%	5.75%	10.57%	8.78%	9.34%	1.32%		1.75%
Class I(o)
- At Net Asset Value	7.87%	6.03%	10.86%	9.07%	9.61%	1.07%		1.25%
Russell Microcap Value Index(i)	12.74%	10.44%	12.30%	8.76%	N/A

3

PERFORMANCE SUMMARY

	1 Year	3 Year	5 Year	10 Year	Since Inception	Net Expense Ratio(a)(b)		Gross Expense Ratio(a)(b)
Average Annual Total Returns as of March 31, 2018 (Unaudited)

RBC Small Cap Value Fund(p)
Class I
- At Net Asset Value	6.14%	10.19%	N/A	N/A	10.74%	1.00%		1.19%
Class R6
- At Net Asset Value	6.27%	10.28%	N/A	N/A	10.83%	0.95	%(h)	1.31	%(h)

Russell 2000 Value Index(i)	5.13%	7.87%	9.96%	N/A	8.40%

Performance data quoted represents past performance. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted. Performance shown reflects contractual fee waivers, without such fee waivers total returns would be reduced. Performance information does not reflect the 2% fee on shares redeemed or exchanged within 30 days of purchase. If such redemption fee was included, performance would be reduced. For performance data current to the most recent month-end go to www.rbcgam.us. Please see footnotes below.

(a)	The Funds’ expenses reflect the most recent fiscal year ended September 30, 2017 except for Class R6 of SMID Cap Growth Fund , Small Cap Core Fund and Small Cap Value Fund , which is for the period from November 21,2016 (commencement of operations) to September 30, 2017.

(b)	The advisor has contractually agreed to waive fees and/or make payments in order to keep total operating expenses at annual ratios of 1.07% for Class A, 0.82% for Class I and 0.77% for Class R6 of SMID Cap Growth Fund; 1.33% for Class A and 1.08% for Class I of Enterprise Fund; 1.15% for Class A, 0.90% for Class I and 0.87% for Class R6 of Small Cap Core Fund; 1.32% for Class A and 1.07% for Class I of Microcap Value Fund; and 0.95% for Class I and 0.90% for Class R6 of Small Cap Value Fund until January 31, 2019.

(c)	The performance in the table for the period from June 1, 1994 to April 19, 2004 reflects the performance of RBC Mid Cap Equity Fund, the predecessor to RBC SMID Cap Growth Fund. The performance of the Fund also includes the performance of a common trust fund (“CTF”) account advised by RBC GAM (US) (including its predecessor) and managed the same as the Fund in all material respects for the period from December 31, 1990 to June 1, 1994, as adjusted to reflect the full contractual rate of expenses associated with the Fund at its inception. The CTF account was not registered with the SEC under the 1940 Act and therefore was not subject to the investment restrictions imposed by law on registered mutual funds. If the CTF account had been registered, the CTF account’s performance may have been adversely affected. Fund performance reflects applicable fee waivers/expense reimbursements (which, if excluded, would cause performance to be lower).

(d)	The since inception date (commencement of operations) of the Fund is December 31, 1990 for Class I and Class A shares and November 21, 2016 for Class R6 shares. The performance in the table for the Class R6 shares prior to November 21, 2016 reflects the performance of the Class I shares since the Fund’s inception.

(e)	The performance in the table for the period from December 2, 1983 to April 19, 2004 reflects the performance of Babson Enterprise Fund, the predecessor to RBC Enterprise Fund. Fund performance reflects applicable fee waivers/expense reimbursements (which, if excluded, would cause performance to be lower).

(f)	The since inception date (commencement of operations) of the Fund is December 2, 1983. The performance of the index since inception of the Fund is calculated from November 30, 1983.

4

PERFORMANCE SUMMARY

(g)	Performance shown for periods prior to the inception date of Class A (April 19, 2004) and Class I (September 30, 2004) is based on the performance of a class of shares that is no longer offered, adjusted to reflect the fees and expenses and any applicable sales charges of the applicable class. The inception date of the Fund and the prior class of shares is December 2, 1983.

(h)	Annualized.

(i)	Each of the comparative indices is a widely recognized market value weighted measure of the return of securities, but do not include sales fees or operating expenses. You cannot invest directly in indices.

(j)	The performance in the table for the period from August 5, 1991 to April 19, 2004 reflects the performance of Babson Enterprise Fund II, the predecessor to RBC Small Cap Core Fund. Fund performance reflects applicable fee waivers/expense reimbursements (which, if excluded, would cause performance to be lower).

(k)	The since inception date (commencement of operations) of the Fund is August 5, 1991 for Class I and Class A shares and November 21, 2016 for Class R6 shares. The performance in the table for the Class R6 shares prior to November 21, 2016 reflects the performance of the Class I shares since the Fund’s inception. The performance of the index since inception of the Fund is calculated from July 31, 1991.

(l)	The performance in the table for the period from September 10, 1987 to April 19, 2004 reflects the performance of Shadow Stock Fund, the predecessor to RBC Microcap Value Fund. Fund performance reflects applicable fee waivers/expense reimbursements (which, if excluded, would cause performance to be lower).

(m)	The since inception date (commencement of operations) of the Fund is September 10, 1987. The performance of the index since inception of the Fund is calculated from August 31, 1987.

(n)	Class I shares were previously designated Class S shares prior to November 27, 2012. The inception date of the Fund (Class S) is August 5, 1991. Performance shown for periods prior to the inception date of Class A (April 19, 2004) is based on the performance of Class S shares, adjusted to reflect the fees and expenses and any applicable sales charges of the applicable class.

(o)	Class I shares were previously designated Class S shares prior to November 27, 2012. The inception date of the Fund (Class S) is September 10, 1987. Performance shown for periods prior to the inception date of Class A (April 19, 2004) is based on the performance of Class S shares, adjusted to reflect the fees and expenses and any applicable sales charges of the applicable class.

(p)	The since inception date (commencement of operations) of the Fund is December 3, 2014 for Class I shares and November 21, 2016 for Class R6 shares. The performance in the table for the Class R6 shares prior to November 21, 2016 reflects the performance of the Class I shares since the Fund’s inception. The performance of the index since inception of the Fund is calculated from December 3, 2014.

5

PERFORMANCE SUMMARY

The Russell 2000 Value Index measures the performance of the small capitalization value segment of the U.S. equity market. It includes those companies with lower price-to-book ratios and lower forecasted growth rates in the Russell 2000® Index, which comprises approximately 2,000 small capitalization companies in the Russell 3000® Index. You cannot invest directly in an index.

The Russell 2000 Index measures the performance of the small capitalization segment of the U.S. equity market. It comprises approximately 2,000 small capitalization companies in the Russell 3000® Index. You cannot invest directly in an index.

The Russell Microcap Index measures the performance of the micro capitalization segment of the U.S. equity market. It comprises the smallest 1,000 companies in the Russell 2000 Index plus 1,000 smaller U.S. equities. You cannot invest directly in an index.

The Russell Microcap Value Index measures the performance of the micro capitalization value segment of the U.S. equity market. It includes those companies with lower price-to-book ratios and lower forecasted growth rates in the Russell Microcap® Index, which comprises the smallest 1,000 companies in the Russell 2000® Index plus 1,000 smaller U.S. equities. You cannot invest directly in an index.

The Russell 2500 Growth Index measures the performance of the small and mid capitalization growth segment of the U.S. equity market. It includes those companies with higher price-to-book ratios and higher forecasted growth rates in the Russell 2500™ Index, which comprises the smallest 2,500 companies in the Russell 3000® Index. You cannot invest directly in an index.

6

FUND STATISTICS (UNAUDITED)

RBC SMID Cap Growth Fund
Long-term capital appreciation.				Investment
				Objective
Russell 2500 Growth Index				Benchmark

				Asset Allocation as of 3/31/18 (% of fund’s investments) & Top Five Industries (as of 3/31/18) (% of fund’s net assets)
				Top Ten Holdings (excluding investment companies) (as of 3/31/18) (% of fund’s net assets)
Abiomed, Inc.	2.74%	WEX, Inc.	1.92%
MercadoLibre, Inc.	2.46%	Waters Corp.	1.90%
Raymond James Financial, Inc.	2.15%	Teledyne Technologies, Inc.	1.77%
Cantel Medical Corp.	2.09%	Microsemi Corp.	1.74%
Synopsys, Inc.	2.01%	Copart, Inc.	1.72%
*A listing of all portfolio holdings can be found beginning on page 12

				Growth of $250,000 Initial Investment Over 10 Years

The graph reflects an initial investment of $250,000 over 10 year period and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance of other classes will vary due to differences in fee structures.

7

	FUND STATISTICS (UNAUDITED)

	RBC Enterprise Fund
Investment Objective	Long-term growth of capital and income.
Benchmark	Russell Microcap Index

Asset Allocation as of 3/31/18 (% of fund’s investments) & Top Five Industries (as of 3/31/18) (% of Fund’s net assets)
Top Ten Holdings (excluding investment companies) (as of 3/31/18) (% of Fund’s net	Patrick Industries, Inc.	4.64%	Grand Canyon Education, Inc.	3.21%
	Columbus McKinnon Corp.	4.34%	Preferred Bank/Los Angeles, CA	2.70%
	Compass Diversified Holdings LP	4.02%	Pacific Premier Bancorp, Inc.	2.68%
	Novanta, Inc.	3.51%	OMNOVA Solutions, Inc.	2.56%
	Universal Stainless & Alloy Products, Inc.	3.28%	Callon Petroleum Co.	2.41%
assets)	*A listing of all portfolio holdings can be found beginning on page 15

Growth of $250,000 Initial Investment Over 10 Years

	The graph reflects an initial investment of $250,000 over 10 year period and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance of other classes will vary due to differences in fee structures.

8

FUND STATISTICS (UNAUDITED)

RBC Small Cap Core Fund
Long-term growth of capital and income.				Investment
				Objective
Russell 2000 Index				Benchmark

				Asset Allocation as of 3/31/18 (% of Fund’s investments) & Top Five Industries (as of 3/31/18) (% of Fund’s net assets)
Patrick Industries, Inc.	4.66%	ACCO Brands Corp.	2.99%	Top Ten Holdings (excluding investment companies) (as of 3/31/18) (% of Fund’s net assets)
Columbus McKinnon Corp.	3.70%	LCI Industries	2.72%
MKS Instruments, Inc.	3.65%	Emergent BioSolutions, Inc.	2.67%
Compass Diversified Holdings LP	3.50%	Greenbrier Cos., Inc. (The)	2.42%
Grand Canyon Education, Inc.	3.45%	NN, Inc.	2.32%
*A listing of all portfolio holdings can be found beginning on page 19

				Growth of $250,000 Initial Investment Over 10 Years

The graph reflects an initial investment of $250,000 over 10 year period and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance of other classes will vary due to differences in fee structures.

9

	FUND STATISTICS (UNAUDITED)

	RBC Microcap Value Fund
Investment Objective	Long-term growth of capital.
Benchmark	Russell Microcap Value Index

Asset Allocation as of 3/31/18 (% of fund’s investments) & Top Five Industries (as of 3/31/18) (% of Fund’s net assets)
Top Ten Holdings (excluding investment companies) (as of 3/31/18) (% of Fund’s net	Federal Agricultural Mortgage Corp.	1.31%	First Defiance Financial Corp.	0.93%
	Independence Holding Co.	1.02%	First Merchants Corp.	0.92%
	PAM Transportation Services, Inc.	1.00%	REX American Resources Corp.	0.91%
	ePlus, Inc.	0.98%	Superior Uniform Group, Inc.	0.86%
	Enova International, Inc.	0.94%	MutualFirst Financial, Inc.	0.84%
assets)	*A listing of all portfolio holdings can be found beginning on page 22

Growth of $250,000 Initial Investment Over 10 Years
	The graph reflects an initial investment of $250,000 over 10 year period and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance of other classes will vary due to differences in fee structures.

10

FUND STATISTICS (UNAUDITED)

RBC Small Cap Value Fund
Long-term capital appreciation.				Investment Objective

Russell 2000 Value Index				Benchmark

				Asset Allocation as of 3/31/18 (% of Fund’s investments) & Top Five Industries (as of 3/31/18) (% of Fund’s net assets)
Compass Diversified Holdings LP	2.41%	Synovus Financial Corp.	2.01%	Top Ten Holdings (excluding investment companies) (as of 3/31/18) (% of Fund’s net assets)
Spire, Inc.	2.26%	United Community Banks, Inc.	1.99%
Delek US Holdings, Inc.	2.21%	Callon Petroleum Co.	1.96%
Chemical Financial Corp.	2.07%	Reliance Steel & Aluminum Co.	1.95%
Columbus McKinnon Corp.	2.04%	Texas Capital Bancshares, Inc.	1.88%
*A listing of all portfolio holdings can be found beginning on page 32

				Growth of $100,000 Initial Investment Since Inception (12/3/14)

The graph reflects an initial investment of $100,000 over the period from December 3, 2014 (commencement of operations) to March 31, 2018 and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance of other classes will vary due to differences in fee structures.

11

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC SMID Cap Growth Fund

March 31, 2018 (Unaudited)

Shares		Value
Common Stocks — 99.18%
Consumer Discretionary — 10.17%
11,350	Bright Horizons Family Solutions, Inc.*	$1,131,822
26,540	Core-Mark Holding Co., Inc.	564,240
14,500	Dorman Products, Inc.*	960,045
13,700	Gentherm, Inc.*	465,115
30,060	G-III Apparel Group Ltd.*	1,132,661
9,720	LCI Industries	1,012,338
27,530	LKQ Corp.*	1,044,764
14,970	Monro, Inc.	802,392
19,150	Tractor Supply Co.	1,206,833

		8,320,210

Consumer Staples — 3.31%
8,260	Casey’s General Stores, Inc.	906,700
18,650	Church & Dwight Co., Inc.	939,214
20,020	United Natural Foods, Inc.*	859,659

		2,705,573

Energy — 1.29%
23,170	Matador Resources Co.*	693,015
19,680	Oceaneering International, Inc.	364,867

		1,057,882

Financials — 10.87%
6,050	Affiliated Managers Group, Inc.	1,146,959
17,460	Eagle Bancorp, Inc.*	1,044,981
16,980	FirstCash, Inc.	1,379,625
16,290	Kinsale Capital Group, Inc.	836,166
24,990	PRA Group, Inc.*	949,620
19,670	Raymond James Financial, Inc.	1,758,694
14,110	RLI Corp.	894,433
6,200	Signature Bank*	880,090

		8,890,568

Health Care — 22.26%
7,700	Abiomed, Inc.*	2,240,623
7,890	Bio-Techne Corp.	1,191,706
15,330	Cantel Medical Corp.	1,707,915
10,890	Charles River Laboratories International, Inc.*	1,162,399
18,650	HealthEquity, Inc.*	1,129,071
6,020	IDEXX Laboratories, Inc.*	1,152,168
19,970	Integer Holdings Corp.*	1,129,303
20,850	Integra LifeSciences Holdings Corp.*	1,153,839
16,270	Medidata Solutions, Inc.*	1,021,919
17,410	NuVasive, Inc.*	908,976
17,520	Prestige Brands Holdings, Inc.*	590,774
11,140	STERIS Plc	1,040,030
8,780	Varian Medical Systems, Inc.*	1,076,867

12

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC SMID Cap Growth Fund (cont.)

March 31, 2018 (Unaudited)

Shares		Value
7,840	Waters Corp.*	$1,557,416
12,920	West Pharmaceutical Services, Inc.	1,140,707

		18,203,713

Industrials — 19.57%
5,430	Acuity Brands, Inc.	755,802
14,170	Applied Industrial Technologies, Inc.	1,032,993
17,210	Clean Harbors, Inc.*	840,020
27,700	Copart, Inc.*	1,410,761
14,960	Flowserve Corp.	648,217
9,400	Landstar System, Inc.	1,030,710
6,160	Middleby Corp. (The)*	762,546
11,450	MSC Industrial Direct Co., Inc., Class A	1,050,080
15,000	Multi-Color Corp.	990,750
10,580	Stericycle, Inc.*	619,247
15,180	Sun Hydraulics Corp.	813,041
7,740	Teledyne Technologies, Inc.*	1,448,696
32,480	TriMas Corp.*	852,600
7,200	WABCO Holdings, Inc.*	963,864
12,550	Wabtec Corp.	1,021,570
9,670	WageWorks, Inc.*	437,084
18,500	Woodward, Inc.	1,325,710

		16,003,691

Information Technology — 24.94%
7,950	ANSYS, Inc.*	1,245,686
23,640	Bottomline Technologies (DE), Inc.*	916,050
19,270	Envestnet, Inc.*	1,104,171
5,570	F5 Networks, Inc.*	805,478
11,240	Guidewire Software, Inc.*	908,529
22,640	Inphi Corp.*	681,464
11,220	Jack Henry & Associates, Inc.	1,357,059
18,280	Manhattan Associates, Inc.*	765,566
5,640	MercadoLibre, Inc.	2,010,040
22,020	Microsemi Corp.*	1,425,134
16,800	National Instruments Corp.	849,576
17,610	Novanta, Inc.*	918,362
11,400	SPS Commerce, Inc.*	730,398
19,760	Synopsys, Inc.*	1,644,822
4,970	Tyler Technologies, Inc.*	1,048,471
4,730	Ultimate Software Group, Inc. (The)*	1,152,701
10,000	WEX, Inc.*	1,566,200
9,130	Zebra Technologies Corp., Class A*	1,270,805

		20,400,512

Materials — 5.04%
12,030	AptarGroup, Inc.	1,080,655
13,340	Balchem Corp.	1,090,545

13

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC SMID Cap Growth Fund (cont.)

March 31, 2018 (Unaudited)

Shares		Value
18,890	HB Fuller Co.	$939,399
11,770	Reliance Steel & Aluminum Co.	1,009,160

		4,119,759

Real Estate — 1.73%
8,230	CoreSite Realty Corp., REIT	825,140
22,200	Healthcare Trust of America, Inc., REIT, Class A	587,190

		1,412,330

Total Common Stocks		81,114,238

(Cost $61,244,589)

Investment Company — 0.57%
468,475	U.S. Government Money Market Fund, RBC Institutional Class 1(a)	468,475

Total Investment Company		468,475

(Cost $468,475)

Total Investments		$81,582,713
(Cost $61,713,064)(b) — 99.75%

Other assets in excess of liabilities — 0.25%		202,473

NET ASSETS — 100.00%		$81,785,186

(a)	Affiliated investment.

(b)	See Notes to Financial Statements for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

*	Non-income producing security.

Abbreviations used are defined below:

REIT — Real Estate Investment Trust

See Notes to the Financial Statements.

14

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Enterprise Fund

March 31, 2018 (Unaudited)

Shares		Value
Common Stocks — 99.17%
Consumer Discretionary — 17.58%
81,738	Delta Apparel, Inc.*	$1,472,919
229,700	Destination XL Group, Inc.*	401,975
25,560	Grand Canyon Education, Inc.*	2,681,755
100,800	Gray Television, Inc.*	1,280,160
49,070	Lakeland Industries, Inc.*	635,457
29,228	Libbey, Inc.	142,925
55,664	Malibu Boats, Inc., Class A*	1,848,601
18,840	Motorcar Parts of America, Inc.*	403,741
2,960	Red Robin Gourmet Burgers, Inc.*	171,680
107,150	Salem Media Group, Inc.	385,740
35,710	Superior Uniform Group, Inc.	938,102
111,390	Tandy Leather Factory, Inc.*	785,299
37,260	Universal Electronics, Inc.*	1,939,383
130,035	ZAGG, Inc.*	1,586,427

		14,674,164

Consumer Staples — 1.54%
13,770	John B Sanfilippo & Son, Inc.	796,870
37,330	Landec Corp.*	487,156

		1,284,026

Energy — 5.23%
152,120	Callon Petroleum Co.*	2,014,069
45,640	Gulfport Energy Corp.*	440,426
132,986	Ring Energy, Inc.*	1,908,349

		4,362,844

Financials — 21.50%
13,090	Atlas Financial Holdings, Inc.*	135,482
73,969	CoBiz Financial, Inc.	1,449,792
204,350	Compass Diversified Holdings LP	3,351,340
43,220	First Bancorp/Southern Pines, NC	1,540,793
35,010	German American Bancorp, Inc.	1,167,584
54,173	Heritage Financial Corp.	1,657,694
32,036	Mercantile Bank Corp.	1,065,197
50,724	Northrim BanCorp, Inc.	1,752,514
55,552	Pacific Premier Bancorp, Inc.*	2,233,190
35,080	Preferred Bank/Los Angeles, CA	2,252,136
44,570	State Bank Financial Corp.	1,337,546

		17,943,268

Health Care — 2.21%
38,710	Invacare Corp.	673,554
21,400	Surmodics, Inc.*	814,270
4,350	US Physical Therapy, Inc.	353,655

		1,841,479

15

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Enterprise Fund (cont.)

March 31, 2018 (Unaudited)

Shares		Value
Industrials — 27.95%
22,570	Air Transport Services Group, Inc.*	$526,332
10,530	AZZ, Inc.	460,161
9,250	Barrett Business Services, Inc.	766,640
23,690	Blue Bird Corp.*	561,453
94,910	Broadwind Energy, Inc.*	208,802
44,418	Casella Waste Systems, Inc., Class A*	1,038,493
27,340	CBIZ, Inc.*	498,955
101,155	Columbus McKinnon Corp.	3,625,395
53,040	Ducommun, Inc.*	1,611,355
19,270	Ennis, Inc.	379,619
31,557	Greenbrier Cos., Inc. (The)	1,585,739
163,640	Hudson Technologies, Inc.*	808,382
34,770	InnerWorkings, Inc.*	314,669
24,000	Insteel Industries, Inc.	663,120
26,807	Lydall, Inc.*	1,293,438
25,783	Marten Transport Ltd.	587,852
68,290	NN, Inc.	1,638,960
21,963	NV5 Global, Inc.*	1,224,437
62,564	Patrick Industries, Inc.*	3,869,583
31,570	PGT Innovations, Inc.*	588,780
125,010	Radiant Logistics, Inc.*	483,789
20,590	Willdan Group, Inc.*	583,727

		23,319,681

Information Technology — 11.32%
1,362	Aspen Technology, Inc.*	107,448
173,741	Glu Mobile, Inc.*	655,004
108,120	Mitek Systems, Inc.*	800,088
56,083	Novanta, Inc.*	2,924,729
26,630	PC Connection, Inc.	665,750
96,526	Sapiens International Corp. NV	823,367
51,136	TESSCO Technologies, Inc.	1,183,798
8,220	Tyler Technologies, Inc.*	1,734,091
5,565	Vishay Precision Group, Inc.*	173,350
116,730	Xplore Technologies Corp.*	378,205

		9,445,830

Materials — 8.17%
23,910	FutureFuel Corp.	286,681
35,217	Koppers Holdings, Inc.*	1,447,419
203,570	OMNOVA Solutions, Inc.*	2,137,485
99,588	Universal Stainless & Alloy Products, Inc.*	2,738,670
3,406	US Concrete, Inc.*	205,722

		6,815,977

Real Estate — 2.65%
36,820	Community Healthcare Trust, Inc., REIT	947,747
14,817	Gramercy Property Trust, REIT	321,974

16

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Enterprise Fund (cont.)

March 31, 2018 (Unaudited)

Shares		Value
17,930	LaSalle Hotel Properties, REIT	$520,149
31,830	UMH Properties, Inc., REIT	426,840

		2,216,710

Utilities — 1.02%
18,300	Unitil Corp.	849,303

Total Common Stocks		82,753,282

(Cost $44,824,127)

Exchange Traded Funds — 0.47%
6,470	SPDR S&P Regional Banking	390,723

Total Exchange Traded Funds		390,723

(Cost $128,547)

Rights/Warrants — 0.00%
12,460	Imperial Holdings, Inc. Warrants, Expire 10/6/19, *,(a),(b)	0

Total Rights/Warrants		0

(Cost $0)
Investment Company — 0.26%
217,875	U.S. Government Money Market Fund, RBC Institutional Class 1(c)	217,875

Total Investment Company		217,875

(Cost $217,875)

Total Investments		$83,361,880
(Cost $45,170,549)(d) — 99.90%

Other assets in excess of liabilities — 0.10%		80,046

NET ASSETS — 100.00%		$83,441,926

(a)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.

(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(c)	Affiliated investment.

(d)	See Notes to Financial Statements for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

*	Non-income producing security.

17

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Enterprise Fund (cont.)

March 31, 2018 (Unaudited)

Abbreviations used are defined below:

REIT - Real Estate Investment Trust

See Notes to the Financial Statements.

18

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Small Cap Core Fund

March 31, 2018 (Unaudited)

Shares		Value
Common Stocks — 98.41%
Consumer Discretionary — 20.81%
47,160	Carriage Services, Inc.	$1,304,446
10,380	Cavco Industries, Inc.*	1,803,525
24,830	Dave & Buster’s Entertainment, Inc.*	1,036,404
451,589	Destination XL Group, Inc.*	790,281
63,574	Fox Factory Holding Corp.*	2,218,733
42,830	G-III Apparel Group Ltd.*	1,613,834
91,319	Grand Canyon Education, Inc.*	9,581,189
375,678	Gray Television, Inc.*	4,771,111
72,440	LCI Industries	7,544,626
54,500	Libbey, Inc.	266,505
144,139	Malibu Boats, Inc., Class A*	4,786,856
81,910	Motorcar Parts of America, Inc.*	1,755,331
63,960	Nexstar Media Group, Inc., Class A	4,253,340
56,852	Steven Madden Ltd.	2,495,803
95,350	Stoneridge, Inc.*	2,631,660
69,788	Unifi, Inc.*	2,529,815
92,781	Universal Electronics, Inc.*	4,829,251
292,454	ZAGG, Inc.*	3,567,939

		57,780,649

Consumer Staples — 0.31%
66,972	Landec Corp.*	873,985

Energy — 3.76%
274,550	Callon Petroleum Co.*	3,635,042
26,230	Gulfport Energy Corp.*	253,120
374,472	Ring Energy, Inc.*	5,373,673
25,200	RSP Permian, Inc.*	1,181,376

		10,443,211

Financials — 18.15%
111,170	AMERISAFE, Inc.	6,142,142
16,020	BancFirst Corp.	850,662
102,640	Chemical Financial Corp.	5,612,355
4,730	Community Bank System, Inc.	253,339
592,100	Compass Diversified Holdings LP	9,710,440
14,799	Hanmi Financial Corp.	455,069
42,010	James River Group Holdings Ltd.	1,490,095
37,830	LegacyTexas Financial Group, Inc.	1,619,881
122,666	Pacific Premier Bancorp, Inc.*	4,931,173
26,841	Pinnacle Financial Partners, Inc.	1,723,192
13,840	ProAssurance Corp.	671,932
50,031	Safeguard Scientifics, Inc.*	612,880
56,150	Texas Capital Bancshares, Inc.*	5,047,885

19

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Small Cap Core Fund (cont.)

March 31, 2018 (Unaudited)

Shares		Value
191,400	United Community Banks, Inc.	$6,057,810
60,690	Wintrust Financial Corp.	5,222,375

		50,401,230

Health Care — 8.33%
140,730	Emergent BioSolutions, Inc.*	7,409,434
96,610	Globus Medical, Inc., Class A*	4,813,110
86,510	Invacare Corp.	1,505,274
37,040	Masimo Corp.*	3,257,668
69,750	West Pharmaceutical Services, Inc.	6,158,228

		23,143,714

Industrials — 27.37%
662,090	ACCO Brands Corp.	8,309,229
146,335	Astronics Corp.*	5,458,296
36,196	AZZ, Inc.	1,581,765
69,460	BMC Stock Holdings, Inc.*	1,357,943
286,485	Columbus McKinnon Corp.	10,267,622
150,641	Ducommun, Inc.*	4,576,474
27,400	Dycom Industries, Inc.*	2,949,062
62,400	EnerSys	4,328,688
133,866	Greenbrier Cos., Inc. (The)	6,726,767
128,878	Insteel Industries, Inc.	3,560,899
24,430	Interface, Inc.	615,636
61,676	Lydall, Inc.*	2,975,867
112,800	NCI Building Systems, Inc.*	1,996,560
268,819	NN, Inc.	6,451,656
7,700	Old Dominion Freight Line, Inc.	1,131,669
209,254	Patrick Industries, Inc.*	12,942,360
20,210	Spirit Airlines, Inc.*	763,534

		75,994,027

Information Technology — 12.49%
23,280	Ambarella, Inc.*	1,140,487
27,600	Coherent, Inc.*	5,172,240
74,300	InterDigital, Inc.	5,468,480
87,548	MKS Instruments, Inc.	10,124,926
50,100	Synaptics, Inc.*	2,291,073
176,364	Synchronoss Technologies, Inc.*	1,860,640
10,830	Take-Two Interactive Software, Inc.*	1,058,958
86,727	TESSCO Technologies, Inc.	2,007,730
26,426	Tyler Technologies, Inc.*	5,574,829

		34,699,363

Materials — 4.92%
122,610	Ferro Corp.*	2,847,004
80,692	FutureFuel Corp.	967,497
80,799	Koppers Holdings, Inc.*	3,320,839

20

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Small Cap Core Fund (cont.)

March 31, 2018 (Unaudited)

Shares		Value
420,289	OMNOVA Solutions, Inc.*	$4,413,034
77,091	Universal Stainless & Alloy Products, Inc.*	2,120,003

		13,668,377

Real Estate — 0.63%
26,760	CubeSmart, REIT	754,632
63,850	Physicians Realty Trust, REIT	994,144

		1,748,776

Telecommunication Services — 1.05%
272,930	Vonage Holdings Corp.*	2,906,704

Utilities — 0.59%
22,720	Spire, Inc.	1,642,656

Total Common Stocks		273,302,692

(Cost $178,390,631)

Exchange Traded Funds — 0.06%
1,040	iShares Russell 2000 Index Fund	157,903

Total Exchange Traded Funds		157,903

(Cost $87,288)

Investment Company — 0.74%
2,047,727	U.S. Government Money Market Fund, RBC Institutional Class 1(a)	2,047,727

Total Investment Company		2,047,727

(Cost $2,047,727)

Total Investments		$275,508,322
(Cost $180,525,646)(b) — 99.21%

Other assets in excess of liabilities — 0.79%		2,194,095

NET ASSETS — 100.00%		$277,702,417

(a)	Affiliated investment.

(b)	See Notes to Financial Statements for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

*	Non-income producing security.

Abbreviations used are defined below:

REIT - Real Estate Investment Trust

See Notes to the Financial Statements.

21

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund

March 31, 2018 (Unaudited)

Shares		Value
Common Stocks — 99.79%
Consumer Discretionary — 20.72%
6,200	AH Belo Corp., Class A	$31,930
600	Ambow Education Holding Ltd., ADR*,(a)	1,920
11,800	AMC Entertainment Holdings, Inc., Class A	165,790
10,900	America’s Car-Mart, Inc.*	549,905
21,300	Anemostat Door Products*,(a),(b),(c)	0
21,300	Anemostat, Inc.*,(a),(b),(c)	0
21,200	Barnes & Noble, Inc.	104,940
32,100	Beazer Homes USA, Inc.*	511,995
3	Biglari Holdings, Inc.*	1,225
21,200	Boot Barn Holdings, Inc.*	375,876
13,427	Bowl America, Inc., Class A	198,720
27,800	Bridgepoint Education, Inc.*	187,372
47,330	Build-A-Bear Workshop, Inc.*	433,069
6,700	Caleres, Inc.	225,120
36,600	Carriage Services, Inc.	1,012,356
29,003	Century Communities, Inc.*	868,640
79,000	Container Store Group, Inc. (The)*	429,760
8,800	Core-Mark Holding Co., Inc.	187,088
28,300	CSS Industries, Inc.	495,250
14,130	Culp, Inc.	431,672
30,200	Delta Apparel, Inc.*	544,204
53,000	Entercom Communications Corp., Class A	511,450
23,600	Entravision Communications Corp., Class A	110,920
35,000	Eros International Plc*	381,500
24,243	EW Scripps Co. (The), Class A	290,674
17,900	Express, Inc.*	128,164
14,800	Flexsteel Industries, Inc.	585,784
4,400	Fred’s, Inc., Class A	13,156
5,300	Genesco, Inc.*	215,180
2,170	Hamilton Beach Brands Holding Co., Class A	46,047
2,180	Harte-Hanks, Inc.*	20,100
24,230	Haverty Furniture Cos., Inc.	488,234
970	Helen of Troy Ltd.*	84,390
10,400	hhgregg, Inc.*	26
19,500	Hooker Furniture Corp.	715,650
23,000	J Alexander’s Holdings, Inc.*	263,350
6,100	JAKKS Pacific, Inc.*	12,810
13,120	Johnson Outdoors, Inc., Class A	813,440
41,700	K12, Inc.*	591,306
23,500	Kid Brands, Inc.*	35
45,700	Lakeland Industries, Inc.*	591,815
95,270	Lazare Kaplan International, Inc.*,(a),(b),(c)	0
7,900	La-Z-Boy, Inc.	236,605
26,200	Lifetime Brands, Inc.	324,880
10,900	Luby’s, Inc.*	30,302
19,200	M/I Homes, Inc.*	611,520
30,700	Marcus Corp. (The)	931,745

22

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

March 31, 2018 (Unaudited)

Shares		Value
32,070	MarineMax, Inc.*	$623,761
7,500	McRae Industries, Inc., Class A	257,925
2,285	Mecklermedia Corp.*	0
21,300	Mestek, Inc.*	644,325
9,600	Modine Manufacturing Co.*	203,040
21,800	Movado Group, Inc.	837,120
8,400	Nautilus, Inc.*	112,980
28,600	New Home Co., Inc. (The)*	316,888
361	Nexstar Media Group, Inc., Class A	24,007
10,300	Nobility Homes, Inc.	206,000
41,000	Orleans Homebuilders, Inc.*,(a),(b),(c)	0
8,450	Perry Ellis International, Inc.*	218,010
40,800	Pier 1 Imports, Inc.	131,376
119,400	Point.360*	7,283
51,900	Red Lion Hotels Corp.*	506,025
33,800	Rocky Brands, Inc.	725,010
14,200	Saga Communications, Inc., Class A	528,950
39,150	Salem Media Group, Inc.	140,940
35,000	Shiloh Industries, Inc.*	304,500
7,500	Sonic Automotive, Inc., Class A	142,125
35,100	Stage Stores, Inc.	76,518
14,300	Standard Motor Products, Inc.	680,251
15,900	Stein Mart, Inc.	24,168
4,000	Stoneridge, Inc.*	110,400
14,600	Strattec Security Corp.	530,710
32,500	Superior Industries International, Inc.	432,250
43,439	Superior Uniform Group, Inc.	1,141,143
55,300	Tilly’s, Inc., Class A	624,890
9,800	Tower International, Inc.	271,950
39,700	Townsquare Media, Inc., Class A	314,821
65,200	Trans World Entertainment Corp.*	81,500
40,300	TravelCenters of America LLC*	145,080
29,100	Unifi, Inc.*	1,054,875
19,100	Universal Technical Institute, Inc.*	56,154
30,000	Universal Travel Group*,(a),(b),(c)	0
23,100	VOXX International Corp.*	114,345
1,397	Walking Co. Holdings, Inc. (The)*	559
11,000	Weyco Group, Inc.	369,600
22,800	William Lyon Homes, Class A*	626,772
6,580	Zoe’s Kitchen, Inc.*	95,015

		27,437,181

Consumer Staples — 2.74%
6,490	Alliance One International, Inc.*	169,065
7,350	Andersons, Inc. (The)	243,285
21,715	Central Garden and Pet Co.*	933,745
21,300	Ingles Markets, Inc., Class A	721,005
34,400	Natural Grocers By Vitamin Cottage, Inc.*	246,304
15,300	Oil-Dri Corp. of America	614,907

23

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

March 31, 2018 (Unaudited)

Shares		Value
73,000	Royal Hawaiian Orchards LP*	$169,360
18,000	Smart & Final Stores, Inc.*	99,900
25,140	SpartanNash Co.	432,659

		3,630,230

Energy — 3.07%
45,500	Aegean Marine Petroleum Network, Inc.	102,375
27,000	Ardmore Shipping Corp.*	205,200
16	Basic Energy Services, Inc.*	231
24,540	Callon Petroleum Co.*	324,910
15,700	Dorian LPG Ltd.*	117,593
43,360	Ensco Plc, Class A	190,350
12,100	Era Group, Inc.*	113,135
7,500	Global Partners LP	115,125
2,950	Harvest Natural Resources, Inc.(a),(b),(c)	0
8,200	Hornbeck Offshore Services, Inc.*	23,862
9,900	Midstates Petroleum Co., Inc.*	131,967
2,300	NACCO Industries, Inc., Class A	75,555
24,070	Natural Gas Services Group, Inc.*	574,070
13,100	Newpark Resources, Inc.*	106,110
53,100	North American Energy Partners, Inc.	281,430
9,200	Panhandle Oil and Gas, Inc., Class A	177,560
7,600	PHI, Inc.*	77,368
11,900	PHI, Inc., Non voting*	121,856
16,550	REX American Resources Corp.*	1,204,840
1,230	Sanchez Production Partners L.P.	12,731
131	SilverBow Resources, Inc.*	3,812
17,600	Teekay Tankers Ltd., Class A	20,944
18,880	W&T Offshore, Inc.*	83,638

		4,064,662

Financials — 29.11%
39,150	Affirmative Insurance Holdings, Inc.*	0
34,870	AG Mortgage Investment Trust, Inc., REIT	605,692
10,500	Ameris Bancorp	555,450
61,400	Anworth Mortgage Asset Corp., REIT	294,720
21,868	Apollo Commercial Real Estate Finance, Inc., REIT	393,187
89,400	Arbor Realty Trust, Inc., REIT	788,508
46,700	Ares Commercial Real Estate Corp., REIT	576,745
8,100	Arlington Asset Investment Corp., Class A	89,424
6,997	Asta Funding, Inc.	25,889
17,400	Baldwin & Lyons, Inc., Class B	382,800
31,700	Banc of California, Inc.	611,810
12,400	Banco Latinoamericano de Comercio Exterior SA, Class E	353,400
25,400	Bancorp, Inc. (The)*	274,320
4,928	Banner Corp.	273,455
100,000	Beverly Hills Bancorp, Inc.*,(a)	100
13,200	Blue Capital Reinsurance Holdings Ltd.	161,040
33,600	California First National Bancorp	530,880

24

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

March 31, 2018 (Unaudited)

Shares		Value
38,000	Capitol Bancorp Ltd.*,(a),(b),(c)	$0
35,400	Cherry Hill Mortgage Investment Corp., REIT	620,916
71,550	Citizens, Inc.*	523,746
101,200	Consumer Portfolio Services, Inc.*	381,524
2,189	Cowen Inc.*	28,895
31,777	Donegal Group, Inc., Class A	502,077
8,444	Donegal Group, Inc., Class B	118,216
58,640	Dynex Capital, Inc., REIT	388,783
24,500	Ellington Residential Mortgage, REIT	268,520
31,050	EMC Insurance Group, Inc.	840,834
56,600	Enova International, Inc.*	1,248,030
19,900	Federal Agricultural Mortgage Corp., Class C	1,731,698
56,900	Federated National Holding Co.	897,313
21,600	First Defiance Financial Corp.	1,238,112
9,400	First Financial Corp.	391,040
9,151	First Horizon National Corp.	172,313
29,100	First Merchants Corp.	1,213,470
38,000	First Place Financial Corp.*,(a),(b),(c)	0
660	Flagstar Bancorp, Inc.*	23,364
16,700	Franklin Financial Network, Inc.*	544,420
62,820	GAIN Capital Holdings, Inc.	424,035
13,800	GAMCO Investors, Inc., Class A	342,654
25,200	Great Ajax Corp., REIT	341,460
2,626	Great Western Bancorp, Inc.	105,749
8,000	Greenhill & Co., Inc.	148,000
7,100	Guaranty Bancorp	201,285
17,300	HCI Group, Inc.	660,168
29,270	Heritage Insurance Holdings, Inc.	443,733
2,858	Hilltop Holdings, Inc.	67,049
6,040	HomeTrust Bancshares, Inc.*	157,342
4,400	Houlihan Lokey, Inc.	196,240
37,822	Independence Holding Co.	1,348,354
7,100	Infinity Property & Casualty Corp.	840,640
5,334	Investors Title Co.	1,066,267
41,600	JMP Group, Inc.	210,080
16,500	Kansas City Life Insurance Co.	742,335
69,200	Manning & Napier, Inc.	242,200
28,890	Marlin Business Services Corp.	819,031
24,300	Medley Management, Inc., Class A	138,510
4,238	MFC Bancorp Ltd.*	26,276
20,200	MidSouth Bancorp, Inc.	255,530
30,600	MutualFirst Financial, Inc.	1,109,250
2,500	National Security Group, Inc. (The)	39,250
2,700	National Western Life Group, Inc., Class A	823,176
12,400	Navigators Group, Inc. (The)	714,860
22,067	Nicholas Financial, Inc.*	200,148
1,915	OceanFirst Financial Corp.	51,226
45,900	OFG Bancorp.	479,655
8,200	Oppenheimer Holdings, Inc., Class A	211,150

25

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

March 31, 2018 (Unaudited)

Shares		Value
23,900	Orchid Island Capital, Inc., REIT	$176,143
7,900	Pacific Mercantile Bancorp*	75,445
37,600	PennyMac Financial Services, Inc., Class A*	851,640
23,200	Peoples Bancorp, Inc.	822,440
13,572	People’s United Financial, Inc.	253,253
7,300	Piper Jaffray Cos.	606,265
15,900	Provident Financial Holdings, Inc.	287,631
34,200	Regional Management Corp.*	1,088,928
5,100	Resource Capital Corp., REIT	48,501
9,100	Safety Insurance Group, Inc.	699,335
29,626	Simmons First National Corp., Class A	842,860
2,238	South State Corp.	190,901
22,013	Sterling Bancorp	496,393
10,600	Stewart Information Services Corp.	465,764
8,543	Sutherland Asset Management Corp., REIT	129,426
13,400	Unico American Corp.*	106,530
84,216	United Community Financial Corp.	830,370
19,000	United Western Bancorp, Inc.*,(a),(b),(c)	0
14,630	Walker & Dunlop, Inc.	869,315
14,041	Western Asset Mortgage Capital Corp., REIT	136,057
16,800	Winthrop Realty Trust REIT*,(a),(c)	121,968

		38,555,509

Health Care — 2.76%
21,339	Aceto Corp.	162,176
30,600	Adeptus Health, Inc., Class A*,(a),(c)	0
11,000	American Shared Hospital Services*	28,050
17,900	AngioDynamics, Inc.*	308,775
42,660	BioScrip, Inc.*	104,944
15,000	CONMED Corp.	949,950
5,300	Cross Country Healthcare, Inc.*	58,883
50,350	CryoLife, Inc.*	1,009,517
11,562	Five Star Senior Living, Inc.*	15,031
1,700	Invacare Corp.	29,580
5,300	Kewaunee Scientific Corp.	180,465
9,662	Kindred Healthcare, Inc.	88,407
15,000	MedCath Corp.*,(a),(b),(c)	0
27,500	Triple-S Management Corp., Class B*	718,850

		3,654,628

Industrials — 19.87%
3,000	Aegion Corp.*	68,730
8,800	Alamo Group, Inc.	967,120
20,383	Allied Motion Technologies, Inc.	810,224
930	Altra Industrial Motion Corp.	42,734
56,500	Ameresco, Inc., Class A*	734,500
8,100	AMREP Corp.*	58,239
66,000	Arc Document Solutions, Inc.*	145,200
4,500	Argan, Inc.	193,275

26

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

March 31, 2018 (Unaudited)

Shares		Value
17,700	BlueLinx Holdings, Inc.*	$576,843
26,400	CAI International, Inc.*	561,264
45,800	CBIZ, Inc.*	835,850
8,774	CECO Environmental Corp.	39,044
50,680	Celadon Group, Inc.	187,516
10,678	Cenveo, Inc.*	682
2,400	Chicago Rivet & Machine Co.	73,464
2,060	Comfort Systems USA, Inc.	84,975
28,878	Compx International, Inc.	398,516
3,300	Douglas Dynamics, Inc.	143,055
25,500	Ducommun, Inc.*	774,690
2	Eagle Bulk Shipping, Inc.*	10
13,100	Eastern Co. (The)	373,350
8,480	Ecology and Environment, Inc., Class A	98,368
12,100	Encore Wire Corp.	686,070
37,240	Ennis, Inc.	733,628
1,300	EnPro Industries, Inc.	100,594
18,400	Espey Manufacturing & Electronics Corp.	482,080
27,000	Federal Signal Corp.	594,540
19,900	Fly Leasing Ltd., ADR*	264,869
414	Genco Shipping & Trading Ltd.*	5,887
13,400	Gibraltar Industries, Inc.*	453,590
22,100	Global Power Equipment Group, Inc.*	61,659
5,580	Golden Ocean Group Ltd.	44,361
12,360	GP Strategies Corp.*	279,954
15,100	Graham Corp.	323,442
10,610	Greenbrier Cos., Inc. (The)	533,152
26,500	Griffon Corp.	483,625
19,250	Hardinge, Inc.	352,660
5,400	Hill International, Inc.*	30,780
8,430	Kadant, Inc.	796,635
4,800	Kimball International, Inc., Class B	81,792
3,908	Kratos Defense & Security Solutions, Inc.*	40,213
16,200	LS Starrett Co. (The), Class A	109,350
10,200	LSC Communications, Inc.	177,990
44,250	LSI Industries, Inc.	358,868
16,900	Lydall, Inc.*	815,425
40,120	Marten Transport Ltd.	914,736
32,410	Meritor, Inc.*	666,350
34,999	Miller Industries, Inc.	874,975
16,000	Mistras Group, Inc.*	303,040
3,900	National Presto Industries, Inc.	365,625
29,200	NN, Inc.	700,800
2,500	Northwest Pipe Co.*	43,250
16,700	Orion Group Holdings, Inc.*	110,053
36,400	PAM Transportation Services, Inc.*	1,323,140
2	Paragon Shipping, Inc., Class A*	0
13,505	Patrick Industries, Inc.*	835,284
25,000	RCM Technologies, Inc.	144,250

27

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

March 31, 2018 (Unaudited)

Shares		Value
52,600	Roadrunner Transportation Systems, Inc.*	$133,604
15,200	Rush Enterprises, Inc., Class A*	645,848
22,000	Safe Bulkers, Inc.*	69,740
25,690	Sparton Corp.*	447,263
3,200	Standex International Corp.	305,120
7,282	Team, Inc.*	100,128
26,400	Textainer Group Holdings Ltd.*	447,480
4,300	Universal Forest Products, Inc.	139,535
7,400	USA Truck, Inc.*	188,626
11,100	Vectrus, Inc.*	413,364
13,600	Viad Corp.	713,320
11,900	Volt Information Sciences, Inc.*	36,295
15,000	Willdan Group, Inc.*	425,250
28,700	Willis Lease Finance Corp.*	983,836

		26,309,725

Information Technology — 9.36%
5,200	Black Box Corp.	10,400
15,000	Blucora, Inc.*	369,000
38,600	CMTSU Liquidation, Inc.*	212
50,000	Comarco, Inc.*	850
3,900	Communications Systems, Inc.	14,313
29,800	CTS Corp.	810,560
44,050	DHI Group, Inc.*	70,480
25,600	Digi International, Inc.*	263,680
162	DropCar, Inc.*	337
24,700	Edgewater Technology, Inc.*	137,085
4,450	Electro Scientific Industries, Inc.*	86,019
16,640	ePlus, Inc.*	1,292,928
40,800	Everi Holdings, Inc.*	268,056
4,200	Fabrinet*	131,796
24,200	Insight Enterprises, Inc.*	845,306
13,000	JinkoSolar Holding Co. Ltd., ADR*	237,250
4,800	Kemet Corp.*	87,024
26,100	Kimball Electronics, Inc.*	421,515
9,200	Magal Security Systems Ltd.*	53,084
17,800	Methode Electronics, Inc.	695,980
10,022	Novanta, Inc.*	522,647
35,415	Optical Cable Corp.*	102,704
27,500	Park Electrochemical Corp.	463,100
31,300	PC Connection, Inc.	782,500
28,700	Perceptron, Inc.*	245,385
31,730	Photronics, Inc.*	261,772
36,774	Reis, Inc.	788,802
10,500	Richardson Electronics Ltd.	83,475
16,400	Rubicon Project, Inc. (The)*	29,520
24,600	Rudolph Technologies, Inc.*	681,420
60,100	Sigmatron International, Inc.*	348,580
2,433	STR Holdings, Inc.*	706

28

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

March 31, 2018 (Unaudited)

Shares		Value
4,269	SYKES Enterprises, Inc.*	$123,545
7,960	Systemax, Inc.	227,258
25,600	TESSCO Technologies, Inc.	592,640
15,700	Vishay Precision Group, Inc.*	489,055
40,600	XO Group, Inc.*	842,450
5,366	Zedge, Inc., Class B*	17,171

		12,398,605

Materials — 4.75%
43,590	American Vanguard Corp.	880,518
3,000	Ampco-Pittsburgh Corp.	26,700
37,000	Blue Earth Refineries, Inc.*,(a),(b),(c)	0
6,629	Centerra Gold, Inc.*	37,956
15,700	China Green Agriculture, Inc.*	19,625
8,400	Friedman Industries, Inc.	49,308
40,990	FutureFuel Corp.	491,470
4,300	Hawkins, Inc.	151,145
5,100	Innospec, Inc.	349,860
7,900	KMG Chemicals, Inc.	473,605
9,500	Materion Corp.	484,975
2,790	Myers Industries, Inc.	59,008
840	Neenah, Inc.	65,856
26	North American Palladium Ltd.*	195
16,100	Olympic Steel, Inc.	330,211
36,990	OMNOVA Solutions, Inc.*	388,395
7,600	Rafael Holdings, Inc., Class B*	36,860
16,500	Rayonier Advanced Materials, Inc.	354,255
10,900	Real Industry, Inc.*	3,379
17,800	Ryerson Holding Corp.*	145,070
2,200	Stepan Co.	182,996
37,000	Trecora Resources*	503,200
25,900	Tredegar Corp.	464,905
7,800	Universal Stainless & Alloy Products, Inc.*	214,500
3,470	US Concrete, Inc.*	209,588
3,200	Vulcan International Corp.	368,800

		6,292,380

Real Estate — 3.41%
13,200	Agree Realty Corp., REIT	634,128
37,100	Cedar Realty Trust, Inc., REIT	146,174
1,506	CIM Commercial Trust Corp., REIT	19,051
6,000	Community Healthcare Trust, Inc., REIT	154,440
4,600	CorEnergy Infrastructure Trust, Inc., REIT	172,684
18,200	Farmland Partners, Inc., REIT	151,970
921	Forestar Group, Inc.*	19,479
11,342	Getty Realty Corp., REIT	286,046
8,000	Jernigan Capital, Inc., REIT	144,800
23,500	MedEquities Realty Trust, Inc., REIT	246,985
17,880	Monmouth Real Estate Investment Corp., REIT	268,915

29

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

March 31, 2018 (Unaudited)

Shares		Value
30,600	One Liberty Properties, Inc., REIT	$676,260
17,400	Ramco-Gershenson Properties Trust, REIT	215,064
8,100	RE/MAX Holdings, Inc., Class A	489,645
11,000	UMH Properties, Inc., REIT	147,510
10,800	Urstadt Biddle Properties, Inc., REIT, Class A	208,440
51,800	Whitestone, REIT	538,202

		4,519,793

Telecommunication Services — 0.36%
15,200	IDT Corp., Class B	95,304
25,800	Spok Holdings, Inc.	385,710

		481,014

Utilities — 3.64%
1,570	American States Water Co.	83,304
2,008	California Water Service Group	74,798
14,685	Chesapeake Utilities Corp.	1,033,090
16,200	Connecticut Water Service, Inc.	980,586
22,300	Middlesex Water Co.	818,410
16,100	SJW Corp.	848,631
21,026	Unitil Corp.	975,817

		4,814,636

Total Common Stocks		132,158,363

(Cost $95,624,782)

Exchange Traded Funds — 0.04%
250	iShares Russell Microcap Index Fund	24,013
1,400	PowerShares Zacks Micro Cap Portfolio	26,561

Total Exchange Traded Funds		50,574

(Cost $17,982)

Rights/Warrants — 0.00%
444	Basic Energy Services, Inc., Warrants, Expire 12/23/23*	320
724	Eagle Bulk Shipping, Inc., Warrants, Expire 10/15/21*	58
992	Genco Shipping & Trading Ltd., Warrants, Expire 12/31/21*	407
6,100	Media General, Inc. Rights, Expire 12/31/18*,(a),(c)	0
703	SilverBow Resources, Inc., Warrants, Expire 12/31/49*	70
703	SilverBow Resources, Inc., Warrants, Expire 12/31/49*	112

Total Rights/Warrants		967

(Cost $73,487)

30

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

March 31, 2018 (Unaudited)

Principal Amount		Value
Corporate Bonds — 0.00%
Financial — 0.00%
$1,947	Trenwick America Corp.*,(a),(b),(c)	$0
1,625	Trenwick America Corp.*,(a),(b),(c)	0

		0

Total Corporate Bonds		0

(Cost $0)

Shares
Investment Company — 0.11%
150,851	U.S. Government Money Market Fund, RBC Institutional Class 1(d)	150,851

Total Investment Company		150,851

(Cost $150,851)

Total Investments		$132,360,755
(Cost $95,867,102)(e) — 99.94%

Other assets in excess of liabilities — 0.06%		81,971

NET ASSETS — 100.00%		$132,442,726

(a)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.

(b)	Security delisted or issuer in bankruptcy.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(d)	Affiliated investment.

(e)	See Notes to Financial Statements for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

*	Non-income producing security.

Abbreviations used are defined below:

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

See Notes to the Financial Statements.

31

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Small Cap Value Fund

March 31, 2018 (Unaudited)

Shares		Value
Common Stocks — 97.63%
Consumer Discretionary — 11.53%
31,380	Carriage Services, Inc.	$867,971
37,880	Dana, Inc.	975,789
12,620	Dave & Buster’s Entertainment, Inc.*	526,759
96,800	Gray Television, Inc.*	1,229,360
43,180	Libbey, Inc.	211,150
44,400	Motorcar Parts of America, Inc.*	951,492
33,700	New Media Investment Group, Inc.	577,618
11,900	Red Robin Gourmet Burgers, Inc.*	690,200
31,930	Steven Madden Ltd.	1,401,727
25,540	Tandy Leather Factory, Inc.*	180,057
59,460	Taylor Morrison Home Corp., Class A*	1,384,229
29,153	Unifi, Inc.*	1,056,796
15,690	Universal Electronics, Inc.*	816,664

		10,869,812

Consumer Staples — 1.63%
37,280	Dean Foods Co.	321,354
20,980	John B Sanfilippo & Son, Inc.	1,214,112

		1,535,466

Energy — 6.19%
139,730	Callon Petroleum Co.*	1,850,025
51,300	Delek US Holdings, Inc.	2,087,910
44,657	Gulfport Energy Corp.*	430,940
79,849	Ring Energy, Inc.*	1,145,833
6,860	RSP Permian, Inc.*	321,597

		5,836,305

Financials — 27.55%
12,240	American Financial Group, Inc.	1,373,573
28,060	AMERISAFE, Inc.	1,550,315
35,760	Chemical Financial Corp.	1,955,357
62,740	CoBiz Financial, Inc.	1,229,704
13,040	Community Bank System, Inc.	698,422
138,290	Compass Diversified Holdings LP	2,267,956
34,290	First Busey Corp.	1,019,099
32,209	Hanmi Financial Corp.	990,427
46,130	Heritage Financial Corp.	1,411,578
23,140	James River Group Holdings Ltd.	820,776
33,193	LegacyTexas Financial Group, Inc.	1,421,324
27,750	Mercantile Bank Corp.	922,687
5,250	Northrim BanCorp, Inc.	181,388
42,540	Pacific Premier Bancorp, Inc.*	1,710,108
9,930	ProAssurance Corp.	482,102
8,330	Reinsurance Group of America, Inc.	1,282,820
49,330	Sterling Bancorp	1,112,391
37,930	Synovus Financial Corp.	1,894,224

32

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Small Cap Value Fund (cont.)

March 31, 2018 (Unaudited)

Shares		Value
19,760	Texas Capital Bancshares, Inc.*	$1,776,424
59,270	United Community Banks, Inc.	1,875,895

		25,976,570

Health Care — 4.67%
28,670	Globus Medical, Inc., Class A*	1,428,340
75,830	Invacare Corp.	1,319,442
3,540	Teleflex, Inc.	902,629
8,590	West Pharmaceutical Services, Inc.	758,411

		4,408,822

Industrials — 18.93%
136,538	ACCO Brands Corp.	1,713,552
46,300	BMC Stock Holdings, Inc.*	905,165
54,780	Casella Waste Systems, Inc., Class A*	1,280,756
53,610	Columbus McKinnon Corp.	1,921,382
32,803	Ducommun, Inc.*	996,555
25,270	EnerSys	1,752,980
29,670	Ennis, Inc.	584,499
29,400	Greenbrier Cos., Inc. (The)	1,477,350
34,640	Herman Miller, Inc.	1,106,748
6,460	Kirby Corp.*	497,097
17,380	Lydall, Inc.*	838,585
60,316	Marten Transport Ltd.	1,375,205
60,640	NN, Inc.	1,455,360
18,182	Patrick Industries, Inc.*	1,124,557
21,620	Spirit Airlines, Inc.*	816,804

		17,846,595

Information Technology — 7.47%
5,640	Coherent, Inc.*	1,056,936
39,280	Cohu, Inc.	895,977
23,440	Novanta, Inc.*	1,222,396
58,260	PC Connection, Inc.	1,456,500
37,890	Sapiens International Corp. NV	323,202
14,360	Synaptics, Inc.*	656,683
5,570	Take-Two Interactive Software, Inc.*	544,634
28,380	Vishay Precision Group, Inc.*	884,037

		7,040,365

Materials — 6.68%
15,290	Kaiser Aluminum Corp.	1,542,761
29,039	Koppers Holdings, Inc.*	1,193,503
164,130	OMNOVA Solutions, Inc.*	1,723,365
21,400	Reliance Steel & Aluminum Co.	1,834,836

		6,294,465

Real Estate — 7.84%
46,350	Columbia Property Trust, Inc., REIT	948,321
34,939	Community Healthcare Trust, Inc., REIT	899,330

33

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Small Cap Value Fund (cont.)

March 31, 2018 (Unaudited)

Shares		Value
10,530	CubeSmart, REIT	$296,946
111,550	DiamondRock Hospitality Co., REIT	1,164,582
6,430	EastGroup Properties, Inc., REIT	531,504
20,066	Gramercy Property Trust, REIT	436,034
13,120	LaSalle Hotel Properties, REIT	380,611
24,470	National Storage Affiliates Trust, REIT	613,708
32,620	Physicians Realty Trust, REIT	507,893
25,750	STAG Industrial, Inc., REIT	615,940
11,050	Terreno Realty Corp., REIT	381,335
46,080	UMH Properties, Inc., REIT	617,933

		7,394,137

Utilities — 5.14%
19,040	NorthWestern Corp.	1,024,352
41,620	Portland General Electric Co.	1,686,026
29,508	Spire, Inc.	2,133,429

		4,843,807

Total Common Stocks		92,046,344

(Cost $88,405,640)

Investment Company — 1.74%
1,638,216	U.S. Government Money Market Fund, RBC Institutional Class 1(a)	1,638,216

Total Investment Company		1,638,216

(Cost $1,638,216)

Total Investments		$93,684,560
(Cost $90,043,856)(b) — 99.37%

Other assets in excess of liabilities — 0.63%		593,959

NET ASSETS — 100.00%		$94,278,519

(a)	Affiliated investment.

(b)	See Notes to Financial Statements for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

*	Non-income producing security.

Abbreviations used are defined below:

REIT - Real Estate Investment Trust

See Notes to the Financial Statements.

34

FINANCIAL STATEMENTS

Statements of Assets and Liabilities

March 31, 2018 (Unaudited)

	RBC SMID Cap Growth Fund	RBC Enterprise Fund	RBC Small Cap Core Fund
Assets:
Investments in securities, at value:
Unaffiliated investments (cost $61,244,589, $44,952,674 and $178,477,919, respectively)	$81,114,238	$83,144,005	$273,460,595
Affiliated investments (cost $468,475, $217,875 and $2,047,727, respectively)	468,475	217,875	2,047,727
Cash	5,759	3,677	27,389
Interest and dividend receivable	16,953	19,600	56,765
Receivable for capital shares issued	2,100	—	56,906
Receivable for investments sold	249,046	161,684	2,312,499
Prepaid expenses and other assets	23,646	18,245	27,393

Total Assets	81,880,217	83,565,086	277,989,274

Liabilities:
Payable for capital shares redeemed	2,084	14,170	11,364
Payable for investments purchased	—	806	—
Accrued expenses and other payables:
Investment advisory fees	37,448	57,185	167,353
Accounting fees	7,185	7,227	9,690
Audit fees	22,283	22,283	22,283
Distribution fees	10,389	258	4,634
Custodian fees	—	1,175	1,086
Shareholder reports	—	—	7,296
Transfer agent fees	8,479	15,171	54,105
Other	7,163	4,885	9,046

Total Liabilities	95,031	123,160	286,857

Net Assets	$81,785,186	$83,441,926	$277,702,417

Net Assets Consists of:
Capital	$59,891,257	$41,011,817	$176,265,038
Distributions in excess of net investment income	(328,332)	(93,318)	(57,946)
Accumulated net realized gains from investment transactions	2,352,612	4,332,096	6,512,649
Net unrealized appreciation on investments	19,869,649	38,191,331	94,982,676

Net Assets	$81,785,186	$83,441,926	$277,702,417

35

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (cont.)

March 31, 2018 (Unaudited)

	RBC SMID Cap Growth Fund		RBC Enterprise Fund		RBC Small Cap Core Fund
Net Assets
Class A	$11,625,945			$1,035,937	$13,201,730
Class I	70,147,087			82,405,989	263,323,703
Class R6	12,154			N/A	1,176,984

Total	$81,785,186			$83,441,926	$277,702,417

Shares Outstanding (Unlimited number of shares authorized, no par value):
Class A	931,472			47,997	343,340
Class I	4,959,988			3,665,580	6,569,244
Class R6	858			N/A	29,318

Total	5,892,318			3,713,577	6,941,902

Net Asset Values and Redemption Prices Per Share:
Class A(a)	$12.48			$21.58	$38.45

Class I	$14.14			$22.48	$40.08

Class R6	$14.16	(b)	$	N/A	$40.15

Maximum Offering Price Per Share:
Class A	$13.24			$22.90	$40.80

Maximum Sales Charge - Class A		5.75%		5.75%	5.75%

(a)	For Class A shares, redemption price per share will be reduced by 1.00% for sales of shares within 12 months of purchase (only applicable on purchases of $1 million or more on which no initial sales charge was paid). Such reduction is not reflected in the net asset value and the redemption price per share.

(b)	Net asset value is calculated using unrounded net assets of $12,153.75 divided by the unrounded shares outstanding of 858.458.

36

FINANCIAL STATEMENTS
Statements of Assets and Liabilities (cont.)

March 31, 2018 (Unaudited)

	RBC Microcap Value Fund	RBC Small Cap Value Fund
Assets:
Investments in securities, at value:
Unaffiliated investments (cost $95,716,251 and $88,405,640, respectively)	$132,209,904	$92,046,344
Affiliated investments (cost $150,851 and $1,638,216, respectively)	150,851	1,638,216
Cash	51,416	26,415
Interest and dividend receivable	203,744	100,770
Receivable for capital shares issued	8,000	418,064
Receivable for investments sold	—	765,943
Prepaid expenses and other assets	22,494	25,231

Total Assets	132,646,409	95,020,983

Liabilities:
Payable for capital shares redeemed	29,607	262,080
Payable for investments purchased	—	381,517
Accrued expenses and other payables:
Investment advisory fees	87,373	60,045
Accounting fees	7,833	7,250
Audit fees	22,283	22,283
Distribution fees	3,894	—
Custodian fees	511	4,888
Shareholder reports	2,977	561
Transfer agent fees	41,269	—
Other	7,936	3,840

Total Liabilities	203,683	742,464

Net Assets	$132,442,726	$94,278,519

Net Assets Consists of:
Capital	$89,687,516	$90,012,674
Undistributed net investment income	320,378	116,830
Accumulated net realized gains from investment transactions	5,941,179	508,311
Net unrealized appreciation on investments	36,493,653	3,640,704

Net Assets	$132,442,726	$94,278,519

37

FINANCIAL STATEMENTS
Statements of Assets and Liabilities (cont.)

March 31, 2018 (Unaudited)

	RBC Microcap Value Fund		RBC Small Cap Value Fund
Net Assets
Class A		$6,314,253	$	N/A
Class I		126,128,473		88,345,727
Class R6		N/A		5,932,792

Total		$132,442,726		$94,278,519

Shares Outstanding (Unlimited number of shares authorized, no par value):
Class A		213,022		N/A
Class I		4,252,851		6,783,111
Class R6		N/A		452,872

Total		4,465,873		7,235,983

Net Asset Values and Redemption Prices Per Share:
Class A(a)		$29.64	$	N/A

Class I		$29.66		$13.02

Class R6	$	N/A		$13.10

Maximum Offering Price Per Share:
Class A		$31.45	$	N/A

Maximum Sales Charge - Class A		5.75%		N/A

(a)	For Class A shares, redemption price per share will be reduced by 1.00% for sales of shares within 12 months of purchase (only applicable on purchases of $1 million or more on which no initial sales charge was paid). Such reduction is not reflected in the net asset value and the redemption price per share.

See Notes to the Financial Statements.

38

FINANCIAL STATEMENTS
Statements of Operations

For the Six Months Ended March 31, 2018

(Unaudited)

	RBC SMID Cap	RBC Enterprise	RBC Small Cap
	Growth Fund	Fund	Core Fund
Investment Income:
Dividend income - unaffiliated	$229,875	$380,777	$1,540,844
Dividend income - affiliated	7,793	5,338	10,965
Foreign tax withholding	—	(5,290)	—

Total Investment Income	237,668	380,825	1,551,809

Expenses:
Investment advisory fees	279,507	408,641	1,226,719
Distribution fees–Class A	14,599	1,724	17,548
Accounting fees	17,255	17,643	24,053
Audit fees	17,814	17,814	17,814
Custodian fees	1,816	2,124	4,643
Insurance fees	2,120	2,120	2,120
Legal fees	6,552	3,367	22,333
Registrations and filing fees	27,624	18,899	29,218
Shareholder reports	5,345	7,964	14,404
Transfer agent fees–Class A	14,759	3,462	12,187
Transfer agent fees–Class I	22,444	51,704	165,503
Transfer agent fees–Class R6	2,278	—	2,286
Trustees’ fees and expenses	2,945	3,272	9,897
Tax expense	1,875	1,875	1,875
Other fees	3,432	2,617	4,310

Total expenses before fee waiver/reimbursement	420,365	543,226	1,554,910
Expenses waived/reimbursed by:
Advisor	(78,343)	(69,083)	(238,647)

Net expenses	342,022	474,143	1,316,263

Net Investment Income (Loss)	(104,354)	(93,318)	235,546

Realized/Unrealized Gains/(Losses):
Net realized gains from investment transactions	2,518,846	6,903,058	10,185,983
Net change in unrealized appreciation/(depreciation) on investments	2,603,794	(7,869,730)	(4,632,153)

Net realized/unrealized gains/(losses)	5,122,640	(966,672)	5,553,830

Change in net assets resulting from operations	$5,018,286	$(1,059,990)	$5,789,376

39

FINANCIAL STATEMENTS
Statements of Operations (cont.)

For the Six Months Ended March 31, 2018 (Unaudited)

	RBC Microcap	RBC Small Cap
	Value Fund	Value Fund
Investment Income:
Dividend income - unaffiliated	$1,484,817	$786,846
Dividend income - affiliated	7,679	16,770
Foreign tax withholding	(476)	(1,808)

Total Investment Income	1,492,020	801,808

Expenses:
Investment advisory fees	632,357	337,937
Distribution fees–Class A	8,551	—
Accounting fees	26,039	17,502
Audit fees	17,814	17,814
Custodian fees	2,277	5,358
Insurance fees	2,120	2,119
Legal fees	5,125	1,361
Registrations and filing fees	18,462	21,940
Shareholder reports	14,831	2,291
Transfer agent fees–Class A	16,400	—
Transfer agent fees–Class I	100,583	14,722
Transfer agent fees–Class R6	—	2,291
Trustees’ fees and expenses	5,247	1,765
Tax expense	1,875	1,875
Other fees	2,899	2,848

Total expenses before fee waiver/reimbursement	854,580	429,823
Expenses waived/reimbursed by:
Advisor	(94,222)	(30,026)

Net expenses	760,358	399,797

Net Investment Income	731,662	402,011

Realized/Unrealized Gains/(Losses):
Net realized gains from investment transactions	7,199,751	824,094
Net change in unrealized depreciation on investments	(8,435,649)	(1,886,524)

Net realized/unrealized losses	(1,235,898)	(1,062,430)

Change in net assets resulting from operations	$(504,236)	$(660,419)

See Notes to the Financial Statements.

40

FINANCIAL STATEMENTS
Statements of Changes in Net Assets

	RBC SMID Cap Growth Fund
	For the Six Months Ended March 31, 2018 (Unaudited)	For the Year Ended September 30, 2017
From Investment Activities
Operations:
Net investment loss	$(104,354)	$(232,555)
Net realized gains from investments	2,518,846	15,178,661
Net change in unrealized appreciation/(depreciation) on investments	2,603,794	(5,923,148)

Change in net assets resulting from operations	5,018,286	9,022,958

Distributions to Class A Shareholders:
From net realized gains from investment transactions	(2,410,341)	(886,609)
Distributions to Class I Shareholders:
From net realized gains from investment transactions	(12,451,210)	(4,241,940)
Distributions to Class R6 Shareholders:
From net realized gains from investment transactions	(2,177)	(682)

Change in net assets resulting from shareholder distributions	(14,863,728)	(5,129,231)

Capital Transactions:
Proceeds from shares issued	7,152,379	11,863,799
Distributions reinvested	14,797,134	5,053,916
Cost of shares redeemed	(7,393,363)	(41,909,394)

Change in net assets resulting from capital transactions	14,556,150	(24,991,679)

Net increase/(decrease) in net assets	4,710,708	(21,097,952)
Net Assets:
Beginning of period	77,074,478	98,172,430

End of period	$81,785,186	$77,074,478

Distributions in excess of net investment income	$(328,332)	$(223,978)

Share Transactions:
Issued	493,475	782,046
Reinvested	1,095,312	356,322
Redeemed	(511,751)	(2,841,098)

Change in shares resulting from capital transactions	1,077,036	(1,702,730)

See Notes to the Financial Statements.

41

FINANCIAL STATEMENTS
Statements of Changes in Net Assets

	RBC Enterprise Fund
	For the Six Months Ended March 31, 2018 (Unaudited)	For the Year Ended September 30, 2017
From Investment Activities
Operations:
Net investment loss	$(93,318)	$(109,059)
Net realized gains from investments	6,903,058	14,325,160
Net change in unrealized appreciation/(depreciation) on investments	(7,869,730)	7,787,110

Change in net assets resulting from operations	(1,059,990)	22,003,211

Distributions to Class A Shareholders:
From net investment income	—	(384)
From net realized gains from investment transactions	(265,777)	(13,842)
Distributions to Class I Shareholders:
From net investment income	—	(257,301)
From net realized gains from investment transactions	(15,947,218)	(962,243)

Change in net assets resulting from shareholder distributions	(16,212,995)	(1,233,770)

Capital Transactions:
Proceeds from shares issued	217,103	600,110
Distributions reinvested	15,290,528	1,163,116
Cost of shares redeemed	(5,617,311)	(36,094,124)

Change in net assets resulting from capital transactions	9,890,320	(34,330,898)

Net decrease in net assets	(7,382,665)	(13,561,457)
Net Assets:
Beginning of period	90,824,591	104,386,048

End of period	$83,441,926	$90,824,591

Distributions in excess of net investment income	$(93,318)	$—

Share Transactions:
Issued	8,852	24,781
Reinvested	660,634	47,683
Redeemed	(231,969)	(1,505,995)

Change in shares resulting from capital transactions	437,517	(1,433,531)

See Notes to the Financial Statements.

42

FINANCIAL STATEMENTS
Statements of Changes in Net Assets

	RBC Small Cap Core Fund
	For the Six Months Ended March 31, 2018 (Unaudited)	For the Year Ended September 30, 2017
From Investment Activities
Operations:
Net investment income	$235,546	$232,417
Net realized gains from investments	10,185,983	9,694,098
Net change in unrealized appreciation/(depreciation) on investments	(4,632,153)	29,532,276

Change in net assets resulting from operations	5,789,376	39,458,791

Distributions to Class A Shareholders:
From net realized gains from investment transactions	(396,907)	—
Distributions to Class I Shareholders:
From net investment income	(78,417)	(436,339)
From net realized gains from investment transactions	(7,508,043)	—
Distributions to Class R6 Shareholders:
From net investment income	—	(9)
From net realized gains from investment transactions	(31,899)	—

Change in net assets resulting from shareholder distributions	(8,015,266)	(436,348)

Capital Transactions:
Proceeds from shares issued	18,806,682	67,499,706
Distributions reinvested	7,804,446	428,287
Cost of shares redeemed	(36,732,421)	(74,573,714)

Change in net assets resulting from capital transactions	(10,121,293)	(6,645,721)

Net increase/(decrease) in net assets	(12,347,183)	32,376,722
Net Assets:
Beginning of period	290,049,600	257,672,878

End of period	$277,702,417	$290,049,600

Distributions in excess of net investment income	$(57,946)	$(215,075)

Share Transactions:
Issued	454,956	1,807,571
Reinvested	187,778	11,150
Redeemed	(891,839)	(2,035,486)

Change in shares resulting from capital transactions	(249,105)	(216,765)

See Notes to the Financial Statements.

43

FINANCIAL STATEMENTS
Statements of Changes in Net Assets

	RBC Microcap Value Fund
	For the Six Months Ended March 31, 2018 (Unaudited)	For the Year Ended September 30, 2017
From Investment Activities
Operations:
Net investment income	$731,662	$805,374
Net realized gains from investments	7,199,751	12,155,490
Net change in unrealized appreciation/(depreciation) on investments	(8,435,649)	13,987,353

Change in net assets resulting from operations	(504,236)	26,948,217

Distributions to Class A Shareholders:
From net investment income	(16,947)	(20,416)
From net realized gains from investment transactions	(649,230)	(463,470)
Distributions to Class I Shareholders:
From net investment income	(699,082)	(715,339)
From net realized gains from investment transactions	(12,698,668)	(7,603,069)

Change in net assets resulting from shareholder distributions	(14,063,927)	(8,802,294)

Capital Transactions:
Proceeds from shares issued	1,812,596	6,964,015
Distributions reinvested	12,772,313	7,402,253
Cost of shares redeemed	(14,484,778)	(36,050,202)

Change in net assets resulting from capital transactions	100,131	(21,683,934)

Net decrease in net assets	(14,468,032)	(3,538,011)
Net Assets:
Beginning of period	146,910,758	150,448,769

End of period	$132,442,726	$146,910,758

Undistributed net investment income	$320,378	$304,745

Share Transactions:
Issued	58,423	226,957
Reinvested	421,529	234,100
Redeemed	(470,525)	(1,174,718)

Change in shares resulting from capital transactions	9,427	(713,661)

See Notes to the Financial Statements.

44

FINANCIAL STATEMENTS
Statements of Changes in Net Assets

	RBC Small Cap Value Fund
	For the Six Months Ended March 31, 2018 (Unaudited)	For the Year Ended September 30, 2017
From Investment Activities
Operations:
Net investment income	$402,011	$213,823
Net realized gains from investments	824,094	1,461,805
Net change in unrealized appreciation/(depreciation) on investments	(1,886,524)	4,896,874

Change in net assets resulting from operations	(660,419)	6,572,502

Distributions to Class I Shareholders:
From net investment income	(437,929)	(42,304)
From net realized gains from investment transactions	(1,596,944)	(171,674)
Distributions to Class R6 Shareholders:
From net investment income	(35,298)	—
From net realized gains from investment transactions	(127,850)	(178)

Change in net assets resulting from shareholder distributions	(2,198,021)	(214,156)

Capital Transactions:
Proceeds from shares issued	23,774,821	79,615,397
Distributions reinvested	2,042,187	209,695
Cost of shares redeemed	(7,488,157)	(13,502,286)

Change in net assets resulting from capital transactions	18,328,851	66,322,806

Net increase in net assets	15,470,411	72,681,152
Net Assets:
Beginning of period	78,808,108	6,126,956

End of period	$94,278,519	$78,808,108

Undistributed net investment income	$116,830	$188,046

Share Transactions:
Issued	1,771,020	6,382,305
Reinvested	149,980	16,642
Redeemed	(548,747)	(1,075,997)

Change in shares resulting from capital transactions	1,372,253	5,322,950

See Notes to the Financial Statements.

45

FINANCIAL HIGHLIGHTS

RBC SMID Cap Growth Fund

(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities				Distributions
	Net Asset Value, Beginning of Period	Net Investment Loss(a)	Net Realized and Unrealized Gains (Losses) on Investments	Redemption Fees	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
Class A
Six Months Ended 3/31/18 (Unaudited)	$14.72	(0.03)	0.90	—(b)	0.87	—	(3.11)	(3.11)	$12.48
Year Ended 9/30/17	13.92	(0.07)	1.91	—(b)	1.84	—	(1.04)	(1.04)	14.72
Year Ended 9/30/16	13.57	(0.06)	1.95	—(b)	1.89	—	(1.54)	(1.54)	13.92
Year Ended 9/30/15	15.60	(0.08)	0.53	—(b)	0.45	—	(2.48)	(2.48)	13.57
Year Ended 9/30/14	16.10	(0.11)	0.77	—(b)	0.66	—	(1.16)	(1.16)	15.60
Year Ended 9/30/13	14.61	(0.09)	3.35	—(b)	3.26	—	(1.77)	(1.77)	16.10
Class I
Six Months Ended 3/31/18 (Unaudited)	$16.26	(0.02)	1.01	—(b)	0.99	—	(3.11)	(3.11)	$14.14
Year Ended 9/30/17	15.24	(0.04)	2.10	—(b)	2.06	—	(1.04)	(1.04)	16.26
Year Ended 9/30/16	14.68	(0.03)	2.13	—(b)	2.10	—	(1.54)	(1.54)	15.24
Year Ended 9/30/15	16.65	(0.05)	0.56	—(b)	0.51	—	(2.48)	(2.48)	14.68
Year Ended 9/30/14	17.07	(0.08)	0.82	—(b)	0.74	—	(1.16)	(1.16)	16.65
Year Ended 9/30/13	15.34	(0.06)	3.56	—(b)	3.50	—	(1.77)	(1.77)	17.07
Class R6
Six Months Ended 3/31/18 (Unaudited)	$16.27	(0.01)	1.01	—(b)	1.00	—	(3.11)	(3.11)	$14.16
Period Ended 9/30/17(c)	15.30	(0.03)	2.04	—(b)	2.01	—	(1.04)	(1.04)	16.27

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	Less than $0.01 or $(0.01) per share.

(c)	For the period from November 21, 2016 (commencement of operations) to September 30, 2017.

46

FINANCIAL HIGHLIGHTS

RBC SMID Cap Growth Fund

(Selected data for a share outstanding throughout the periods indicated)

		Ratios/Supplemental Data
	Total Return(a)(b)	Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets*	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets*	Portfolio Turnover Rate**
Class A
Six Months Ended 3/31/18 (Unaudited)	6.39%(c)	$11,626	1.07%(d)	(0.47)%(d)	1.42%(d)	9%
Year Ended 9/30/17	14.18%	11,600	1.10%	(0.50)%	1.50%	18%
Year Ended 9/30/16	14.99%	12,106	1.10%	(0.43)%	1.46%	14%
Year Ended 9/30/15	2.20%	12,070	1.10%	(0.56)%	1.45%	18%
Year Ended 9/30/14	3.90%	12,503	1.14%(e)	(0.70)%	1.47%	17%
Year Ended 9/30/13	25.08%	13,620	1.35%	(0.65)%	1.46%	16%
Class I
Six Months Ended 3/31/18 (Unaudited)	6.54%(c)	$70,147	0.82%(d)	(0.22)%(d)	0.98%(d)	9%
Year Ended 9/30/17	14.40%	65,463	0.85%	(0.26)%	1.07%	18%
Year Ended 9/30/16	15.32%	86,067	0.85%	(0.18)%	1.05%	14%
Year Ended 9/30/15	2.44%	54,935	0.85%	(0.31)%	1.07%	18%
Year Ended 9/30/14	4.16%	56,329	0.89%(e)	(0.45)%	1.04%	17%
Year Ended 9/30/13	25.48%	61,546	1.10%	(0.40)%	1.20%	16%
Class R6
Six Months Ended 3/31/18 (Unaudited)(f)	6.61%(c)	$12	0.77%(d)	(0.18)%(d)	39.49%(d)	9%
Period Ended 9/30/17	14.03%(c)	11	0.80%(d)	(0.22)%(d)	50.53%(d)	18%

*	During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(a)	Excludes sales charge.

(b)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.

(c)	Not annualized.

(d)	Annualized.

47

FINANCIAL HIGHLIGHTS

RBC SMID Cap Growth Fund

(Selected data for a share outstanding throughout the periods indicated)

(e)	Beginning November 27, 2013, the net operating expenses were contractually limited to 1.10% and 0.85% of average daily net assets for Class A and Class I respectively. The ratio of net expenses to average net assets represents a blended percentage for the period ended September 30, 2014.

(f)	For the period from November 21, 2016 (commencement of operations) to September 30, 2017.

See Notes to the Financial Statements.

48

FINANCIAL HIGHLIGHTS

RBC Enterprise Fund

(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities				Distributions
	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Redemption Fees	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
Class A
Six Months Ended 3/31/18 (Unaudited)	$26.86	(0.06)	(0.17)	—(b)	(0.23)	—	(5.05)	(5.05)	$21.58
Year Ended 9/30/17	21.49	(0.09)	5.68	—(b)	5.59	(0.01)	(0.21)	(0.22)	26.86
Year Ended 9/30/16	20.16	(0.07)	2.59	—(b)	2.52	—	(1.19)	(1.19)	21.49
Year Ended 9/30/15	25.16	(0.07)	(1.72)	—(b)	(1.79)	—	(3.21)	(3.21)	20.16
Year Ended 9/30/14	26.48	(0.12)	(0.52)	—(b)	(0.64)	—	(0.68)	(0.68)	25.16
Year Ended 9/30/13	19.45	0.06	6.99	—(b)	7.05	(0.02)	—	(0.02)	26.48
Class I
Six Months Ended 3/31/18 (Unaudited)	$27.74	(0.03)	(0.18)	—(b)	(0.21)	—	(5.05)	(5.05)	$22.48
Year Ended 9/30/17	22.17	(0.03)	5.87	—(b)	5.84	(0.06)	(0.21)	(0.27)	27.74
Year Ended 9/30/16	20.77	(0.02)	2.66	—(b)	2.64	(0.05)	(1.19)	(1.24)	22.17
Year Ended 9/30/15	25.77	(0.02)	(1.77)	—(b)	(1.79)	—	(3.21)	(3.21)	20.77
Year Ended 9/30/14	27.05	(0.06)	(0.53)	—(b)	(0.59)	(0.01)	(0.68)	(0.69)	25.77
Year Ended 9/30/13	19.85	0.10	7.16	—(b)	7.26	(0.06)	—	(0.06)	27.05

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	Less than $0.01 or $(0.01) per share.

49

FINANCIAL HIGHLIGHTS

RBC Enterprise Fund

(Selected data for a share outstanding throughout the periods indicated)

		Ratios/Supplemental Data
	Total Return(a)(b)	Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets*	Portfolio Turnover Rate**
Class A
Six Months Ended 3/31/18 (Unaudited)	(1.44)%(c)	$1,036	1.33%(d)	(0.46)%(d)	1.86%(d)	6%
Year Ended 9/30/17	26.15%	1,445	1.33%	(0.39)%	1.96%	26%
Year Ended 9/30/16	13.31%	1,303	1.33%	(0.35)%	2.00%	11%
Year Ended 9/30/15	(8.73)%	1,410	1.33%	(0.30)%	1.85%	16%
Year Ended 9/30/14	(2.62)%	2,708	1.33%	(0.45)%	1.75%	19%
Year Ended 9/30/13	36.31%	3,025	1.33%	0.25%	1.54%	16%
Class I
Six Months Ended 3/31/18 (Unaudited)	(1.31)%(c)	$82,406	1.08%(d)	(0.21)%(d)	1.23%(d)	6%
Year Ended 9/30/17	26.51%	89,379	1.08%	(0.11)%	1.28%	26%
Year Ended 9/30/16	13.56%	103,083	1.08%	(0.09)%	1.25%	11%
Year Ended 9/30/15	(8.50)%	104,237	1.08%	(0.09)%	1.21%	16%
Year Ended 9/30/14	(2.36)%	124,229	1.08%	(0.20)%	1.20%	19%
Year Ended 9/30/13	36.69%	138,882	1.08%	0.44%	1.29%	16%

*	During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(a)	Excludes sales charge.

(b)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.

(c)	Not annualized.

(d)	Annualized.

See Notes to the Financial Statements.

50

FINANCIAL HIGHLIGHTS

RBC Small Cap Core Fund

(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities				Distributions
	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Redemption Fees	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
Class A
Six Months Ended 3/31/18 (Unaudited)	$38.85	(0.01)	0.76	—(b)	0.75	—	(1.15)	(1.15)	$38.45
Year Ended 9/30/17	33.53	(0.04)	5.36	—(b)	5.32	—	—	—	38.85
Year Ended 9/30/16	28.55	(0.07)	5.46	—(b)	5.39	—	(0.41)	(0.41)	33.53
Year Ended 9/30/15	30.66	(0.04)	(0.91)	—(b)	(0.95)	—	(1.16)	(1.16)	28.55
Year Ended 9/30/14	30.53	(0.09)	1.04	—(b)	0.95	—	(0.82)	(0.82)	30.66
Year Ended 9/30/13	24.45	0.09	7.65	—(b)	7.74	(0.08)	(1.58)	(1.66)	30.53
Class I
Six Months Ended 3/31/18 (Unaudited)	$40.42	0.04	0.78	—(b)	0.82	(0.01)	(1.15)	(1.16)	$40.08
Year Ended 9/30/17	34.85	0.04	5.59	—(b)	5.63	(0.06)	—	(0.06)	40.42
Year Ended 9/30/16	29.61	—(b)	5.67	—(b)	5.67	(0.02)	(0.41)	(0.43)	34.85
Year Ended 9/30/15	31.68	0.04	(0.95)	—(b)	(0.91)	—	(1.16)	(1.16)	29.61
Year Ended 9/30/14	31.45	(0.01)	1.06	—(b)	1.05	—	(0.82)	(0.82)	31.68
Year Ended 9/30/13(c)	25.11	0.12	7.92	—(b)	8.04	(0.12)	(1.58)	(1.70)	31.45
Class R6
Six Months Ended 3/31/18 (Unaudited)	$40.46	0.04	0.80	—(b)	0.84	—	(1.15)	(1.15)	$40.15
Period Ended 9/30/17(d)	37.08	(0.11)	3.52	—(b)	3.41	(0.03)	—	(0.03)	40.46

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	Less than $0.01 or $(0.01) per share.

(c)	Effective November 27, 2012, Class S shares were redesignated as Class I shares. Performance information shown for Class I prior to that date reflects the performance of Class S, and all financial data shown for prior years is for Class S.

(d)	For the period from November 21, 2016 (commencement of operations) to March 31, 2017.

51

FINANCIAL HIGHLIGHTS

RBC Small Cap Core Fund

(Selected data for a share outstanding throughout the periods indicated)

			Ratios/Supplemental Data
	Total Return(a)(b)		Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses to Average Net Assets*		Portfolio Turnover Rate**
Class A
Six Months Ended 3/31/18 (Unaudited)	1.81	%(c)	$13,202	1.15	%(d)	(0.07	)%(d)	1.36	%(d)	11%
Year Ended 9/30/17	15.87%		14,574	1.15%		(0.11)%		1.47%		29%
Year Ended 9/30/16	19.07%		12,960	1.15%		(0.23)%		1.47%		20%
Year Ended 9/30/15	(3.47)%		7,303	1.15%		(0.13)%		1.34%		36%
Year Ended 9/30/14	3.05%		8,971	1.15%		(0.30)%		1.57%		29%
Year Ended 9/30/13	33.57%		9,186	1.17	%(e)	0.34%		1.48%		26%
Class I
Six Months Ended 3/31/18 (Unaudited)	1.92	%(c)	$263,324	0.90	%(d)	0.18	%(d)	1.06	%(d)	11%
Year Ended 9/30/17	16.18%		274,434	0.90%		0.10%		1.15%		29%
Year Ended 9/30/16	19.35%		244,713	0.90%		(0.01)%		1.13%		20%
Year Ended 9/30/15	(3.22)%		226,237	0.90%		0.11%		1.13%		36%
Year Ended 9/30/14	3.29%		209,104	0.90%		(0.04)%		1.13%		29%
Year Ended 9/30/13(f)	33.96%		138,426	0.90	%(e)	0.47%		1.20%		26%
Class R6
Six Months Ended 3/31/18 (Unaudited)	1.97	%(c)	$1,177	0.87	%(d)	0.21	%(d)	1.34	%(d)	11%
Period Ended 9/30/17(g)	9.21	%(c)	1,041	0.87	%(d)	(0.33	)%(d)	6.88	%(d)	29%

*	During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(a)	Excludes sales charge.

(b)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.

(c)	Not annualized.

(d)	Annualized.

52

FINANCIAL HIGHLIGHTS

RBC Small Cap Core Fund

(Selected data for a share outstanding throughout the periods indicated)

(e)	Beginning November 27, 2012, the net operating expenses were contractually limited to 1.15% and 0.90% of average daily net assets for Class A and Class I respectively. The ratio of net expenses to average net assets represents a blended percentage for the period ended September 30, 2013.

(f)	Effective November 27, 2012, Class S shares were redesignated as Class I shares. Performance information shown for Class I prior to that date reflects the performance of Class S, and all financial data shown for prior years is for Class S.

(g)	For the period from November 21, 2016 (commencement of operations) to March 31, 2017.

See Notes to the Financial Statements.

53

FINANCIAL HIGHLIGHTS

RBC Microcap Value Fund

(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities				Distributions
	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) on Investments	Redemption Fees	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
Class A
Six Months Ended 3/31/18 (Unaudited)	$32.91	0.12	(0.26)	—(b)	(0.14)	(0.08)	(3.05)	(3.13)	$29.64
Year Ended 9/30/17	29.05	0.09	5.45	—(b)	5.54	(0.07)	(1.61)	(1.68)	32.91
Year Ended 9/30/16	25.88	0.04	3.50	—(b)	3.54	(0.08)	(0.29)	(0.37)	29.05
Year Ended 9/30/15	26.68	0.06	(0.06)	—(b)	—	(0.10)	(0.70)	(0.80)	25.88
Year Ended 9/30/14	25.10	0.09	1.69	—(b)	1.78	(0.20)	—	(0.20)	26.68
Year Ended 9/30/13	18.91	0.15	6.18	—(b)	6.33	(0.14)	—	(0.14)	25.10
Class I
Six Months Ended 3/31/18 (Unaudited)	$32.97	0.16	(0.25)	—(b)	(0.09)	(0.17)	(3.05)	(3.22)	$29.66
Year Ended 9/30/17	29.10	0.17	5.46	—(b)	5.63	(0.15)	(1.61)	(1.76)	32.97
Year Ended 9/30/16	25.92	0.11	3.51	—(b)	3.62	(0.15)	(0.29)	(0.44)	29.10
Year Ended 9/30/15	26.73	0.13	(0.07)	—(b)	0.06	(0.17)	(0.70)	(0.87)	25.92
Year Ended 9/30/14	25.13	0.15	1.71	—(b)	1.86	(0.26)	—	(0.26)	26.73
Year Ended 9/30/13(c)	18.93	0.20	6.18	—(b)	6.38	(0.18)	—	(0.18)	25.13

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	Less than $0.01 or $(0.01) per share.

(c)	Effective November 27, 2012, Class S shares were redesignated as Class I shares. Performance information shown for Class I prior to that date reflects the performance of Class S, and all financial data shown for prior years is for Class S.

54

FINANCIAL HIGHLIGHTS

RBC Microcap Value Fund

(Selected data for a share outstanding throughout the periods indicated)

		Ratios/Supplemental Data
	Total Return(a)(b)	Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets*	Portfolio Turnover Rate**
Class A
Six Months Ended 3/31/18 (Unaudited)	(0.63)%(c)	$ 6,314	1.32%(d)	0.80%(d)	1.77%(d)	5%
Year Ended 9/30/17	19.32%	7,276	1.32%	0.31%	1.75%	9%

Year Ended 9/30/16	13.80%	9,136	1.32%	0.15%	1.76%	11%
Year Ended 9/30/15	(0.18)%	10,300	1.32%	0.20%	1.69%	5%
Year Ended 9/30/14	7.09%	10,029	1.32%	0.32%	1.69%	11%
Year Ended 9/30/13	33.66%	6,417	1.32%	0.69%	1.52%	4%
Class I
Six Months Ended 3/31/18 (Unaudited)	(0.48)%(c)	$126,128	1.07%(d)	1.05%(d)	1.19%(d)	5%
Year Ended 9/30/17	19.62%	139,635	1.07%	0.56%	1.25%	9%
Year Ended 9/30/16	14.10%	141,313	1.07%	0.40%	1.24%	11%
Year Ended 9/30/15	0.04%	130,135	1.07%	0.47%	1.22%	5%
Year Ended 9/30/14	7.39%	134,345	1.07%	0.55%	1.23%	11%
Year Ended 9/30/13(e)	33.96%	144,915	1.07%	1.08%	1.26%	4%

*	During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(a)	Excludes sales charge.

(b)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.

(c)	Not annualized.

(d)	Annualized.

(e)	Effective November 27, 2012, Class S shares were redesignated as Class I shares. Performance information shown for Class I prior to that date reflects the performance of Class S, and all financial data shown for prior years is for Class S.

See Notes to the Financial Statements.

55

FINANCIAL HIGHLIGHTS

RBC Small Cap Value Fund

(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
Class I
Six Months Ended 3/31/18 (Unaudited)	$13.43	0.06	(0.10)	(0.04)	(0.08)	(0.29)	(0.37)	$13.02
Year Ended 9/30/17	11.33	0.06	2.31	2.37	(0.05)	(0.22)	(0.27)	13.43
Year Ended 9/30/16	9.73	0.08	1.76	1.84	(0.16)	(0.08)	(0.24)	11.33
Period Ended 9/30/15(b)	10.00	0.06	(0.30)	(0.24)	(0.03)	—	(0.03)	9.73
Class R6
Six Months Ended 3/31/18 (Unaudited)	$13.51	0.07	(0.11)	(0.04)	(0.08)	(0.29)	(0.37)	$13.10
Period Ended 9/30/17(c)	12.26	0.06	1.41	1.47	—	(0.22)	(0.22)	13.51

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	For the period from December 3, 2014 (commencement of operations) to September 30, 2015.

(c)	For the period from November 21, 2016 (commencement of operations) to March 31, 2017.

56

FINANCIAL HIGHLIGHTS

RBC Small Cap Value Fund

(Selected data for a share outstanding throughout the periods indicated)

		Ratios/Supplemental Data
	Total Return(a)(b)	Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets*	Portfolio Turnover Rate**
Class I
Six Months Ended 3/31/18 (Unaudited)	(0.42)%(c)	$88,346	0.95%(d)	0.95%(d)	1.01%(d)	10%
Year Ended 9/30/17	21.10%	72,852	1.00%	0.48%	1.19%	35%
Year Ended 9/30/16	19.26%	6,127	1.00%	0.79%	2.71%	47%
Period Ended 9/30/15(e)	(2.42)%(c)	5,085	1.00%(d)	0.67%(d)	3.50%(d)	41%
Class R6
Six Months Ended 3/31/18 (Unaudited)	(0.41)%(c)	$ 5,933	0.90%(d)	0.99%(d)	1.05%(d)	10%
Period Ended 9/30/17(f)	12.10%(c)	5,956	0.95%(d)	0.56%(d)	1.31%(d)	35%

*	During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(a)	Excludes sales charge.

(b)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.

(c)	Not annualized.

(d)	Annualized.

(e)	For the period from December 3, 2014 (commencement of operations) to September 30, 2015.

(f)	For the period from November 21, 2016 (commencement of operations) to March 31, 2017.

See Notes to the Financial Statements.

57

NOTES TO FINANCIAL STATEMENTS

March 31, 2018 (Unaudited)

1. Organization:

RBC Funds Trust (the “Trust”) is registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company. The Trust was organized as a Delaware statutory trust on December 16, 2003 and currently consists of 18 portfolios. Overall responsibility for the management of the Trust is vested in its Board of Trustees (the “Board”). Predecessor funds to the Trust were reorganized as portfolios of the Trust effective April 16, 2004. This report includes the following five investment portfolios (each a “Fund” and collectively, the “Funds”):

- RBC SMID Cap Growth Fund (“SMID Cap Growth Fund”)

- RBC Enterprise Fund (“Enterprise Fund”)

- RBC Small Cap Core Fund (“Small Cap Core Fund”)

- RBC Microcap Value Fund (“Microcap Value Fund”)

- RBC Small Cap Value Fund (“Small Cap Value Fund”)

The SMID Cap Growth and Small Cap Core Funds offer three share classes: Class A, Class R6 and Class I shares. The Enterprise and Microcap Value Funds offer two share classes: Class A and Class I shares. The Small Cap Value Fund offers Class I and Class R6 shares. On November 27, 2012, Class C shares were converted to Class A shares for the SMID Cap Growth, Enterprise, Small Cap Core and Microcap Value Funds and Class S shares were converted to Class I shares for SMID Cap Growth and Enterprise Funds. For the Small Cap Core and Microcap Value Funds, which did not previously have Class I shares, the Class S shares were redesignated as Class I shares. Class A shares are offered with a 5.75% maximum front-end sales charge and a 1.00% contingent deferred sales charge (“CDSC”) for redemption within 12 months of a $1 million or greater purchase on which no front-end sales charge was paid. Class I and Class R6 shares (intended for investors meeting certain investment minimum thresholds) are not subject to either a front-end sales charge or a CDSC.

RBC Global Asset Management (U.S.) Inc. (”RBC GAM (US)“ or ”Advisor“ or ”Co-Administrator“) acts as the investment advisor for the Funds. The officers of the Trust (“Fund Management”) are also employees of RBC GAM (US).

2. Significant Accounting Policies

Each Fund is an investment company that follows accounting and reporting guidance under the Financial Accounting Standards Board. Summarized below are the significant accounting policies of the Funds. These policies conform to accounting principles generally accepted in the United States of America (“U.S. GAAP”). Fund Management follows these policies when preparing financial statements. Fund Management may also be required to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The financial statements are as of the close of regular trading on the New York Stock Exchange (“NYSE”).

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables-Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

Security Valuation:

The Board has adopted pricing and valuation procedures for determining the fair value of each Fund’s investments. Fair value of a security is considered to be the price that a fund might reasonably expect to receive upon its current sale in an orderly transaction between market participants.

58

NOTES TO FINANCIAL STATEMENTS

Equity securities are generally valued on the basis of prices furnished by third-party pricing services approved by the Board. Equity securities listed on one or more exchanges shall be valued at the last available quoted sale price on the primary trading exchange as of the regularly scheduled closing time of the exchange and are categorized as Level 1 in the fair value hierarchy. (See “Fair Value Measurements” below for additional information). An equity security not listed on an exchange but listed on NASDAQ shall be valued at the NASDAQ official closing price and is also categorized as Level 1. If there was no sale on the primary exchange on the day the net asset value is calculated or a NASDAQ official closing price is not available, the most recent bid quotation generally will be used and such securities will generally be categorized as Level 2. Investments in open-end investment companies (mutual funds) are valued at net asset value and are categorized as Level 1 in the fair value hierarchy. Fixed income securities, including to-be-announced (“TBA”) commitments and municipal bonds, are generally valued based on evaluated prices received from third-party pricing services or from broker-dealers who make markets in the securities and are generally categorized as Level 2 in the fair value hierarchy (see “Fair Value Measurements” below for additional information). The pricing services utilize both dealer-supplied valuations and electronic data processing techniques that take into account multiple appropriate factors such as institutional-size trading in similar groups of securities, market spreads, interest rates, and fundamental security analytical data including yield, quality, coupon rate, maturity and type of issue.

Foreign securities valued in non-U.S. dollars are valued in the foreign currency and then converted into the U.S. dollar equivalent using the foreign exchange rate in effect at the close of the NYSE on the day the security’s value is determined. The value of securities traded in markets outside the United States may be affected on a day that the NYSE is closed and an investor is not able to purchase, exchange or redeem shares of the Funds.

The Board has delegated to the Funds’ Pricing Committee (“Pricing Committee”) the responsibility for implementing the pricing and valuation procedures, including responsibility for determining the fair value of the Funds’ securities or other assets and liabilities. The Pricing Committee includes representatives of the Funds’ Advisor, and Co-Administrator, including personnel from accounting and operations, investment management, trading, risk management, compliance and legal. The Pricing Committee meets at least quarterly to review and approve Fund valuation matters, including a review of the Funds’ pricing activity and operations, fair value measurements, pricing vendors, policies and procedures, and related controls. At least a quorum of the Pricing Committee shall meet more frequently, as needed, to consider and approve time-sensitive fair valuation matters. The Pricing Committee reports to the Valuation, Portfolio Management and Performance Committee (“Valuation Committee”) of the Board. Members of the Pricing Committee meet with the Valuation Committee and the Board at each of their regularly scheduled meetings to discuss valuation matters and actions taken during the period.

The Board has adopted procedures to determine the fair value of a security when a price is not available from a pricing service or broker- dealer or Fund Management determines that a price provided by a pricing service or broker-dealer does not approximate fair value. Fair valuation may also be used when a significant valuation event affecting the value of a security or market sector is determined to have occurred between the time when a security’s market closes and the time the Fund’s net asset value is calculated. The fair value of the security will be determined in good faith by the Pricing Committee in accordance with procedures and methodologies adopted by the Board. General factors used in determining the fair value of securities include, but are not limited to, fundamental analytical data relating to the security, the issuer and the market, such as duration, prepayment and default rates; general level of interest rates and changes in interest rates; information from broker-dealers; trading in similar securities; any restrictions on disposition of the security; and an evaluation of the forces that influence the market in which the investments are traded. These securities are either categorized as Level 2 or 3 in the fair value hierarchy, depending on the relevant inputs used.

When the Funds utilize fair valuation methods that use significant unobservable inputs to determine a security’s value, such securities will be categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Funds’ policy is intended

59

NOTES TO FINANCIAL STATEMENTS

to result in a calculation of a Fund’s net asset value that fairly reflects security values as of the time of pricing, the Funds cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Funds could obtain for a security if they were to dispose of it as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Funds may differ from the value that would be realized if the securities were sold.

The Funds’ Pricing Committee employs various methods for calibrating the valuation approach related to securities categorized within Level 2 and Level 3 of the fair value hierarchy. These methods may include regular due diligence of the Funds’ pricing vendors, a regular review of key inputs and assumptions, transaction back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing and stale prices and large movements in market value, and reviews of any market related activities. Additionally, the pricing of all fair value holdings is subsequently reported to the Valuation Committee and Board.

Fair Value Measurements:

The Funds disclose the fair value of their investments in a hierarchy that categorizes investments based on the inputs to valuation techniques used to measure fair value. The three levels of the fair value hierarchy are as follows:

•    Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date.

•    Level 2 - Significant inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active. Observable inputs may include quoted prices for similar securities, interest rates, spreads, prepayment spreads, etc.

•    Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

Inputs used in determining fair value of an investment may include, but are not limited to, price information, volatility statistics, credit and market data, and other factors, all of which may be either observable or unobservable. Inputs can vary among investments and will be impacted by the investment type and volume of activity for the particular security or similar securities in the market. Investments in the Level 3 category are generally supported by transactions and quoted prices from dealers participating in the market for those investments. Investments may be included in the Level 3 category due to a lack of market activity or transparency. Internal valuation models may also be used as a pricing source for Level 3 investments. Internal valuation models may rely on one or more unobservable inputs, such as estimated cash flows, financial statement analysis and discount rates.

The summary of inputs used to determine the fair value of the Funds’ investments as of March 31, 2018 is as follows:

Funds	Level 1 Quoted Prices		Level 2 Significant Observable Inputs		Level 3 Significant Unobservable Inputs	Total
Assets:
Investments in Securities
SMID Cap Growth Fund	$ 81,582,713	(a)	$ —		$ —	$ 81,582,713
Enterprise Fund	83,361,880	(a)	—		—	83,361,880
Small Cap Core Fund	275,508,322	(a)	—		—	275,508,322
Microcap Value Fund	131,772,283	(a)	466,504	(b)	121,968	132,360,755
Small Cap Value Fund	93,684,560	(a)	—		—	93,684,560

(a)	The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Portfolio Investments.

60

NOTES TO FINANCIAL STATEMENTS

(b)	Represents securities in the Consumer Discretionary ($466,404) and Financials ($100), sections of the Schedule of Portfolio Investments.

The Funds did not have any liabilities that were measured at fair value on a recurring basis at March 31, 2018.

During the period ended March 31, 2018, the Funds, except Microcap Value Fund, recognized no transfers to/from Level 1 or Level 2. For Microcap Value Fund, transfers to Level 1 from Level 2 in the amount of $2,082,754 were due to the absence of an active trading market for the securities on March 31, 2018. The Funds’ policy is to recognize transfers between Level 1, Level 2 and Level 3 at the end of the period utilizing fair value at the beginning of the year.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Microcap Value Fund
Common Stocks– (Financials)
Balance as of 9/30/17(value)	$141,120
Change in unrealized appreciation (depreciation)*	(19,152)

Balance as of 3/31/18(value)	$121,968

*	Net change in unrealized appreciation/(depreciation) in Level 3 securities still held at March 31, 2018

The Fund’s assets assigned to the Level 3 category were valued using the valuation methodology and technique deemed most appropriate in the circumstances. The significant unobservable inputs used include assumptions regarding the particular security’s cash flow profile and potential defaults which may not be generally observable for either the security or for assets of a similar type. Inputs with respect to variable rate securities may also include assumptions regarding future interest rate changes. Significant changes in any of these assumptions may result in a lower or higher fair value measurement.

Financial Instruments:

Repurchase Agreements:

The Funds, except SMID Cap Growth Fund, may enter into repurchase agreements with counterparties whom the Advisor has deemed creditworthy, including primary dealers that report to the Federal Reserve Bank of New York or other large U.S. commercial banks or broker-dealers. These repurchase agreements are subject to the seller’s agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the Funds plus interest negotiated on the basis of current short-term rates.

Securities pledged by the dealers as collateral for repurchase agreements are held by a custodian bank until maturity of the repurchase agreement. The Funds have procedures to monitor additional collateral, if needed, to ensure that the daily market value of the collateral remains in excess of the market value of the repurchase agreement in the event of a default.

There were no repurchase agreements held during the period ended March 31, 2018.

Affiliated Investments:

The Funds invest in other Funds of the Trust (an “Affiliated Fund”). The Funds invest in U.S. Government Money Market Fund-RBC Institutional Class 1 as a cash sweep vehicle. The income earned by the Funds from the Affiliated Fund for the period is disclosed in the Statement of Operations. The table below details the transactions of the Funds in the Affiliated Fund.

61

NOTES TO FINANCIAL STATEMENTS

	Value September 30, 2017	Purchases	Sales	Value March 31, 2018	Dividends
Investments in U.S. Government
Money Market Fund
—RBC Institutional Class 1
SMID Cap Growth Fund	$ 570,257	$ 6,725,459	$ 6,827,241	$ 468,475	$ 7,793
Enterprise Fund	251,438	6,824,688	(6,858,251)	217,875	5,338
Small Cap Core Fund	3,272,660	23,857,267	(25,082,200)	2,047,727	10,965
Microcap Value Fund	1,831,767	6,958,635	(8,639,551)	150,851	7,679
Small Cap Value Fund	3,579,686	19,433,638	(21,375,108)	1,638,216	16,770

Investment Transactions and Income:

Investment transactions are recorded on trade date. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are calculated based on the cost of the specific security (also known as identified cost basis). Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount using the effective yield method.

Expense, Investment Income and Gain/Loss Allocation:

Each Fund pays the expenses that are directly related to its operations, such as custodian fees or advisory fees. Expenses incurred by the Trust, such as trustee or legal fees, are allocated among each of the Funds in the Trust either proportionately based upon each Fund’s relative net assets or using another reasonable basis such as equally across all Funds in the Trust, depending on the nature of the expense. Individual share classes within a Fund are charged expenses specific to that class, such as distribution fees and transfer agent fees. Within a Fund, expenses other than class specific expenses are allocated daily to each class based upon the proportion of relative net assets. Investment income and realized and unrealized gains or losses are allocated to each class of shares based on relative net assets.

Real Estate Investment Trusts:

The Funds may own shares of real estate investment trusts (”REITs“) which report information on the source of their distributions annually. Dividends paid by a REIT, other than capital gain distributions, will be taxable as ordinary income up to the amount of the REIT’s current and accumulated earnings and profits. Capital gain dividends paid by a REIT to a Fund will be treated as long term capital gains by the Fund and, in turn, may be distributed by the Fund to its shareholders as a capital gain distribution. Distributions received from a REIT in excess of its income are recorded as a return of capital and a reduction to the cost basis of the REIT.

Distributions to Shareholders:

Each Fund pays out any income that it receives, less expenses, in the form of dividends and capital gain distributions to its shareholders. Income dividends and capital gain distributions for each Fund are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are calculated based on federal income tax regulations, which may differ from US GAAP. These “book/tax” differences may be either temporary or permanent in nature. To the extent these differences are determined, as of the end of the tax year, to be permanent (e.g., net operating loss, redesignation of distributions and basis adjustments on investments in passive foreign investment companies (PFICs) and partnerships.), they are reclassified within a Fund’s capital accounts based on their federal tax basis treatment.

62

NOTES TO FINANCIAL STATEMENTS

3. Agreements and Other Transactions with Affiliates:

The Trust has entered into an investment advisory agreement with RBC GAM (US) under which RBC GAM (US) manages each Funds’ assets and furnishes related office facilities, equipment, research and personnel. The agreement requires each Fund to pay RBC GAM (US) a monthly fee based upon average daily net assets. Under the terms of the agreement, RBC GAM (US) is entitled to receive fees based on a percentage of the average daily net assets of each of the Funds as follows:

	Average Daily Net Assets of Fund	Annual Rate
SMID Cap Growth Fund	All Net Assets	0.70%
Enterprise Fund	Up to $30 Million	1.00%
	Over $30 Million	0.90%
Small Cap Core Fund	All Net Assets	0.85%
Microcap Value Fund	All Net Assets	0.90%
Small Cap Value Fund	All Net Assets	0.80%

RBC GAM (US) has contractually agreed to waive fees and/or make payments in order to keep total operating expenses (excluding certain fees such as interest, taxes and acquired fund fees and expenses) of the Funds to the following levels pursuant to an expense limitation agreement.

	Class A Annual Rate	Class I Annual Rate	Class R6 Annual Rate
SMID Cap Growth Fund	1.07%	0.82%	0.77%
Enterprise Fund	1.33%	1.08%	N/A
Small Cap Core Fund	1.15%	0.90%	0.87%
Microcap Value Fund	1.32%	1.07%	N/A
Small Cap Value Fund	N/A	0.95%	0.90%

This expense limitation agreement is in place until January 31, 2019, and shall continue for additional one-year terms unless terminated by either party at any time. Each Fund will carry forward, for a period not to exceed 12 months (3 years for Small Cap Value Fund) from the date on which the fee was waived or expense was paid by RBC GAM (US), any expenses in excess of the expense limitation and repay RBC GAM (US) such amounts, provided the Fund is able to effect such repayment and remain in compliance with the expense limitation.

	FYE 9/30/15	FYE 9/30/16	FYE 9/30/17	FYE 9/30/18	Total
SMID Cap Growth Fund	$ —	$ —	$ —	$ 77,313	$ 77,313
Enterprise Fund	—	—	—	68,338	68,338
Small Cap Core Fund	—	—	—	237,149	237,149
Microcap Value Fund	—	—	—	93,141	93,141
Small Cap Value Fund	61,108	93,970	85,537	27,761	268,376

There was no recoupment of expense reimbursements/waivers during the year. Amounts from years prior to those shown are no longer subject to recoupment.

RBC GAM (US) voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Funds pay to RBC GAM (US) indirectly through its investment in an affiliated money market fund. For the six months ended March 31, 2018, the amount waived was $1,030, $745, $1,498, $1,081 and $2,266 for the SMID Cap Growth Fund, Enterprise Fund, Small Cap Core Fund, Microcap Value Fund and Small Cap Value Fund, respectively, and is included in expenses waived/reimbursed by Advisor in the Statements of Operations.

RBC GAM (US) may also voluntarily waive and/or reimburse operating expenses of any Fund from time to time. Any such voluntary program may be changed or eliminated at any time without notice, and expenses waived under such program are not subject to recoupment.

63

NOTES TO FINANCIAL STATEMENTS

RBC GAM (US) serves as co-administrator to the Funds. BNY Mellon serves as co-administrator and fund accounting agent. Services provided under the administrative services contract include providing day-to-day administration of matters related to the Funds, maintenance of their records and the preparation of reports. Under the terms of the administrative services agreement, RBC GAM (US) received from each Fund except Small Cap Value Fund a fee, payable monthly, at the annual rate of 0.075% of each Fund’s average daily net assets. Effective October 2, 2017, RBC GAM (US) no longer receives a fee under the administrative services agreement. BNY Mellon receives a fee for its services payable by each Fund based in part on each Funds’ average net assets. RBC GAM (US)’s fee is listed as ”Administration fees“ in the Statements of Operations. BNY Mellon’s fee is included with ”Accounting fees“ in the Statements of Operations.

Certain officers and trustees of the Trust are affiliated with the Advisor or the Co-Administrator. Such Officers and Trustees receive no compensation from the Funds for serving in their respective roles.

The Trust currently pays each of the independent trustees (trustees of the Trust who are not directors, officers or employees of the Advisor, either Co-Administrator or Distributor) an annual retainer of $54,000. The Board Chairperson and Audit Committee Chairperson each receive an additional retainer of $2,500 annually, and all other trustees serving as Chair of a Board committee each receive an additional retainer of $1,000 annually. In addition, independent trustees receive a quarterly meeting fee of $6,500 for each in-person Board meeting attended, a meeting fee of $1,500 for each telephonic or special board meeting attended, a $1,500 fee for each Board committee meeting attended, and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings. These amounts are included in the Statement of Operations in “Trustees’ fees”.

In conjunction with the launch of the Class R6 Shares, the Advisor invested seed capital to provide the share class its initial investment assets. The table below shows, as of March 31, 2018, the Fund’s net assets, the shares of the Fund held by the Advisor, and the percent of total net assets represented by the Advisor’s investment.

	Net Assets	Shares held by Advisor	% of Fund Net Assets
SMID Cap Growth Fund	$81,785,186	858	0.0%
Small Cap Core Fund	$277,702,417	277	0.0%
Small Cap Value Fund	$94,278,519	852	0.0%

4. Fund Distribution:

Each of the Funds that offers Class A shares has adopted a Master Distribution 12b-1 Plan (the “Plan”) in which Quasar Distributors LLC (the “Distributor”) acts as the Funds’ distributor. The Plan permits each Fund to make payments for, or to reimburse the Distributor for, distribution-related costs and expenses of marketing shares of Class A covered under the Plan, and/or for providing shareholder services. The Plan does not apply to Class I and Class R6. The following chart shows the current Plan fee rate for Class A.

Class A
12b-1 Plan Fee	0.25%*

* Under the 12b-1 plan, the maximum fee rate for Class A shares is 0.50%. Currently the Board has approved an annual limit of 0.25%.

Plan fees are based on average daily net assets of Class A. Up to 0.25% of each Plan fee may be designated as a service fee, as defined by the applicable rules of the Financial Industry Regulatory Authority. The Distributor, subject to applicable legal requirements, may waive the Plan fee voluntarily, in whole or in part. For the period ended March 31, 2018, there were no fees waived by the Distributor.

64

NOTES TO FINANCIAL STATEMENTS

For the period ended March 31, 2018, the Distributor received commissions of $3,109 front-end sales charges of Class A shares, of the Funds, of which $677 was paid to affiliated broker-dealers, and the remainder was either paid to unaffiliated broker-dealers or retained by the Distributor.

The Distributor did not receive any CDSC fees from Class A shares or Class C shares of the Funds during the period ended March 31, 2018.

5. Securities Transactions:

The cost of securities purchased and proceeds from securities sold (excluding securities maturing less than one year from acquisition) for the period ended March 31, 2018 were as follows:

	Purchases	Sales
SMID Cap Growth Fund	$6,875,985	$(7,652,987)
Enterprise Fund	5,460,538	11,762,056
Small Cap Core Fund	31,331,712	50,075,885
Microcap Value Fund	6,583,935	16,369,972
Small Cap Value Fund	26,190,475	8,074,539

Within the guidelines established by the Funds to always seek best execution when entering into portfolio transactions, the Funds participate in a “commission recapture” program under which brokerage transactions are directed to Cowen and Company, LLC and its correspondent brokers. A portion of the commissions paid under this program are reimbursed to the Funds and are recorded as net realized gains from investment transactions in the financial statements.

6. Capital Share Transactions:

The Trust is authorized to issue an unlimited number of shares of beneficial interest (“shares outstanding”) without par value. Transactions in capital stock of the Funds are summarized on the following pages:

	SMID Cap Growth Fund		Enterprise Fund
	For the Six Months Ended March 31, 2018 (Unaudited)	For the Year Ended September 30, 2017	For the Six Months Ended March 31, 2018 (Unaudited)	For the Year Ended September 30, 2017
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$67,409	$236,121	$27,398	$307,815
Distributions reinvested	2,409,085	886,031	238,798	11,785
Cost of shares redeemed	(781,490)	(2,257,597)	(393,361)	(470,823)

Change in Class A	$1,695,004	$(1,135,445)	$(127,165)	$(151,223)

Class I
Proceeds from shares issued	$7,084,970	$11,617,678	$189,705	$292,295
Distributions reinvested	12,385,872	4,167,203	15,051,730	1,151,331
Cost of shares redeemed	(6,611,873)	(39,651,797)	(5,223,950)	(35,623,301)

Change in Class I	$12,858,969	$(23,866,916)	$10,017,485	$(34,179,675)

Class R6
Proceeds from shares issued	$—	$10,000	$—	$—
Distributions reinvested	2,177	682	—	—

Change in Class R6	$2,177	$10,682	$—	$—

Change in net assets resulting from capital transactions	$14,556,150	$(24,991,679)	$9,890,320	$(34,330,898)

65

NOTES TO FINANCIAL STATEMENTS

	SMID Cap Growth Fund		Enterprise Fund
	For the Six Months Ended March 31, 2018 (Unaudited)	For the Year Ended September 30, 2017	For the Six Months Ended March 31, 2018 (Unaudited)	For the Year Ended September 30, 2017
SHARE TRANSACTIONS:
Class A
Issued	4,992	17,167	1,022	12,781
Reinvested	197,628	67,688	10,732	497
Redeemed	(59,421)	(166,222)	(17,560)	(20,135)

Change in Class A	143,199	(81,367)	(5,806)	(6,857)

Class I
Issued	488,483	764,227	7,830	12,000
Reinvested	897,527	288,587	649,902	47,186
Redeemed	(452,330)	(2,674,878)	(214,409)	(1,485,860)

Change in Class I	933,680	(1,622,064)	443,323	(1,426,674)

Class R6
Issued	—	654	—	—
Reinvested	157	47	—	—

Change in Class R6	157	701	—	—

Change in shares resulting from capital transactions	1,077,036	(1,702,730)	437,517	(1,433,531)

66

NOTES TO FINANCIAL STATEMENTS

	Small Cap Core Fund		Microcap Value Fund
	For the Six Months Ended March 31, 2018 (Unaudited)	For the Year Ended September 30, 2017	For the Six Months Ended March 31, 2018 (Unaudited)	For the Year Ended September 30, 2017
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$1,019,818	$6,717,442	$241,764	$743,595
Distributions reinvested	395,954	—	498,634	383,624
Cost of shares redeemed	(2,678,439)	(7,176,886)	(1,006,650)	(4,020,277)

Change in Class A	$(1,262,667)	$(459,444)	$(266,252)	$(2,893,058)

Class I
Proceeds from shares issued	$17,634,484	$59,818,830	$1,570,832	$6,220,420
Distributions reinvested	7,376,593	428,278	12,273,679	7,018,629
Cost of shares redeemed	(34,021,341)	(67,392,286)	(13,478,128)	(32,029,925)

Change in Class I	$(9,010,264)	$(7,145,178)	$366,383	$(18,790,876)

Class R6
Proceeds from shares issued	$152,380	$963,434	$—	$—
Distributions reinvested	31,899	9	—	—
Cost of shares redeemed	(32,641)	(4,542)	—	—

Change in Class R6	$151,638	$958,901	$—	$—

Change in net assets resulting from capital transactions	$(10,121,293)	$(6,645,721)	$100,131	$(21,683,934)

SHARE TRANSACTIONS:
Class A
Issued	25,713	186,219	7,994	24,003
Reinvested	9,904	—	16,457	12,132
Redeemed	(67,407)	(197,602)	(32,552)	(129,493)

Change in Class A	(31,790)	(11,383)	(8,101)	(93,358)

Class I
Issued	425,613	1,595,510	50,429	202,954
Reinvested	177,109	11,150	405,072	221,968
Redeemed	(823,625)	(1,837,772)	(437,973)	(1,045,225)

Change in Class I	(220,903)	(231,112)	17,528	(620,303)

Class R6
Issued	3,630	25,842	—	—
Reinvested	765	—	—	—
Redeemed	(807)	(112)	—	—

Change in Class R6	3,588	25,730	—	—

Change in shares resulting from capital transactions	(249,105)	(216,765)	9,427	(713,661)

67

NOTES TO FINANCIAL STATEMENTS

	Small Cap Value Fund
	For the Six Months Ended March 31, 2018 (Unaudited)	For the Year Ended September 30, 2017
CAPITAL TRANSACTIONS:
Class I
Proceeds from shares issued	$23,774,821	$74,101,905
Distributions reinvested	1,879,039	209,517
Cost of shares redeemed	(7,488,157)	(13,502,300)

Change in Class I	$18,165,703	$60,809,122

Class R6
Proceeds from shares issued	$—	$5,513,492
Distributions reinvested	163,148	178
Cost of shares redeemed	—	14

Change in Class R6	$163,148	$5,513,684

Change in net assets resulting from capital transactions	$18,328,851	$66,322,806

SHARE TRANSACTIONS:
Class I
Issued	1,771,020	5,941,364
Reinvested	138,063	16,628
Redeemed	(548,747)	(1,075,997)

Change in Class I	1,360,336	4,881,995

Class R6
Issued	—	440,941
Reinvested	11,917	14

Change in Class R6	11,917	440,955

Change in shares resulting from capital transactions	1,372,253	5,322,950

7. Federal Income Taxes:

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to distribute substantially all of its net investment income and net realized capital gains. Therefore, no federal tax liability is recorded in the financial statements of each Fund.

Fund Management has analyzed the Funds’ tax positions taken or expected to be taken on federal income tax returns for all open tax years (the tax years ended September 30 of the years 2014, 2015, 2016 and 2017 for all funds except Small Cap Value Fund, which is for the period ended September 30, 2015 and the tax years ended 2016 and 2017), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

68

NOTES TO FINANCIAL STATEMENTS

As of March 31, 2018, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for each Fund was as follows:

	Tax Cost Of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
SMID Cap Growth Fund	$ 61,871,682	$ 22,516,768	$ (2,805,737)	$19,711,031
Enterprise Fund	45,361,775	40,579,614	(2,579,509)	38,000,105
Small Cap Core Fund	182,424,264	102,308,306	(9,224,248)	93,084,058
Microcap Value Fund	95,969,075	59,509,886	(23,118,206)	36,391,680
Small Cap Value Fund	90,468,367	7,605,801	(4,389,608)	3,216,193

The difference between book basis and tax basis unrealized appreciation/depreciation is attributable primarily to the tax deferral of losses on wash sales, Passive Foreign Investment Companies (PFICs) and the timing of income recognition in partnerships.

The tax character of distributions during the year ended September 30, 2017 were as follows:

	Distributions Paid From
	Ordinary Income	Net Long Term Capital Gains	Total Taxable Distributions	Total Distributions Paid
SMID Cap Growth Fund	$—	$5,129,231	$5,129,231	$5,129,231
Enterprise Fund	257,685	976,085	1,233,770	1,233,770
Small Cap Core Fund	422,552	13,796	436,348	436,348
Microcap Value Fund	735,755	8,066,539	8,802,294	8,802,294
Small Cap Value Fund	56,344	157,812	214,156	214,156

The tax basis of components of accumulated earnings/(losses) and tax character of distributions are determined at fiscal year end, and will be included in the Annual Report dated September 30, 2018.

As of September 30, 2017, the Funds did not have any capital loss carryforwards for federal income tax purposes.

Under current tax law, capital losses realized after October 31 and ordinary losses after December 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The SMID Cap Growth Fund and Small Cap Core Fund had deferred qualified late-year ordinary losses of $223,978 and $215,075, respectively which will be treated as arising on the first business day of the fiscal year ending September 30, 2018.

8. Market Timing:

The Trust strongly discourages attempts at market timing by Fund shareholders. Each Fund charges a redemption fee of 2% of the value of the shares redeemed or exchanged within 30 days of purchase, in addition to limiting the number of exchanges that may be made between Funds to five (5) per calendar year. When assessed, the redemption fee is deducted from the redemption proceeds and retained by the Fund, not by the Advisor. This redemption fee is not charged in cases where, for example, the redemption results from an automatic reinvestment or asset re-allocation not specifically directed by the shareholder. The Trust also reserves the right to reject any Fund purchase order made by persons deemed to be market timers. The Funds’ prospectus contains a full description of the Trust’s policies on market timing and/or excessive trading. The redemption fee is recorded as a credit to capital and is included in the capital transactions on the Statements of Changes in Net Assets.

69

NOTES TO FINANCIAL STATEMENTS

During the six months ended March 31, 2018, the redemption fees collected by the Funds which are offset in the cost of shares redeemed on the Statements of Changes in Net Assets are as follows:

Redemption Fees
SMID Cap Growth Fund	$ 7
Small Cap Core Fund	506
Microcap Value Fund	791

9. Soft Dollars:

Soft dollar arrangements and commission sharing arrangements (CSAs) are arrangements under which RBC GAM (US) directs client brokerage transactions to a broker-dealer and obtains other products and services, such as research, in addition to trade execution. Federal securities laws permit a fund advisor to incur commission charges on behalf of a fund that are higher than another broker-dealer would have charged if the advisor believes the charges are reasonable in relation to the brokerage and research services received. RBC GAM (US) has a fiduciary duty to the shareholders of the Funds to seek the best execution for all of the Funds’ securities transactions. Fund Management believes that using soft dollars to purchase brokerage and research services may, in certain cases, be in a Fund’s best interest. During the period ended March 31, 2018, the Funds used soft dollar and commission sharing arrangements. Fund Management continues to closely monitor its current use of soft dollars, in addition to regulatory developments in this area for any possible impact on Fund policies.

10. Significant Risks

Shareholder concentration risk:

As of March 31, 2018, the Funds had omnibus accounts which owned more than 10% of a Fund’s outstanding shares as shown below:

	# of Non-Affiliated Omnibus Accounts	% of Fund
SMID Cap Growth Fund	2	84.5%
Enterprise Fund	2	21.8%
Small Cap Core Fund	3	56.8%
Microcap Value Fund	2	45.4%
Small Cap Value Fund	3	96.6%

In addition, a shareholder owned 15.6% of the Small Cap Core Fund as of March 31, 2018. Significant transactions by these shareholders may impact the Funds’ performance.

Industry and sector focus risk:

At times the Funds may increase the relative emphasis of its investments in a particular industry or sector. The prices of securities of issuers in a particular industry or sector may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than securities of issuers in other industries and sectors. To the extent that the Fund increases the relative emphasis of its investments in a particular industry or sector, its shares’ values may fluctuate in response to events affecting that industry or sector.

11. Subsequent Events:

Fund Management has evaluated the impact of all subsequent events on the Funds and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

70

SHARE CLASS INFORMATION (UNAUDITED)

The RBC Equity Funds offer three share classes. These three share classes are the A, R6 and I classes.

Class A

Class A shares, offered by all Funds except Small Cap Value Fund, are available for purchase primarily through investment advisors, broker-dealers, banks and other financial services intermediaries. Class A shares of the Funds are currently subject to a maximum up-front sales charge of 5.75% and a 1.00% CDSC for redemption within 12 months of a $1 million or greater purchase. Class A shares currently include a 0.25% (25 bps) annual 12b-1 service and distribution fee.

Class I

Class I shares are available in all of the Funds. This share class is intended for investors meeting certain minimum investment thresholds. This share class does not have an up-front sales charge (load) or a 12b-1 service and distribution fee.

Class R6

Class R6 shares are available in SMID Cap Growth Fund, Small Cap Core Fund and Small Cap Value Fund. This share class is intended for investors meeting certain minimum investment thresholds. This share class does not have an up-front sales charge (load) or a 12b-1 service and distribution fee.

71

SUPPLEMENTAL INFORMATION (UNAUDITED)

Shareholder Expense Examples

As a shareholder of the the RBC Funds, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the RBC Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2017 through March 31, 2018.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

		Beginning Account Value 10/1/17	Ending Account Value 3/31/18	Expenses Paid During Period* 10/1/17–3/31/18	Annualized Expense Ratio During Period 10/1/17–3/31/18
SMID Cap Growth Fund
	Class A	$1,000.00	$1,063.90	$5.51	1.07%
	Class I	1,000.00	1,065.40	4.22	0.82%
	Class R6	1,000.00	1,066.10	3.97	0.77%
Enterprise Fund
	Class A	1,000.00	985.60	6.58	1.33%
	Class I	1,000.00	986.90	5.35	1.08%
Small Cap Core Fund
	Class A	1,000.00	1,018.10	5.79	1.15%
	Class I	1,000.00	1,019.20	4.53	0.90%
	Class R6	1,000.00	1,019.70	4.38	0.87%
Microcap Value Fund
	Class A	1,000.00	993.70	6.56	1.32%
	Class I	1,000.00	995.20	5.32	1.07%
Small Cap Value Fund
	Class I	1,000.00	995.80	4.73	0.95%
	Class R6	1,000.00	995.90	4.48	0.90%

*Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 182/365 (to reflect one half year period).

72

SUPPLEMENTAL INFORMATION (UNAUDITED)

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each RBC Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value 10/1/17	Ending Account Value 3/31/18	Expenses Paid During Period* 10/1/17-3/31/18	Annualized Expense Ratio During Period 10/1/17-3/31/18
SMID Cap Growth Fund
	Class A	$1,000.00	$1,019.60	$5.39	1.07%
	Class I	1,000.00	1,020.84	4.13	0.82%
	Class R6	1,000.00	1,021.09	3.88	0.77%
Enterprise Fund
	Class A	1,000.00	1,018.30	6.69	1.33%
	Class I	1,000.00	1,019.55	5.44	1.08%
Small Cap Core Fund
	Class A	1,000.00	1,019.20	5.79	1.15%
	Class I	1,000.00	1,020.44	4.53	0.90%
	Class R6	1,000.00	1,020.59	4.38	0.87%
Microcap Value Fund
	Class A	1,000.00	1,018.35	6.64	1.32%
	Class I	1,000.00	1,019.60	5.39	1.07%
Small Cap Value Fund
	Class I	1,000.00	1,020.19	4.78	0.95%
	Class R6	1,000.00	1,020.44	4.53	0.90%

*Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 182/365 (to reflect one half year period).

73

RBC Funds

P.O. Box 701

Milwaukee, WI 53201-0701

800-422-2766

www.rbcgam.us

Performance data represents past performance and does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

This report and the financial statements contained herein are provided for the information of RBC Funds shareholders. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, charges and expenses of the funds. Please read the prospectus carefully before investing.

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. There is no assurance that certain securities will remain in or out of each fund’s portfolio. The views expressed in this report reflect those of the portfolio managers through the period ended March 31, 2018.

NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

RBC Global Asset Management (U.S.) Inc. serves as investment advisor for the RBC Funds. RBC Funds are distributed by Quasar Distributors LLC.

The RBC Funds are pleased to offer shareholder reports printed entirely on Forest Stewardship Council® certified paper. FSC® certification ensures that the paper used in this report contains fiber from well-managed and responsibly harvested forests that meet strict environmental and socioeconomic standards.

RBCF-EQ SAR 03-18

Semi-Annual Report

For the six months ended March 31, 2018

U.S. Government Money Market Fund

Global Asset Management

	RBC Funds

About your Semi Annual Report

This semi-annual report (Unaudited) includes detailed information about your Fund including financial statements, performance, and a complete list of its holdings.

We hope the financial information presented will help you evaluate your investment in the RBC Funds. We also encourage you to read your Fund’s prospectus for further detail as to your Fund’s investment policies and risk profile. RBC Funds prospectuses and performance information subsequent to the date of this report are available on our website at www.rbcgam.us.

A description of the policies and procedures that your Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-422-2766; (ii) on the Fund’s website at www.rbcgam.us; and (iii) on the Securities and Exchange Commission’s (the “Commission”) website at http://www.sec.gov.

Information regarding how your Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) on the Fund’s website at www.rbcgam.us; and (ii) on the Commission’s website at http://www.sec.gov.

A schedule of the Fund’s portfolio holdings is filed with the Commission for the first and third quarters of each fiscal year on Form N-Q. This information is available on the Commission’s website at http://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room is available by calling 1-800-SEC-0330.

Table of Contents	Money Market Portfolio Manager	1
	Performance Summary	3
	Schedule of Portfolio Investments	5
	Financial Statements
	- Statements of Assets and Liabilities	14
	- Statements of Operations	16
	- Statements of Changes in Net Assets	17
	Financial Highlights	18
	Notes to Financial Statements	20
	Supplemental Information	27

MONEY MARKET PORTFOLIO MANAGER

RBC Global Asset Management (U.S.) Inc. (“RBC GAM (US)”), serves as the investment advisor to the Fund. RBC GAM (US) employs a team approach to the management of the U.S. Government Money Market Fund, with no individual team member being solely responsible for the investment decisions. The Fund’s management team has access to RBC GAM (US)’s investment research and other money management resources.

Brandon T. Swensen, CFA

Managing Director, Co-Head, U.S. Fixed Income

Brandon Swensen oversees RBC GAM (US)’s fixed income research, portfolio management and trading. In addition to shaping the firm’s overall fixed income philosophy and process, he is a portfolio manager for the Fund and several cash management and core solutions. Brandon joined RBC GAM (US) in 2000 and most recently was a portfolio manager on the mortgage and government team before being promoted to Co-Head. He also held research analyst positions covering asset-backed securities and credit and served as a financial analyst for the firm. Brandon earned a BS in finance from St. Cloud State University and an MBA in finance from the University of St. Thomas. He is a CFA charterholder and member of the CFA Society of Minnesota.

Brandon T. Swensen, CFA

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PERFORMANCE SUMMARY (UNAUDITED)

The U.S. Government Money Market Fund was managed to preserve principal. This means that the share price of the Fund held steady at $1.00. A consistent share price of $1.00 is expected for a money market mutual fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. These risks are more fully described in the prospectus.

				Investment Objective
		SEC 7-Day Annualized Yield(1)
	Total Return for the Six Months Ended March 31, 2018 (Unaudited)	March 31, 2018 (Unaudited)	September 30, 2017

RBC Institutional Class 1	0.55%	1.52%	0.88%
RBC Institutional Class 2	0.50%	1.42%	0.78%
RBC Investor Class	0.15%	0.70%	0.06%

(1)   As money market returns respond rapidly to market changes, such as in the Fed Funds rate, the 7-Day yield is a more accurate reflection of current earnings than the total return for the year. Prior year 7-Day yield information is provided for comparative purposes.

Performance data quoted represents past performance. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted. Performance shown reflects contractual fee waivers, without such fee waivers total returns would be reduced. For performance data current to most recent month-end go to www.rbcgam.us.

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		PERFORMANCE SUMMARY (UNAUDITED)

Asset Allocation	Money Market Maturity Schedule
	As a percentage of value of investments based on effective maturity as of March 31, 2018.

		U.S. Government Money Market Fund
	Less than 8 days	62.2%
	8 to 14 days	3.0%
	15 to 30 days	9.1%
	31 to 180 days	20.2%
	Over 180 days	5.5%

4

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund

March 31, 2018 (Unaudited)

Principal Amount		Value

U.S. Government Agency Obligations — 45.22%
Fannie Mae — 2.53%
$41,025,000	0.75%, 7/27/18	$40,961,316
9,903,000	0.88%, 5/21/18	9,898,240
2,156,000	1.13%, 10/19/18	2,153,004
20,000,000	1.64%, 6/11/18(a)	19,936,611
20,000,000	1.66%, 6/6/18(a)	19,940,417
3,000,000	1.69%, 5/23/18(a)	2,992,860
50,846,000	1.88%, 9/18/18	50,988,936

		146,871,384

Federal Farm Credit Bank — 9.06%
5,750,000	0.70%, 4/6/18	5,749,694
1,000,000	0.83%, 7/27/18	998,467
4,835,000	0.85%, 8/24/18	4,814,792
4,000,000	0.88%, 6/25/18	3,996,634
8,000,000	0.88%, 9/20/18	7,981,913
2,000,000	1.10%, 6/1/18	1,998,128
2,805,000	1.15%, 5/30/18	2,804,645
67,200,000	1.18%, 4/26/18(a)	67,147,584
400,000	1.22%, 4/27/18(a)	399,664
1,650,000	1.22%, 6/25/18	1,649,918
20,000,000	1.23%, 4/24/18(a)	19,985,089
4,050,000	1.26%, 5/22/18(a)	4,040,589
700,000	1.26%, 5/24/18(a)	698,736
11,000,000	1.26%, 8/21/18(a)	10,946,146
1,680,000	(LIBOR USD 3-Month - 0.230%), 1.46%, 4/3/19(b)	1,678,546
25,000,000	(LIBOR USD 3-Month - 0.200%), 1.62%, 8/13/19(b)	25,000,000
50,000,000	(LIBOR USD 3-Month - 0.165%), 1.62%, 2/6/20(b)	49,995,863
50,000,000	1.66%, 6/11/18(a)	49,839,583
500,000	(LIBOR USD 3-Month - 0.130%), 1.66%, 2/3/20(b)	499,960
10,000,000	1.67%, 5/31/18(a)	9,972,794
250,000	(LIBOR USD 3-Month - 0.060%), 1.69%, 10/25/19(b)	250,203
50,000,000	(LIBOR USD 1-Month + 0.045%), 1.71%, 11/1/18(b)	50,001,470
25,000,000	(LIBOR USD 1-Month + 0.050%), 1.74%, 5/4/18(b)	25,000,470
6,180,000	(LIBOR USD 1-Month + 0.045%), 1.76%, 4/9/18(b)	6,180,019
25,000,000	(LIBOR USD 1-Month + 0.140%), 1.80%, 8/1/18(b)	24,999,989
25,000,000	(LIBOR USD 1-Month + 0.180%), 1.87%, 4/4/18(b)	24,999,986
49,600,000	(LIBOR USD 1-Month + 0.120%), 1.87%, 11/13/18(b)	49,618,545
5,460,000	(LIBOR USD 1-Month + 0.180%), 1.92%, 10/11/19(b)	5,479,554
200,000	(LIBOR USD 1-Month + 0.170%), 1.93%, 11/14/19(b)	200,649
1,000,000	1.95%, 9/17/18	1,002,883
40,000,000	(LIBOR USD 3-Month - 0.165%), 1.98%, 3/16/20(b)	39,995,719
4,000,000	(LIBOR USD 3-Month - 0.035%), 1.99%, 9/4/18(b)	4,001,661
1,235,000	(LIBOR USD 1-Month + 0.190%), 2.01%, 9/20/19(b)	1,239,555
1,970,000	(LIBOR USD 1-Month + 0.180%), 2.05%, 10/24/19(b)	1,977,113
20,000,000	(LIBOR USD 3-Month - 0.030%), 2.15%, 9/18/18(b)	20,009,316

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SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

March 31, 2018 (Unaudited)

Principal Amount		Value

$ 200,000	(LIBOR USD 3-Month - 0.010%), 2.26%, 9/23/19(b)	$200,390
500,000	4.25%, 4/16/18	500,565

		525,856,832

Federal Home Loan Bank — 21.51%
12,500,000	0.63%, 8/7/18	12,468,964
46,295,000	0.88%, 10/1/18	46,205,126
750,000	0.95%, 7/23/18	748,895
2,000,000	1.13%, 4/17/18	1,999,917
200,000	1.13%, 4/25/18	199,941
14,865,000	1.13%, 9/14/18	14,855,502
4,350,000	1.15%, 6/22/18	4,349,116
13,910,000	1.20%, 9/17/18	13,902,142
35,670,000	1.25%, 6/8/18	35,663,287
100,000	1.25%, 6/28/18	99,992
50,000,000	1.25%, 9/13/18	49,997,094
15,000,000	1.25%, 9/25/18	14,993,306
1,200,000	1.32%, 8/14/18(a)	1,194,193
200,000	1.36%, 8/24/18(a)	198,928
125,000,000	1.37%, 4/2/18(a)	125,000,000
12,805,000	(LIBOR USD 3-Month - 0.163%), 1.53%, 7/5/19(b)	12,804,933
100,000,000	(LIBOR USD 3-Month - 0.155%), 1.60%, 1/24/20(b)	100,000,000
50,000,000	(LIBOR USD 1-Month - 0.060%), 1.64%, 8/7/19(b)	50,000,000
85,000,000	(LIBOR USD 3-Month - 0.150%), 1.64%, 11/6/19(b)	85,000,000
75,000,000	1.66%, 6/5/18(a)	74,780,000
1,900,000	1.67%, 6/4/18(a)	1,894,480
75,000,000	(LIBOR USD 1-Month - 0.070%), 1.67%, 7/12/19(b)	75,000,000
85,000,000	(LIBOR USD 1-Month - 0.060%), 1.75%, 9/18/19(b)	85,000,000
87,400,000	(LIBOR USD 3-Month - 0.160%), 1.78%, 5/24/19(b)	87,414,606
100,000,000	(LIBOR USD 1-Month), 1.81%, 6/19/18(b)	100,000,000
50,000,000	(LIBOR USD 3-Month - 0.160%), 1.87%, 6/5/19(b)	50,008,325
8,105,000	(LIBOR USD 3-Month - 0.160%), 1.91%, 6/12/19(b)	8,104,968
100,000,000	(LIBOR USD 1-Month + 0.050%), 1.92%, 10/26/18(b)	100,000,000
50,000,000	(LIBOR USD 3-Month - 0.120%), 1.97%, 12/13/19(b)	50,000,000
500,000	(LIBOR USD 3-Month - 0.130%), 1.98%, 9/14/18(b)	500,081
29,310,000	2.00%, 9/14/18	29,399,716
16,000,000	2.75%, 6/8/18	16,044,956

		1,247,828,468

Freddie Mac — 2.46%
35,186,000	GMTN, 0.75%, 4/9/18	35,181,537
2,150,000	MTN, 1.00%, 6/29/18	2,148,702
1,000,000	1.00%, 6/29/18	999,397
10,355,000	1.25%, 6/22/18	10,354,251
7,965,000	MTN, 1.30%, 7/16/18	7,964,964
2,000,000	MTN, 1.30%, 9/18/18	2,000,340
22,910,000	(LIBOR USD 3-Month - 0.165%), MTN, 1.53%, 7/5/19(b)	22,907,575
35,907,000	4.88%, 6/13/18	36,130,654

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SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

March 31, 2018 (Unaudited)

Principal Amount		Value

$ 9,641,000	5.00%, 6/29/18	$9,726,680
14,461,000	5.00%, 8/1/18	14,637,195

		142,051,295

Overseas Private Investment Corp. — 9.66%
40,000,000	0.00%, 3/17/19(a)	40,000,000
6,900,000	1.37%, 4/30/18(a)	6,987,876
816,667	MTN, 1.44%, 4/30/18(a)	827,022
40,000,000	1.55%, 5/17/18(a)	40,234,431
8,000,000	1.68%, 5/20/18(a)	8,049,379
2,585,000	1.70%, 11/15/18(a)	2,601,713
2,400,000	1.70%, 11/15/18(a)	2,415,516
9,400,000	(US Treasury Bill Yield 3-Month), 1.72%, 4/20/35(b)	9,400,000
5,000,000	(US Treasury Bill Yield 3-Month), 1.80%, 7/20/22(b)	5,000,000
7,826,087	(US Treasury Bill Yield 3-Month), 1.80%, 9/15/22(b)	7,826,087
14,000,000	(US Treasury Bill Yield 3-Month), 1.80%, 2/15/28(b)	14,000,000
3,000,000	(US Treasury Bill Yield 3-Month), 1.80%, 2/15/28(b)	3,000,000
25,449,057	(US Treasury Bill Yield 3-Month), 1.80%, 1/15/30(b)	25,449,057
8,000,001	(US Treasury Bill Yield 3-Month), 1.81%, 8/15/19(b)	8,000,001
2,000,000	(US Treasury Bill Yield 3-Month), 1.81%, 12/16/19(b)	2,000,000
80,829,000	(US Treasury Bill Yield 3-Month), 1.81%, 9/15/20(b)	80,829,000
21,600,000	(US Treasury Bill Yield 3-Month), 1.81%, 11/15/22(b)	21,600,000
2,863,158	(US Treasury Bill Yield 3-Month), 1.81%, 3/15/24(b)	2,863,158
1,052,632	(US Treasury Bill Yield 3-Month), 1.81%, 3/15/24(b)	1,052,632
10,000,000	(US Treasury Bill Yield 3-Month), 1.81%, 6/15/25(b)	10,000,000
9,229,983	(US Treasury Bill Yield 3-Month), 1.81%, 10/10/25(b)	9,229,983
9,146,830	(US Treasury Bill Yield 3-Month), 1.81%, 10/10/25(b)	9,146,830
50,205,000	(US Treasury Bill Yield 3-Month), 1.81%, 2/15/28(b)	50,205,000
14,659,091	(US Treasury Bill Yield 3-Month), 1.81%, 11/15/28(b)	14,659,091
15,000,000	(US Treasury Bill Yield 3-Month), 1.81%, 8/15/29(b)	15,000,000
1,385,061	(US Treasury Bill Yield 3-Month), 1.81%, 6/28/32(b)	1,385,061
13,800,000	(US Treasury Bill Yield 3-Month), 1.81%, 6/1/33(b)	13,800,000
7,000,000	(US Treasury Bill Yield 3-Month), 1.81%, 10/15/33(b)	7,000,000
1,500,000	(US Treasury Bill Yield 3-Month), 1.81%, 10/15/33(b)	1,500,000
1,453,242	(US Treasury Bill Yield 3-Month), 1.81%, 12/15/33(b)	1,453,242
12,456,038	(US Treasury Bill Yield 3-Month), 1.81%, 6/15/34(b)	12,456,038
9,091,833	(US Treasury Bill Yield 3-Month), 1.81%, 6/15/34(b)	9,091,833
15,000,000	(US Treasury Bill Yield 3-Month), 1.81%, 7/7/40(b)	15,000,000
14,300,000	(US Treasury Bill Yield 3-Month), 1.81%, 7/7/40(b)	14,300,000
10,495,000	(US Treasury Bill Yield 3-Month), 1.81%, 7/7/40(b)	10,495,000
7,500,000	(US Treasury Bill Yield 3-Month), 1.81%, 7/7/40(b)	7,500,000
4,500,000	(US Treasury Bill Yield 3-Month), 1.81%, 7/7/40(b)	4,500,000
10,452,000	(US Treasury Bill Yield 3-Month), 1.82%, 5/15/30(b)	10,452,000
12,000,000	(US Treasury Bill Yield 3-Month), 1.84%, 1/20/35(b)	12,000,000
15,000,000	(US Treasury Bill Yield 3-Month), 1.84%, 4/20/35(b)	15,000,000

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SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

March 31, 2018 (Unaudited)

Principal Amount		Value

$ 12,440,000	2.26%, 2/11/19(a)	$12,478,115
21,650,000	2.27%, 2/19/19(a)	21,705,746

		560,493,811

Total U.S. Government Agency Obligations		2,623,101,790

(Cost $2,623,101,790)

U.S. Treasury Obligations — 3.86%
U.S. Treasury Notes — 3.86%
50,000,000	0.75%, 9/30/18	49,717,467
125,000,000	0.75%, 2/15/19	123,634,844
38,000,000	1.24%, 5/15/18(a)	37,943,230
12,500,000	1.28%, 8/15/18(a)	12,440,170

		223,735,711

Total U.S. Treasury Obligations		223,735,711

(Cost $223,735,711)

U.S. Government Agency Backed Mortgages — 1.20%
Fannie Mae — 0.50%
11,126,963	Pool #469782, 2.49%, 12/1/18	11,138,856
10,682,364	Pool #AM7163, (LIBOR USD 1-Month + 0.450%), 2.12%, 5/1/19(b)	10,682,364
42,492	Series 2013-M13, Class FA, (LIBOR USD 1-Month + 0.350%), 2.22%, 5/25/18(b)	42,493
810,665	Series 2013-M14, Class FA, (LIBOR USD 1-Month + 0.350%), 2.22%, 8/25/18(b)	810,786
3,476,850	Series 2014-M8, Class FA, (LIBOR USD 1-Month + 0.250%), 1.84%, 5/1/18(b)	3,476,854
850,500	Series 2015-M10, Class FA, (LIBOR USD 1-Month + 0.250%), 1.84%, 3/1/19(b)	850,622
102,421	Series 2015-M3, Class FA, (LIBOR USD 1-Month + 0.220%), 1.81%, 6/1/18(b)	102,420
1,053,462	Series 2015-M4, Class FA, (LIBOR USD 1-Month + 0.210%), 1.80%, 9/1/18(b)	1,053,495
38,846	Series 2015-M7, Class ASQ2, 1.55%, 4/1/18	38,846
1,368,502	Series 2015-M8, Class FA, (LIBOR USD 1-Month + 0.170%), 1.76%, 11/1/18(b)	1,368,287

		29,565,023

Freddie Mac — 0.70%
14,193,935	Series K703, Class A2, 2.70%, 5/1/18	14,193,935

8

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

March 31, 2018 (Unaudited)

Principal Amount		Value

$ 9,125,397	Series K704, Class A2, 2.41%, 8/1/18	$9,129,759
16,572,000	Series K705, Class A2, 2.30%, 9/1/18	16,565,447

		39,889,141

Total U.S. Government Agency Backed Mortgages		69,454,164

(Cost $69,454,164)

Variable Rate Demand Note — 3.79%
Municipal Bonds — 3.53%
California — 2.67%
2,105,000	Abag Finance Authority for Nonprofit Corps Gaia Buildings Revenue, Series A-T, 1.85%, 9/15/32, (Credit Support: Fannie Mae), Callable 4/15/18 @ 100(c)	2,105,000
34,450,000	Abag Finance Authority for Nonprofit Corps Crossing Apartments Revenue, Series A, 1.68%, 12/15/37, (Credit Support: Fannie Mae), Callable 4/15/18 @ 100(c)	34,448,967
4,340,000	California Statewide Communities Development Authority Oakmont Senior Living Revenue, Series Y, 1.68%, 8/1/31, (Credit Support: Fannie Mae), Callable 4/15/18 @ 100(c)	4,339,870
25,000,000	California Statewide Communities Development Authority Oakmont Concord Project Revenue, Series Q, 1.70%, 6/15/35, (Credit Support: Fannie Mae), Callable 4/15/18 @ 100(c)	24,999,250
29,990,000	California Statewide Communities Development Authority Multi Family Housing Dublin Ranch Apartments Revenue, 1.70%, 12/15/37, (Credit Support: Fannie Mae), Callable 4/15/18 @ 100(c)	29,989,101
3,700,000	City of Modesto Multi Family Housing Westdale Commons Revenue, Series A, 1.38%, 11/15/32, (Credit Support: Fannie Mae), Callable 4/15/18 @ 100(c)	3,699,778
32,200,000	County of Contra Costa Creekview Apartments Revenue, Series B, 1.70%, 7/1/36, (Credit Support: Freddie Mac), Callable 4/9/18 @ 100(c)	32,199,034
4,660,000	County of San Bernardino Multi Family Housing Revenue, Series A, 1.58%, 2/15/27, (Credit Support: Fannie Mae), Callable 4/15/18 @ 100(c)	4,659,814
8,900,000	Los Angeles Community Redevelopment Agency Met Apartments Revenue, 1.47%, 12/15/24, (Credit Support: Fannie Mae), Callable 4/15/18 @ 100(c)	8,899,556
9,286,000	Los Angeles County Housing Authority Malibu Meadows Project Refunding Revenue, Series B, 1.58%, 4/15/28, (Credit Support: Fannie Mae), Callable 4/15/18 @ 100(c)	9,285,629

		154,625,999

Kentucky — 0.00%
290,000	Kentucky Housing Corp. Overlook Terraces Apartments Revenue, Series B, 1.85%, 11/15/40, (Credit Support: Fannie Mae), Callable 4/15/18 @ 100(c)	290,000

9

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

March 31, 2018 (Unaudited)

Principal Amount		Value

New York — 0.86%
$ 1,560,000	New York State Housing Finance Agency Revenue, Series B, 1.82%, 5/15/33, (Credit Support: Fannie Mae), Callable 4/9/18 @ 100(c)	$1,560,000
41,400,000	New York State Housing Finance Agency 900 8th Avenue Revenue, Series A, 1.60%, 5/15/35, (Credit Support: Fannie Mae), Callable 4/11/18 @ 100(c)	41,398,345
6,900,000	New York State Housing Finance Agency 316 11th Avenue Revenue, Series B, 1.70%, 5/15/41, (Credit Support: Fannie Mae), Callable 4/9/18 @ 100(c)	6,900,000

		49,858,345

		204,774,344

Corporate Bonds — 0.26%
Financial — 0.26%
15,200,000	Net Magan Two LLC, 1.88%, 4/1/26, (LOC : Federal Home Loan Bank)(c)	15,200,000

		15,200,000

Total Variable Rate Demand Note		219,974,344

(Cost $219,974,344)

Repurchase Agreements — 45.65%
200,000,000	BNP Paribas Securities Corp., dated 3/23/18; due 5/23/18 at 1.70% with maturity value of $200,576,111 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 4/15/18 to 8/15/43 at rates ranging from 0.00% to 3.63%, aggregate original par and fair value of $260,479,695 and $204,000,000, respectively)	200,000,000
125,000,000	BNP Paribas Securities Corp., dated 3/29/18; due 4/2/18 at 1.77% with maturity value of $125,024,583 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 8/15/26 to 5/15/45 at rates ranging from 0.00% to 3.00%, aggregate original par and fair value of $138,100,228 and $127,500,000, respectively)	125,000,000

	Total Value of BNP Paribas Securities Corp., (collateral value of $ 331,500,000)	325,000,000

343,000,000	Citigroup Global, dated 3/29/18; due 4/2/18 at 1.77% with maturity value of $343,067,457 (fully collateralized by Federal Home Loan Bank, Federal Farm Credit Bank, Fannie Mae and Freddie Mac securities with maturity dates ranging from 4/2/18 to 2/22/41 at rates ranging from 0.00% to 6.75%, aggregate original par and fair value of $361,277,000 and $349,860,191, respectively)	343,000,000

10

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

March 31, 2018 (Unaudited)

Principal Amount		Value

$100,000,000	Citigroup Global, dated 3/29/18; due 4/2/18 at 1.76% with maturity value of $100,019,556 (fully collateralized by a U.S. Treasury security with a maturity date of 5/15/42 at a rate of 3.00%, original par and fair value of $100,537,700 and $102,000,018, respectively)	$100,000,000
50,000,000	Citigroup Global, dated 3/29/18; due 4/2/18 at 1.78% with maturity value of $50,009,889 (fully collateralized by Ginnie Mae, Fannie Mae, Freddie Mac and U.S. Treasury securities with maturity dates ranging from 8/15/18 to 4/15/53 at rates ranging from 0.00% to 6.00%, aggregate original par and fair value of $55,081,534 and $51,000,000, respectively)	50,000,000

	Total Value of Citigroup Global, (collateral value of $ 502,860,209)	493,000,000

225,000,000	Credit Agricole Corporate and Investment Bank, dated 3/29/18; due 4/2/18 at 1.72% with maturity value of $225,043,000 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 12/31/18 to 12/31/23 at rates ranging from 1.50% to 2.25%, aggregate original par and fair value of $230,727,400 and $229,500,012, respectively)	225,000,000
200,000,000	Credit Agricole Corporate and Investment Bank, dated 3/20/18; due 4/20/18 at 1.65% with maturity value of $200,284,167 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 11/30/18 to 11/15/44 at rates ranging from 1.25% to 3.00%, aggregate original par and fair value of $203,761,400 and $204,000,037, respectively)	200,000,000

	Total Value of Credit Agricole Corporate and Investment Bank, (collateral value of $ 433,500,049)	425,000,000

80,000,000	Deutsche Bank Securities, dated 3/29/18; due 4/2/18 at 1.80% with maturity value of $80,016,000 (fully collateralized by a U.S. Treasury security with a maturity date of 2/28/22 at a rate of 1.88%, original par and fair value of $83,492,200 and $81,600,065, respectively)	80,000,000

	Total Value of Deutsche Bank Securities, (collateral value of $ 81,600,065)	80,000,000

65,000,000	Merrill Lynch, Pierce, Fenner, Smith, dated 3/29/18; due 4/2/18 at 1.80% with maturity value of $65,013,000 (fully collateralized by Freddie Mac, Fannie Mae, Federal Home Loan Bank and Federal Farm Credit Bank securities with maturity dates ranging from 6/8/18 to 3/2/38 at rates ranging from 0.00% to 6.25%, aggregate original par and fair value of $66,324,000 and $66,300,603, respectively)	65,000,000

	Total Value of Merrill Lynch, Pierce, Fenner, Smith, (collateral value of $ 66,300,603)	65,000,000

11

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

March 31, 2018 (Unaudited)

Principal Amount		Value

$900,000,000	National Australia Bank, dated 3/29/18; due 4/2/18 at 1.78% with maturity value of $900,178,000 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 8/9/18 to 8/15/24 at rates ranging from 0.00% to 3.75%, aggregate original par and fair value of $900,000,000 and $918,116,700, respectively)	$900,000,000

	Total Value of National Australia Bank, (collateral value of $ 918,116,700)	900,000,000

110,000,000	TD Securities (USA), dated 3/29/18; due 4/2/18 at 1.81% with maturity value of $110,022,122 (fully collateralized by Ginnie Mae and Freddie Mac securities with maturity dates ranging from 9/1/47 to 3/20/48 at rates ranging from 3.50% to 4.00%, aggregate original par and fair value of $110,844,469 and $112,200,000, respectively)	110,000,000

	Total Value of TD Securities (USA), (collateral value of $ 112,200,000)	110,000,000

150,000,000	Wells Fargo Securities, dated 3/29/18; due 4/2/18 at 1.81% with maturity value of $150,030,167 (fully collateralized by a Fannie Mae security with a maturity date of 1/1/48 at a rate of 3.50%, original par and fair value of $153,305,500 and $153,000,001, respectively)	150,000,000
100,000,000	Wells Fargo Securities, dated 3/29/18; due 4/2/18 at 1.80% with maturity value of $100,020,000 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 6/21/18 to 11/30/18 at rates ranging from 0.00% to 1.00%, aggregate original par and fair value of $102,400,200 and $102,000,028, respectively)	100,000,000

	Total Value of Wells Fargo Securities, (collateral value of $ 255,000,029)	250,000,000

Total Repurchase Agreements		2,648,000,000

(Cost $2,648,000,000)

Total Investments		$5,784,266,009
(Cost $5,784,266,009)(d) — 99.72%

Other assets in excess of liabilities — 0.28%		16,220,666

NET ASSETS — 100.00%		$5,800,486,675

12

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

March 31, 2018 (Unaudited)

(a)	Represents effective yield to maturity on date of purchase.

(b)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on March 31, 2018.

(c)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(d)	Tax cost of securities is equal to book cost of securities.

Abbreviations used are defined below:

GMTN - Global Medium Term Note

LIBOR - London Interbank Offered Rate

LOC - Letter of Credit

MTN - Medium Term Note

See Notes to the Financial Statements.

13

FINANCIAL STATEMENTS

Statements of Assets and Liabilities

March 31, 2018 (Unaudited)

U.S. Government Money Market Fund

Assets:
Investments, at value (cost $3,136,266,009)	$3,136,266,009
Repurchase agreements, at value (cost $2,648,000,000)	2,648,000,000
Cash	26,215,396
Interest and dividend receivable	5,566,798
Prepaid expenses and other assets	46,185

Total Assets	5,816,094,388

Liabilities:
Distributions payable	1,666,143
Payable for investments purchased	11,741,113
Accrued expenses and other payables:
Investment advisory fees	109,691
Accounting fees	74,776
Audit fees	22,360
Trustees’ fees	43,402
Distribution fees	1,598,041
Custodian fees	31,383
Shareholder servicing fees	120,565
Transfer agent fees	8,806
Other	191,433

Total Liabilities	15,607,713

Net Assets	$5,800,486,675

Net Assets Consists of:
Capital	$5,800,701,539
Distributions in excess of net investment income	(35,117)
Accumulated net realized losses from investment transactions	(179,747)

Net Assets	$5,800,486,675

14

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (cont.)

March 31, 2018 (Unaudited)

U.S. Government Money Market Fund

Net Assets
RBC Institutional Class 1	$2,510,686,750
RBC Institutional Class 2	2,060,879,725
RBC Investor Class	1,228,920,200

Total	$5,800,486,675

Shares Outstanding (Unlimited number of shares authorized, no par value):
RBC Institutional Class 1	2,510,743,502
RBC Institutional Class 2	2,060,912,562
RBC Investor Class	1,229,080,393

Total	5,800,736,457

Net Asset Values and Redemption Prices Per Share:
RBC Institutional Class 1	$1.00

RBC Institutional Class 2	$1.00

RBC Investor Class	$1.00

See Notes to the Financial Statements.

15

FINANCIAL STATEMENTS

Statements of Operations

For the Six Months Ended March 31, 2018 (Unaudited)

U.S. Government
Money Market Fund
Investment Income:
Interest income	$38,391,330
Expenses:
Investment advisory fees	2,964,403
Distribution fees–RBC Institutional Class 1	346
Distribution fees–RBC Institutional Class 2	1,193,810
Distribution fees–RBC Investor Class	8,483,246
Accounting fees	212,426
Audit fees	17,867
Custodian fees	65,933
Insurance fees	25,433
Legal fees	169,247
Registrations and filing fees	137,272
Shareholder reports	72,669
Transfer agent fees–RBC Institutional Class 1	13,412
Transfer agent fees–RBC Institutional Class 2	3,300
Transfer agent fees–RBC Investor Class	3,023
Transfer agent fees–RBC Reserve Class	814
Transfer agent fees–RBC Select Class	940
Trustees’ fees and expenses	265,281
Shareholder services administration fees–RBC Institutional Class 1	660,170
Shareholder services administration fees–RBC Institutional Class 2	31
Tax expense	1,875
Other fees	128,155
Total expenses before fee waiver/reimbursement	14,419,653
Expenses waived/reimbursed by:
Distributor - Class Specific	(1,167,945)
Net expenses	13,251,708
Net Investment Income	25,139,622
Realized/Unrealized Gains/(Losses):
Net realized gains from investment transactions	42,698
Change in net assets resulting from operations	$25,182,320

See Notes to the Financial Statements.

16

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	U.S. Government Money Market Fund
	For the Six Months Ended March 31, 2018 (Unaudited)	For the Year Ended September 30, 2017
From Investment Activities
Operations:
Net investment income	$25,139,622	$21,104,372
Net realized gains from investments	42,698	31,146

Change in net assets resulting from operations	25,182,320	21,135,518

Distributions from Net Investment Income
RBC Institutional Class 1 Shareholders	(14,791,490)	(16,004,154)
RBC Institutional Class 2 Shareholders	(8,215,297)	(4,972,564)
RBC Investor Class Shareholders	(2,167,951)	(279,121)
RBC Reserve Class Shareholders	—	(179,022)
RBC Select Class Shareholders	—	(229,649)

Change in net assets resulting from shareholder distributions	(25,174,738)	(21,664,510)

Capital Transactions:
Proceeds from shares issued	9,402,932,386	35,980,819,255
Distributions reinvested	19,433,097	13,341,013
Cost of shares redeemed	(9,213,448,635)	(39,873,426,912)

Change in net assets resulting from capital transactions	208,916,848	(3,879,266,644)

Net increase/(decrease) in net assets	208,924,430	(3,879,795,636)
Net Assets:
Beginning of period	5,591,562,245	9,471,357,881

End of period	$5,800,486,675	$5,591,562,245

Distributions in excess of net investment income	$(35,117)	$(1)

Share Transactions:
Issued	9,402,932,386	35,980,819,255
Reinvested	19,433,097	13,341,013
Redeemed	(9,213,448,635)	(39,873,426,912)

Change in shares resulting from capital transactions	208,916,848	(3,879,266,644)

See Notes to the Financial Statements.

17

FINANCIAL HIGHLIGHTS

U.S. Government Money Market Fund

(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period
RBC Institutional Class 1
Six Months Ended 3/31/18 (Unaudited)	$1.00	0.01	—(b)	0.01	(0.01)	(0.01)	$1.00
Year Ended 9/30/17	1.00	—(b)	—(b)	—(b)	—(b)	—(b)	1.00
Year Ended 9/30/16	1.00	—(b)	—(b)	—(b)	—(b)	—(b)	1.00
Year Ended 9/30/15	1.00	—(b)	—(b)	—(b)	—(b)	—(b)	1.00
Year Ended 9/30/14	1.00	—(b)	—(b)	—(b)	—(b)	—(b)	1.00
Year Ended 9/30/13	1.00	—(b)	—(b)	—(b)	—(b)	—(b)	1.00
RBC Institutional Class 2
Six Months Ended 3/31/18 (Unaudited)	$1.00	0.01	—(b)	0.01	(0.01)	(0.01)	$1.00
Year Ended 9/30/17	1.00	—(b)	—(b)	—(b)	—(b)	—(b)	1.00
Year Ended 9/30/16	1.00	—(b)	—(b)	—(b)	—(b)	—(b)	1.00
Year Ended 9/30/15	1.00	—(b)	—(b)	—(b)	—(b)	—(b)	1.00
Year Ended 9/30/14	1.00	—(b)	—(b)	—(b)	—(b)	—(b)	1.00
Year Ended 9/30/13	1.00	—(b)	—(b)	—(b)	—(b)	—(b)	1.00
RBC Investor Class
Six Months Ended 3/31/18 (Unaudited)	$1.00	—(b)	—(b)	—(b)	—(b)	—(b)	$1.00
Year Ended 9/30/17	1.00	—(b)	—(b)	—(b)	—(b)	—(b)	1.00
Year Ended 9/30/16	1.00	—(b)	—(b)	—(b)	—(b)	—(b)	1.00
Year Ended 9/30/15	1.00	—(b)	—(b)	—(b)	—(b)	—(b)	1.00
Year Ended 9/30/14	1.00	—(b)	—(b)	—(b)	—(b)	—(b)	1.00
Year Ended 9/30/13	1.00	—(b)	—(b)	—(b)	—(b)	—(b)	1.00

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Less than $0.01 or $(0.01) per share.

18

FINANCIAL HIGHLIGHTS

U.S. Government Money Market Fund

(Selected data for a share outstanding throughout the periods indicated)

		Ratios/Supplemental Data
	Total Return(a)	Net Assets, End of Period (milllions)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets*
RBC Institutional Class 1
Six Months Ended 3/31/18 (Unaudited)	0.55%(b)	$2,511	0.19%(c)	1.12%(c)	0.19%(c)
Year Ended 9/30/17	0.60%	2,210	0.18%	0.55%	0.18%
Year Ended 9/30/16	0.20%	2,074	0.17%	0.23%	0.18%
Year Ended 9/30/15	0.01%	921	0.11%	0.01%	0.17%
Year Ended 9/30/14	0.01%	1,173	0.09%	0.01%	0.17%
Year Ended 9/30/13	0.01%	1,231	0.13%	0.01%	0.17%
RBC Institutional Class 2
Six Months Ended 3/31/18 (Unaudited)	0.50%(b)	$2,061	0.29%(c)	1.03%(c)	0.29%(c)
Year Ended 9/30/17	0.50%	1,224	0.29%	0.54%	0.29%
Year Ended 9/30/16	0.12%	663	0.26%	0.14%	0.28%
Year Ended 9/30/15	0.01%	329	0.11%	0.01%	0.27%
Year Ended 9/30/14	0.01%	299	0.09%	0.01%	0.27%
Year Ended 9/30/13	0.01%	497	0.12%	0.01%	0.27%
RBC Investor Class
Six Months Ended 3/31/18 (Unaudited)	0.15%(b)	$1,229	1.00%(c)	0.25%(c)	1.14%(c)
Year Ended 9/30/17	0.02%	2,158	0.87%	0.01%	1.15%
Year Ended 9/30/16	0.01%	728	0.36%	0.01%	1.12%
Year Ended 9/30/15	0.01%	705	0.12%	0.01%	1.12%
Year Ended 9/30/14	0.01%	672	0.09%	0.01%	1.12%
Year Ended 9/30/13	0.01%	795	0.13%	0.01%	1.12%

*	During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.

(a)	Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.

(b)	Not annualized.

(c)	Annualized.

See Notes to the Financial Statements.

19

NOTES TO FINANCIAL STATEMENTS

March 31, 2018 (Unaudited)

1. Organization:

RBC Funds Trust (the “Trust”) is registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company. The Trust was organized as a Delaware statutory trust on December 16, 2003 and currently consists of 18 portfolios. Overall responsibility for the management of the Trust is vested in its Board of Trustees (the “Board”).Predecessor funds to the Trust were reorganized as portfolios of the Trust effective April 16, 2004. This report includes the U.S. Government Money Market Fund (“Fund”).

The Fund offers three share classes: RBC Institutional Class 1, RBC Institutional Class 2 and RBC Investor Class. Prior to November 9, 2017, the Fund also offered shares in RBC Select Class and RBC Reserve Class.

RBC Global Asset Management (U.S.) Inc. (“RBC GAM (US)” or “Advisor” or “Co-Administrator”) acts as the investment advisor for the Fund. The officers of the Trust (“Fund Management”) are also employees of RBC GAM (US).

2. Significant Accounting Policies

The Fund is an investment company that follows accounting and reporting guidance under the Financial Accounting Standards Board. Summarized below are the significant accounting policies of the Funds. These policies conform to accounting principles generally accepted in the United States of America (“U.S. GAAP”). Fund Management follows these policies when preparing financial statements. Fund Management may also be required to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The financial statements are as of the close of regular trading on the New York Stock Exchange (“NYSE”).

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables-Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

Security Valuation:

The Fund has elected to use the amortized cost method to value its securities (other than other investment companies) pursuant to Rule 2a-7 of the Investment Company Act of 1940, as amended, which the Board believes approximates fair market value. The amortized cost method involves valuing a security initially at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are categorized as Level 2 in the fair value hierarchy (see “Fair Value Measurements” below for additional information). If amortized cost no longer approximates fair value due to credit or other impairments of an issuer, the Fund will determine the fair value of its securities by using pricing and valuation procedures approved by the Board. Investments in open-end investment companies (mutual funds) are valued at net asset value and are categorized as Level 1 in the fair value hierarchy.

The Board has delegated to the Fund’s Pricing Committee (“Pricing Committee”) the responsibility for implementing the pricing and valuation procedures, including responsibility for determining the fair value of the Fund’s securities or other assets and liabilities. The Pricing Committee includes representatives of the Fund’s Advisor, and Co-Administrator, including personnel from accounting and operations, investment management, trading, risk management, compliance and legal. The Pricing Committee meets at least quarterly to review and approve Fund valuation matters, including a review

20

NOTES TO FINANCIAL STATEMENTS

of the Fund’s pricing activity and operations, fair value measurements, pricing vendors, policies and procedures, and related controls. At least a quorum of the Pricing Committee shall meet more frequently, as needed, to consider and approve time-sensitive fair valuation matters. The Pricing Committee reports to the Valuation, Portfolio Management and Performance Committee (“Valuation Committee”) of the Board. Members of the Pricing Committee meet with the Valuation Committee and the Board at each of their regularly scheduled meetings to discuss valuation matters and actions taken during the period.

In accordance with Rule 2a-7, the fair values of the securities held in the Fund are determined at least once per week using evaluated prices supplied by third-party pricing vendors approved by the Board. The pricing services utilize both dealer-supplied valuations and electronic data processing techniques that take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity and type of issue. These security values are then compared to the securities’ amortized cost. If a security price is not available from a pricing service or broker-dealer, or Fund Management determines that a price provided by a pricing service or broker-dealer does not approximate fair value for purposes of this comparison, the security’s fair value will be determined in good faith by the Pricing Committee in accordance with procedures and methodologies adopted by the Board. General factors used in determining the fair value of securities include, but are not limited to, fundamental analytical data relating to the security, the issuer and the market, such as duration, prepayment and default rates; general level of interest rates and changes in interest rates; information from broker-dealers; trading in similar securities; any restrictions on disposition of the security; and an evaluation of the forces that influence the market in which the investments are traded.

Fair Value Measurements:

The Funds disclose the fair value of their investments in a hierarchy that categorizes investments based on the inputs to valuation techniques used to measure fair value. The three levels of the fair value hierarchy are as follows:

•    Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date.

•    Level 2 - Significant inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active. Observable inputs may include quoted prices for similar securities, interest rates, spreads, prepayment spreads, etc.

•    Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

Inputs used in determining fair value of an investment may include, but are not limited to, price information, volatility statistics, credit and market data, and other factors, all of which may be either observable or unobservable. Inputs can vary among investments and will be impacted by the investment type and volume of activity for the particular security or similar securities in the market. Investments in the Level 3 category are generally supported by transactions and quoted prices from dealers participating in the market for those investments. Investments may be included in the Level 3 category due to a lack of market activity or transparency. Internal valuation models may also be used as a pricing source for Level 3 investments. Internal valuation models may rely on one or more unobservable inputs, such as estimated cash flows, financial statement analysis and discount rates.

21

NOTES TO FINANCIAL STATEMENTS

The summary of inputs used to determine the fair value of the Fund’s investments as of March 31, 2018 is as follows:

Funds	Level 1 Quoted Prices	Level 2 Significant Observable Inputs		Level 3 Significant Unobservable Inputs	Total
Assets:
Investments in Securities
U.S. Government Money Market Fund	$—	5,784,266,009	(a)(b)	$—	5,784,266,009

(a) The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Portfolio Investments.

(b) The breakdown of the Fund’s investments by state classification or political subdivision is disclosed in the Schedule of Portfolio Investments.

During the period ended March 31, 2018, the Fund recognized no transfers to/from Level 1 or 2. The Fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 at the end of the year utilizing fair value at the beginning of the year.

Financial Instruments:

Repurchase Agreements:

The Fund may enter into repurchase agreements with counterparties whom the Advisor has deemed creditworthy, including primary dealers that report to the Federal Reserve Bank of New York or other large U.S. commercial banks or broker-dealers. These repurchase agreements are subject to the seller’s agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates.

Securities pledged by the dealers as collateral for repurchase agreements are held by a custodian bank until maturity of the repurchase agreement. The Fund has procedures to monitor additional collateral, if needed, to ensure that the daily market value of the collateral remains in excess of the market value of the repurchase agreement in the event of a default.

Master Repurchase Agreements (“MRA”) permit the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of a MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the Fund receives securities as collateral with a market value in excess of the repurchase price to be received by the Fund upon the maturity of the repurchase transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund recognizes a liability with respect to such excess collateral to reflect the Fund’s obligation under bankruptcy law to return the excess to the counterparty. Details of the counterparties and collateral for repurchase agreements are shown on the Schedule of Portfolio Investments.

Credit Enhancement:

Certain obligations held by the Fund have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements and third party insurance.

Investment Transactions and Income:

Investment transactions are accounted for on the date the security is bought or sold (“trade date”). Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are calculated based on the cost of the specific security (also known as identified cost

22

NOTES TO FINANCIAL STATEMENTS

basis). Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount using the effective yield method.

Expense, Investment Income and Gain/Loss Allocation:

The Fund pays the expenses that are directly related to its operations, such as custodian fees or advisory fees. Expenses incurred by the Trust, such as trustee or legal fees, are allocated among each of the Funds in the Trust either proportionately based upon the Fund’s relative net assets or using another reasonable basis such as equally across all Funds in the Trust, depending on the nature of the expense. Individual share classes within the Fund are charged expenses specific to that class, such as distribution fees and transfer agent fees. Within the Fund, expenses other than class specific expenses are allocated daily to each class based upon the proportion of relative net assets. Investment income and realized and unrealized gains or losses are allocated to each class of shares based on relative net assets.

Distributions to Shareholders:

The Fund pays out any income that it receives, less expenses, in the form of dividends and capital gain distributions to its shareholders. Income dividends are declared daily and paid monthly. Dividends will also be paid at any time during the month upon total redemption of shares in an account. Capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are calculated based on federal income tax regulations, which may differ from US GAAP. These “book/tax” differences may be either temporary or permanent in nature. To the extent these differences are determined, as of the end of the tax year, to be permanent (e.g. paydowns), they are reclassified within the Fund’s capital accounts based on their federal tax basis treatment.

When-Issued Transactions:

The Fund may engage in when-issued transactions. The Fund records when-issued securities on the trade date and maintain sufficient liquidity so that cash will be available to make payment for the securities purchased. Securities purchased on a when-issued basis are valued daily beginning on trade date and begin earning interest on the settlement date. As of March 31, 2018, the Fund held no when-issued securities.

3. Agreements and Other Transactions with Affiliates:

The Trust has entered into an investment advisory agreement with RBC GAM (US) under which RBC GAM (US) manages the Fund’s assets and furnishes related office facilities, equipment, research and personnel. The agreement requires the Fund to pay RBC GAM (US) a monthly fee based upon average daily net assets. Under the terms of the agreement, RBC GAM (US) is entitled to receive fees based on a percentage of the average daily net assets of the Fund as follows:

Annual Rate
U.S. Government Money Market Fund	0.10%

RBC Institutional Class 1 of the Fund pays the Advisor an annual shareholder services administration fee of 0.05% of the average daily net assets attributable to RBC Institutional Class 1 shares that is used to compensate financial intermediaries for providing services to shareholders and maintaining shareholder accounts. This shareholder services administration fee is not paid pursuant to Rule 12b-1.

RBC GAM (US) has contractually agreed to waive fees and/or reimburse expenses under an expense limitation agreement in order to maintain the net annual Fund operating expenses (excluding certain fees such as interest, taxes and acquired fund fees and expenses) at 0.20% for RBC Institutional Class 1. During the period ended March 31, 2018, there were no fees waived under this agreement.

RBC GAM (US) serves as co-administrator to the Fund. BNY Mellon serves as co-administrator and fund accounting agent. Services provided under the administrative services agreement include providing day-to-day administration of matters related to the Fund, maintenance of the records and the preparation of reports. Under the terms of the administrative services agreement, RBC GAM (US) does not receive an administration services fee. BNY Mellon receives a fee for its services payable by the

23

NOTES TO FINANCIAL STATEMENTS

Fund based in part on the Fund’s average net assets. BNY Mellon’s fee is included with “Accounting fees” in the Statement of Operations.

Certain Officers and Trustees of the Trust are affiliated with the Advisor. Such Officers and Trustees receive no compensation from the Fund for serving in their respective roles.

The Trust currently pays each of the independent Trustees (Trustees of the Trust who are not directors, officers or employees of the Advisor, either Co-Administrator or Distributor) an annual retainer of $54,000. The Board Chairperson and Audit Committee Chairperson each receive an additional retainer of $2,500 annually, and all other Trustees serving as Chair of a Board committee each receive an additional retainer of $1,000 annually. In addition, independent Trustees receive a quarterly meeting fee of $6,500 for each in-person Board meeting attended, a meeting fee of $1,500 for each telephonic or special board meeting attended, a $1,500 fee for each Board committee meeting attended, and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings. These amounts are included in the Statement of Operations in “Trustees’ fees”.

4. Fund Distribution:

The Fund has adopted a Shareholder Account and Distribution Services (12b-1) Plan (the “Plan”) with respect to RBC Institutional Class 2 and RBC Investor Class, in which Quasar Distributors LLC (the “Distributor”) acts as the Fund’s distributor. The Plan permits the Fund to make payments for or to reimburse the Distributor or others, including RBC Capital Markets, LLC, monthly for distribution-related costs and expenses of marketing shares of each share class covered under the Plan, and/or for providing shareholder services. The following chart shows the current Plan fee rate for each class:

	RBC Institutional Class 2	RBC Investor Class
12b-1 Plan Fee	0.15%	1.00%

Plan fees are based on average daily net assets of the applicable class. Up to 0.25% of each Plan fee may be designated as a service fee, as defined by the applicable rules of the Financial Industry Regulatory Authority.

Pursuant to a shareholder account and distribution services agreement between the Distributor and RBC Capital Markets, LLC, the Distributor has agreed to compensate RBC Capital Markets, LLC for certain shareholder account servicing support provided to the Fund. RBC Capital Markets, LLC has agreed to waive fees and/or reimburse expenses in order to maintain the net annual Fund operating expenses for each class listed below to the following amounts:

Share Class	Operating Expense Limit
RBC Institutional Class 2	0.30%
RBC Investor Class	1.00%

This expense limitation agreement is in place until January 31, 2019. The Fund will carry forward, for a period not to exceed 12 months from the date on which a waiver or reimbursement is made by RBC Capital Markets, LLC, any expenses in excess of the expense limitation and repay RBC Capital Markets, LLC such amounts, provided the Fund is able to effect such repayment and remain in compliance with the expense limitation. At March 31, 2018, the amount subject to possible recoupment under the expense limitation agreement is $827,611.

RBC Capital Markets, LLC and/or the Advisor may voluntarily waive and/or reimburse additional Fund operating expenses at any time, such as to maintain a minimum yield in the fund. Any such voluntary program may be modified or discontinued at any time without notice.

For the period ended March 31, 2018, the following distribution fees were waived:

Share Class	Distribution Fees Waived
RBC Investor Class	$338,488

24

NOTES TO FINANCIAL STATEMENTS

5. Capital Share Transactions

The number of shares sold, reinvested and redeemed correspond to the net proceeds from sale of shares, reinvestments of dividends and cost of shares redeemed, respectively, since shares are issued, reinvested and redeemed at $1.00 per share.

Transactions for the period were as follows:

	U.S. Government Money Market Fund
	For the Six Months Ended March 31, 2018 (Unaudited)	For the Year Ended September 30, 2017
CAPITAL TRANSACTIONS:
RBC Institutional Class 1
Proceeds from shares issued	$5,510,126,899	$26,573,845,998
Distributions reinvested	9,057,867	7,724,325
Cost of shares redeemed	(5,218,074,024)	(26,445,458,238)

Change in RBC Institutional Class 1	$301,110,742	$136,112,085

RBC Institutional Class 2
Proceeds from shares issued	$1,805,929,938	$2,556,565,068
Distributions reinvested	8,208,669	4,966,226
Cost of shares redeemed	(976,775,455)	(2,001,156,197)

Change in RBC Institutional Class 2	$837,363,152	$560,375,097

RBC Investor Class
Proceeds from shares issued	$2,086,875,549	$3,951,875,358
Distributions reinvested	2,166,561	279,155
Cost of shares redeemed	(3,018,599,156)	(2,521,704,235)

Change in RBC Investor Class	$(929,557,046)	$1,430,450,278

RBC Reserve Class
Proceeds from shares issued	$—	$1,465,090,862
Distributions reinvested	—	172,787
Cost of shares redeemed	—	(5,146,926,740)

Change in RBC Reserve Class	$—	$(3,681,663,091)

RBC Select Class
Proceeds from shares issued	$—	$1,433,441,969
Distributions reinvested	—	198,520
Cost of shares redeemed	—	(3,758,181,502)

Change in RBC Select Class	$—	$(2,324,541,013)

Change in net assets resulting from capital transactions	$208,916,848	$(3,879,266,644)

6. Federal Income Taxes:

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to distribute substantially all of its net investment income and net realized capital gains. Therefore, no federal tax liability is recorded in the financial statements of the Fund.

Fund Management has analyzed the Fund’s tax positions taken or expected to be taken on federal income tax returns for all open tax years (current and prior three tax years) and has concluded that no

25

NOTES TO FINANCIAL STATEMENTS

provision for federal income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

The tax character of distributions during the year ended September 30, 2017 were as follows:

	Distributions Paid From
	Ordinary Income	Total Taxable Distributions	Total Distributions Paid
U.S. Government Money Market Fund	$19,634,890	$19,634,890	$19,634,890

The tax basis of components of accumulated earnings/(losses) and tax character of distributions are determined at fiscal year end, and will be included in the Annual Report dated September 30, 2018.

As of September 30, 2017, the Fund had a short-term capital loss carryforward of $225,445 available to offset future realized capital gains in accordance with the Regulated Investment Company Modernization Act of 2010. This capital loss carryforward is not subject to expiration and must first be utilized to offset future realized gains of the same character.

Under current tax law, capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Fund did not have any deferred qualified late-year capital losses for the year ending September 30, 2017.

7. Line of Credit

The Fund, participates in an uncommitted, unsecured $500,000,000 line of credit with U.S. Bank N.A. (the “Bank”), the Fund’s custodian, to be used to fund shareholder redemption requests and for other short-term temporary or emergency general business purposes. The line of credit has a scheduled termination date of March 29, 2019. Interest is charged on borrowings under this line of credit at the Bank’s prime lending rate per annum. There were no loans outstanding pursuant to this line of credit at March 31, 2018. During the period ended March 31, 2018, the Fund did not utilize this line of credit.

8. Significant Risks

Shareholder concentration risk

As of March 31, 2018, an affiliated omnibus account owned 55.0% and an unaffiliated shareholder owned 12.5% of the Fund’s outstanding shares. Significant transactions by these shareholders may impact the Fund’s performance.

9. Subsequent Events:

Fund Management has evaluated the impact of all subsequent events on the Funds and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

26

SUPPLEMENTAL INFORMATION (UNAUDITED)

Shareholder Expense Examples

As a shareholder of the the RBC Funds, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the RBC Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2017 through March 31, 2018.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 10/1/17	Ending Account Value 3/31/18	Expenses Paid During Period* 10/1/17-3/31/18	Annualized Expense Ratio During Period 10/1/17-3/31/18
U.S. Government Money Market Fund
RBC Institutional Class 1	$1,000.00	$1,005.50	$0.95	0.19%
RBC Institutional Class 2	1,000.00	1,005.00	1.45	0.29%
RBC Investor Class	1,000.00	1,001.50	4.99	1.00%

*Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 182/365 (to reflect one half year period).

27

SUPPLEMENTAL INFORMATION (UNAUDITED)

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/17	Ending Account Value 3/31/18	Expenses Paid During Period* 10/1/17-3/31/18	Annualized Expense Ratio During Period 10/1/17-3/31/18
U.S. Government Money Market Fund
RBC Institutional Class 1	$1,000.00	$1,023.98	$0.96	0.19%
RBC Institutional Class 2	1,000.00	1,023.49	1.46	0.29%
RBC Investor Class	1,000.00	1,019.95	5.04	1.00%

*Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 182/365 (to reflect one half year period).

28

RBC Funds

P.O. Box 701

Milwaukee, WI 53201-0701

800-422-2766

www.rbcgam.us

Performance data represents past performance and does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

This report and the financial statements contained herein are provided for the information of RBC Funds shareholders. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, charges and expenses of the funds. Please read the prospectus carefully before investing.

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. There is no assurance that certain securities will remain in or out of each fund’s portfolio. The views expressed in this report reflect those of the portfolio managers through the period ended March 31, 2018.

NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

RBC Global Asset Management (U.S.) Inc. serves as investment advisor for the RBC Funds.

RBC Funds are distributed by Quasar Distributors LLC.

The RBC Funds are pleased to offer shareholder reports printed entirely on Forest Stewardship Council® certified paper. FSC® certification ensures that the paper used in this report contains fiber from well-managed and responsibly harvested forests that meet strict environmental and socioeconomic standards.

RBCF-MM SAR 03-18

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

[Note that until the date that the registrant has filed its first report on Form N-PORT (17 CFR 270.150), the registrant’s disclosures required by this Item are limited to any change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.]

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

[Note that until the date that the registrant has filed its first report on Form N-PORT (17 CFR 270.150), in the certification required by Item 13(a)(2), the registrant’s certifying officers must certify that they have disclosed in the report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect the registrant’s internal control over financial reporting.]

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                               RBC Funds Trust

By (Signature and Title)*        /s/ Kathleen A. Gorman

 Kathleen A. Gorman, President and Chief Executive Officer

 (principal executive officer)

Date                               May 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/ Kathleen A. Gorman

 Kathleen A. Gorman, President and Chief Executive Officer

 (principal executive officer)

Date                                May 25, 2018

By (Signature and Title)*        /s/ Kathleen A. Hegna

 Kathleen A. Hegna, Treasurer and Chief Financial Officer

 (principal financial officer)

Date                                May 25, 2018

* Print the name and title of each signing officer under his or her signature.